As filed with the Securities and Exchange Commission on April 20, 2005
                                Registration Nos. 333-57218; 811-05626
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 8                                          [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       James A. Shuchart, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3563

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on April 29, 2005 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

--------------------------------------------------------------------------------

                                      PART A

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                              DATED APRIL 29, 2005

                   TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement amends certain information contained in the most recent variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

THE "INDUSTRY DEVELOPMENTS - TRADING" SECTION OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

FUND REGULATORY ISSUES

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

OTHER REGULATORY MATTERS

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of the Company have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to our business practices are appropriate.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission ("SEC"). Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations , including the Company.

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA ANNUITY AND LIFE INSURANCE COMPANY IS A STOCK COMPANY DOMICILED IN IOWA.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                              DATED APRIL 29, 2005

                                TO THE PROSPECTUS
                              DATED APRIL 29, 2005

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

                 ("ING SMARTDESIGN VARIABLE ANNUITY" PROSPECTUS)

                FOR USE ONLY IN THE COMMONWEALTH OF MASSACHUSETTS

The information in this supplement updates and amends certain information contained in the above listed prospectus. You should read and keep this supplement along with the prospectus. For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

     1.   The maximum issue age is 84.

     2.   TSA loans are not available.

     3.   The Nursing Home Surrender Charge Waiver is not available.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA ANNUITY AND LIFE INSURANCE COMPANY IS A STOCK COMPANY DOMICILED IN IOWA.

CONTRACT PROSPECTUS -- APRIL 29, 2005
--------------------------------------------------------------------------------


THE CONTRACT. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us," "our"). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in
Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans.

The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

--------------------------------------------------------------------------------

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

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PREMIUM BONUS OPTION. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See "Premium Bonus Option -- Suitability." The premium bonus option may not be available in all states.

INVESTMENT OPTIONS. The contract offers variable investment options and a fixed interest option. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

THE FUNDS. Information about the funds in which the subaccounts invest is located in Appendix III -- Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.


GETTING ADDITIONAL INFORMATION. You may obtain free of charge the April 29, 2005, Statement of Additional Information ("SAI") about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain free of charge the most recent annual and/or quarterly report of ING USA Annuity and Life Insurance Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission ("SEC") also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.


ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INTEREST OPTIONS.

>     ING USA Guaranteed Account (the Guaranteed Account)

>     Fixed Account


SD Variable Annuity - 134805

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

THE CONTRACT IS NOT A DEPOSIT WITH, OBLIGATION OF OR GUARANTEED OR ENDORSED BY ANY BANK, NOR IS IT INSURED BY THE FDIC. THE CONTRACT IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT OF YOUR INVESTMENT.

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         THE INVESTMENT PORTFOLIOS ARE LISTED ON THE BACK OF THIS COVER.
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SD Variable Annuity - 134805

The investment portfolios available under your Contract are:

ING INVESTORS TRUST
  ING AIM Mid Cap Growth Portfolio (Class S)
  ING Alliance Mid Cap Growth Portfolio (Class S)
  ING American Funds Growth Portfolio
  ING American Funds Growth-Income Portfolio
  ING American Funds International Portfolio
  ING Cap Guardian Managed Global Portfolio (Class S)
  ING Cap Guardian Small/Midcap Portfolio (Class S)
  ING Cap Guardian U.S. Equities Portfolio (Class S)
  ING Eagle Asset Capital Appreciation Portfolio (Class S) ING Evergreen Health Sciences Portfolio (Class S)
  ING Evergreen Omega Portfolio (Class S)
  ING FMR(SM) Diversified Mid Cap Portfolio (Class S)
  ING FMR(SM) Earnings Growth Portfolio (Class S)
  ING Global Resources Portfolio (Class S)
  ING Goldman Sachs Tollkeeper(SM) Portfolio (Class S)
  ING Janus Contrarian Portfolio (Class S)
  ING Jennison Equity Opportunities Portfolio (Class S)
  ING JPMorgan Emerging Markets Equity Portfolio (Class S) ING JPMorgan Small Cap Equity Portfolio (Class S)
  ING JPMorgan Value Opportunities Portfolio (Class S)
  ING Julius Baer Foreign Portfolio (Class S)
  ING Legg Mason Value Portfolio (Class S)
  ING LifeStyle Aggressive Growth Portfolio (Class S1)
  ING LifeStyle Growth Portfolio (Class S1)
  ING LifeStyle Moderate Growth Portfolio (Class S1)
  ING LifeStyle Moderate Portfolio (Class S1)
  ING Liquid Assets Portfolio (Class S)
  ING Marsico Growth Portfolio (Class S)
  ING Marsico International Opportunities Portfolio (Class S) ING Mercury Focus Value Portfolio (Class S)
  ING Mercury Large Cap Growth Portfolio (Class S)
  ING MFS Mid Cap Growth Portfolio (Class S)
  ING MFS Total Return Portfolio (Class S)
  ING MFS Utilities Portfolio (Class S)
  ING Oppenheimer Main Street Portfolio (Class S)
  ING PIMCO Core Bond Portfolio (Class S)
  ING PIMCO High Yield Portfolio (Class S)
  ING Pioneer Fund Portfolio (Class S)
  ING Pioneer Mid Cap Value Portfolio (Class S)
  ING Salomon Brothers All Cap Portfolio (Class S)
  ING Salomon Brothers Investors Portfolio (Class S)
  ING T. Rowe Price Capital Appreciation Portfolio (Class S) ING T. Rowe Price Equity Income Portfolio (Class S)

ING PARTNERS, INC.
  ING Baron Small Cap Growth Portfolio (Service Class)
  ING Fundamental Research Portfolio (Service Class)
  ING JPMorgan Fleming International Portfolio (Service Class)
  ING Oppenheimer Global Portfolio (Service Class)
  ING Salomon Brothers Aggressive Growth Portfolio (Service Class) ING UBS U.S. Large Cap Equity Portfolio (Service Class)
  ING Van Kampen Comstock Portfolio (Service Class)
  ING Van Kampen Equity and Income Portfolio (Service Class)

ING VARIABLE INSURANCE TRUST
  ING GET U.S. Core Portfolio
  ING VP Global Equity Dividend Portfolio

ING VARIABLE PORTFOLIOS, INC.
  ING VP Index Plus LargeCap Portfolio (Class S)
  ING VP Index Plus MidCap Portfolio (Class S)
  ING VP Index Plus SmallCap Portfolio (Class S)

ING VARIABLE PRODUCTS TRUST
  ING VP Financial Services Portfolio (Class S)
  ING VP SmallCap Opportunities Portfolio (Class S)

ING VP INTERMEDIATE BOND PORTFOLIO (CLASS S)

AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Leisure Fund (Series I)

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
  Fidelity VIP Contrafund Portfolio (Service Class 2)
  Fidelity VIP Equity-Income Portfolio (Service Class 2)

LIBERTY VARIABLE INSURANCE TRUST
  Colonial Small Cap Value Fund (Class B)

PROFUNDS VP
  ProFund VP Bull
  ProFund VP Europe 30
  ProFund VP Rising Rates Opportunity
  ProFund VP Small-Cap


SD Variable Annuity - 134805

TABLE OF CONTENTS

CONTRACT OVERVIEW .....................................................    4

--------------------------------------------------------------------------------
Contract Design
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Sending Additional Purchase Payments (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase
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FEES AND EXPENSES......................................................    8
CONDENSED FINANCIAL INFORMATION .......................................   15
FINANCIAL STATEMENTS ..................................................   15
PURCHASE AND RIGHTS ...................................................   16
RIGHT TO CANCEL .......................................................   19
PREMIUM BONUS OPTION ..................................................   19
INVESTMENT OPTIONS ....................................................   21
TRANSFERS AMONG INVESTMENT OPTIONS ....................................   23
TRANSFERS BETWEEN OPTION PACKAGES .....................................   26
FEES ..................................................................   27
YOUR ACCOUNT VALUE ....................................................   33
WITHDRAWALS ...........................................................   35
SYSTEMATIC DISTRIBUTION OPTIONS .......................................   36
DEATH BENEFIT .........................................................   38
THE INCOME PHASE ......................................................   43
TAXATION ..............................................................   47
OTHER TOPICS ..........................................................   57
The Company --Separate Account B -- Contract Distribution --
Payment of Commissions --  Payment Delay or Suspension --
Voting Rights -- Contract Modifications -- Transfer of Ownership:
Assignment -- Involuntary Terminations -- Legal Proceedings --
Legal Matters -- Experts

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ...................SAI-1

APPENDIX I -- ING USA GUARANTEED ACCOUNT ..............................  I-1
APPENDIX II -- FIXED ACCOUNT .......................................... II-1
APPENDIX III -- DESCRIPTION OF UNDERLYING FUNDS .......................III-1
APPENDIX IV -- CONDENSED FINANCIAL INFORMATION ........................ IV-1
APPENDIX V -- PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO
     OFFERINGS.........................................................  V-1


SD Variable Annuity - 134805

                                  CONTRACT OVERVIEW
------------------------------------------------------------------------------------------------------------------------
QUESTIONS: CONTACTING THE         The following is intended as a summary. Please read each section of this prospectus
COMPANY. To answer your           for additional detail.
questions, contact your sales     --------------------------------------------------------------------------------------
representative or write or call                                      CONTRACT DESIGN
our Customer Service Center at:   --------------------------------------------------------------------------------------
                                  The contract described in this prospectus is a group or individual deferred variable
  P.O. Box 9271                   annuity contract. It is intended to be a retirement savings vehicle that offers a
  Des Moines, IA 50306-9271       variety of investment options to help meet long-term financial goals. The term
  1-800-366-0066                  "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.
SENDING FORMS AND WRITTEN         --------------------------------------------------------------------------------------
REQUESTS IN GOOD ORDER.                                              CONTRACT FACTS
If you are writing to change      --------------------------------------------------------------------------------------
your beneficiary, request a       OPTION PACKAGES. There are three option packages available under the contract. You
withdrawal or for any other       select an option package at the time of application. Each option package is
purpose, contact us or your       distinct. See "Purchase and Rights" for age maximums on the calculation of death
sales representative to learn     benefits. The differences are summarized as follows:
what information is required      --------------------------------------------------------------------------------------
for the request to be in "good                         OPTION PACKAGE I      OPTION PACKAGE II     OPTION PACKAGE III
order." We can only act upon      --------------------------------------------------------------------------------------
requests that are received in     Mortality and
good order.                       Expense Risk
                                  Charge(1):                 0.80%                 1.10%                  1.25%
Generally, a request is           --------------------------------------------------------------------------------------
considered to be in "good         Death Benefit(2)   The greater of:        The greatest of:      The greatest of:
order" when it is signed,         on Death of the    1)  The sum of all     1)  The sum of all    1)  The sum of all
dated and made with such          Annuitant(3):          purchase               purchase              purchase
clarity and completeness that                            payments,              payments,             payments,
we are not required to                                   adjusted for           adjusted for          adjusted for
exercise any discretion in                               amounts                amounts               amounts
carrying it out.                                         withdrawn or           withdrawn or          withdrawn or
                                                         applied to an          applied to an         applied to an
SENDING ADDITIONAL PURCHASE                              income phase           income phase          income phase
PAYMENTS.                                                payment option         payment option        payment option
                                                         as of the claim        as of the claim       as of the claim
Use the following address when                           date; or               date; or              date; or
sending additional purchase                          2)  The account        2)  The account       2)  The account
payments.                                                value on the           value on the          value on the
                                                         claim date.            claim date; or        claim date; or
  ING USA Annuity and Life                                                  3)  The "step-up      3)  The "step-up
  Insurance Company                                                             value" on the         value" on the
  Attn:  Customer Service                                                       claim date.           claim date; or
  Department                                                                                      4)  The "roll-up
  P.O. Box 9271                                                                                       value" on the
  Des Moines, IA 50306-9271                                                                           claim date.
                                  --------------------------------------------------------------------------------------
If using express mail, use the    Minimum Initial     NON-                    NON-                    NON-
following address:                Purchase         QUALIFIED:  QUALIFIED:  QUALIFIED:  QUALIFIED:  QUALIFIED: QUALIFIED:
                                  Payment(4):       $15,000     $1,500       $5,000     $1,500       $5,000    $1,500
  ING USA Annuity and Life        --------------------------------------------------------------------------------------
  Insurance Company               Free               10% of your account    10% of your account   10% of your account
  Attn:  Customer Service         Withdrawals(5):    value each account     value each account    value each account
  Department                                         year, non-cumulative.  year,                 year, cumulative to
  909 Locust Street                                                         non-cumulative.       a maximum 30%.
  Des Moines, IA 50309-2899       --------------------------------------------------------------------------------------
                                  Nursing Home
                                  Waiver -- Waiver             Not
                                  of Early                 Available             Available              Available
                                  Withdrawal
                                  Charge:
------------------------------------------------------------------------------------------------------------------------

(1)   See "Fee Table" and "Fees."

(2) See "Death Benefit." If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

(3) When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." THEREFORE, CONTRACT HOLDERS WHO ARE NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.

(4)   See "Purchase and Rights."

(5)   See "Fees."

SD Variable Annuity - 134805

PREMIUM BONUS OPTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See "Premium Bonus Option."

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See "Fee Table" and "Fees."

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

> If you exercise your free look privilege and cancel your contract. See "Premium Bonus Option--Forfeiture" and "Right to Cancel."

> If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture" and "Death Benefit--Premium Bonus."

> Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See "Premium Bonus Option--Forfeiture" and "Withdrawals."

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See "Premium Bonus Option--Suitability." Your sales representative can help you decide if the premium bonus option is right for you.

TRANSFERABILITY. You may transfer from one option package to another.

>     Transfers must occur on an account anniversary.

> A written request for the transfer must be received by us within 60 days of an account anniversary.

>     Certain minimum account values must be met.

See "Transfers Between Option Packages."

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states allow you more than ten days) of receipt. See "Right to Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See "Death Benefit." Any death benefit during the income phase will depend upon the income phase payment option selected. See "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

SD Variable Annuity - 134805

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."

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                                 CONTRACT PHASES
--------------------------------------------------------------------------------

I. THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

>     Fixed Interest Options; or

> Variable Investment Options. (The variable investment options are the subaccounts of Separate Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

                         ---------------------
                             Payments to
                             Your Account
                         ---------------------
                               STEP 1 |
                                      V
           ------------------------------------------------
             ING USA Annuity and Life Insurance Company
           ------------------------------------------------
               (a)  |          STEP 2             (b)  |
                    V                                  V
           ---------------    -----------------------------
               Fixed               SEPARATE ACCOUNT B
              Interest
              Options         Variable Investment Options
           --------------- -- -----------------------------
                                    THE SUBACCOUNTS
                              -----------------------------
                                 A         B        ETC.
                              -----------------------------
                                 |   STEP 3   |
                                 V            V
                              -------------------
                               Mutual    Mutual
                               Fund A    Fund B
                              -------------------

II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

>     Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase payment option that provides for payments to your beneficiary; or

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

SD Variable Annuity - 134805

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IN THIS SECTION:
>  Maximum Transaction Fees
>  Maximum Fees Deducted from Investments in the Separate Account
>  Fees Deducted by the Funds
>  Hypothetical Examples

ALSO SEE THE "FEES" SECTION FOR:
>  How, When and Why Fees are Deducted
>  Reduction, Waiver and/or Elimination of Certain Fees
>  Premium and Other Taxes
>  Charges for the ING GET U.S. Core Portfolio
--------------------------------------------------------------------------------

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE
(As a percentage of payments withdrawn.)

--------------------------------------------------------------------------------
           Years from Receipt
          of Purchase Payment                   Early Withdrawal Charge
--------------------------------------------------------------------------------
              Less than 2                                 7%
       2 or more but less than 4                          6%
       4 or more but less than 5                          5%
       5 or more but less than 6                          4%
       6 or more but less than 7                          3%
               7 or more                                  0%
--------------------------------------------------------------------------------

ANNUAL MAINTENANCE FEE................................................ $30.00(1)
TRANSFER CHARGE....................................................... $10.00(2)

(1) The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees--Annual Maintenance Fee."

(2) We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See "Transfers" for additional information.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

                                                                                                   ALL ACCOUNT
o   IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION                                                      YEARS
    >    Option Package I--
         Mortality and Expense Risk Charge                                                            0.80%
         Administrative Expense Charge                                                                0.15%
                                                                                           ----------------------------
         Total Separate Account Expenses                                                              0.95%
                                                                                           ============================
    >    Option Package II--
         Mortality and Expense Risk Charge                                                            1.10%
         Administrative Expense Charge                                                                0.15%
                                                                                           ----------------------------
         Total Separate Account Expenses                                                              1.25%
                                                                                           ============================
    >    Option Package III--
         Mortality and Expense Risk Charge                                                            1.25%
         Administrative Expense Charge                                                                0.15%
                                                                                           ----------------------------
         Total Separate Account Expenses                                                              1.40%
                                                                                           ============================

SD Variable Annuity - 134805

                                                                     ACCOUNT YEARS                AFTER THE 7TH
o   IF YOU ELECT THE PREMIUM BONUS OPTION                                1-7                      ACCOUNT YEAR
    >    Option Package I--
         Mortality and Expense Risk Charge                               0.80%                        0.80%
         Administrative Expense Charge                                   0.15%                        0.15%
         Premium Bonus Option Charge                                     0.50%                        0.00%
                                                               ---------------------------------------------------------
         Total Separate Account Expenses                                 1.45%                        0.95%
                                                               =========================================================

    >    Option Package II--
         Mortality and Expense Risk Charge                               1.10%                        1.10%
         Administrative Expense Charge                                   0.15%                        0.15%
         Premium Bonus Option Charge                                     0.50%                        0.00%
                                                               ---------------------------------------------------------
         Total Separate Account Expenses                                 1.75%                        1.25%
                                                               =========================================================

    >    Option Package III--
         Mortality and Expense Risk Charge                               1.25%                        1.25%
         Administrative Expense Charge                                   0.15%                        0.15%
         Premium Bonus Option Charge                                     0.50%                        0.00%
                                                               ---------------------------------------------------------
         Total Separate Account Expenses                                 1.90%                        1.40%
                                                               =========================================================


                                                                                                  AFTER THE 7TH
o   IF YOU ELECT THE PREMIUM BONUS OPTION AND INVEST IN              ACCOUNT YEARS                   ACCOUNT
    THE GET FUND*                                                         1-7                          YEAR

    >    Option Package I--
         Mortality and Expense Risk Charge                               0.80%                        0.80%
         Administrative Expense Charge                                   0.15%                        0.15%
         Premium Bonus Option Charge                                     0.50%                        0.00%
         GET Fund Guarantee Charge                                       0.50%                        0.00%
                                                               ---------------------------------------------------------
         Total Separate Account Expenses                                 1.95%                        0.95%
                                                               =========================================================

    >    Option Package II--
         Mortality and Expense Risk Charge                               1.10%                        1.10%
         Administrative Expense Charge                                   0.15%                        0.15%
         Premium Bonus Option Charge                                     0.50%                        0.00%
         GET Fund Guarantee Charge                                       0.50%                        0.00%
                                                               ---------------------------------------------------------
         Total Separate Account Expenses                                 2.25%                        1.25%
                                                               =========================================================

    >    Option Package III--
         Mortality and Expense Risk Charge                               1.25%                        1.25%
         Administrative Expense Charge                                   0.15%                        0.15%
         Premium Bonus Option Charge                                     0.50%                        0.00%
         GET Fund Guarantee Charge                                       0.50%                        0.00%
                                                               ---------------------------------------------------------
         Total Separate Account Expenses                                 2.40%                        1.40%
                                                               =========================================================

      * The GET Fund guarantee charge applies during each five-year guarantee period to amounts invested in the GET Fund investment option only. See "Investment Options -- Variable Investment Options" for additional information.

SD Variable Annuity - 134805

FEES DEDUCTED BY THE FUNDS

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.


             ---------------------------------------------------------------------------------------------
             TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(1)              MINIMUM           MAXIMUM
             ---------------------------------------------------------------------------------------------
             (expenses that are deducted from Trust or Fund assets,
             including management fees, distribution and/or service         0.54%             1.78%
             (12b-1) fees(2), and other expenses):
             ---------------------------------------------------------------------------------------------

      (1) The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.54% to 1.78%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2006.


      (2) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

FUND EXPENSE TABLE(1)(2)


The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where the Trust or Fund has committed to continue such reimbursement or waiver through May 1, 2006. Expenses shown are actual expenses for the year ended 12/31/04 unless otherwise noted.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                TOTAL FUND                 NET FUND
                                                                        DISTRIBUTION              ANNUAL                    ANNUAL
                                                                           AND/OR                EXPENSES      TOTAL       EXPENSES
                                                             INVESTMENT    SERVICE                WITHOUT     WAIVERS        AFTER
                                                              ADVISORY     (12B-1)     OTHER    WAIVERS OR       OR       WAIVERS OR
FUND NAME                                                       FEES        FEES      EXPENSES  REDUCTIONS   REDUCTIONS   REDUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 ING INVESTORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
 ING AIM Mid Cap Growth Portfolio (Class S) (3) (6)              0.66%       0.25%      0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Alliance Mid Cap Growth Portfolio (Class S)  (3) (6)
   (Class B)                                                     0.77%       0.25%      0.01%       1.03%        0.00%       1.03%
------------------------------------------------------------------------------------------------------------------------------------
 ING American Funds Growth Portfolio   (4)(5)                    0.35%       0.75%      0.04%       1.14%        0.00%       1.14%
------------------------------------------------------------------------------------------------------------------------------------
 ING American Funds Growth-Income Portfolio (4)(5)               0.29%       0.75%      0.05%       1.09%        0.00%       1.09%
------------------------------------------------------------------------------------------------------------------------------------
 ING American Funds International Portfolio  (4)(5)              0.54%       0.75%      0.08%       1.37%        0.00%       1.37%
------------------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian Managed Global Portfolio
   (Class S) (3) (6)                                             1.00%       0.25%      0.01%       1.26%        0.00%       1.26%
------------------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian Small/Mid Cap Portfolio
    (Class S) (3) (6)                                            0.66%       0.25%      0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian U.S. Equities Portfolio
 (Class S) (3) (6) (9)                                           0.74%       0.25%      0.01%       1.00%        0.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Eagle Asset Capital Appreciation Portfolio
   (Class S)  (3) (6)                                            0.66%       0.25%      0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Evergreen Health Sciences Portfolio (Class S)  (3a)         0.75%       0.25%      0.00%       1.00%        0.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Evergreen Omega Portfolio (Class S)  (3a)                   0.60%       0.25%      0.00%       0.85%        0.00%       0.85%
------------------------------------------------------------------------------------------------------------------------------------
 ING FMR(SM) Diversified Mid Cap Portfolio (Class S) (3)         0.75%       0.25%      0.01%       1.01%        0.00%       1.01%
------------------------------------------------------------------------------------------------------------------------------------
 ING FMR(SM) Earnings Growth Portfolio (Class S) (7) (8)         0.62%       0.25%      0.15%       1.02%        0.02%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Global Resources Portfolio (Class S) (3)                    0.66%       0.25%      0.00%       0.91%        0.00%       0.91%
------------------------------------------------------------------------------------------------------------------------------------
 ING Goldman Sachs Tollkeeper(SM) Portfolio (Class S) (3) (8)    1.35%       0.25%      0.01%       1.61%        0.21%       1.40%
------------------------------------------------------------------------------------------------------------------------------------

SD Variable Annuity - 134805

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                TOTAL FUND                 NET FUND
                                                                        DISTRIBUTION              ANNUAL                    ANNUAL
                                                                           AND/OR                EXPENSES      TOTAL       EXPENSES
                                                             INVESTMENT    SERVICE                WITHOUT     WAIVERS        AFTER
                                                              ADVISORY     (12B-1)     OTHER    WAIVERS OR       OR       WAIVERS OR
FUND NAME                                                       FEES        FEES      EXPENSES  REDUCTIONS   REDUCTIONS   REDUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
 ING Janus Contrarian Portfolio (Class S) (3) (6)                0.80%       0.25%      0.01%       1.06%        0.00%       1.06%
------------------------------------------------------------------------------------------------------------------------------------
 ING Jennison Equity Opportunities Portfolio
   (Class S) (3) (6)                                             0.66%       0.25%      0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Emerging Markets Equity Portfolio
   (Class S) (3)                                                 1.25%       0.25%      0.02%       1.52%        0.00%       1.52%
------------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Small Cap Equity Portfolio (Class S) (3) (6)
   (9)                                                           0.90%       0.25%      0.00%       1.15%        0.03%       1.12%
------------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Value Opportunities Portfolio
   (Class S) (7) (8)                                             0.40%       0.25%      0.15%       0.80%        0.02%       0.78%
------------------------------------------------------------------------------------------------------------------------------------
 ING Julius Baer Foreign Portfolio (Class S)  (3)                0.96%       0.25%      0.00%       1.21%        0.00%       1.21%
------------------------------------------------------------------------------------------------------------------------------------
 ING Legg Mason Value Portfolio (Class S)   (3) (6)              0.80%       0.25%      0.01%       1.06%        0.00%       1.06%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Aggressive Growth Portfolio
   (Class S1) (10) (11)                                          1.19%.      0.00%      0.05%       1.24%        0.05%       1.19%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Growth Portfolio (Class S1) (10) (11)            1.15%       0.00%      0.05%       1.20%        0.06%       1.14%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Moderate Growth Portfolio
   (Class S1) (10) (11)                                          1.11%       0.00%      0.05%       1.16%        0.06%       1.10%
------------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Moderate Portfolio (Class S1) (10) (11)          1.05%       0.00%      0.05%       1.10%        0.06%       1.04%
------------------------------------------------------------------------------------------------------------------------------------
 ING Liquid Assets Portfolio (Class S) (3)                       0.27%       0.25%      0.02%       0.54%        0.00%       0.54%
------------------------------------------------------------------------------------------------------------------------------------
 ING Marsico Growth Portfolio (Class S)  (3) (6)                 0.77%       0.25%      0.01%       1.03%        0.00%       1.03%
------------------------------------------------------------------------------------------------------------------------------------
 ING Marsico International Opportunities Portfolio
   (Class S) (7) (8)                                             0.54%       0.25%      0.17%       0.96%        0.03%       0.93%
------------------------------------------------------------------------------------------------------------------------------------
 ING Mercury Focus Value Portfolio (Class S) (3) (9)             0.80%       0.25%      0.00%       1.05%        0.05%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Mercury Large Cap Growth Portfolio (Class S)  (3) (9)       0.80%       0.25%      0.00%       1.05%        0.05%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING MFS Mid Cap Growth Portfolio (Class S) (3) (6) (12)         0.64%       0.25%      0.00%       0.89%        0.00%       0.89%
------------------------------------------------------------------------------------------------------------------------------------
 ING MFS Total Return Portfolio (Class S)  (3) (6)               0.64%       0.25%      0.00%       0.89%        0.00%       0.89%
------------------------------------------------------------------------------------------------------------------------------------
 ING MFS Utilities Portfolio (Class S) (7) (8)                   0.60%       0.25%      0.15%       1.00%        0.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Oppenheimer Main Street Portfolio (Class S) (3) (6)         0.64%       0.25%      0.00%       0.89%        0.00%       0.89%
------------------------------------------------------------------------------------------------------------------------------------
 ING PIMCO Core Bond Portfolio (Class S) (3)                     0.60%       0.25%      0.01%       0.86%        0.00%       0.86%
------------------------------------------------------------------------------------------------------------------------------------
 ING PIMCO High Yield Portfolio (Class S) (3a)                   0.49%       0.25%      0.00%       0.74%        0.00%       0.74%
------------------------------------------------------------------------------------------------------------------------------------
 ING Pioneer Fund Portfolio (Class S) (13)                       0.75%       0.25%      0.01%       1.01%        0.00%       1.01%
------------------------------------------------------------------------------------------------------------------------------------
 ING Pioneer Mid Cap Value Portfolio (Class S) (13)              0.75%       0.25%      0.01%       1.01%        0.00%       1.01%
------------------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers All Cap Portfolio (Class S) (3) (6)        0.74%       0.25%      0.01%       1.00%        0.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers Investors Portfolio (Class S) (3)          0.74%       0.25%      0.01%       1.00%        0.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING T. Rowe Price Capital Appreciation Portfolio
   (Class S) (3) (6)                                             0.66%       0.25%      0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING T. Rowe Price Equity Income Portfolio
   (Class S) (3) (6)                                             0.66%       0.25%      0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING UBS U.S. Allocation Portfolio (Class S) (3) (9)             0.75%       0.25%      0.01%       1.01%        0.02%       0.99%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Equity Growth Portfolio (Class S) (3)            0.65%       0.25%      0.00%       0.90%        0.00%       0.90%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Global Franchise Portfolio (Class S) (3)         1.00%       0.25%      0.00%       1.25%        0.00%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Growth and Income Portfolio
   (Class S) (3) (6)                                             0.66%       0.25%      0.01%       0.92%        0.00%       0.92%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Real Estate Portfolio (Class S) (3)              0.66%       0.25%      0.00%       0.91%        0.00%       0.91%
------------------------------------------------------------------------------------------------------------------------------------

 ING PARTNERS, INC.
------------------------------------------------------------------------------------------------------------------------------------
 ING Baron Small Cap Growth Portfolio
   (Service Class) (14)                                          0.85%       0.25%      0.40%       1.50%        0.05%       1.45%
------------------------------------------------------------------------------------------------------------------------------------
 ING Fundamental Research Portfolio (Service Class)              0.60%       0.25%      0.20%       1.05%        0.00%       1.05%
------------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Fleming International Portfolio (Service
   Class)                                                        0.80%       0.25%      0.20%       1.25%        0.00%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
 ING Oppenheimer Global Portfolio (Service Class) (15)           0.60%       0.25%      0.06%       0.91%        0.00%       0.91%
------------------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers Aggressive Growth Portfolio
   (Service Class)                                               0.69%       0.25%      0.13%       1.07%        0.00%       1.07%
------------------------------------------------------------------------------------------------------------------------------------
 ING UBS U.S. Large Cap Equity Portfolio
   (Service Class)                                               0.70%       0.25%      0.15%       1.10%        0.00%       1.10%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Comstock Portfolio (Service Class) (14)          0.60%       0.25%      0.35%       1.20%        0.07%       1.13%
------------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Equity and Income Portfolio
   (Service Class) (15)                                          0.55%       0.25%      0.02%       0.82%        0.00%       0.82%
------------------------------------------------------------------------------------------------------------------------------------

 ING VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
 ING GET U.S. Core Portfolio (16) (17) (18)                      0.60%       0.25%      0.15%       1.00%        0.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Global Equity Dividend Portfolio (19) (20)               1.00%       0.00%      0.20%       1.20%       (0.03%)      1.23%
------------------------------------------------------------------------------------------------------------------------------------

 ING VARIABLE PORTFOLIOS INC.
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus LargeCap Portfolio (Class S)  (21) (22)       0.35%       0.25%      0.09%       0.69%        0.00%       0.69%
------------------------------------------------------------------------------------------------------------------------------------

SD Variable Annuity - 134805

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                TOTAL FUND                 NET FUND
                                                                        DISTRIBUTION              ANNUAL                    ANNUAL
                                                                           AND/OR                EXPENSES      TOTAL       EXPENSES
                                                             INVESTMENT    SERVICE                WITHOUT     WAIVERS        AFTER
                                                              ADVISORY     (12B-1)     OTHER    WAIVERS OR       OR       WAIVERS OR
FUND NAME                                                       FEES        FEES      EXPENSES  REDUCTIONS   REDUCTIONS   REDUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus MidCap Portfolio (Class S) (21) (22)          0.40%       0.25%      0.09%       0.74%        0.00%       0.74%
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus SmallCap Portfolio (Class S) (21) (22))       0.40%       0.25%      0.09%       0.74%        0.00%       0.74%
------------------------------------------------------------------------------------------------------------------------------------

 ING VARIABLE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Financial Services Portfolio (Service Class S) (23)
   (24)                                                          0.75%       0.25%      0.25%       1.25%        0.20%       1.05%
------------------------------------------------------------------------------------------------------------------------------------
 ING VP SmallCap Opportunities Portfolio (Service Class S)
   (23 (24                                                       0.75%       0.25%      0.19%       1.19%        0.09%       1.10%
------------------------------------------------------------------------------------------------------------------------------------

 ING VP INTERMEDIATE BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 ING VP Intermediate Bond Portfolio (Class S) (23)               0.40%       0.25%      0.08%       0.73%        0.00%       0.73%
------------------------------------------------------------------------------------------------------------------------------------

 AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Leisure Fund (Series I) (25)                           0.75%       0.00%      0.59%       1.34%        0.04%       1.30%
------------------------------------------------------------------------------------------------------------------------------------

 FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Contrafund Portfolio (Service Class 2)          0.57%       0.25%      0.11%       0.93%        0.00%       0.93%
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Equity-Income Portfolio (Service Class 2)       0.47%       0.25%      0.11%       0.83%        0.00%       0.83%
------------------------------------------------------------------------------------------------------------------------------------

 LIBERTY VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
 Colonial Small Cap Value Fund (Class B)                         0.80%       0.25%      0.17%       1.22%        0.00%       1.10%
------------------------------------------------------------------------------------------------------------------------------------

 PROFUNDS VP
------------------------------------------------------------------------------------------------------------------------------------
 ProFund VP Bull                                                 0.75%       0.25%      0.78%       1.78%        0.00%       1.78%
------------------------------------------------------------------------------------------------------------------------------------
 ProFund VP Europe 30                                            0.75%       0.25%      0.61%       1.61%        0.00%       1.61%
------------------------------------------------------------------------------------------------------------------------------------
 ProFund Rising Rates Opportunity                                0.75%       0.25%      0.78%       1.78%        0.00%       1.78%
------------------------------------------------------------------------------------------------------------------------------------
 ProFund VP Small-Cap                                            0.75%       0.25%      0.75%       1.75%        0.00%       1.75%
------------------------------------------------------------------------------------------------------------------------------------

FOOTNOTES TO THE "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) In the case of fund companies affiliated with the Company, where the Company or an affiliated investment adviser employs subadvisers to manage the funds, no payments are made to the Company or the affiliated investment adviser by the subadvisers. However, the investment management fee shown in the table is apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(3) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective March 1, 2004, the management fee structure for ING JPMorgan Emerging Markets Equity Portfolio was revised. Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(3a) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are based on estimated amounts for the current fiscal year as they had not had a full year of operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

SD Variable Annuity - 134805

(4) This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund (Class 2 shares of American Funds Insurance Series(R) - Growth Fund, Growth-Income Fund, and International Fund.) Each Master Fund pays Capital Research Management Company (CRMC), the investment adviser to the Master Funds, a management fee for advisory expenses at current asset levels of the Master Funds of 0.35%, 0.53% and 0.28%, respectively. Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.35%, 0.29% and 0.54% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio, and the ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company. CRMC has voluntarily agreed to waive a portion of its management fee. Including this waiver, the Total Fund Annual Operating Expenses for the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio, and the ING American Funds International Portfolio would have been 1.13%, 1.08%, and 1.36%, respectively. This arrangement may be discontinued by CRMC at any time.

(5) Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. In addition, Class 2 shares of each of the Master Funds pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(6) A portion of the brokerage commissions that the ING AIM Mid Cap Growth, ING Alliance Mid Cap Growth, ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Eagle Asset Capital Appreciation, ING Janus Contrarian, ING Jennison Equity Opportunities, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return, ING Oppenheimer Main Street, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87%, 0.97%, 1.26%, 0.91%,
      0.99%, 0.91%, 1.05%, 0.88%, 1.12%, 1.06%, 1.00%, 0.87%, 0.88%, 0.86%,
      0.97%, 0.90%, 0.91%, and 0.90%, respectively. This arrangement may be discontinued at any time.

(7) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

(8) Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to these Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. Further, regarding ING Goldman Sachs TollkeeperSM Portfolio, DSI has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2005 through December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(9) Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.00% for ING Capital Guardian U.S. Equities Portfolio; 0.03% for ING JPMorgan Small Cap Equity Portfolio; 0.05% for ING Mercury Focus Value Portfolio; 0.05% for ING Mercury Large Cap Growth Portfolio; and 0.02% for ING UBS U.S. Allocation Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

SD Variable Annuity - 134805

(10) The table reflects the net operating expenses paid directly and indirectly by each Portfolio. Shareholders in each Portfolio indirectly bear the proportionate expenses of the Service Class shares of the Underlying Funds. Because a weighted average is used in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. For information regarding expenses of the Underlying Funds, see the Fund's prospectus. Other Expenses are estimated for each Portfolio's current fiscal year.

(11) ING Investments, LLC, investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(12) Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004, would have been 0.87%. This arrangement may be discontinued by DSI at any time.

(13) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

(14) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.65% for ING American Century Small Cap Value, 1.50% for ING Baron Small Cap Growth and 1.20% for ING Van Kampen Comstock Portfolios.

(15) Expenses Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING Van Kampen Equity and Income Portfolio and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

(16) Investments are accepted into the ING GET U.S. Core Portfolio only during the Offering Period. See the applicable Appendix in the contract prospectus for a listing of Offering and Guarantee Periods for projected ING GET U.S. Core Portfolio offerings.

(17) The amounts shown are the estimated operating expenses during the Guarantee Period for the Series as a ratio of expenses to average daily net assets. For reallocations into the Portfolio, expenses during the Offering Period are: Management (Advisory) Fees of 0.25%; 12b-1 Fee of 0.25%; Other Expenses of 0.15%; Total Annual Fund Operating Expenses of 0.65% and Net Annual Fund Operating Expenses of 0.65%. Pursuant to a Distribution Plan adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the Series' SAI.

(18) ING Investments, LLC, the investment adviser to the Series, has entered into an expense limitation contract with the Series under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2006. The expense limit for the Series is shown as Net Annual Fund Operating Expenses in the table above. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(19) The amounts shown are the estimated operating expenses for shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio.

(20) ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers. The expense limit for the Portfolio is shown as Net Annual Fund Operating Expenses. The expense limit will continue through at least May 1, 2006. In addition, effective January 1, 2005, pursuant to a side agreement which is not reflected in the fund expense table, ING Investments, LLC has lowered the expense limit for the Portfolio to 1.15% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. Any fees waived pursuant to the side agreement shall not be eligible for recoupment. For further information regarding the expense limitation agreements, see the Fund's prospectus.

SD Variable Annuity - 134805

(21) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

(22) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(23) For the ING VP Financial Services Portfolio, which has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. In each case, the estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser, has agreed for each Portfolio for the current fiscal year.

(24) ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Financial Services Portfolio, ING VP High Yield Bond Portfolio, ING VP Disciplined LargeCap Portfolio and ING VP Real Estate Portfolio, are shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(25) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the example below.

EXAMPLES:


These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000, in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds.

SD Variable Annuity - 134805

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


      --------------------------------------------------------------------------
      1)    If you surrender your contract at the end of the applicable time period:
      --------------------------------------------------------------------------
            1 year               3 years              5 years         10 years
            $1,073               $1,735               $2,416          $3,958
      --------------------------------------------------------------------------
      2)    If you annuitize at the end of the applicable time period:
      --------------------------------------------------------------------------
            1 year               3 years              5 years         10 years
             $373                $1,135               $1,916          $3,958
      --------------------------------------------------------------------------
      3)    If you do not surrender your contract:
      --------------------------------------------------------------------------
            1 year               3 years              5 years         10 years
             $373                $1,135               $1,916          $3,958
      --------------------------------------------------------------------------


      * This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000.

      ** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

CONDENSED FINANCIAL INFORMATION

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV of this prospectus we provide condensed financial information about Separate Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

FINANCIAL STATEMENTS


The statement of assets and liabilities of Separate Account B as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 are included in the Statement of Additional Information.


PURCHASE AND RIGHTS

HOW TO PURCHASE

> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

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FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or over, you may want to consider whether choosing one of these options is in your best interest. See "Death Benefit" for a description of the calculation of death benefits above certain ages.

YOUR RIGHTS UNDER THE CONTRACT

>     Individual Contracts. You have all contract rights.

> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

>     One lump sum;

>     Periodic payments; or

Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See "Premium Bonus Option--Suitability."

PURCHASE PAYMENT AMOUNTS.

The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

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-----------------------------------------------------------------------------------------------------------------------
                               OPTION                            OPTION                            OPTION
                              PACKAGE I                        PACKAGE II                        PACKAGE III
-----------------------------------------------------------------------------------------------------------------------
Minimum Initial   Non-Qualified:    Qualified:*     Non-Qualified:     Qualified:*    Non-Qualified:     Qualified:*
Purchase Payment    $15,000          $1,500            $5,000           $1,500           $5,000           $1,500
-----------------------------------------------------------------------------------------------------------------------

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

REDUCTION OF PURCHASE PAYMENT AMOUNTS. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

> The size and type of the prospective group, if any, to which the reduction would apply;

> The method and frequency of purchase payments to be made under the contract; and

> The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states allow you more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal your account value. This means that you will bear the entire investment risk for amounts allocated among the subaccounts, including applicable fund and contract fees and charges. Consequently, the amount refunded could be less than the amount you paid into the contract. Any premium bonus credited to your account will also be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

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PREMIUM BONUS OPTION

ELECTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

PREMIUM BONUS AMOUNT. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

PREMIUM BONUS OPTION CHARGE. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See "Fees--Reduction or Elimination of Certain Fees."

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See "Your Account Value."

FORFEITURE. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

> If you exercise your free look privilege and cancel your contract. See "Right to Cancel."

> If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Death Benefit--Premium Bonus."

> Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See "Withdrawals."

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

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------------------------------------------------------------------------------------------------------------------------
                     PURCHASE      PREMIUM        ACCOUNT      WITHDRAWAL
        DATE          PAYMENT       BONUS          VALUE         AMOUNT                     EXPLANATION
------------------------------------------------------------------------------------------------------------------------
    May 2, 2005      $100,000       $4,000       $104,000           --       You make a $100,000 initial purchase
                                                                             payment and we credit your account with a
                                                                             4% ($4,000) premium bonus. Your beginning
                                                                             account value equals $104,000.
------------------------------------------------------------------------------------------------------------------------
    May 2, 2008          --            --        $120,000        $30,000     Assume that your account value grows to
                                                                             $120,000 over the next three years and
                                                                             you request a $30,000 withdrawal. $18,000
                                                                             of that $30,000 will be subject to an
                                                                             early withdrawal charge ($30,000 minus
                                                                             $12,000 (the 10% free withdrawal amount,
                                                                             see "Fees--Free Withdrawals")) and you
                                                                             would pay a $1,080 early withdrawal
                                                                             charge (6% of $18,000). Additionally,
                                                                             because $18,000 is 18% of the $100,000
                                                                             purchase payment made in the first
                                                                             account year, 18% of your $4,000 premium
                                                                             bonus, or $720, would be forfeited.*
------------------------------------------------------------------------------------------------------------------------


* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See "Fees--Free Withdrawals." Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

SUITABILITY. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.


> Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the funds prospectuses for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

      Certain funds are designated as "Master-Feeder" or "LifeStyle Funds." Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust or Fund Expenses."

SD Variable Annuity - 134805

> ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, "GET Fund"). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

      Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix V for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period.

      If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

      Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

      Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

FIXED INTEREST OPTIONS. If available in your state, the ING USA Guaranteed Account (the "Guaranteed Account") offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add funds, or withdraw or substitute funds available when you purchased your contract, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

SD Variable Annuity - 134805

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for the contracts, are also bought by other insurance companies for their variable insurance contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for the contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>     Shared--bought by more than one company.

>     Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by fax or telephone or, when available, electronically.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

SD Variable Annuity - 134805
we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.


VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number ("PIN") to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to a money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company." In certain states, purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

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THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

TRANSFERS BETWEEN OPTION PACKAGES

You may transfer from one option package to another.

>     Transfers must occur on an account anniversary.

> A written request for the transfer must be received by us within 60 days of an account anniversary.

> The following minimum account values need to be met on the date of transfer:

------------------------------------------------------------------------------------------------------------------------
                                             TRANSFERS TO                                 TRANSFERS TO
                                           OPTION PACKAGE I                         OPTION PACKAGES II OR III
------------------------------------------------------------------------------------------------------------------------
MINIMUM ACCOUNT                   Non-Qualified:      Qualified: $1,500      Non-Qualified:        Qualified: $1,500
VALUE                                $15,000                                     $5,000
------------------------------------------------------------------------------------------------------------------------

>     You will receive a new contract schedule page upon transfer.

>     Only one option package may be in effect at any time.

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------------------------------------------------------------------------------------------------------------------------
              TRANSFERS TO                              TRANSFERS TO                           TRANSFERS TO
            OPTION PACKAGE I                         OPTION PACKAGE II                      OPTION PACKAGE III
------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT(1):                         DEATH BENEFIT(1):                         DEATH BENEFIT(1):
o  The sum of all purchase                o  The sum of all purchase                o   The sum of all purchase
   payments made, adjusted for amounts       payments made, adjusted for amounts        payments made, adjusted for
   withdrawn or applied to an income         withdrawn or applied to an income          amounts withdrawn or applied
   phase payment option as of the claim      phase payment option as of the claim       to an income phase payment
   date, will continue to be calculated      date, will continue to be calculated       option as of the claim date,
   from the account effective date.          from the account effective date.           will continue to be calculated
o  The "step-up value" under              o  If transferring from Option                from the account effective
   Option Packages II and III will           Package I, the "step-up value" will        date.
   terminate on the new schedule             be calculated beginning on the new     o   If transferring from
   effective date.                           schedule effective date.                   Option Package I, the "step-up
o  The "roll-up value" under              o  If transferring from Option                value" will be calculated
   Option Package III will terminate on      Package III, the "step-up value"           beginning on the new schedule
   the new schedule effective date.          will continue to be calculated from        effective date.
                                             the date calculated under Option       o   If transferring from
                                             Package III.                               Option Package II, the
                                          o  The "roll-up value" under                  "step-up value" will continue
                                             Option Package III will terminate on       to be calculated from the date
                                             the new schedule effective date.           calculated under Option
                                                                                        Package II.
                                                                                    o   The "roll-up value" will
                                                                                        be calculated beginning on the
                                                                                        new schedule effective date.
------------------------------------------------------------------------------------------------------------------------
NURSING HOME WAIVER(2):                   NURSING HOME WAIVER(2):                   NURSING HOME WAIVER(2):
o  The availability of the waiver         o  If transferring from Option            o   If transferring from
   of the early withdrawal charge under      Package I, the waiting period under        Option Package I, the waiting
   the Nursing Home Waiver will              the Nursing Home Waiver will begin         period under the Nursing Home
   terminate on the new schedule             to be measured from the new schedule       Waiver will begin to be
   effective date.                           effective date.                            measured from the new schedule
                                          o  If transferring from Option                effective date.
                                             Package III, the waiting period will   o   If transferring from
                                             have been satisfied on the new             Option Package II, the waiting
                                             schedule effective date.                   period will have been
                                                                                        satisfied on the new schedule
                                                                                        effective date.
------------------------------------------------------------------------------------------------------------------------
FREE WITHDRAWALS(3):                      FREE WITHDRAWALS(3):                      FREE WITHDRAWALS(3):
o  If transferring from Option            o  If transferring from Option            o   The cumulative to 30%
   Package III, any available free           Package III, any available free            available free withdrawal
   withdrawal amount in excess of 10%        withdrawal amount in excess of 10%         amount will begin to be
   will be lost as of the new schedule       will be lost as of the new schedule        calculated as of the new
   effective date.                           effective date.                            schedule effective date.
------------------------------------------------------------------------------------------------------------------------

      (1)   See "Death Benefit."

      (2)   See "Fees--Nursing Home Waiver."

      (3)   See "Fees--Free Withdrawals."

SD Variable Annuity - 134805

--------------------------------------------------------------------------------
TYPES OF FEES

There are five types of fees or deductions that may affect your account.

TRANSACTION FEES
o     Early Withdrawal Charge
o     Annual Maintenance Fee
o     Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
o     Mortality and Expense Risk Charge
o     Administrative Expense Charge
o     Premium Bonus Option Charge

FEES DEDUCTED BY THE FUNDS
o     Investment Advisory Fees
o     Other Expenses

PREMIUM AND OTHER TAXES

CHARGES FOR THE ING GET U.S. CORE PORTFOLIO
--------------------------------------------------------------------------------

FEES
--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES
(As a percentage of payments withdrawn.)
--------------------------------------------------------------------------------
            YEARS FROM RECEIPT OF                                EARLY
              PURCHASE PAYMENT                             WITHDRAWAL CHARGE
--------------------------------------------------------------------------------
                 Less than 2                                      7%
          2 or more but less than 4                               6%
          4 or more but less than 5                               5%
          5 or more but less than 6                               4%
          6 or more but less than 7                               3%
                  7 or more                                       0%
--------------------------------------------------------------------------------

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

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WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

>     Used to provide income phase payments to you;

> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

> Taken because of the election of a systematic distribution option (see "Systematic Distribution Options");

>     Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see "Systematic Distribution Options")); or

> Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

NURSING HOME WAIVER. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

>     More than one account year has elapsed since the schedule effective date;

> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and

> The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two-week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.


REDEMPTION FEES

If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.

SD Variable Annuity - 134805

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT


MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

--------------------------------------------------------------------------------
          OPTION PACKAGE I         OPTION PACKAGE II       OPTION PACKAGE III
--------------------------------------------------------------------------------
                0.80%                    1.10%                   1.25%
--------------------------------------------------------------------------------

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "The Income Phase- Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to provide a death benefit and make lifetime income phase payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

--------------------------------------------------------------------------------
          OPTION PACKAGE I        OPTION PACKAGE II        OPTION PACKAGE III
--------------------------------------------------------------------------------
                0.15%                   0.15%                    0.15%
--------------------------------------------------------------------------------

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses.

PREMIUM BONUS OPTION CHARGE.

MAXIMUM AMOUNT. 0.50%, but only if you elect the premium bonus option.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase. See "Premium Bonus Option -- Premium Bonus Option Charge."

PURPOSE. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year.

SD Variable Annuity - 134805

ING GET U.S. CORE PORTFOLIO GUARANTEE CHARGE.

MAXIMUM AMOUNT. 0.50%, but only if you elect to invest in the GET Fund investment option.

WHEN/HOW. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

PURPOSE. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "Investment Options-Variable Investment Options."

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

>     The size and type of group to whom the contract is issued;

>     The amount of expected purchase payments;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

>     The type and frequency of administrative and sales services provided; or

>     The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES


TRUST AND FUND EXPENSES

As shown in the Fund Expense Table, each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

SD Variable Annuity - 134805

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

o Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table contained in this prospectus.

o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "Distribution and/or Service (12b-1) Fees" column of the Fund Expense Table.

o Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS

Revenues received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

o For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table.

o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:

      Fidelity Variable Insurance Products Portfolio
      ProFunds VP
      AIM Variable Insurance Funds
      Liberty Variable Insurance Trust

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

SD Variable Annuity - 134805

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds." Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust or Fund Expenses."


PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:

>     The current dollar value of amounts invested in the subaccounts; plus

> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Separate Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. eastern time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus

> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

SD Variable Annuity - 134805

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>     The total value of the subaccount's units at the preceding valuation;
      minus

> A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the GET fund. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1: You make an initial purchase payment of $5000.

STEP 2:

A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10
      AUV).

B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20
      AUV).

STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

       -----------------------------
         $5,000 Purchase Payment
       -----------------------------
                  STEP 1  |
                          V
---------------------------------------------
ING USA Annuity and Life Insurance Company
---------------------------------------------
                  STEP 2  |
                          V
  ----------------------------------------
            Separate Account B
  ----------------------------------------
   Subaccount A     Subaccount B
        300              100        Etc.
   accumulation     accumulation
       units            units
  ----------------------------------------
        |       STEP 3    |
        V                 V
  --------------      -------------
  Mutual Fund A       Mutual Fund B
  --------------      -------------

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

SD Variable Annuity - 134805

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TAXES, FEES AND DEDUCTIONS Amounts withdrawn may be subject to one or more of the following:

>     Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>     Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")

> Premium Bonus Option Charge (See "Premium Bonus Option--Premium Bonus Option Charge")

> Market Value Adjustment for amounts held in the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus)

>     Tax Penalty (see "Taxation")

>     Tax Withholding (see "Taxation")

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."
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WITHDRAWALS
--------------------------------------------------------------------------------
You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL

>     Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

> Select investment options. If you do not specify this, we will withdraw dollars from each investment option in which you have account value in the same proportion as that value bears to your total account value.

> Properly complete a disbursement form and deliver it to our Customer Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS

Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reinstate them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SD Variable Annuity - 134805

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FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION

A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.
--------------------------------------------------------------------------------

SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------
Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

> LEO--Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or our Customer Service Center at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

SD Variable Annuity - 134805

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This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

TERMS TO UNDERSTAND: ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life or life expectancy(ies) the income phase payments are based.
--------------------------------------------------------------------------------

DEATH BENEFIT
--------------------------------------------------------------------------------
DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES THE DEATH BENEFIT? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT. The death benefit depends upon the option package in effect on the date the annuitant dies.

--------------------------------------------------------------------------------
BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

SCHEDULE EFFECTIVE DATE: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    OPTION PACKAGE I    OPTION PACKAGE II    OPTION PACKAGE III
--------------------------------------------------------------------------------
Death Benefit on  The greater of:      The greatest of:     The greatest of:
Death of the      (1)  The sum of      (1)  The sum of      (1)  The sum of
Annuitant:             all purchase         all purchase         all purchase
                       payments,            payments,            payments,
                       adjusted for         adjusted for         adjusted for
                       amounts              amounts              amounts
                       withdrawn or         withdrawn or         withdrawn or
                       applied to an        applied to an        applied to an
                       income phase         income phase         income phase
                       payment option       payment option       payment option
                       as of the claim      as of the            as of the claim
                       date; or             claim date; or       date; or
                  (2)  The account     (2)  The             (2)  The account
                       value* on the        account value*       value* on the
                       claim date.          on the claim         claim date; or
                                            date; or        (3)  The
                                       (4)  The                  "step-up
                                            "step-up             value"* (as
                                            value"* (as          described
                                            described            below) on the
                                            below) on the        claim date; or
                                            claim date.     (4)  The
                                                                 "roll-up
                                                                 value"* (as
                                                                 described
                                                                 below) on the
                                                                 claim date.
--------------------------------------------------------------------------------

SD Variable Annuity - 134805

* For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

STEP-UP VALUE. On the schedule effective date, the step-up value is equal to the greater of:

>     The account value; or

> The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

> The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

>     The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

ROLL-UP VALUE. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant's 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant's 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

ADJUSTMENT. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

SD Variable Annuity - 134805

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless the beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF A SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT FOLLOWING THE DEATH OF THE CONTRACT HOLDER/ANNUITANT. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1) In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder's/ annuitant's death shall be treated as the spousal beneficiary's initial purchase payment;

(2) In calculating the step-up value, the step-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the spousal beneficiary's initial step-up value; and

(3) In calculating the roll-up value, the roll-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the initial roll-up value.

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

BECAUSE THE DEATH BENEFIT IN THESE CIRCUMSTANCES EQUALS THE ACCOUNT VALUE, PLUS OR MINUS ANY MARKET VALUE ADJUSTMENT, A CONTRACT HOLDER WHO IS NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary's death shall be determined under the option package then in effect.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract, if the annuitant dies the beneficiary may choose one of the following three methods of payment:

> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation Minimum Distribution
      Requirements"));

> Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

SD Variable Annuity - 134805

> Elect SWO, ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

      (a)   Continue the contract in the accumulation phase;

      (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

      (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

            If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See "Taxation--Minimum Distribution Requirements."

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

>     Payment start date;

SD Variable Annuity - 134805

> Income phase payment option (see the income phase payment options table in this section);

>     Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

>     A first income phase payment of at least $50; and

>     Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)   The first day of the month following the annuitant's 85th birthday; or

(b)   The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)   The life of the annuitant;

(b)   The joint lives of the annuitant and beneficiary;

SD Variable Annuity - 134805

(c)   A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED.

> If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "Fees--Mortality and Expense Risk Charge."

> There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See "Fees--Administrative Expense Charge."

> If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See "Fees--Premium Bonus Option Charge."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless the beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

SD Variable Annuity - 134805

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

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LIFETIME INCOME PHASE PAYMENT OPTIONS
-------------------------------------------------------------------------------------------------------------------------
Life Income               LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.
                          DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
-------------------------------------------------------------------------------------------------------------------------
Life Income--             LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed                choice of 5 to 30 years or as otherwise specified in the contract.
Payments                  DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
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Life Income--             LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that only one
Two Lives                 payment will be made if both annuitants die before the second payment's due date.
                          CONTINUING PAYMENTS: When you select this option you choose for:
                          (a)  100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
                          (b)  100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                          DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
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Life Income--             LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed from 5 to
Two Lives--               30 years or as otherwise specified in the contract.
Guaranteed                CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the
Payments                  first death.
                          DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
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Life Income--Cash         LENGTH OF PAYMENTS: For as long as the annuitant lives.
Refund Option (limited    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the annuitant's death, we will pay a lump
availability--fixed       sum payment equal to the amount originally applied to the income phase payment option (less
payments only)            any applicable premium tax) and less the total amount of income payments paid.
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Life Income--Two          LENGTH OF PAYMENTS: For as long as either annuitant lives.
Lives--Cash Refund        CONTINUING PAYMENTS: 100% of the payment to continue after the first death.
Option (limited           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both annuitants die we will pay a lump-sum
availability--fixed       payment equal to the amount applied to the income phase payment option (less any applicable
payments only)            premium tax) and less the total amount of income payments paid.
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NONLIFETIME INCOME PHASE PAYMENT OPTION
-------------------------------------------------------------------------------------------------------------------------
Nonlifetime--             LENGTH OF PAYMENTS: You may select payments for 5 to 30 years (15 to 30 years if you elected
Guaranteed                the premium bonus option). In certain cases a lump-sum payment may be requested at any time
Payments                  (see below).
                          DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
-------------------------------------------------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.
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CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).
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TAXATION

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

SD Variable Annuity - 134805

            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account', may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.


            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      TAXATION OF DISTRIBUTIONS


            GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.


            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

                  o     made on or after the taxpayer reaches age 59 1/2;

SD Variable Annuity - 134805

                  o     made on or after the death of a contract owner;

                  o     attributable to the taxpayer's becoming disabled; or

                  o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

                  o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

                  o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

                  o     Then, from any remaining "income on the contract"; and

                  o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

SD Variable Annuity - 134805

            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.


            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect.The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.


TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

SD Variable Annuity - 134805

      DIRECT ROLLOVERS


      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).


Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

            o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

            o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.


To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

SD Variable Annuity - 134805

            o     Start date for distributions;


            o The time period in which all amounts in your account(s) must be distributed; and


            o     Distribution amounts.


Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:


            o Over your life or the joint lives of you and your designated beneficiary; or

            o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.


The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.


The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.


If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.


If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

            o     Over the life of the designated beneficiary; or

            o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

            o December 31 of the calendar year following the calendar year of your death; or

            o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAS - GENERAL

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

SD Variable Annuity - 134805

      ROTH IRAS - DISTRIBUTIONS

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

            o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

            o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL


            The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.


      TAX SHELTERED ANNUITIES - LOANS

Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

            o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

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            o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

            o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

            o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

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TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

THE COMPANY


ING USA Annuity and Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.


Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

SEPARATE ACCOUNT B


ING USA Separate Account B ( ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in the Separate Account B but such assets are kept separate from our other accounts.


Separate Account B is divided into subaccounts. The subaccounts invest directly in the shares of a pre-assigned underlying fund. Each underlying fund has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of an underlying fund are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the contract.

We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your contract.

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SELLING THE CONTRACT


Our affiliate, Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 8.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to .50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the Fund Expense Table in this prospectus and may take the form of:

            o     Marketing allowances;

            o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

            o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

            o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor.

The following is a list of the top 25 selling firms that, during 2004, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

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 1.   UBS Financial Services Inc         14.  Financial Network Investment Corp
 2.   Morgan Stanley Dean Witter         15,  McDonald & Company
 3.   Linsco Private Ledger              16.  RBC Dain Rauscher
 4,   Merrill Lynch                      17.  Mutual Service Corporation
 5.   Citigroup Global Markets           18.  First Financial Planners, Inc
 6.   Wachovia Securities                19.  Securities America
 7.   ING Financial Partners             20.  Investors Capital
 8.   Planning Corporation of America    21.  Wells Fargo Investments, LLC
 9.   National Planning Corporation      22.  Waterstone Financial
 10.  PrimeVest                          23.  Commonwealth Financial Network
 11.  A.G. Edwards                       24.  Quick & Reilly, Inc.
 12.  ING Financial Advisers, LLC        25.  NFP Securities Inc
 13.  Multi-Financial Securities Corp

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

Affiliated selling firms may include Bancnorth Investment Group, Inc. Baring Investment Services, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Markets, LLC., ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services, LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.]

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.


PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

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The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

EXPERTS


The audited consolidated financial statements and schedules of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the statement of assets and liabilities of Separate Account B as of December 31, 2004 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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CONTENTS OF THE STATEMENT OF ADDITIONAL

INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.


General Information and History
Separate Account B of ING USA Life Insurance and Annuity Company
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of Separate Account B
Financial Statements of ING USA Annuity and Life Insurance Company


You may request an SAI by calling our Customer Service Center at the number listed in "Contract Overview -- Questions: Contacting the Company."


                                     SAI-1

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                                   APPENDIX I

                           ING USA GUARANTEED ACCOUNT

THE ING USA GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or our Customer Service Center to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed Account.

      We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s).

      You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

>     Tax penalties and/or tax withholding--see "Taxation";

>     Early withdrawal charge--see "Fees"; or

>     Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge will be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the "Premium Bonus Option - Forfeiture" and "Withdrawals" sections of the contract prospectus.

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MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

>     Transfers due to participation in the dollar cost averaging program;

> Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

> Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period until depleted, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term;
(b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

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TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted, any premium bonus forfeited or any taxes that were withheld at the time of withdrawal.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. Directed Services, Inc. (DSI) is principal underwriter and distributor of the contract. DSI enters into sales agreements with broker-dealers to sell the contract through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. (NASD). From time to time the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

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                                   APPENDIX II


                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 29, 2005. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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                                  APPENDIX III

                         DESCRIPTION OF UNDERLYING FUNDS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" or "Lifestyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the Lifestyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.


LIST OF FUND NAME CHANGES
-------------------------------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                                  CURRENT FUND NAME
-------------------------------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio                                ING Janus Contrarian Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio                                        ING Oppenheimer Main Street Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. Balanced Portfolio                                   ING UBS U.S. Allocation Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                                 ING VP Global Equity Dividend Portfolio
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Leisure Fund (Series I)                             AIM V.I. Leisure Fund (Series I)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING AIM MID CAP GROWTH PORTFOLIO (Class S)                        Seeks capital appreciation. Normally, invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its assets in securities of mid-capitalization
    INVESTMENT SUBADVISER: A I M Capital Management, Inc.         companies. May also invest up to 25% in foreign securities.
-------------------------------------------------------------------------------------------------------------------------------
ING ALLIANCE MID CAP GROWTH PORTFOLIO                             Seeks long-term total return. Invests in common stocks of
    (Class S)                                                     middle capitalization companies. Normally invests
    INVESTMENT ADVISER: Directed Services, Inc.                   substantially all of its assets in high-quality common
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.      stocks that the subadviser expects to increase in value.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-1

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-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                               Seeks to make your investment grow.  The Portfolio operates
    INVESTMENT ADVISER: ING Investments, LLC                      as a "feeder fund" which invests all of its assets in the
    INVESTMENT SUBADVISER: Capital Research and Management        "master fund" which is Class 2 shares of the Growth Fund, a
    Company                                                       series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                  primarily in common stocks of companies that appear to
                                                                  offer superior opportunities for growth of capital. The
                                                                  Growth Fund is designed for investors seeking long-term
                                                                  capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Seeks to make your investment grow and provide you with
    INVESTMENT ADVISER:  ING Investments, LLC                     income over time.  The Portfolio operates as a "feeder
    INVESTMENT SUBADVISER:  Capital Research and Management       fund" which invests all of its assets in the "master fund"
    Company                                                       which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered
                                                                  open-end investment company. The master fund invests
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Seeks to make your investment grow over time. The Portfolio
    INVESTMENT ADVISER:  ING Investments, LLC                     operates as a "feeder fund" which invests all of its assets
    INVESTMENT SUBADVISER:  Capital Research and Management       in the "master fund" which is Class 2 shares of the
    Company                                                       International Fund, a series of American Funds Insurance
                                                                  Series(R), a registered open-end investment company. The
                                                                  master fund invests primarily in common stocks of companies located outside the United States. The International Fund
                                                                  is designed for investors seeking capital appreciation
                                                                  through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO                     Seeks capital appreciation. Current income is only an
    (Class S)                                                     incidental consideration. Invests primarily in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks traded in securities markets throughout the world.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         May invest up to 100% of its total assets in securities
                                                                  traded in securities markets outside the United States.
                                                                  Generally invests at least 65% of its total assets in at
                                                                  least three different countries, one of which may be the
                                                                  United States.
-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO                      Seeks long-term capital appreciation. Invests at least 80%
    (Class S)                                                     of its assets in equity securities of small/mid
    INVESTMENT ADVISER:  Directed Services, Inc.                  capitalization ("small/mid-cap") companies.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO                      Seeks long-term growth of capital and income. Invests,
    (Class S)                                                     under normal market conditions, at least 80% of its assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity and equity-related securities of issuers located
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         in the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO                    Seeks capital appreciation. Dividend income is a secondary
    (Class S)                                                     objective. Normally invests at least 80% of its assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                  equity securities of domestic and foreign issuers that meet
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           quantitative standards relating to financial soundness and high intrinsic value relative to price.
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN HEALTH SCIENCES PORTFOLIO                           A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     growth.  Normally invests at 80% of its assets in the
    INVESTMENT ADVISER: Directed Services, Inc.                   equity securities of healthcare companies.  May invest in
    INVESTMENT SUBADVISER: Evergreen Investment Management Co.,   securities of relatively well-known and large companies as
    Inc.                                                          well as small- and medium-sized companies.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-2

SD Variable Annuity - 134805

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO (Class S)                           Seeks long-term capital growth.  Invests primarily in
    INVESTMENT ADVISER: Directed Services, Inc.                   common stocks and securities convertible into common stocks
    INVESTMENT SUBADVISER: Evergreen Investment Management Co.,   of U.S. companies across all market capitalizations.  May
    Inc.                                                          invest up to 25% of its assets in foreign securities.
-------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO                         Seeks long-term growth of capital. Normally invests
    (Class S)                                                     primarily in common stocks and normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of assets in securities of companies with medium market
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     capitalizations.
-------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) EARNINGS GROWTH PORTFOLIO                             Seeks growth of capital over the long term. Normally
    (Class S)                                                     invests primarily in common stocks. Invests the assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                  companies it believes have above-average growth potential.
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     Growth may be measured by factors such as earnings or
                                                                  revenue. Companies with high growth potential tend to be
                                                                  companies with higher than average price/earnings (P/E) or price/book (P/B) ratios.
-------------------------------------------------------------------------------------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks long-term capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  appreciation. Normally invests at least 80% of its assets
    INVESTMENT SUBADVISER: ING Investment Management Co.          in the equities of producers of commodities.
-------------------------------------------------------------------------------------------------------------------------------
ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO* (Class S)             A non-diversified Portfolio that seeks long-term capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  appreciation. Normally invests at least 80% of its assets
    INVESTMENT SUBADVISER: Goldman Sachs Asset Management, L.P.   in the equities of producers of commodities.
     * Goldman Sachs Tollkeeper(SM) is a service mark of
       Goldman Sachs & Co.
-------------------------------------------------------------------------------------------------------------------------------
ING JANUS CONTRARIAN PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks capital
    (formerly ING Janus Special Equity Portfolio)                 appreciation. Invests, under normal circumstances, at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its net assets (plus borrowings for investment
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO                       Seeks long-term capital growth. Normally invests at least
    (Class S)                                                     80% of its net assets (plus any borrowings for investment
    INVESTMENT ADVISER:  Directed Services, Inc.                  purposes) in attractively valued equity securities of
    INVESTMENT SUBADVISER: Jennison Associates, LLC               companies with current or emerging earnings growth it
                                                                  believes to be not fully appreciated or recognized by the
                                                                  market.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (Class S)          Seeks capital appreciation.  Normally invests at least 80%
    (formerly ING Developing World Portfolio)                     of its assets in securities of issuers located in at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  three countries with emerging securities markets.  May also
    INVESTMENT SUBADVISER: JPMorgan Investment Management Inc.    invest to a lesser extent in debt securities of issuers in countries with emerging markets.  May also invest in
                                                                  high-quality, short-term money market instruments and
                                                                  repurchase agreements.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                           Seeks capital growth over the long term. Under normal
    (Class S)                                                     market conditions, invests at least 80% of its total assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity securities of small-cap companies. May invest up
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      to 20% of its assets in foreign securities, convertible
    Inc.                                                          securities and high quality money market instruments and
                                                                  repurchase agreements.  May invest in REITs and derivatives.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-3

SD Variable Annuity - 134805

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO                        Seeks to provide long-term capital appreciation. Under
    (Class S)                                                     normal market conditions, the Portfolio invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in equity securities of mid and
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      large-capitalization companies at the time of purchase.
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                       Seeks long-term growth of capital.  Under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  conditions, invests in a wide variety of international
    INVESTMENT SUBADVISER: Julius Baer Investment Management LLC  equity securities issued through the world, normally excluding the United States.  Normally invests at least 80%
                                                                  of its assets in equity securities tied economically to
                                                                  countries outside the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO (Class S)                          A non-diversified portfolio that seeks long-term growth of
    (formerly ING Janus Growth and Income Portfolio)              capital. Normally invests in equity securities, including
    INVESTMENT ADVISER:  Directed Services, Inc.                  foreign securities, that offer the potential for capital
    INVESTMENT SUBADVISER:  Legg Mason Funds Management, Inc.     growth. May also invest in companies with market
                                                                  capitalizations greater than $5 billion, but may invest in companies of any size.  May also invest up to 25% of its
                                                                  total assets in long-term debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO (Class S1)              Seeks growth of capital.  Invests in a combination of
    INVESTMENT ADVISER:  ING Investments, LLC                     underlying funds according to a fixed formula that over
                                                                  time should reflect an allocation of approximately 100% in equity securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE GROWTH PORTFOLIO (Class S1)                         Seeks growth of capital and some current income.  Invests
    INVESTMENT ADVISER:  ING Investments, LLC                     in a combination of underlying funds according to a fixed
                                                                  formula that over time should reflect an allocation of
                                                                  approximately 80% in equity securities and 20% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE GROWTH PORTFOLIO (Class S1)                Seeks growth of capital and current income.  Invests in a
    INVESTMENT ADVISER:  ING Investments, LLC                     combination of underlying funds according to a fixed
                                                                  formula that over time should reflect an allocation of
                                                                  approximately 50% in equity securities and 50% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE PORTFOLIO (Class S1)                       Seeks growth of capital and a low to moderate level of
    INVESTMENT ADVISER:  ING Investments, LLC                     current income.  Invests in a combination of underlying
                                                                  funds according to a fixed formula that over time should
                                                                  reflect an allocation of approximately 65% in equity
                                                                  securities and 35% in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                             Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  preservation of capital and liquidity. Strives to maintain
    INVESTMENT SUBADVISER: ING Investment Management Co.          a stable $1 per share net asset value and its investment
                                                                  strategy focuses on safety of principal, liquidity and
                                                                  yield, in order of importance, to achieve this goal.
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. Invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities selected for their growth potential. May invest
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        in companies of any size, from larger, well-established
                                                                  companies to smaller, emerging growth companies.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-4

SD Variable Annuity - 134805

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO (Class S)       Seeks long-term growth of capital. Invests primarily (no
    INVESTMENT ADVISER:  Directed Services, Inc.                  less than 65% of its total assets) in common stocks of
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        foreign companies that are selected for their long-term
                                                                  growth potential. May invest in companies of any size
                                                                  throughout the world. Normally invests in issuers from at
                                                                  least three different countries not including the United
                                                                  States and generally maintains a core position of between
                                                                  35 and 50 common stocks. May invest in common stocks of
                                                                  companies operating in emerging markets.
-------------------------------------------------------------------------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO (Class S)                       Seeks long-term growth of capital. Invests primarily in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified portfolio consisting of equity securities that
    INVESTMENT SUBADVISER: Mercury Advisors                       it believes are undervalued relative to its assessment of
                                                                  the current or prospective condition of the issuer.
-------------------------------------------------------------------------------------------------------------------------------
ING MERCURY LARGECAP GROWTH PORTFOLIO                             Seeks long-term growth of capital. Invests at least 80% of
    (Class S)                                                     its assets in equity securities of large capitalization
    INVESTMENT ADVISER:  Directed Services, Inc.                  companies located in the United States believed to have
    INVESTMENT SUBADVISER: Mercury Advisors                       good prospects for earnings growth.  These securities will be selected from companies that are included in the Russell
                                                                  1000(R) Growth Index.  May invest up to 10% of its total
                                                                  assets in securities issued by foreign companies.  Normally will invest a portion of its assets in short-term debt
                                                                  securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS MID CAP GROWTH PORTFOLIO (Class S)                        Seeks long-term growth of capital. Normally invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its net assets in common stocks and related
    INVESTMENT SUBADVISER: Massachusetts Financial Services       securities (such as preferred stocks, convertible
    Company                                                       securities and depositary receipts) of companies with
                                                                  medium market capitalizations (or "mid-cap companies")
                                                                  which it believes have above-average growth potential.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. Invests in a combination of equity and fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS UTILITIES PORTFOLIO (Class S)                             A non-diversified portfolio that seeks capital growth and
    INVESTMENT ADVISER:  Directed Services, Inc.                  current income. Normally invests at least 80% of its net
    INVESTMENT SUBADVISER: Massachusetts Financial Services       assets in equity and debt securities of domestic and
    Company                                                       foreign (including emerging markets) companies in the
                                                                  utilities industry.
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER MAIN STREET PORTFOLIO (Class S)                   Seeks long-term growth of capital and future income.
    (formerly ING MFS Research Portfolio)                         Normally invests mainly in common stocks of U.S. companies
    INVESTMENT ADVISER:  Directed Services, Inc.                  of different capitalization ranges, presently focusing on
    INVESTMENT SUBADVISER: OppenheimerFunds, Inc.                 large-capitalization issuers. May also invest in debt
                                                                  securities, such as bonds and debentures, but does not
                                                                  currently emphasize these investments.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management. Invests, under
    INVESTMENT SUBADVISER: Pacific Investment Management          normal circumstances, at least 80% of its net assets (plus
    Company LLC                                                   borrowings for investment purposes) in a diversified
                                                                  portfolio of fixed income instruments of varying maturities.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-5

SD Variable Annuity - 134805

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management.  Normally
    INVESTMENT SUBADVISER:  Pacific Investment Management         invests at least 80% of its net assets (plus borrowings for
    Company LLC                                                   investment purposes) in a diversified portfolio of high
                                                                  yield securities ("junk bonds") rated below investment
                                                                  grade but rated at least CCC/Caa by Moody's Investors
                                                                  Service, Inc., Standard and Poor's Rating Service, or
                                                                  Fitch, or if unrated, determined by PIMCO to be of
                                                                  comparable quality, subject to a maximum of 5% of total
                                                                  assets in CCC/Caa securities, determined at the time of
                                                                  investment.
-------------------------------------------------------------------------------------------------------------------------------
ING PIONEER FUND PORTFOLIO (Class S)                              Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  broad list of carefully selected securities believed to be
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    reasonably priced, rather than in securities whose prices
                                                                  reflect a premium resulting from their current market
                                                                  popularity. Invests the major portion of its assets in
                                                                  equity securities, primarily of U.S. issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING PIONEER MID CAP VALUE PORTFOLIO (Class S)                     Seeks capital appreciation. Normally invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its total assets in equity securities of mid-size
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    companies, that is companies with market values within the range of market values of companies included in the Russell
                                                                  Midcap Value Index.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO (Class S)                  A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  through investment in securities which it believes have
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     above-average capital appreciation potential. Invests
    Inc.                                                          primarily in common stocks and common stock equivalents,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks, of companies it believes are undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS PORTFOLIO                          Seeks long-term growth of capital.  Secondarily seeks
    (Class S)                                                     current income.  Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  U.S. companies.  May also invest in other securities.  To a
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     lesser degree, invests in income producing securities such
    Inc.                                                          as debt securities, and may also invest in securities of
                                                                  foreign issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                  Seeks, over the long-term, a high total investment return,
    (Class S)                                                     consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. Pursues an active asset allocation
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         strategy whereby investments are allocated among three
                                                                  asset classes - equity securities, debt securities and
                                                                  money market instruments. May invest up to 25% of its net
                                                                  assets in foreign equity securities.
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital. Normally invests at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  assets in common stocks, with 65% in the common stocks of
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         well-established companies paying above-average dividends.
                                                                  May also invest in convertible securities, warrants and
                                                                  preferred stocks, foreign securities, debt securities
                                                                  including high-yield debt securities and future and options.
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. ALLOCATION PORTFOLIO (Class S)                       Seeks to maximize total return over the long term by
    (formerly ING UBS U.S. Balanced Portfolio)                    allocating its assets among stocks, bonds, short-term
    INVESTMENT ADVISER:  Directed Services, Inc.                  instruments and other investments. Allocates its assets
    INVESTMENT SUBADVISER: UBS Global Asset Management            among the following classes, or types, of investments:
    (Americas) Inc.                                               stocks, bonds, and short-term money market debt obligations.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-6

SD Variable Annuity - 134805

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                            Seeks long-term capital appreciation. Under normal
    (Class S)                                                     circumstances, at least 80% of the net assets of the
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio will be invested in equity securities (plus
    INVESTMENT SUBADVISER: Van Kampen                             borrowings for investment purposes). Invests primarily in
                                                                  growth-oriented companies. May invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or
                                                                  traded in U.S. markets.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                         A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     appreciation. Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  issuers located throughout the world that it believes have,
    INVESTMENT SUBADVISER: Van Kampen                             among other things, resilient business franchises and
                                                                  growth potential. Under normal market conditions, invests
                                                                  at least 65% of its total assets in securities of issuers
                                                                  from at least three different countries, which may include the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                        Seeks long-term growth of capital and income. Under normal
    (Class S)                                                     market conditions, investing primarily in what it believes
    INVESTMENT ADVISER:  Directed Services, Inc.                  to be income-producing equity securities, including common
    INVESTMENT SUBADVISER: Van Kampen                             stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt
                                                                  securities rated "investment grade," which are securities
                                                                  rated within the four highest grades assigned by Standard &
                                                                  Poor's or by Moody's Investors Service, Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO (Class S)                    A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  and secondarily seeks current income. Invests at least 80%
    INVESTMENT SUBADVISER: Van Kampen                             of its assets in equity securities of companies in the U.S.
                                                                  real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated
                                                                  Quotation System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
     151 Farmington Avenue, Hartford, CT  06156-8962
-------------------------------------------------------------------------------------------------------------------------------
ING BARON SMALL CAP GROWTH PORTFOLIO (Service Class)              Seeks capital appreciation. Invests primarily (at least 80%
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    of total assets under normal circumstances) in securities
    INVESTMENT SUBADVISER: Bamco, Inc.                            of smaller companies with market values under $2.5 billion as measured at the time of purchase.
-------------------------------------------------------------------------------------------------------------------------------
ING FUNDAMENTAL RESEARCH PORTFOLIO (Service Class)                Seeks to maximize total return through investments in a
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    diversified portfolio of common stocks and securities
    INVESTMENT SUBADVISER: ING Investment Management Co.          convertible into common stock. Prior to July 5, 2005,
                                                                  invests at least 80% of assets in stocks included in the
                                                                  S&P 500 Index. Effective July 5, 2005, will invest at least
                                                                  65% of total assets in common stocks and securities
                                                                  convertible into common stocks. May invest principally in
                                                                  common stocks having significant potential for capital
                                                                  appreciation emphasizing stocks of larger companies. May
                                                                  also invest a portion of assets in stocks of mid-sized
                                                                  companies, and up to 25% of assets in stocks of foreign
                                                                  issuers, depending upon market conditions. May also invest in derivative instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                      Seeks long-term growth of capital.  Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   growth potential.  Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-7

SD Variable Annuity - 134805

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO (Service Class)                  Seeks capital appreciation. Invests mainly in common stocks
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   of companies in the U.S. and foreign countries. Can invest
    INVESTMENT SUBADVISER:  OppenheimerFund Inc.                  without limit in foreign securities in any country,
                                                                  including countries with emerging markets. Currently
                                                                  emphasizes investments in developed markets such as the
                                                                  United States, Western European countries and Japan. May
                                                                  invest in companies of any size, but currently focuses its investments in mid- and large-cap companies. Normally will invest in at least three countries (one of which may be the
                                                                  United States).
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    common stocks and related securities, such as preferred
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management      stock, convertible securities and depositary receipts, of
    Inc.                                                          emerging growth companies. May invest in foreign securities
                                                                  (including emerging market securities).
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           Seeks long-term growth of capital and future income. Under
    (Service Class)                                               normal circumstances, invests at least 80% of net assets
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    (plus borrowings for investment purposes, if any) in equity
    INVESTMENT SUBADVISER: UBS Global Asset Management            securities of U.S. large capitalization companies.
                                                                  Investments in equity securities may include
                                                                  dividend-paying securities, common stock and preferred
                                                                  stock.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO (Service Class)                 Seeks capital growth and income. Invests in a portfolio of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    equity securities, including common stocks, preferred
    INVESTMENT SUBADVISER: Van Kampen                             stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain
                                                                  derivative instruments, such as options, futures and
                                                                  options on futures, for various portfolio management
                                                                  purposes.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Service Class)        Seeks total return, consisting of long-term capital
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    appreciation and current income. Normally invests at least
    INVESTMENT SUBADVISER: Van Kampen                             80% of net assets (plus any borrowings for investment
                                                                  purposes) in equity and income securities at the time of
                                                                  investment. Normally invests at least 65% of assets in
                                                                  income producing equity instruments (including common
                                                                  stocks, preferred stocks and convertible securities) and
                                                                  investment grade quality debt securities. May invest up to
                                                                  25% of total assets in securities of foreign issuers. May
                                                                  purchase and sell certain derivative instruments, such as
                                                                  options, futures contracts, and options on futures
                                                                  contracts, for various portfolio management purposes,
                                                                  including to earn income, to facilitate portfolio
                                                                  management and to mitigate risks.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------



                                     III-8

SD Variable Annuity - 134805

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO                                       Seeks to achieve maximum total return and minimal exposure
    INVESTMENT ADVISER:  ING Investment Management Co.            of the Series' assets to a market value loss by
                                                                  participating, to the extent possible, in favorable equity market performance during the guarantee period. The Series will not implement an "investment strategy" in any
                                                                  conventional sense. Rather, the Series' asset allocation
                                                                  strategy seeks to optimize the exposure of the Series to
                                                                  the Equity Component while protecting Series' assets. The
                                                                  Series invests at least 80% of its assets in equities and
                                                                  fixed-income securities issued by U.S. companies or the
                                                                  U.S. government or its agencies. Assets allocated to the
                                                                  Equity Component may be reduced or eliminated in order to
                                                                  conserve assets at a level equal to or above the present
                                                                  value of the Guarantee. During the Guarantee Period, the
                                                                  Series' assets will be allocated between the: EQUITY
                                                                  COMPONENT, consisting of common stocks included in the
                                                                  Standard & Poor's 500 Composite Stock Price Index ("S&P 500
                                                                  Index"), futures contracts on the S&P 500 Index, and when
                                                                  the Equity Component's market value is $5 million or less, investments in exchange traded funds ("ETF"s) that can
                                                                  reasonably be expected to have at least a 95% correlation
                                                                  ratio with the S&P 500 Index, in S&P 500 Index futures, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series' investments in such
                                                                  securities; and the FIXED COMPONENT, consisting primarily
                                                                  of short- to intermediate-duration U.S. government
                                                                  securities.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISER:  ING Investments, LLC                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT SUBADVISER:  ING Investment                        Index), while maintaining a market level of risk.  Invests
     Management Co.,                                              at least 80% of assets in stocks included in the S&P 500
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks it believes will underperform the index.  May invest in derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO (Class S)                      Seeks to outperform the total return performance of the
    INVESTMENT ADVISOR:  ING Investments, LLC                     Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
    INVESTMENT SUBADVISER:  ING Investment Management Co.         while maintaining a market level of risk.  Invests at least
                                                                  80% of assets in stocks included in the S&P MidCap 400
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks that it believes will underperform the index.
                                                                  May invest in derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISOR:  ING Investments, LLC                     Standard & Poor's SmallCap 600 Index (S&P 600 Index), while
    INVESTMENT SUBADVISER:  ING Investment Management Co.         maintaining a market level of risk.  Invests at least 80%
                                                                  of assets in stocks included in the S&P 600 Index.  The
                                                                  subadviser's objective is to overweight those stocks in the
                                                                  S&P 600 Index that it believes will outperform the index
                                                                  and underweight (or avoid altogether) those stocks that it believes will underperform the index.  May invest in
                                                                  derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------



                                     III-9

SD Variable Annuity - 134805

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP FINANCIAL SERVICES PORTFOLIO (Class S)                     Seeks long-term capital appreciation. Under normal
    INVESTMENT ADVISER:  ING Investments, LLC                     conditions, invests at least 80% of assets in equity
    INVESTMENT SUBADVISER:  ING Investment Management Co.         securities and equity equivalent securities of companies
                                                                  principally engaged in the financial services industry.
                                                                  Equity securities in which the Portfolio invests are
                                                                  normally common stocks, but may also include preferred
                                                                  stocks, warrants and convertible securities. May invest in initial public offerings.
-------------------------------------------------------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (Class S)                 Seeks long-term capital appreciation. Normally invests at
    INVESTMENT ADVISER:  ING Investments, LLC                     least 80% of assets in the common stock of smaller,
    INVESTMENT SUBADVISER:  ING Investment Management Co.         lesser-known U.S. companies that the sub-adviser believes
                                                                  have above average prospects for growth. For this
                                                                  Portfolio, smaller companies are those with market
                                                                  capitalizations that fall within the range of companies in the Russell 2000 Growth Index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO (Class S)                      Seeks to maximize total return consistent with reasonable
    INVESTMENT ADVISER:  ING Investments, LLC                     risk, through investment in a diversified portfolio
    INVESTMENT SUBADVISER:  ING Investment                        consisting primarily of debt securities. It is anticipated
    Management Co.,                                               that capital appreciation and investment income will both
                                                                  be major factors in achieving total return. Under normal
                                                                  market conditions, the Portfolio invests at least 80% of
                                                                  its assets in a portfolio of bonds, including but not
                                                                  limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or
                                                                  have an equivalent rating by a nationally recognized
                                                                  statistical rating organization, or of comparable quality
                                                                  if unrated. May also invest in: preferred stocks; high
                                                                  quality money market instruments; municipal bonds; debt
                                                                  securities of foreign issuers; mortgage- and asset-backed
                                                                  securities; and options and futures contracts involving
                                                                  securities, securities indices and interest rates. Although the portfolio may invest in high yield debt securities
                                                                  rated below investment grade, it seeks to maintain a
                                                                  minimum average portfolio quality of at least investment
                                                                  grade.
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
    11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. LEISURE FUND (Series I)                                  Seeks capital growth. Normally invests at least 80% of net
    (formerly INVESCO VIF - Leisure Fund)                         assets in the equity securities and equity-related
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     instruments of companies engaged in the design, production, and distribution of products related to the leisure
                                                                  activities.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    82 Devonshire Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND PORTFOLIO (Service Class 2)            Seeks long-term capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management &   Research Co.      primarily in common stocks of companies whose value the
    INVESTMENT SUBADVISER: FMR Co., Inc.                          Portfolio's investment adviser believes is not fully
                                                                  recognized by the public.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO                           Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                             capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management &  Research Co.       exceeds the composite yield on the securities comprising
    INVESTMENT SUBADVISER: FMR Co., Inc.                          the Standard & Poor's 500(SM) Index. Normally invests at
                                                                  least 80% of total assets in income-producing equity
                                                                  securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
-------------------------------------------------------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
    600 Atlantic Avenue, Boston, MA  02210
-------------------------------------------------------------------------------------------------------------------------------



                                     III-10

SD Variable Annuity - 134805

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND (Class B)                           The Fund seeks long-term growth by investing primarily in
    INVESTMENT ADVISER:  Columbia Management Advisers, Inc.       smaller capitalization (small-cap) equities.
-------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP
    3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to the daily performance of the S&P 500
                                                                  Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP EUROPE 30                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES OPPORTUNITY                               Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the Russell
                                                                  2000 Index.
-------------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING PORTFOLIOS ARE WITHIN THE CURRENT GROUP OF ING PORTFOLIOS INCLUDED IN ONE OR MORE OF THE LIFESTYLE PORTFOLIOS:

ING Alliance Mid Cap Growth Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Assets Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Real Estate Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP Small Company Portfolio



                                     III-11

SD Variable Annuity - 134805

THE FOLLOWING PORTFOLIOS ARE THOSE WITHIN THE GROUP OF ING PORTFOLIOS THAT MAY BE INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:

ING AIM Mid Cap Growth Portfolio
ING Alliance Mid Cap Growth Portfolio
ING American Century Large Company Value Portfolio
ING American Century Select Portfolio
ING Capital Guardian Managed Global Portfolio
ING Capital Guardian Small/Mid Cap Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING Evergreen Omega Portfolio
ING FMR(SM) Diversified Mid Cap Portfolio
ING FMR(SM) Earnings Growth Portfolio
ING Fundamental Research Portfolio
ING International Portfolio
ING Janus Contrarian Portfolio
ING Jennison Equity Opportunities Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Asset Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio
ING Mercury Focus Value Portfolio
ING Mercury Large Cap Growth Portfolio
ING MFS Capital Opportunities Portfolio
ING MFS Mid Cap Growth Portfolio
ING MFS Total Return Portfolio
ING OpCap Balanced Value Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Main Street Portfolio(R)
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Balanced Portfolio
ING VP Growth and Income Portfolio
ING VP Growth Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP International Equity Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP Small Company Portfolio
ING VP SmallCap Opportunities Portfolio
ING VP Value Opportunity Portfolio

ALL OF THE ABOVE PORTFOLIOS ARE SERVICE CLASS SHARES. THE PROSPECTUS FOR THE ING LIFESTYLE PORTFOLIOS CONTAINS INFORMATION ABOUT THE UNDERLYING PORTFOLIOS INCLUDED IN THE ING LIFESTYLE PORTFOLIOS.



                                     III-12

SD Variable Annuity - 134805

                                   APPENDIX IV

                         CONDENSED FINANCIAL INFORMATION


Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.


                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 0.95%

AIM V.I. DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                   $10.04       $7.38       $11.00      $10.00
AUV at end of period                                                         $10.73      $10.04        $7.38      $11.00
Number of accumulation units outstanding at end of period                    44,166      22,075        2,751         982
AIM V.I. FINANCIAL SERVICES
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.15       $7.91        $9.39      $10.00
AUV at end of period                                                         $10.93      $10.15        $7.91       $9.39
Number of accumulation units outstanding at end of period                    38,885      46,102       28,312       7,644
AIM V.I. GROWTH
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.15       $7.06       $10.35      $10.00
AUV at end of period                                                          $9.79       $9.15        $7.06      $10.35
Number of accumulation units outstanding at end of period                    59,203      39,641       26,225         309
AIM V.I. HEALTH SCIENCES
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.75       $7.70       $10.29      $10.00
AUV at end of period                                                         $10.39       $9.75        $7.70      $10.29
Number of accumulation units outstanding at end of period                    94,196      64,630       33,864       7,242
AIM V.I. LEISURE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.79       $8.47       $10.00
AUV at end of period                                                         $12.12      $10.79        $8.47
Number of accumulation units outstanding at end of period                    13,783       7,507          749
AIM V.I. UTILITIES
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.46       $6.41        $8.13      $10.00
AUV at end of period                                                          $9.13       $7.46        $6.41       $8.13
Number of accumulation units outstanding at end of period                    32,097      38,318       14,993       3,379
ALLIANCEBERNSTEIN GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.69       $7.40        $9.61      $10.00
AUV at end of period                                                         $10.68       $9.69        $7.40       $9.61
Number of accumulation units outstanding at end of period                   193,064     180,355      111,626      20,342
ALLIANCEBERNSTEIN PREMIER GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.02       $6.56        $9.58      $10.00
AUV at end of period                                                          $8.61       $8.02        $6.56       $9.58
Number of accumulation units outstanding at end of period                    58,773      55,060       41,283       7,037
ALLIANCEBERNSTEIN VALUE
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.02       $8.66       $10.05      $10.00
AUV at end of period                                                         $12.38      $11.02        $8.66      $10.05
Number of accumulation units outstanding at end of period                    90,161      75,188       53,589      10,325
FIDELITY VIP CONTRAFUND
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.06       $8.71        $9.73      $10.00
AUV at end of period                                                         $12.61      $11.06        $8.71       $9.73
Number of accumulation units outstanding at end of period                   551,666     327,190       86,387      23,962

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
FIDELITY VIP EQUITY - INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.16       $7.89        $9.61      $10.00
AUV at end of period                                                         $11.19      $10.16        $7.89       $9.61
Number of accumulation units outstanding at end of period                   519,515     308,618      137,711      26,226
FIDELITY VIP GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.42       $6.42        $9.29      $10.00
AUV at end of period                                                          $8.60       $8.42        $6.42       $9.29
Number of accumulation units outstanding at end of period                   326,897     255,537      117,835      14,041
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.79      $10.00
AUV at end of period                                                         $11.96      $10.79
Number of accumulation units outstanding at end of period                   479,213      67,367
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.01      $10.00
AUV at end of period                                                         $11.97      $11.01
Number of accumulation units outstanding at end of period                   468,147      61,848
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.64      $10.00
AUV at end of period                                                         $13.67      $11.64
Number of accumulation units outstanding at end of period                   313,605      40,608
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during July 2001)
AUV at beginning of period                                                   $19.27      $15.53       $18.90      $19.78
AUV at end of period                                                         $21.92      $19.27       $15.53      $18.90
Number of accumulation units outstanding at end of period                    18,994      15,303        5,698       1,082
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.72
AUV at end of period                                                          $9.94
Number of accumulation units outstanding at end of period                    33,385
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.93
AUV at end of period                                                         $10.52
Number of accumulation units outstanding at end of period                    12,323
ING GET FUND - SERIES U
(Fund first available during December 2002)
AUV at beginning of period                                                   $10.60      $10.00       $10.00
AUV at end of period                                                         $10.80      $10.60       $10.00
Number of accumulation units outstanding at end of period                 1,425,831   1,593,204        1,571
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                    $9.77      $10.00
AUV at end of period                                                          $9.85       $9.77
Number of accumulation units outstanding at end of period                 2,902,637   3,911,291
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                   $10.28      $10.00
AUV at end of period                                                         $10.48      $10.28
Number of accumulation units outstanding at end of period                 1,417,018   1,937,316
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.05      $10.00
AUV at end of period                                                         $10.27      $10.05
Number of accumulation units outstanding at end of period                 1,339,512   1,884,156
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.00      $10.00
AUV at end of period                                                          $9.99      $10.00
Number of accumulation units outstanding at end of period                 1,211,498      68,048

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during March 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.41
Number of accumulation units outstanding at end of period                   867,910
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during July 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.50
Number of accumulation units outstanding at end of period                   403,574
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during September 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.09
Number of accumulation units outstanding at end of period                   842,002
ING GET U.S. CORE PORTFOLIO - SERIES 7
(Fund first available during December 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.00
Number of accumulation units outstanding at end of period                     2,698
ING JANUS SPECIAL EQUITY
(Fund first available during November 2004)
AUV at beginning of period                                                   $10.69
AUV at end of period                                                         $11.52
Number of accumulation units outstanding at end of period                     1,302
ING JP MORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.89      $10.00
AUV at end of period                                                         $13.98      $11.89
Number of accumulation units outstanding at end of period                    63,463      15,594
ING JP MORGAN MID CAP VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                   $11.84       $9.19       $10.00
AUV at end of period                                                         $14.14      $11.84        $9.19
Number of accumulation units outstanding at end of period                   110,487      50,682        7,703
ING JP MORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.46       $7.87       $10.00
AUV at end of period                                                         $13.63      $10.46        $7.87
Number of accumulation units outstanding at end of period                    85,598      30,406        2,395
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.72       $8.25       $10.00
AUV at end of period                                                         $12.52      $10.72        $8.25
Number of accumulation units outstanding at end of period                   150,528      37,732        3,926
ING LEGG MASON VALUE
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.65       $7.12        $8.92       $9.29
AUV at end of period                                                          $9.75       $8.65        $7.12       $8.92
Number of accumulation units outstanding at end of period                   185,617     132,741      150,754      45,955
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during August 2004)
AUV at beginning of period                                                    $9.70
AUV at end of period                                                         $11.30
Number of accumulation units outstanding at end of period                    12,182
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.86
AUV at end of period                                                         $11.18
Number of accumulation units outstanding at end of period                   206,983
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.93
AUV at end of period                                                         $11.00
Number of accumulation units outstanding at end of period                   182,642

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING LIFESTYLE MODERATE
(Fund first available during June 2004)
AUV at beginning of period                                                    $9.96
AUV at end of period                                                         $10.86
Number of accumulation units outstanding at end of period                    80,248
ING LIQUID ASSETS
(Fund first available during July 2001)
AUV at beginning of period                                                   $16.82      $16.86       $16.78      $16.64
AUV at end of period                                                         $16.81      $16.82       $16.86      $16.78
Number of accumulation units outstanding at end of period                   298,469     174,559      125,682      10,855
ING MARSICO GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.72
AUV at end of period                                                         $11.25
Number of accumulation units outstanding at end of period                    28,440
ING MFS CAPITAL OPPORTUNITIES
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.83       $6.18        $8.93      $10.00
AUV at end of period                                                          $8.76       $7.83        $6.18       $8.93
Number of accumulation units outstanding at end of period                    38,704      40,717       24,403       3,867
ING MFS TOTAL RETURN
(Fund first available during July 2001)
AUV at beginning of period                                                   $23.08      $19.96       $21.24      $21.21
AUV at end of period                                                         $25.41      $23.08       $19.96      $21.24
Number of accumulation units outstanding at end of period                   288,602     208,270      100,967      23,176
ING OPPENHEIMER GLOBAL
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.89       $8.34       $10.00
AUV at end of period                                                         $12.40      $10.89        $8.34
Number of accumulation units outstanding at end of period                    46,615      29,810        1,482
ING OPPENHEIMER MAIN STREET
(Fund first available during July 2001)
AUV at beginning of period                                                   $19.38      $15.71       $21.11      $22.80
AUV at end of period                                                         $21.67      $19.38       $15.71      $21.11
Number of accumulation units outstanding at end of period                    18,770      18,073       12,099       2,097
ING PIMCO CORE BOND
(Fund first available during July 2001)
AUV at beginning of period                                                   $13.68      $13.19       $12.25      $11.80
AUV at end of period                                                         $14.21      $13.68       $13.19      $12.25
Number of accumulation units outstanding at end of period                   530,901     367,672      161,644      42,619
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.85
Number of accumulation units outstanding at end of period                   447,490
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.83      $10.00
AUV at end of period                                                         $11.74      $10.83
Number of accumulation units outstanding at end of period                    74,276         856
ING SALOMON BROTHERS ALL CAP
(Fund first available during December 2003)
AUV at beginning of period                                                   $11.17      $10.00
AUV at end of period                                                         $11.93      $11.17
Number of accumulation units outstanding at end of period                    15,853       5,375
ING SALOMON BROTHERS INVESTORS
(Fund first available during December 2003)
AUV at beginning of period                                                   $11.13      $10.00
AUV at end of period                                                          12.11      $11.13
Number of accumulation units outstanding at end of period                     4,991       3,929
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.76
AUV at end of period                                                         $11.22
Number of accumulation units outstanding at end of period                    76,763

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING UBS U.S. BALANCED
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.10
AUV at end of period                                                         $10.96
Number of accumulation units outstanding at end of period                     7,705
ING UBS U.S. LARGE CAP EQUITY
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.02
AUV at end of period                                                         $11.21
Number of accumulation units outstanding at end of period                     4,949
ING VAN KAMPEN COMSTOCK
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.69       $8.32       $10.00
AUV at end of period                                                         $12.36      $10.69        $8.32
Number of accumulation units outstanding at end of period                   160,272      84,810        6,160
ING VAN KAMPEN REAL ESTATE
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.87
AUV at end of period                                                         $13.95
Number of accumulation units outstanding at end of period                    27,720
ING VP CONVERTIBLE
(Fund first available during July 2001)
AUV at beginning of period                                                   $12.21       $9.70       $10.52      $10.00
AUV at end of period                                                         $13.02      $12.21        $9.70      $10.52
Number of accumulation units outstanding at end of period                   152,943      90,071       27,865          37
ING VP FINANCIAL SERVICES
(Fund first available during July 2004)
AUV at beginning of period                                                    $9.84
AUV at end of period                                                         $11.13
Number of accumulation units outstanding at end of period                    32,541
ING VP INDEX PLUS LARGECAP
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.08       $7.28        $9.40      $10.00
AUV at end of period                                                          $9.92       $9.08        $7.28       $9.40
Number of accumulation units outstanding at end of period                   418,924     334,015      141,983      16,897
ING VP INDEX PLUS MIDCAP
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.27       $8.61        $9.91      $10.00
AUV at end of period                                                         $12.98      $11.27        $8.61       $9.91
Number of accumulation units outstanding at end of period                   517,452     312,714      133,786      25,943
ING VP INDEX PLUS SMALLCAP
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.67       $8.67       $10.11      $10.00
AUV at end of period                                                         $14.07      $11.67        $8.67      $10.11
Number of accumulation units outstanding at end of period                   336,053     212,622       97,304      18,193
ING VP LARGECAP GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.18       $6.21        $9.62      $10.00
AUV at end of period                                                          $9.14       $8.18        $6.21       $9.62
Number of accumulation units outstanding at end of period                    68,463      69,777       17,335       2,762
ING VP MAGNACAP
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.26       $7.16        $9.38       $9.62
AUV at end of period                                                         $10.00       $9.26        $7.16       $9.38
Number of accumulation units outstanding at end of period                    62,068      63,558       20,708         548
ING VP VALUE OPPORTUNITY
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.14       $6.62        $9.04      $10.00
AUV at end of period                                                          $8.86       $8.14        $6.62       $9.04
Number of accumulation units outstanding at end of period                    68,299      53,477       31,205       1,584
ING VP WORLDWIDE GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $6.74       $5.27        $7.08       $7.57
AUV at end of period                                                          $7.31       $6.74        $5.27       $7.08
Number of accumulation units outstanding at end of period                    31,757      33,614       13,906       3,190

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
JANUS ASPEN SERIES WORLDWIDE GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.46       $6.91        $9.39      $10.00
AUV at end of period                                                          $8.76       $8.46        $6.91       $9.39
Number of accumulation units outstanding at end of period                   134,237     136,425      105,069      32,123
JENNISON PORTFOLIO
(Fund first available during July 2001)
AUV at beginning of period                                                    $5.55       $4.33        $6.34       $6.60
AUV at end of period                                                          $6.01       $5.55        $4.33       $6.34
Number of accumulation units outstanding at end of period                    83,326      41,017        8,153         160
PIONEER FUND VCT
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.20       $7.52        $9.41      $10.00
AUV at end of period                                                         $10.11       $9.20        $7.52       $9.41
Number of accumulation units outstanding at end of period                    46,175      87,213       38,807      17,258
PIONEER SMALL COMPANY VCT
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.78       $7.89        $9.61      $10.00
AUV at end of period                                                         $10.97       $9.78        $7.89       $9.61
Number of accumulation units outstanding at end of period                    94,307     125,798       80,077      16,862
PROFUND VP BULL
(Fund first available during August 2003)
AUV at beginning of period                                                    $8.36      $10.00
AUV at end of period                                                          $9.01       $8.36
Number of accumulation units outstanding at end of period                     5,731       1,317
PROFUND VP EUROPE 30
(Fund first available during December 2003)
AUV at beginning of period                                                    $8.38      $10.00
AUV at end of period                                                          $9.49       $8.38
Number of accumulation units outstanding at end of period                    11,091       7,306
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                    $9.38      $10.00
AUV at end of period                                                          $8.28       $9.38
Number of accumulation units outstanding at end of period                    35,487      16,785
PROFUND VP SMALL CAP
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.27      $10.00
AUV at end of period                                                         $11.88      $10.27
Number of accumulation units outstanding at end of period                    28,146       9,645
PUTNAM VT DISCOVERY GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.00       $6.12        $8.77      $10.00
AUV at end of period                                                          $8.52       $8.00        $6.12       $8.77
Number of accumulation units outstanding at end of period                    62,106      60,592       44,148      14,754
PUTNAM VT GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.62       $7.62        $9.50      $10.00
AUV at end of period                                                         $10.59       $9.62        $7.62       $9.50
Number of accumulation units outstanding at end of period                    63,376      67,305       47,269       8,202
PUTNAM VT INTERNATIONAL GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.07       $8.10        $9.49      $10.00
AUV at end of period                                                         $13.26      $11.07        $8.10       $9.49
Number of accumulation units outstanding at end of period                    66,398     115,298       88,505      20,630
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $5.73       $4.16        $5.44       $6.00
AUV at end of period                                                          $6.59       $5.73        $4.16       $5.44
Number of accumulation units outstanding at end of period                    39,968      48,368        5,285         131
UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.07       $7.19        $9.42      $10.00
AUV at end of period                                                          $9.92       $9.07        $7.19       $9.42
Number of accumulation units outstanding at end of period                   189,033     160,747       46,001      31,472

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.25%

AIM V.I. DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.97       $7.36       $11.00      $10.00
AUV at end of period                                                         $10.63       $9.97        $7.36      $11.00
Number of accumulation units outstanding at end of period                    35,767      15,211        1,639           0
AIM V.I. FINANCIAL SERVICES
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.08       $7.88        $9.37      $10.00
AUV at end of period                                                         $10.81      $10.08        $7.88       $9.37
Number of accumulation units outstanding at end of period                    19,555      27,254       17,477       8,008
AIM V.I. GROWTH
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.09       $7.03       $10.34      $10.00
AUV at end of period                                                          $9.69       $9.09        $7.03      $10.34
Number of accumulation units outstanding at end of period                    13,562      12,631       20,010       7,677
AIM V.I. HEALTH SCIENCES
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.68       $7.67       $10.28      $10.00
AUV at end of period                                                         $10.28       $9.68        $7.67      $10.28
Number of accumulation units outstanding at end of period                    39,826      40,582       24,596      11,285
AIM V.I. LEISURE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.73       $8.45       $10.00
AUV at end of period                                                         $12.02      $10.73        $8.45
Number of accumulation units outstanding at end of period                    37,657      12,940          696
AIM V.I. UTILITIES
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.41       $6.38        $8.11      $10.00
AUV at end of period                                                          $9.04       $7.41        $6.38       $8.11
Number of accumulation units outstanding at end of period                    49,885      27,338       18,841       4,483
ALLIANCEBERNSTEIN GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.62       $7.37        $9.60      $10.00
AUV at end of period                                                         $10.57       $9.62        $7.37       $9.60
Number of accumulation units outstanding at end of period                   155,606     115,987      107,569      31,408
ALLIANCEBERNSTEIN PREMIER GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.96       $6.54        $9.57      $10.00
AUV at end of period                                                          $8.52       $7.96        $6.54       $9.57
Number of accumulation units outstanding at end of period                    95,064      93,419       87,356      44,633
ALLIANCEBERNSTEIN VALUE
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.94       $8.62       $10.03      $10.00
AUV at end of period                                                         $12.25      $10.94        $8.62      $10.03
Number of accumulation units outstanding at end of period                    87,148      60,963       41,567       3,654
FIDELITY VIP CONTRAFUND
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.98       $8.67        $9.71      $10.00
AUV at end of period                                                         $12.48      $10.98        $8.67       $9.71
Number of accumulation units outstanding at end of period                   331,754     180,658       77,060      31,173
FIDELITY VIP EQUITY - INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.08       $7.85        $9.60      $10.00
AUV at end of period                                                         $11.07      $10.08        $7.85       $9.60
Number of accumulation units outstanding at end of period                   274,974     156,771       67,874      21,430
FIDELITY VIP GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.36       $6.39        $9.28      $10.00
AUV at end of period                                                          $8.51       $8.36       $6..39       $9.28
Number of accumulation units outstanding at end of period                   156,052     124,501       41,738       9,484
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.78      $10.00
AUV at end of period                                                         $11.91      $10.78
Number of accumulation units outstanding at end of period                   625,575     112,382

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.00      $10.00
AUV at end of period                                                         $11.92      $11.00
Number of accumulation units outstanding at end of period                   737,364     110,025
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.62      $10.00
AUV at end of period                                                         $13.62      $11.62
Number of accumulation units outstanding at end of period                   302,519     126,233
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during July 2001)
AUV at beginning of period                                                   $18.75      $15.16       $18.51      $19.40
AUV at end of period                                                         $21.27      $18.75       $15.16      $18.51
Number of accumulation units outstanding at end of period                   166,087     215,691        6,031         557
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.71
AUV at end of period                                                          $9.92
Number of accumulation units outstanding at end of period                    24,849
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.38
AUV at end of period                                                         $10.50
Number of accumulation units outstanding at end of period                     3,737
ING GET FUND - SERIES U
(Fund first available during December 2002)
AUV at beginning of period                                                   $10.57      $10.00       $10.00
AUV at end of period                                                         $10.73      $10.57       $10.00
Number of accumulation units outstanding at end of period                   536,911     591,364        6,508
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                    $9.74      $10.00
AUV at end of period                                                          $9.80       $9.74
Number of accumulation units outstanding at end of period                   822,946     997,360
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                   $10.26      $10.00
AUV at end of period                                                         $10.43      $10.26
Number of accumulation units outstanding at end of period                   520,168     638,398
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.04      $10.00
AUV at end of period                                                         $10.23      $10.04
Number of accumulation units outstanding at end of period                   311,648     452,547
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.00      $10.00
AUV at end of period                                                          $9.96      $10.00
Number of accumulation units outstanding at end of period                   366,459      11,854
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during March 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.38
Number of accumulation units outstanding at end of period                   272,470
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during July 2004)
AUV at beginning of period                                                    $9.99
AUV at end of period                                                         $10.48
Number of accumulation units outstanding at end of period                    66,556
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during September 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.08
Number of accumulation units outstanding at end of period                   162,926

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING GET U.S. CORE PORTFOLIO - SERIES 7
(Fund first available during December 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.00
Number of accumulation units outstanding at end of period                     9,550
ING JP MORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.88      $10.00
AUV at end of period                                                         $13.92      $11.88
Number of accumulation units outstanding at end of period                    18,844         355
ING JP MORGAN MID CAP VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                   $11.78       $9.17       $10.00
AUV at end of period                                                         $14.02      $11.78        $9.17
Number of accumulation units outstanding at end of period                   118,478      25,522          325
ING JP MORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.41       $7.85       $10.00
AUV at end of period                                                         $13.63      $10.41        $7.85
Number of accumulation units outstanding at end of period                    70,555      24,875          203
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.67       $8.23       $10.00
AUV at end of period                                                         $12.42      $10.67        $8.23
Number of accumulation units outstanding at end of period                   112,158      52,301           43
ING LEGG MASON VALUE
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.56       $7.07        $8.89       $9.27
AUV at end of period                                                          $9.63       $8.56        $7.07       $8.89
Number of accumulation units outstanding at end of period                   187,116     181,179       48,439      26,626
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during August 2004)
AUV at beginning of period                                                   $11.16
AUV at end of period                                                         $11.27
Number of accumulation units outstanding at end of period                   124,295
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.25
AUV at end of period                                                         $11.16
Number of accumulation units outstanding at end of period                   330,571
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.96
AUV at end of period                                                         $10.98
Number of accumulation units outstanding at end of period                   564,678
ING LIFESTYLE MODERATE
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.05
AUV at end of period                                                         $10.84
Number of accumulation units outstanding at end of period                   200,198
ING LIQUID ASSETS
(Fund first available during July 2001)
AUV at beginning of period                                                   $16.08      $16.16       $16.13      $16.02
AUV at end of period                                                         $16.02      $16.08       $16.16      $16.13
Number of accumulation units outstanding at end of period                   690,371     727,878       65,629      12,665
ING MARSICO GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.72
AUV at end of period                                                         $11.22
Number of accumulation units outstanding at end of period                   409,584
ING MFS CAPITAL OPPORTUNITIES
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.78       $6.15        $8.92      $10.00
AUV at end of period                                                          $8.67       $7.78        $6.15       $8.92
Number of accumulation units outstanding at end of period                    51,794      29,934       24,353       8,089

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING MFS TOTAL RETURN
(Fund first available during July 2001)
AUV at beginning of period                                                   $22.45      $19.47       $20.77      $20.78
AUV at end of period                                                         $24.63      $22.45       $19.47      $20.77
Number of accumulation units outstanding at end of period                   618,206     634,937       58,151      22,001
ING OPPENHEIMER GLOBAL
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.83       $8.32       $10.00
AUV at end of period                                                         $12.30      $10.83        $8.32
Number of accumulation units outstanding at end of period                    12,981      15,201        1,343
ING OPPENHEIMER MAIN STREET
(Fund first available during July 2001)
AUV at beginning of period                                                   $18.85      $15.32       $20.65      $22.33
AUV at end of period                                                         $21.01      $18.85       $15.32      $20.65
Number of accumulation units outstanding at end of period                   286,983     358,510        8,361       4,166
ING PIMCO CORE BOND
(Fund first available during July 2001)
AUV at beginning of period                                                   $13.31      $12.86       $11.99      $11.56
AUV at end of period                                                         $13.78      $13.31       $12.86      $11.99
Number of accumulation units outstanding at end of period                   488,955     336,101      104,350      24,543
ING PIMCO HIGH YIELD
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.83
Number of accumulation units outstanding at end of period                   585,689
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.82      $10.00
AUV at end of period                                                         $11.69      $10.82
Number of accumulation units outstanding at end of period                    23,170       6,058
ING SALOMON BROTHERS ALL CAP
(Fund first available during December 2003)
AUV at beginning of period                                                   $11.15      $10.00
AUV at end of period                                                         $11.88      $11.15
Number of accumulation units outstanding at end of period                   151,795     157,393
ING SALOMON BROTHERS INVESTORS
(Fund first available during  May 2004)
AUV at beginning of period                                                   $11.20
AUV at end of period                                                         $12.07
Number of accumulation units outstanding at end of period                    32,515
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.72
AUV at end of period                                                         $11.20
Number of accumulation units outstanding at end of period                   201,213
ING UBS U.S. BALANCED
(Fund first available during June 2004)
AUV at beginning of period                                                    $9.78
AUV at end of period                                                         $10.94
Number of accumulation units outstanding at end of period                    50,384
ING UBS U.S. LARGE CAP EQUITY
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.16
AUV at end of period                                                         $11.18
Number of accumulation units outstanding at end of period                    14,300
ING VAN KAMPEN COMSTOCK
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.64       $8.31       $10.00
AUV at end of period                                                         $12.26      $10.64        $8.31
Number of accumulation units outstanding at end of period                   156,846      62,665        4,430
ING VAN KAMPEN REAL ESTATE
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.66
AUV at end of period                                                         $13.92
Number of accumulation units outstanding at end of period                   106,213

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING VP CONVERTIBLE
(Fund first available during July 2001)
AUV at beginning of period                                                   $12.11       $9.66       $10.51      $10.00
AUV at end of period                                                         $12.89      $12.11        $9.66      $10.51
Number of accumulation units outstanding at end of period                    44,660      32,053       23,212      12,767
ING VP FINANCIAL SERVICES
(Fund first available during July 2004)
AUV at beginning of period                                                    $9.67
AUV at end of period                                                         $11.11
Number of accumulation units outstanding at end of period                     9,197
ING VP INDEX PLUS LARGECAP
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.01       $7.25        $9.38      $10.00
AUV at end of period                                                          $9.81       $9.01        $7.25       $9.38
Number of accumulation units outstanding at end of period                   183,047     108,298       46,368       7,036
ING VP INDEX PLUS MIDCAP
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.18       $8.58        $9.90      $10.00
AUV at end of period                                                         $12.85      $11.18        $8.58       $9.90
Number of accumulation units outstanding at end of period                   222,237     111,247       61,372      10,835
ING VP INDEX PLUS SMALLCAP
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.58       $8.64       $10.10      $10.00
AUV at end of period                                                         $13.93      $11.58        $8.64      $10.10
Number of accumulation units outstanding at end of period                   184,418     108,271       45,701       6,817
ING VP LARGECAP GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.12       $6.18        $9.60      $10.00
AUV at end of period                                                          $9.04       $8.12        $6.18       $9.60
Number of accumulation units outstanding at end of period                    34,707      35,014       31,441      10,314
ING VP MAGNACAP
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.19       $7.12        $9.36       $9.61
AUV at end of period                                                          $9.89       $9.19        $7.12       $9.36
Number of accumulation units outstanding at end of period                    44,174      55,017          283          96
ING VP VALUE OPPORTUNITY
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.08       $6.59        $9.03      $10.00
AUV at end of period                                                          $8.76       $8.08        $6.59       $9.03
Number of accumulation units outstanding at end of period                    29,256      16,703       13,742       1,857
ING VP WORLDWIDE GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $6.67       $5.23        $7.04       $7.54
AUV at end of period                                                          $7.20       $6.67        $5.23       $7.04
Number of accumulation units outstanding at end of period                    55,897      35,435       22,035       1,875
JANUS ASPEN SERIES WORLDWIDE GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.40       $6.88        $9.37      $10.00
AUV at end of period                                                          $8.67       $8.40        $6.88       $9.37
Number of accumulation units outstanding at end of period                    66,970      51,930       53,632      16,977
JENNISON PORTFOLIO
(Fund first available during July 2001)
AUV at beginning of period                                                    $5.49       $4.29        $6.31       $6.58
AUV at end of period                                                          $5.92       $5.49        $4.29       $6.31
Number of accumulation units outstanding at end of period                    42,955      34,281       15,799       3,710
PIONEER FUND VCT
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.13       $7.49        $9.39      $10.00
AUV at end of period                                                         $10.00       $9.13        $7.49       $9.39
Number of accumulation units outstanding at end of period                    68,801      55,334       19,829      11,820
PIONEER SMALL COMPANY VCT
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.71       $7.85        $9.60      $10.00
AUV at end of period                                                         $10.85       $9.71        $7.85       $9.60
Number of accumulation units outstanding at end of period                    72,709      44,965       34,920      11,516

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
PROFUND VP BULL
(Fund first available during March 2004)
AUV at beginning of period                                                    $8.27
AUV at end of period                                                          $8.91
Number of accumulation units outstanding at end of period                    44,221
PROFUND VP EUROPE 30
(Fund first available during December 2003)
AUV at beginning of period                                                    $8.31       $6.07
AUV at end of period                                                          $9.38       $8.31
Number of accumulation units outstanding at end of period                     4,239       8,463
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                    $9.37      $10.00
AUV at end of period                                                          $8.25       $9.37
Number of accumulation units outstanding at end of period                    37,895       6,934
PROFUND VP SMALL CAP
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.19       $7.23
AUV at end of period                                                         $11.75      $10.19
Number of accumulation units outstanding at end of period                    66,425      24,488
PUTNAM VT DISCOVERY GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.94       $6.09        $8.76      $10.00
AUV at end of period                                                          $8.44       $7.94        $6.09       $8.76
Number of accumulation units outstanding at end of period                    28,382      31,624       33,314       9,782
PUTNAM VT GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.55       $7.59        $9.48      $10.00
AUV at end of period                                                         $10.48       $9.55        $7.59       $9.48
Number of accumulation units outstanding at end of period                    10,788       9,960        9,758       5,020
PUTNAM VT INTERNATIONAL GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.99       $8.07        $9.47      $10.00
AUV at end of period                                                         $13.12      $10.99        $8.07       $9.47
Number of accumulation units outstanding at end of period                    20,709      22,120       18,195       5,921
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $5.67       $4.13        $5.42       $5.98
AUV at end of period                                                          $6.51       $5.67        $4.13       $5.42
Number of accumulation units outstanding at end of period                    87,001      39,170       12,260         419
UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.00       $7.16        $9.41      $10.00
AUV at end of period                                                          $9.81       $9.00        $7.16       $9.41
Number of accumulation units outstanding at end of period                    35,445      36,152       16,032       4,853

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

AIM V.I. DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.94       $7.34       $10.99      $10.00
AUV at end of period                                                         $10.58       $9.94        $7.34      $10.99
Number of accumulation units outstanding at end of period                   729,031     756,657            0           0
AIM V.I. FINANCIAL SERVICES
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.04       $7.86        $9.37      $10.00
AUV at end of period                                                         $10.76      $10.04        $7.86       $9.37
Number of accumulation units outstanding at end of period                   703,316     803,207        2,929       1,095
AIM V.I. GROWTH
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.06       $7.02       $10.33      $10.00
AUV at end of period                                                          $9.65       $9.06        $7.02      $10.33
Number of accumulation units outstanding at end of period                     8,657       5,800        1,161           0

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
AIM V.I. HEALTH SCIENCES
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.64       $7.65       $10.27      $10.00
AUV at end of period                                                         $10.22       $9.64        $7.65      $10.27
Number of accumulation units outstanding at end of period                 1,111,355   1,026,392        9,105       3,081
AIM V.I. LEISURE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.71       $8.44       $10.00
AUV at end of period                                                         $11.97      $10.71        $8.44
Number of accumulation units outstanding at end of period                   510,227     355,401          767
AIM V.I. UTILITIES
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.38       $6.37        $8.11      $10.00
AUV at end of period                                                          $8.99       $7.38        $6.37       $8.11
Number of accumulation units outstanding at end of period                 1,131,831     310,305        1,930         183
ALLIANCEBERNSTEIN GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.58       $7.35        $9.59      $10.00
AUV at end of period                                                         $10.51       $9.58        $7.35       $9.59
Number of accumulation units outstanding at end of period                    57,022      52,834       37,971       6,642
ALLIANCEBERNSTEIN PREMIER GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.93       $6.52        $9.56      $10.00
AUV at end of period                                                          $8.47       $7.93        $6.52       $9.56
Number of accumulation units outstanding at end of period                    11,570      11,769       21,482       3,508
ALLIANCEBERNSTEIN VALUE
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.90       $8.60       $10.02      $10.00
AUV at end of period                                                         $12.18      $10.90        $8.60      $10.02
Number of accumulation units outstanding at end of period                    28,725      12,145       16,436       5,388
FIDELITY VIP CONTRAFUND
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.93       $8.65        $9.71      $10.00
AUV at end of period                                                         $12.42      $10.93        $8.65       $9.71
Number of accumulation units outstanding at end of period                    52,998      24,049       17,281         309
FIDELITY VIP EQUITY - INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.04       $7.83        $9.59      $10.00
AUV at end of period                                                         $11.02      $10.04        $7.83       $9.59
Number of accumulation units outstanding at end of period                 3,098,913   2,275,054       26,357       6,165
FIDELITY VIP GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.33       $6.37        $9.27      $10.00
AUV at end of period                                                          $8.47       $8.33        $6.37       $9.27
Number of accumulation units outstanding at end of period                 4,075,492   3,326,845       15,099       3,394
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.77      $10.00
AUV at end of period                                                         $11.89      $10.77
Number of accumulation units outstanding at end of period                 9,535,997   1,647,654
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.99      $10.00
AUV at end of period                                                         $11.90      $10.99
Number of accumulation units outstanding at end of period                 6,533,086   1,032,491
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.62      $10.00
AUV at end of period                                                         $13.59      $11.62
Number of accumulation units outstanding at end of period                 3,147,004     589,077
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during July 2001)
AUV at beginning of period                                                   $18.49      $14.97       $18.31      $19.20
AUV at end of period                                                         $20.95      $18.49       $14.97      $18.31
Number of accumulation units outstanding at end of period                 1,980,577   2,181,501          701           2

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING EVERGREEN HEALTH SCIENCES
(Fund first available during October 2004)
AUV at beginning of period                                                    $8.79
AUV at end of period                                                          $9.91
Number of accumulation units outstanding at end of period                   332,663
ING GET FUND - SERIES U
(Fund first available during December 2002)
AUV at beginning of period                                                   $10.55      $10.00       $10.00
AUV at end of period                                                         $10.70      $10.55       $10.00
Number of accumulation units outstanding at end of period                   674,331     818,118        1,409
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                    $9.73      $10.00
AUV at end of period                                                          $9.77       $9.73
Number of accumulation units outstanding at end of period                   783,289   1,026,988
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                   $10.25      $10.00
AUV at end of period                                                         $10.41      $10.25
Number of accumulation units outstanding at end of period                   339,315     390,747
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.03      $10.00
AUV at end of period                                                         $10.21      $10.03
Number of accumulation units outstanding at end of period                   340,053     413,658
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.00      $10.00
AUV at end of period                                                          $9.94      $10.00
Number of accumulation units outstanding at end of period                   272,128       8,296
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during March 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.37
Number of accumulation units outstanding at end of period                   149,794
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.47
Number of accumulation units outstanding at end of period                    88,024
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during September 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.07
Number of accumulation units outstanding at end of period                   146,010
ING JANUS SPECIAL EQUITY
(Fund first available during November 2004)
AUV at beginning of period                                                   $10.83
AUV at end of period                                                         $11.48
Number of accumulation units outstanding at end of period                   778,230
ING JP MORGAN INTERNATIONAL
(Fund first available during March 2004)
AUV at beginning of period                                                   $12.41
AUV at end of period                                                         $13.89
Number of accumulation units outstanding at end of period                   629,067
ING JP MORGAN MID CAP VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                   $11.75       $9.16       $10.00
AUV at end of period                                                         $13.97      $11.75        $9.16
Number of accumulation units outstanding at end of period                    23,126       4,935          872
ING JP MORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.38       $7.85       $10.00
AUV at end of period                                                         $13.63      $10.38        $7.85
Number of accumulation units outstanding at end of period                 1,519,167     824,986           75

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.64       $8.22       $10.00
AUV at end of period                                                         $12.37      $10.64        $8.22
Number of accumulation units outstanding at end of period                 1,748,507     506,335            0
ING LEGG MASON VALUE
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.52       $7.05        $8.87       $9.26
AUV at end of period                                                          $9.56       $8.52        $7.05       $8.87
Number of accumulation units outstanding at end of period                 3,555,247   2,887,495       17,897       4,949
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.99
AUV at end of period                                                         $11.26
Number of accumulation units outstanding at end of period                 2,006,309
ING LIFESTYLE GROWTH
(Fund first available during August 2004)
AUV at beginning of period                                                    $9.77
AUV at end of period                                                         $11.14
Number of accumulation units outstanding at end of period                 5,441,382
ING LIFESTYLE MODERATE GROWTH
(Fund first available during June 2004)
AUV at beginning of period                                                    $9.92
AUV at end of period                                                         $10.97
Number of accumulation units outstanding at end of period                 6,216,029
ING LIFESTYLE MODERATE
(Fund first available during June 2004)
AUV at beginning of period                                                    $9.96
AUV at end of period                                                         $10.83
Number of accumulation units outstanding at end of period                 3,622,165
ING LIQUID ASSETS
(Fund first available during July 2001)
AUV at beginning of period                                                   $15.71      $15.82       $15.82      $15.72
AUV at end of period                                                         $15.64      $15.71       $15.82      $15.82
Number of accumulation units outstanding at end of period                 5,672,311   7,879,356       17,952      18,061
ING MARSICO GROWTH
(Fund first available during July 2004)
AUV at beginning of period                                                    $9.87
AUV at end of period                                                         $11.21
Number of accumulation units outstanding at end of period                10,491,049
ING MFS CAPITAL OPPORTUNITIES
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.75       $6.13        $8.91      $10.00
AUV at end of period                                                          $8.62       $7.75        $6.13       $8.91
Number of accumulation units outstanding at end of period                    16,935      16,465        9,184       2,330
ING MFS TOTAL RETURN
(Fund first available during July 2001)
AUV at beginning of period                                                   $22.13      $19.23       $20.55      $20.57
AUV at end of period                                                         $24.25      $22.13       $19.23      $20.55
Number of accumulation units outstanding at end of period                 8,667,716   9,215,693       20,972       4,628
ING OPPENHEIMER GLOBAL
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.80       $8.31       $10.00
AUV at end of period                                                         $12.25      $10.80        $8.31
Number of accumulation units outstanding at end of period                     3,413       2,345            0
ING OPPENHEIMER MAIN STREET
(Fund first available during July 2001)
AUV at beginning of period                                                   $18.59      $15.13       $20.43      $22.11
AUV at end of period                                                         $20.68      $18.59       $15.13      $20.43
Number of accumulation units outstanding at end of period                 4,647,975   5,432,937        6,456       1,497
ING PIMCO CORE BOND
(Fund first available during July 2001)
AUV at beginning of period                                                   $13.12      $12.70       $11.86      $11.44
AUV at end of period                                                         $13.57      $13.12       $12.70      $11.86
Number of accumulation units outstanding at end of period                 5,917,199   5,369,915       78,978       7,501

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.82
Number of accumulation units outstanding at end of period                 9,413,696
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during February 2004)
AUV at beginning of period                                                   $11.55
AUV at end of period                                                         $11.67
Number of accumulation units outstanding at end of period                 1,127,028
ING SALOMON BROTHERS ALL CAP
(Fund first available during December 2003)
AUV at beginning of period                                                   $11.15      $10.00
AUV at end of period                                                         $11.86      $11.15
Number of accumulation units outstanding at end of period                 3,905,541   4,510,818
ING SALOMON BROTHERS INVESTORS
(Fund first available during May 2004)
AUV at beginning of period                                                   $11.19
AUV at end of period                                                         $12.04
Number of accumulation units outstanding at end of period                 1,504,119
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during August 2004)
AUV at beginning of period                                                    $9.99
AUV at end of period                                                         $11.19
Number of accumulation units outstanding at end of period                 4,187,985
ING UBS U.S. BALANCED
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.03
AUV at end of period                                                         $10.92
Number of accumulation units outstanding at end of period                 1,326,546
ING UBS U.S. LARGE CAP EQUITY
(Fund first available during December 2004)
AUV at beginning of period                                                   $10.99
AUV at end of period                                                         $11.17
Number of accumulation units outstanding at end of period                       227
ING VAN KAMPEN COMSTOCK
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.61       $8.30       $10.00
AUV at end of period                                                         $12.21      $10.61        $8.30
Number of accumulation units outstanding at end of period                 1,370,657     535,743          109
ING VAN KAMPEN REAL ESTATE
(Fund first available during July 2004)
AUV at beginning of period                                                   $11.06
AUV at end of period                                                         $13.90
Number of accumulation units outstanding at end of period                 1,657,594
ING VP CONVERTIBLE
(Fund first available during July 2001)
AUV at beginning of period                                                   $12.07       $9.64       $10.50      $10.00
AUV at end of period                                                         $12.82      $12.07        $9.64      $10.50
Number of accumulation units outstanding at end of period                     5,660       3,958            0           0
ING VP INDEX PLUS LARGECAP
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.98       $7.24        $9.38      $10.00
AUV at end of period                                                          $9.76       $8.98        $7.24       $9.38
Number of accumulation units outstanding at end of period                 1,431,006     494,773       34,433      24,809
ING VP INDEX PLUS MIDCAP
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.14       $8.56        $9.89      $10.00
AUV at end of period                                                         $12.78      $11.14        $8.56       $9.89
Number of accumulation units outstanding at end of period                   437,111      33,407       19,211       3,276
ING VP INDEX PLUS SMALLCAP
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.54       $8.62       $10.09      $10.00
AUV at end of period                                                         $13.85      $11.54        $8.62      $10.09
Number of accumulation units outstanding at end of period                   424,131      23,184        8,401         795

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING VP LARGECAP GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.09       $6.17        $9.60      $10.00
AUV at end of period                                                          $8.99       $8.09        $6.17       $9.60
Number of accumulation units outstanding at end of period                     5,953       6,659        7,411       2,947
ING VP MAGNACAP
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.15       $7.10        $9.35       $9.61
AUV at end of period                                                          $9.83       $9.15        $7.10       $9.35
Number of accumulation units outstanding at end of period                   340,728     337,837          630           0
ING VP VALUE OPPORTUNITY
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.05       $6.57        $9.02      $10.00
AUV at end of period                                                          $8.72       $8.05        $6.57       $9.02
Number of accumulation units outstanding at end of period                    10,007       9,651        4,228           0
ING VP WORLDWIDE GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $6.63       $5.21        $7.02       $7.52
AUV at end of period                                                          $7.15       $6.63        $5.21       $7.02
Number of accumulation units outstanding at end of period                   820,622     797,575        3,809       1,275
JANUS ASPEN SERIES WORLDWIDE GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.37       $6.86        $9.37      $10.00
AUV at end of period                                                          $8.62       $8.37        $6.86       $9.37
Number of accumulation units outstanding at end of period                    11,160      13,191       14,254       4,296
JENNISON PORTFOLIO
(Fund first available during July 2001)
AUV at beginning of period                                                    $5.46       $4.27        $6.30       $6.56
AUV at end of period                                                          $5.88       $5.46        $4.27       $6.30
Number of accumulation units outstanding at end of period                 1,262,298   1,124,696            0           0
PIONEER FUND VCT
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.09       $7.47        $9.39      $10.00
AUV at end of period                                                          $9.95       $9.09        $7.47       $9.39
Number of accumulation units outstanding at end of period                 1,258,029     928,547        6,500       3,571
PIONEER SMALL COMPANY VCT
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.67       $7.84        $9.59      $10.00
AUV at end of period                                                         $10.79       $9.67        $7.84       $9.59
Number of accumulation units outstanding at end of period                     7,289       9,720        9,445       1,955
PROFUND VP BULL
(Fund first available during March 2004)
AUV at beginning of period                                                    $8.55
AUV at end of period                                                          $8.86
Number of accumulation units outstanding at end of period                 1,756,560
PROFUND VP EUROPE 30
(Fund first available during December 2003)
AUV at beginning of period                                                    $8.28      $10.00
AUV at end of period                                                          $9.33       $8.28
Number of accumulation units outstanding at end of period                   526,719     648,934
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                    $9.37      $10.00
AUV at end of period                                                          $8.23       $9.37
Number of accumulation units outstanding at end of period                   834,452      98,866
PROFUND VP SMALL CAP
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.15      $10.00
AUV at end of period                                                         $11.68      $10.15
Number of accumulation units outstanding at end of period                 2,559,414   2,307,338
PUTNAM VT DISCOVERY GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.91       $6.08        $8.75      $10.00
AUV at end of period                                                          $8.39       $7.91        $6.08       $8.75
Number of accumulation units outstanding at end of period                     8,515       8,339        4,631         495

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
PUTNAM VT GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.51       $7.57        $9.48      $10.00
AUV at end of period                                                         $10.42       $9.51        $7.57       $9.48
Number of accumulation units outstanding at end of period                     2,235       1,583        1,001         109
PUTNAM VT INTERNATIONAL GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.94       $8.05        $9.47      $10.00
AUV at end of period                                                         $13.05      $10.94        $8.05       $9.47
Number of accumulation units outstanding at end of period                     6,037       9,901        7,142       2,520
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $5.65       $4.12        $5.41       $5.98
AUV at end of period                                                          $6.46       $5.65        $4.12       $5.41
Number of accumulation units outstanding at end of period                 2,662,633   1,723,767            0           0
UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.97       $7.14        $9.40      $10.00
AUV at end of period                                                          $9.76       $8.97        $7.14       $9.40
Number of accumulation units outstanding at end of period                    24,163      18,000        7,474       1,093

                                                                               2004        2003         2002         2001
                                                                               ----        ----         ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45%

AIM V.I. DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.93       $7.34       $10.99      $10.00
AUV at end of period                                                         $10.56       $9.93        $7.34      $10.99
Number of accumulation units outstanding at end of period                 1,001,752   1,009,538       10,729         167
AIM V.I. FINANCIAL SERVICES
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.03       $7.85        $9.36      $10.00
AUV at end of period                                                         $10.74      $10.03        $7.85       $9.36
Number of accumulation units outstanding at end of period                 1,127,010   1,345,964       40,080       9,779
AIM V.I. GROWTH
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.05       $7.02       $10.33      $10.00
AUV at end of period                                                          $9.63       $9.05        $7.02      $10.33
Number of accumulation units outstanding at end of period                   113,125     110,375       15,898           0
AIM V.I. HEALTH SCIENCES
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.63       $7.65       $10.27      $10.00
AUV at end of period                                                         $10.21       $9.63        $7.65      $10.27
Number of accumulation units outstanding at end of period                 1,766,407   1,881,172       44,853      11,674
AIM V.I. LEISURE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.70       $8.44       $10.00
AUV at end of period                                                         $11.95      $10.70        $8.44
Number of accumulation units outstanding at end of period                   840,926     567,796        4,265
AIM V.I. UTILITIES
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.37       $6.36        $8.11      $10.00
AUV at end of period                                                          $8.97       $7.37        $6.36       $8.11
Number of accumulation units outstanding at end of period                 1,551,699     588,433       33,452      17,385
ALLIANCEBERNSTEIN GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.57       $7.35        $9.59      $10.00
AUV at end of period                                                         $10.49       $9.57        $7.35       $9.59
Number of accumulation units outstanding at end of period                   356,602     300,083      187,968      47,693
ALLIANCEBERNSTEIN PREMIER GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.92       $6.52        $9.56      $10.00
AUV at end of period                                                          $8.46       $7.92        $6.52       $9.56
Number of accumulation units outstanding at end of period                    78,431      65,124       48,076      20,008

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ALLIANCEBERNSTEIN VALUE
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.88       $8.60       $10.02       $10.00
AUV at end of period                                                         $12.16      $10.88        $8.60       $10.02
Number of accumulation units outstanding at end of period                   158,976     151,387       69,918       10,643
FIDELITY VIP CONTRAFUND
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.92       $8.64        $9.70       $10.00
AUV at end of period                                                         $12.39      $10.92        $8.64        $9.70
Number of accumulation units outstanding at end of period                   714,836     364,622      141,706       23,738
FIDELITY VIP EQUITY - INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.03       $7.83        $9.59       $10.00
AUV at end of period                                                         $11.00      $10.03        $7.83        $9.59
Number of accumulation units outstanding at end of period                 3,518,649   2,445,416      178,215       99,509
FIDELITY VIP GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.32       $6.37        $9.27       $10.00
AUV at end of period                                                          $8.45       $8.32        $6.37        $9.27
Number of accumulation units outstanding at end of period                 4,695,878   3,789,443      156,999       21,879
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.77      $10.00
AUV at end of period                                                         $11.88      $10.77
Number of accumulation units outstanding at end of period                10,547,830   1,864,132
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.99      $10.00
AUV at end of period                                                         $11.89      $10.99
Number of accumulation units outstanding at end of period                 8,147,136   1,348,350
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.62      $10.00
AUV at end of period                                                         $13.58      $11.62
Number of accumulation units outstanding at end of period                 3,292,334     641,852
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during July 2001)
AUV at beginning of period                                                   $18.41      $14.91       $18.25       $19.14
AUV at end of period                                                         $20.84      $18.41       $14.91       $18.25
Number of accumulation units outstanding at end of period                 1,272,573   1,303,905       13,323        4,264
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.67
AUV at end of period                                                          $9.90
Number of accumulation units outstanding at end of period                   347,886
ING EVERGREEN OMEGA
(Fund first available during August 2004)
AUV at beginning of period                                                    $9.31
AUV at end of period                                                          10.48
Number of accumulation units outstanding at end of period                    67,584
ING GET FUND - SERIES U
(Fund first available during December 2002)
AUV at beginning of period                                                   $10.54      $10.00       $10.00
AUV at end of period                                                         $10.69      $10.54       $10.00
Number of accumulation units outstanding at end of period                 3,092,491   3,652,785       36,167
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                    $9.73      $10.00
AUV at end of period                                                          $9.76       $9.73
Number of accumulation units outstanding at end of period                 6,415,940   9,202,842
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                   $10.25      $10.00
AUV at end of period                                                         $10.40      $10.25
Number of accumulation units outstanding at end of period                 4,709,706   6,174,490

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.03      $10.00
AUV at end of period                                                         $10.20      $10.03
Number of accumulation units outstanding at end of period                 2,488,811   4,356,517
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.00      $10.00
AUV at end of period                                                          $9.93      $10.00
Number of accumulation units outstanding at end of period                 4,442,262     244,153
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during March 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.37
Number of accumulation units outstanding at end of period                 1,927,672
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.47
Number of accumulation units outstanding at end of period                 1,213,976
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during September 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.07
Number of accumulation units outstanding at end of period                 1,895,355
ING GET U.S. CORE PORTFOLIO - SERIES 7
(Fund first available during December 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.00
Number of accumulation units outstanding at end of period                    87,840
ING JANUS SPECIAL EQUITY
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.60
AUV at end of period                                                         $11.48
Number of accumulation units outstanding at end of period                 1,253,308
ING JP MORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.87      $10.00
AUV at end of period                                                         $13.88      $11.87
Number of accumulation units outstanding at end of period                   659,600      77,955
ING JP MORGAN MID CAP VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                   $11.74       $9.16       $10.00
AUV at end of period                                                         $13.95      $11.74        $9.16
Number of accumulation units outstanding at end of period                   248,264     108,853       12,516
ING JP MORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.37       $7.84       $10.00
AUV at end of period                                                         $13.63      $10.37        $7.84
Number of accumulation units outstanding at end of period                 2,268,707   1,251,726       11,544
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.63       $8.22       $10.00
AUV at end of period                                                         $12.35      $10.63        $8.22
Number of accumulation units outstanding at end of period                 2,654,772     502,551        1,123
ING LEGG MASON VALUE
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.50       $7.04        $8.87        $9.25
AUV at end of period                                                          $9.54       $8.50        $7.04        $8.87
Number of accumulation units outstanding at end of period                 5,139,893   4,499,898      167,273       62,913
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during July 2004)
AUV at beginning of period                                                    $9.99
AUV at end of period                                                         $11.26
Number of accumulation units outstanding at end of period                 2,380,908

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING LIFESTYLE GROWTH
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.22
AUV at end of period                                                         $11.14
Number of accumulation units outstanding at end of period                 5,042,206
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.74
AUV at end of period                                                         $10.96
Number of accumulation units outstanding at end of period                 4,315,877
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.84
AUV at end of period                                                         $10.82
Number of accumulation units outstanding at end of period                 2,025,448
ING LIQUID ASSETS
(Fund first available during July 2001)
AUV at beginning of period                                                   $15.60      $15.71       $15.71      $15.62
AUV at end of period                                                         $15.51      $15.60       $15.71      $15.71
Number of accumulation units outstanding at end of period                 6,868,172   9,522,307      379,647     116,590
ING MARSICO GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.02
AUV at end of period                                                         $11.21
Number of accumulation units outstanding at end of period                 6,723,135
ING MFS CAPITAL OPPORTUNITIES
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.74       $6.13        $8.91      $10.00
AUV at end of period                                                          $8.61       $7.74        $6.13       $8.91
Number of accumulation units outstanding at end of period                    80,037      82,473       51,743      18,641
ING MFS TOTAL RETURN
(Fund first available during July 2001)
AUV at beginning of period                                                   $22.03      $19.15       $20.47      $20.50
AUV at end of period                                                         $24.12      $22.03       $19.15      $20.47
Number of accumulation units outstanding at end of period                 7,209,493   6,645,212      129,465      41,845
ING OPPENHEIMER GLOBAL
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.79       $8.31       $10.00
AUV at end of period                                                         $12.23      $10.79        $8.31
Number of accumulation units outstanding at end of period                    46,493      30,149        4,798
ING OPPENHEIMER MAIN STREET
(Fund first available during July 2001)
AUV at beginning of period                                                   $18.50      $15.07       $20.35      $22.03
AUV at end of period                                                         $20.58      $18.50       $15.07      $20.35
Number of accumulation units outstanding at end of period                 2,649,538   2,836,831       45,515       7,932
ING PIMCO CORE BOND
(Fund first available during July 2001)
AUV at beginning of period                                                   $13.06      $12.65       $11.81      $11.40
AUV at end of period                                                         $13.50      $13.06       $12.65      $11.81
Number of accumulation units outstanding at end of period                 7,272,611   6,415,052      410,567     169,854
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.82
Number of accumulation units outstanding at end of period                 8,744,441
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.81      $10.00
AUV at end of period                                                         $11.66      $10.81
Number of accumulation units outstanding at end of period                 1,431,091     192,028
ING SALOMON BROTHERS ALL CAP
(Fund first available during December 2003)
AUV at beginning of period                                                   $11.15      $10.00
AUV at end of period                                                         $11.85      $11.15
Number of accumulation units outstanding at end of period                 5,611,904   5,835,012

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING SALOMON BROTHERS INVESTORS
(Fund first available during December 2003)
AUV at beginning of period                                                   $11.11      $10.00
AUV at end of period                                                         $12.03      $11.11
Number of accumulation units outstanding at end of period                 2,121,046   2,060,651
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.05
AUV at end of period                                                         $11.18
Number of accumulation units outstanding at end of period                 4,592,038
ING UBS U.S. BALANCED
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.03
AUV at end of period                                                         $10.92
Number of accumulation units outstanding at end of period                 1,750,578
ING UBS U.S. LARGE CAP EQUITY
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.87
AUV at end of period                                                         $11.17
Number of accumulation units outstanding at end of period                    13,294
ING VAN KAMPEN COMSTOCK
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.60       $8.30       $10.00
AUV at end of period                                                         $12.20      $10.60        $8.30
Number of accumulation units outstanding at end of period                   314,712     128,209        5,134
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.06
AUV at end of period                                                         $13.90
Number of accumulation units outstanding at end of period                 1,897,527
ING VP CONVERTIBLE
(Fund first available during July 2001)
AUV at beginning of period                                                   $12.05       $9.63       $10.50      $10.00
AUV at end of period                                                         $12.80      $12.05        $9.63      $10.50
Number of accumulation units outstanding at end of period                   130,832      66,419       24,891       2,059
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.88
AUV at end of period                                                         $11.09
Number of accumulation units outstanding at end of period                   196,570
ING VP INDEX PLUS LARGECAP
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.97       $7.23        $9.38       $10.00
AUV at end of period                                                          $9.74       $8.97        $7.23        $9.38
Number of accumulation units outstanding at end of period                 2,210,160   1,239,109      224,198       27,002
ING VP INDEX PLUS MIDCAP
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.13       $8.55        $9.89      $10.00
AUV at end of period                                                         $12.76      $11.13        $8.55       $9.89
Number of accumulation units outstanding at end of period                 1,090,890     317,218      177,259      14,893
ING VP INDEX PLUS SMALLCAP
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.53       $8.61       $10.09       $10.00
AUV at end of period                                                         $13.83      $11.53        $8.61       $10.09
Number of accumulation units outstanding at end of period                   892,876     255,326      119,408       28,552
ING VP LARGECAP GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.08       $6.16        $9.59      $10.00
AUV at end of period                                                          $8.98       $8.08        $6.16       $9.59
Number of accumulation units outstanding at end of period                    42,157      54,784       41,754      19,732
ING VP MAGNACAP
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.14       $7.10        $9.35       $9.61
AUV at end of period                                                          $9.81       $9.14        $7.10       $9.35
Number of accumulation units outstanding at end of period                   715,915     647,836       19,502         870

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING VP VALUE OPPORTUNITY
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.04       $6.57        $9.02      $10.00
AUV at end of period                                                          $8.70       $8.04        $6.57       $9.02
Number of accumulation units outstanding at end of period                    72,310      64,239       32,953      10,936
ING VP WORLDWIDE GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $6.62       $5.20        $7.02       $7.52
AUV at end of period                                                          $7.14       $6.62        $5.20       $7.02
Number of accumulation units outstanding at end of period                 1,385,809   1,303,851       25,910       3,087
JANUS ASPEN SERIES WORLDWIDE GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.36       $6.86        $9.36      $10.00
AUV at end of period                                                          $8.61       $8.36        $6.86       $9.36
Number of accumulation units outstanding at end of period                   147,539     158,767      150,851      57,358
JENNISON PORTFOLIO
(Fund first available during July 2001)
AUV at beginning of period                                                    $5.45       $4.27        $6.29       $6.56
AUV at end of period                                                          $5.87       $5.45        $4.27       $6.29
Number of accumulation units outstanding at end of period                 1,777,353   1,748,111       35,941       6,637
PIONEER FUND VCT
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.08       $7.47        $9.38      $10.00
AUV at end of period                                                          $9.93       $9.08        $7.47       $9.38
Number of accumulation units outstanding at end of period                 1,143,521     884,740       47,949       9,143
PIONEER SMALL COMPANY VCT
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.66       $7.83        $9.59      $10.00
AUV at end of period                                                         $10.77       $9.66        $7.83       $9.59
Number of accumulation units outstanding at end of period                   144,822     171,771      122,886      26,083
PROFUND VP BULL
(Fund first available during August 2003)
AUV at beginning of period                                                    $8.24      $10.00
AUV at end of period                                                          $8.84       $8.24
Number of accumulation units outstanding at end of period                 3,671,891   3,673,934
PROFUND VP EUROPE 30
(Fund first available during December 2003)
AUV at beginning of period                                                    $8.27      $10.00
AUV at end of period                                                          $9.31       $8.27
Number of accumulation units outstanding at end of period                   795,586     786,491
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                    $9.36      $10.00
AUV at end of period                                                          $8.22       $9.36
Number of accumulation units outstanding at end of period                 1,079,664     214,510
PROFUND VP SMALL CAP
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.14      $10.00
AUV at end of period                                                         $11.66      $10.14
Number of accumulation units outstanding at end of period                 2,889,878   3,015,456
PUTNAM VT DISCOVERY GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.90       $6.07        $8.75      $10.00
AUV at end of period                                                          $8.38       $7.90        $6.07       $8.75
Number of accumulation units outstanding at end of period                   120,296     133,599       96,272      26,613
PUTNAM VT GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.50       $7.56        $9.47      $10.00
AUV at end of period                                                         $10.40       $9.50        $7.56       $9.47
Number of accumulation units outstanding at end of period                   113,817     133,373       71,499       8,319
PUTNAM VT INTERNATIONAL GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.93       $8.04        $9.46      $10.00
AUV at end of period                                                         $13.03      $10.93        $8.04       $9.46
Number of accumulation units outstanding at end of period                    66,282     108,390       94,101      20,019

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $5.64       $4.11        $5.41       $5.97
AUV at end of period                                                          $6.45       $5.64        $4.11       $5.41
Number of accumulation units outstanding at end of period                 2,972,391   2,035,467       13,714       1,922
UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.96       $7.14        $9.40      $10.00
AUV at end of period                                                          $9.74       $8.96        $7.14       $9.40
Number of accumulation units outstanding at end of period                   141,271     150,937       58,960      16,438

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75%

AIM V.I. DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.86       $7.31       $10.99      $10.00
AUV at end of period                                                          $10.46      $9.86        $7.31      $10.99
Number of accumulation units outstanding at end of period                    321,989    336,417        4,183           0
AIM V.I. FINANCIAL SERVICES
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.95       $7.82        $9.35      $10.00
AUV at end of period                                                          $10.63      $9.95        $7.82       $9.35
Number of accumulation units outstanding at end of period                    301,035    301,666       39,579      17,709
AIM V.I. GROWTH
(Fund first available during November 2001)
AUV at beginning of period                                                    $8.99       $6.99       $10.33      $10.00
AUV at end of period                                                           $9.54      $8.99        $6.99      $10.33
Number of accumulation units outstanding at end of period                     39,152     38,657       34,050      34,765
AIM V.I. HEALTH SCIENCES
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.56       $7.61       $10.25      $10.00
AUV at end of period                                                          $10.10      $9.56        $7.61      $10.25
Number of accumulation units outstanding at end of period                    513,581    527,172       46,036      13,222
AIM V.I. LEISURE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.64       $8.42       $10.00
AUV at end of period                                                          $11.86     $10.64        $8.42
Number of accumulation units outstanding at end of period                    255,487    231,095        1,328
AIM V.I. UTILITIES
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.31       $6.34        $8.09      $10.00
AUV at end of period                                                           $8.88      $7.31        $6.34       $8.09
Number of accumulation units outstanding at end of period                    372,562    249,623        8,962       1,036
ALLIANCEBERNSTEIN GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.50       $7.32        $9.58      $10.00
AUV at end of period                                                          $10.38      $9.50        $7.32       $9.58
Number of accumulation units outstanding at end of period                    226,810    184,161      110,199      55,989
ALLIANCEBERNSTEIN PREMIER GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.86       $6.49        $9.55      $10.00
AUV at end of period                                                           $8.37      $7.86        $6.49       $9.55
Number of accumulation units outstanding at end of period                     85,751     81,241       63,674      27,531
ALLIANCEBERNSTEIN VALUE
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.80       $8.56       $10.01      $10.00
AUV at end of period                                                          $12.03     $10.80        $8.56      $10.01
Number of accumulation units outstanding at end of period                    154,135    147,991       71,483      17,505
FIDELITY VIP CONTRAFUND
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.84       $8.61        $9.69      $10.00
AUV at end of period                                                          $12.26     $10.84        $8.61       $9.69
Number of accumulation units outstanding at end of period                    319,740    210,166       80,927      34,448

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
FIDELITY VIP EQUITY - INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.96       $7.79        $9.57      $10.00
AUV at end of period                                                         $10.88       $9.96        $7.79       $9.57
Number of accumulation units outstanding at end of period                 1,163,703     987,940      140,604      39,753
FIDELITY VIP GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.26       $6.34        $9.26      $10.00
AUV at end of period                                                          $8.36       $8.26        $6.34       $9.26
Number of accumulation units outstanding at end of period                 1,179,778   1,008,677       74,614      16,676
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.76      $10.00
AUV at end of period                                                         $11.83      $10.76
Number of accumulation units outstanding at end of period                 2,291,803     726,382
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.98      $10.00
AUV at end of period                                                         $11.84      $10.98
Number of accumulation units outstanding at end of period                 1,977,456     542,973
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.60      $10.00
AUV at end of period                                                         $13.53      $11.60
Number of accumulation units outstanding at end of period                   865,696     208,539
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during July 2001)
AUV at beginning of period                                                   $17.91      $14.56       $17.86      $18.77
AUV at end of period                                                         $20.22      $17.91       $14.56      $17.86
Number of accumulation units outstanding at end of period                   380,049     406,394        7,149         644
ING EVERGREEN HEALTH SCIENCES
(Fund first available during July 2004)
AUV at beginning of period                                                    $8.93
AUV at end of period                                                          $9.88
Number of accumulation units outstanding at end of period                    78,661
ING EVERGREEN OMEGA
(Fund first available during October 2004)
AUV at beginning of period                                                    $9.34
AUV at end of period                                                         $10.46
Number of accumulation units outstanding at end of period                     4,715
ING GET FUND - SERIES U
(Fund first available during December 2002)
AUV at beginning of period                                                   $10.51      $10.00       $10.00
AUV at end of period                                                         $10.62      $10.51       $10.00
Number of accumulation units outstanding at end of period                 1,542,297   1,761,982        8,169
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                    $9.70      $10.00
AUV at end of period                                                          $9.71       $9.70
Number of accumulation units outstanding at end of period                 3,367,671   4,476,244
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                   $10.23      $10.00
AUV at end of period                                                         $10.35      $10.23
Number of accumulation units outstanding at end of period                 1,781,851   2,469,139
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.02      $10.00
AUV at end of period                                                         $10.16      $10.02
Number of accumulation units outstanding at end of period                 1,379,892   2,272,395
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.00      $10.00
AUV at end of period                                                          $9.90      $10.00
Number of accumulation units outstanding at end of period                 1,468,124      35,821

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during March 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.34
Number of accumulation units outstanding at end of period                   718,630
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.45
Number of accumulation units outstanding at end of period                   642,995
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during September 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.06
Number of accumulation units outstanding at end of period                   740,976
ING GET U.S. CORE PORTFOLIO - SERIES 7
(Fund first available during December 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.00
Number of accumulation units outstanding at end of period                    24,034
ING JANUS SPECIAL EQUITY
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.65
AUV at end of period                                                         $11.45
Number of accumulation units outstanding at end of period                   293,821
ING JP MORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.86      $10.00
AUV at end of period                                                         $13.83      $11.86
Number of accumulation units outstanding at end of period                    95,182      25,758
ING JP MORGAN MID CAP VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                   $11.68       $9.14       $10.00
AUV at end of period                                                         $13.83      $11.68        $9.14
Number of accumulation units outstanding at end of period                   189,608      65,061        6,147
ING JP MORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.32       $7.83       $10.00
AUV at end of period                                                         $13.63      $10.32        $7.83
Number of accumulation units outstanding at end of period                   434,570     299,555        2,705
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.58       $8.21       $10.00
AUV at end of period                                                         $12.25      $10.58        $8.21
Number of accumulation units outstanding at end of period                   330,064     172,289          806
ING LEGG MASON VALUE
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.42       $6.99        $8.83       $9.23
AUV at end of period                                                          $9.42       $8.42        $6.99       $8.83
Number of accumulation units outstanding at end of period                 2,049,535   2,197,627       75,160      35,491
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during September 2004)
AUV at beginning of period                                                    $9.95
AUV at end of period                                                         $11.24
Number of accumulation units outstanding at end of period                   175,365
ING LIFESTYLE GROWTH
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.10
AUV at end of period                                                         $11.12
Number of accumulation units outstanding at end of period                   890,382
ING LIFESTYLE MODERATE GROWTH
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.03
AUV at end of period                                                         $10.94
Number of accumulation units outstanding at end of period                   659,396

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING LIFESTYLE MODERATE
(Fund first available during August 2004)
AUV at beginning of period                                                    $9.97
AUV at end of period                                                         $10.80
Number of accumulation units outstanding at end of period                   640,990
ING LIQUID ASSETS
(Fund first available during July 2001)
AUV at beginning of period                                                   $14.90      $15.05       $15.11      $15.04
AUV at end of period                                                         $14.78      $14.90       $15.05      $15.11
Number of accumulation units outstanding at end of period                 1,213,060   1,545,927      116,034      20,175
ING MARSICO GROWTH
(Fund first available during October 2004)
AUV at beginning of period                                                   $10.08
AUV at end of period                                                         $11.18
Number of accumulation units outstanding at end of period                 1,545,306
ING MFS CAPITAL OPPORTUNITIES
(Fund first available during July 2001
AUV at beginning of period                                                    $7.68       $6.10        $8.89      $10.00
AUV at end of period                                                          $8.52       $7.68        $6.10       $8.89
Number of accumulation units outstanding at end of period                    44,868      47,044       45,652      39,763
ING MFS TOTAL RETURN
(Fund first available during July 2001)
AUV at beginning of period                                                   $21.42      $18.67       $20.03      $20.08
AUV at end of period                                                         $23.38      $21.42       $18.67      $20.03
Number of accumulation units outstanding at end of period                 2,918,631   2,962,240      136,882      43,752
ING OPPENHEIMER GLOBAL
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.74       $8.29       $10.00
AUV at end of period                                                         $12.13      $10.74        $8.29
Number of accumulation units outstanding at end of period                    25,934      16,831          295
ING OPPENHEIMER MAIN STREET
(Fund first available during July 2001)
AUV at beginning of period                                                   $17.99      $14.69       $19.91      $21.58
AUV at end of period                                                         $19.95      $17.99       $14.69      $19.91
Number of accumulation units outstanding at end of period                   900,648     978,846       25,548       9,494
ING PIMCO CORE BOND
(Fund first available during July 2001)
AUV at beginning of period                                                   $12.70      $12.34       $11.55      $11.17
AUV at end of period                                                         $13.08      $12.70       $12.34      $11.55
Number of accumulation units outstanding at end of period                 2,353,927   2,257,025      238,795     111,130
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.79
Number of accumulation units outstanding at end of period                 2,556,237
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.80      $10.00
AUV at end of period                                                         $11.61      $10.80
Number of accumulation units outstanding at end of period                   179,814      51,221
ING SALOMON BROTHERS ALL CAP
(Fund first available during December 2003)
AUV at beginning of period                                                   $11.14      $10.00
AUV at end of period                                                         $11.80      $11.14
Number of accumulation units outstanding at end of period                 1,702,549   1,812,621
ING SALOMON BROTHERS INVESTORS
(Fund first available during December 2003)
AUV at beginning of period                                                   $11.10      $10.00
AUV at end of period                                                         $11.98      $11.10
Number of accumulation units outstanding at end of period                   625,795     676,868
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.07
AUV at end of period                                                         $11.16
Number of accumulation units outstanding at end of period                 1,402,760

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING UBS U.S. BALANCED
(Fund first available during October 2004)
AUV at beginning of period                                                   $10.15
AUV at end of period                                                         $10.90
Number of accumulation units outstanding at end of period                   585,742
ING VAN KAMPEN COMSTOCK
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.55       $8.28       $10.00
AUV at end of period                                                         $12.10      $10.55        $8.28
Number of accumulation units outstanding at end of period                   733,524     589,925        6,396
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.68
AUV at end of period                                                         $13.87
Number of accumulation units outstanding at end of period                   463,695
ING VP CONVERTIBLE
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.96       $9.59       $10.48      $10.00
AUV at end of period                                                         $12.66      $11.96        $9.59      $10.48
Number of accumulation units outstanding at end of period                    92,067      65,753       16,097       2,910
ING VP FINANCIAL SERVICES
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.23
AUV at end of period                                                         $11.07
Number of accumulation units outstanding at end of period                    17,577
ING VP INDEX PLUS LARGECAP
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.90       $7.20        $9.36      $10.00
AUV at end of period                                                          $9.64       $8.90        $7.20       $9.36
Number of accumulation units outstanding at end of period                   548,608     275,705       35,518       6,121
ING VP INDEX PLUS MIDCAP
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.04       $8.51        $9.87      $10.00
AUV at end of period                                                         $12.62      $11.04        $8.51       $9.87
Number of accumulation units outstanding at end of period                   430,312     189,683       94,503      23,562
ING VP INDEX PLUS SMALLCAP
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.44       $8.57       $10.07      $10.00
AUV at end of period                                                         $13.68      $11.44        $8.57      $10.07
Number of accumulation units outstanding at end of period                   345,339     128,264       50,587       7,282
ING VP LARGECAP GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.02       $6.14        $9.58      $10.00
AUV at end of period                                                          $8.88       $8.02        $6.14       $9.58
Number of accumulation units outstanding at end of period                    25,135      27,054       42,844      19,228
ING VP MAGNACAP
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.06       $7.06        $9.33       $9.60
AUV at end of period                                                          $9.70       $9.06        $7.06       $9.33
Number of accumulation units outstanding at end of period                   179,667     198,861        6,930           0
ING VP VALUE OPPORTUNITY
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.98       $6.54        $9.01      $10.00
AUV at end of period                                                          $8.61       $7.98        $6.54       $9.01
Number of accumulation units outstanding at end of period                    53,133      34,458       28,742      15,562
ING VP WORLDWIDE GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $6.54       $5.16        $6.98       $7.49
AUV at end of period                                                          $7.04       $6.54        $5.16       $6.98
Number of accumulation units outstanding at end of period                   544,652     571,723       20,897       7,572
JANUS ASPEN SERIES WORLDWIDE GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.29       $6.83        $9.35      $10.00
AUV at end of period                                                          $8.52       $8.29        $6.83       $9.35
Number of accumulation units outstanding at end of period                    66,030      77,331       65,555      13,913

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
JENNISON PORTFOLIO
(Fund first available during July 2001)
AUV at beginning of period                                                    $5.39       $4.23        $6.26       $6.54
AUV at end of period                                                          $5.78       $5.39        $4.23       $6.26
Number of accumulation units outstanding at end of period                   784,443     781,985       37,136      13,956
PIONEER FUND VCT
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.01       $7.43        $9.37      $10.00
AUV at end of period                                                          $9.82       $9.01        $7.43       $9.37
Number of accumulation units outstanding at end of period                   371,460     372,465       50,246      19,587
PIONEER SMALL COMPANY VCT
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.58       $7.80        $9.58      $10.00
AUV at end of period                                                         $10.66       $9.58        $7.80       $9.58
Number of accumulation units outstanding at end of period                    73,954      72,200       57,106      18,598
PROFUND VP BULL
(Fund first available during August 2003)
AUV at beginning of period                                                    $8.18      $10.00
AUV at end of period                                                          $8.74       $8.18
Number of accumulation units outstanding at end of period                   518,311     467,546
PROFUND VP EUROPE 30
(Fund first available during December 2003)
AUV at beginning of period                                                    $8.20      $10.00
AUV at end of period                                                          $9.21       $8.20
Number of accumulation units outstanding at end of period                   140,140     190,714
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                    $9.35      $10.00
AUV at end of period                                                          $8.19       $9.35
Number of accumulation units outstanding at end of period                   282,310      74,879
PROFUND VP SMALL CAP
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.05      $10.00
AUV at end of period                                                         $11.53      $10.05
Number of accumulation units outstanding at end of period                   317,954     426,723
PUTNAM VT DISCOVERY GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.84       $6.05        $8.74      $10.00
AUV at end of period                                                          $8.29       $7.84        $6.05       $8.74
Number of accumulation units outstanding at end of period                    45,441      49,450       38,340       4,333
PUTNAM VT GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.43       $7.53        $9.46      $10.00
AUV at end of period                                                         $10.29       $9.43        $7.53       $9.46
Number of accumulation units outstanding at end of period                    50,674      54,143       50,353       9,657
PUTNAM VT INTERNATIONAL GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.85       $8.01        $9.45      $10.00
AUV at end of period                                                         $12.89      $10.85        $8.01       $9.45
Number of accumulation units outstanding at end of period                    26,480      29,957       24,314       6,329
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $5.58       $4.08        $5.39       $5.96
AUV at end of period                                                          $6.37       $5.58        $4.08       $5.39
Number of accumulation units outstanding at end of period                   801,197     667,389        4,729         141
UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.89       $7.10        $9.38      $10.00
AUV at end of period                                                          $9.64       $8.89        $7.10       $9.38
Number of accumulation units outstanding at end of period                    53,249      44,488       38,954      24,147

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%

AIM V.I. DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                    $9.83       $7.30       $10.98      $10.00
AUV at end of period                                                         $10.40       $9.83        $7.30      $10.98
Number of accumulation units outstanding at end of period                 1,250,785   1,025,962        7,735         670
AIM V.I. FINANCIAL SERVICES
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.91       $7.80        $9.34      $10.00
AUV at end of period                                                         $10.57       $9.91        $7.80       $9.34
Number of accumulation units outstanding at end of period                   828,642   1,036,218       41,939       4,900
AIM V.I. GROWTH
(Fund first available during November 2001)
AUV at beginning of period                                                    $8.96       $6.98       $10.32      $10.00
AUV at end of period                                                          $9.49       $8.96        $6.98      $10.32
Number of accumulation units outstanding at end of period                    66,839      38,446          798         146
AIM V.I. HEALTH SCIENCES
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.52       $7.59       $10.25      $10.00
AUV at end of period                                                         $10.05       $9.52        $7.59      $10.25
Number of accumulation units outstanding at end of period                 1,521,283   1,604,306       66,228      24,044
AIM V.I. LEISURE
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.61       $8.41       $10.00
AUV at end of period                                                         $11.81      $10.61        $8.41
Number of accumulation units outstanding at end of period                   668,459     510,398            0
AIM V.I. UTILITIES
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.29       $6.32        $8.09      $10.00
AUV at end of period                                                          $8.83       $7.29        $6.32       $8.09
Number of accumulation units outstanding at end of period                 1,554,208     617,033       11,546       6,868
ALLIANCEBERNSTEIN GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.46       $7.30        $9.57      $10.00
AUV at end of period                                                         $10.33       $9.46        $7.30       $9.57
Number of accumulation units outstanding at end of period                   167,058     117,421       49,729      10,312
ALLIANCEBERNSTEIN PREMIER GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.83       $6.47        $9.54      $10.00
AUV at end of period                                                          $8.33       $7.83        $6.47       $9.54
Number of accumulation units outstanding at end of period                    89,807      60,540       13,118       5,206
ALLIANCEBERNSTEIN VALUE
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.76       $8.54       $10.00      $10.00
AUV at end of period                                                         $11.97      $10.76        $8.54      $10.00
Number of accumulation units outstanding at end of period                    91,562      50,671       17,783       5,924
FIDELITY VIP CONTRAFUND
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.80       $8.59        $9.68      $10.00
AUV at end of period                                                         $12.20      $10.80        $8.59       $9.68
Number of accumulation units outstanding at end of period                   117,473      73,653       26,329       8,281
FIDELITY VIP EQUITY - INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.92       $7.78        $9.57      $10.00
AUV at end of period                                                         $10.82       $9.92        $7.78       $9.57
Number of accumulation units outstanding at end of period                 3,034,707   1,794,730       24,657       9,493
FIDELITY VIP GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.22       $6.32        $9.25      $10.00
AUV at end of period                                                          $8.32       $8.22        $6.32       $9.25
Number of accumulation units outstanding at end of period                 4,872,159   3,360,732       53,634       8,648
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.75      $10.00
AUV at end of period                                                         $11.80      $10.75
Number of accumulation units outstanding at end of period                12,085,363   1,785,979

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.97      $10.00
AUV at end of period                                                         $11.82      $10.97
Number of accumulation units outstanding at end of period                 9,395,072   1,387,064
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.60      $10.00
AUV at end of period                                                         $13.50      $11.60
Number of accumulation units outstanding at end of period                 3,432,847     564,361
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during July 2001)
AUV at beginning of period                                                   $17.67      $14.38       $17.67      $18.58
AUV at end of period                                                         $19.91      $17.67       $14.38      $17.67
Number of accumulation units outstanding at end of period                 1,083,314   1,029,028        7,163         157
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.95
AUV at end of period                                                          $9.87
Number of accumulation units outstanding at end of period                   592,804
ING EVERGREEN OMEGA
(Fund first available during December 2004)
AUV at beginning of period                                                   $10.48
AUV at end of period                                                         $10.45
Number of accumulation units outstanding at end of period                    45,863
ING GET FUND - SERIES U
(Fund first available during December 2002)
AUV at beginning of period                                                   $10.49       $9.99       $10.00
AUV at end of period                                                         $10.59      $10.49        $9.99
Number of accumulation units outstanding at end of period                   996,792   1,198,705            0
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                    $9.69      $10.00
AUV at end of period                                                          $9.68       $9.69
Number of accumulation units outstanding at end of period                 1,882,163   2,639,551
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                   $10.22      $10.00
AUV at end of period                                                         $10.32      $10.22
Number of accumulation units outstanding at end of period                 1,605,331   2,278,146
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.02      $10.00
AUV at end of period                                                         $10.14      $10.02
Number of accumulation units outstanding at end of period                   927,441   1,473,980
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during December 2003)
AUV at beginning of period                                                    $9.99      $10.00
AUV at end of period                                                          $9.89       $9.99
Number of accumulation units outstanding at end of period                 1,215,022     113,971
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during March 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.33
Number of accumulation units outstanding at end of period                   398,107
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.44
Number of accumulation units outstanding at end of period                   182,908
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during September 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.06
Number of accumulation units outstanding at end of period                   623,967

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING JANUS SPECAL EQUITY
(Fund first available during October 2004)
AUV at beginning of period                                                   $10.31
AUV at end of period                                                         $11.44
Number of accumulation units outstanding at end of period                 1,251,267
ING JP MORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                   $11.85      $10.00
AUV at end of period                                                         $13.80      $11.85
Number of accumulation units outstanding at end of period                   725,812     104,296
ING JP MORGAN MID CAP VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                   $11.65       $9.13       $10.00
AUV at end of period                                                         $13.78      $11.65        $9.13
Number of accumulation units outstanding at end of period                   143,912      82,437        2,029
ING JP MORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.30       $7.82       $10.00
AUV at end of period                                                         $13.63      $10.30        $7.82
Number of accumulation units outstanding at end of period                 2,099,655   1,006,794        2,735
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.55       $8.20       $10.00
AUV at end of period                                                         $12.20      $10.55        $8.20
Number of accumulation units outstanding at end of period                 3,062,604     582,823        2,717
ING LEGG MASON VALUE
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.38       $6.97        $8.82       $9.22
AUV at end of period                                                          $9.36       $8.38        $6.97       $8.82
Number of accumulation units outstanding at end of period                 4,964,766   4,168,723       38,567      19,211
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.60
AUV at end of period                                                         $11.22
Number of accumulation units outstanding at end of period                 4,747,062
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.08
AUV at end of period                                                         $11.11
Number of accumulation units outstanding at end of period                 8,321,452
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.77
AUV at end of period                                                         $10.93
Number of accumulation units outstanding at end of period                 7,820,447
ING LIFESTYLE MODERATE
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.09
AUV at end of period                                                         $10.79
Number of accumulation units outstanding at end of period                 3,664,368
ING LIQUID ASSETS
(Fund first available during July 2001)
AUV at beginning of period                                                   $14.57      $14.70       $14.81      $14.76
AUV at end of period                                                         $14.42      $14.57       $14.70      $14.81
Number of accumulation units outstanding at end of period                 5,864,378   5,938,918      130,083      45,601
ING MARSICO GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.69
AUV at end of period                                                         $11.17
Number of accumulation units outstanding at end of period                 5,851,107
ING MFS CAPITAL OPPORTUNITIES
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.65       $6.09        $8.89      $10.00
AUV at end of period                                                          $8.47       $7.65        $6.09       $8.89
Number of accumulation units outstanding at end of period                    52,656      57,505       27,828       5,621

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING MFS TOTAL RETURN
(Fund first available during July 2001)
AUV at beginning of period                                                   $21.12      $18.44       $19.81      $19.87
AUV at end of period                                                         $23.02      $21.12       $18.44      $19.81
Number of accumulation units outstanding at end of period                 6,519,914   5,686,198       58,555       8,837
ING OPPENHEIMER GLOBAL
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.71       $8.28       $10.00
AUV at end of period                                                         $12.09      $10.71        $8.28
Number of accumulation units outstanding at end of period                    19,568      16,760          193
ING OPPENHEIMER MAIN STREET
(Fund first available during July 2001)
AUV at beginning of period                                                   $17.73      $14.51       $19.69      $21.36
AUV at end of period                                                         $19.64      $17.73       $14.51      $19.69
Number of accumulation units outstanding at end of period                 2,260,629   2,258,725       15,015       1,674
ING PIMCO CORE BOND
(Fund first available during July 2001)
AUV at beginning of period                                                   $12.52      $12.18       $11.43      $11.05
AUV at end of period                                                         $12.88      $12.52       $12.18      $11.43
Number of accumulation units outstanding at end of period                 6,098,052   5,824,732      280,008      20,362
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.00
AUV at end of period                                                         $10.78
Number of accumulation units outstanding at end of period                 8,122,576
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                   $10.80      $10.00
AUV at end of period                                                         $11.59      $10.80
Number of accumulation units outstanding at end of period                 1,947,332     291,189
ING SALOMON BROTHERS ALL CAP
(Fund first available during December 2003)
AUV at beginning of period                                                   $11.13      $10.00
AUV at end of period                                                         $11.77      $11.13
Number of accumulation units outstanding at end of period                 6,906,094   6,946,527
ING SALOMON BROTHERS INVESTORS
(Fund first available during December 2003)
AUV at beginning of period                                                   $11.09      $10.00
AUV at end of period                                                         $11.96      $11.09
Number of accumulation units outstanding at end of period                 2,375,113   2,433,238
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during July 2004)
AUV at beginning of period                                                   $10.07
AUV at end of period                                                         $11.15
Number of accumulation units outstanding at end of period                 5,039,682
ING UBS U.S. BALANCED
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.86
AUV at end of period                                                         $10.89
Number of accumulation units outstanding at end of period                 2,049,551
ING UBS U.S. LARGE CAP EQUITY
(Fund first available during May 2004)
AUV at beginning of period                                                   $10.01
AUV at end of period                                                         $11.13
Number of accumulation units outstanding at end of period                     2,964
ING VAN KAMPEN COMSTOCK
(Fund first available during May 2002)
AUV at beginning of period                                                   $10.52       $8.27       $10.00
AUV at end of period                                                         $12.05      $10.52        $8.27
Number of accumulation units outstanding at end of period                   177,317      54,491        2,102
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2004)
AUV at beginning of period                                                    $9.70
AUV at end of period                                                         $13.86
Number of accumulation units outstanding at end of period                 1,760,569

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
ING VP CONVERTIBLE
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.92       $9.57       $10.47      $10.00
AUV at end of period                                                         $12.60      $11.92        $9.57      $10.47
Number of accumulation units outstanding at end of period                    40,567       6,964        1,293         415
ING VP FINANCIAL SERVICES
(Fund first available during June 2004)
AUV at beginning of period                                                   $10.12
AUV at end of period                                                         $11.06
Number of accumulation units outstanding at end of period                   212,751
ING VP INDEX PLUS LARGECAP
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.87       $7.18        $9.36      $10.00
AUV at end of period                                                          $9.59       $8.87        $7.18       $9.36
Number of accumulation units outstanding at end of period                 1,954,792     957,662       26,792       4,667
ING VP INDEX PLUS MIDCAP
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.00       $8.49        $9.87      $10.00
AUV at end of period                                                         $12.56      $11.00        $8.49       $9.87
Number of accumulation units outstanding at end of period                   770,708     113,912       97,941       4,408
ING VP INDEX PLUS SMALLCAP
(Fund first available during July 2001)
AUV at beginning of period                                                   $11.40       $8.55       $10.07      $10.00
AUV at end of period                                                         $13.61      $11.40        $8.55      $10.07
Number of accumulation units outstanding at end of period                   711,336     101,972       69,821       5,763
ING VP LARGECAP GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.99       $6.12        $9.57      $10.00
AUV at end of period                                                          $8.84       $7.99        $6.12       $9.57
Number of accumulation units outstanding at end of period                    12,607      18,215       11,188         661
ING VP MAGNACAP
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.03       $7.04        $9.32       $9.60
AUV at end of period                                                          $9.65       $9.03        $7.04       $9.32
Number of accumulation units outstanding at end of period                   375,601     424,572        3,958           0
ING VP VALUE OPPORTUNITY
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.95       $6.52        $9.00      $10.00
AUV at end of period                                                          $8.57       $7.95        $6.52       $9.00
Number of accumulation units outstanding at end of period                    15,744      13,516        7,083       3,112
ING VP WORLDWIDE GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $6.51       $5.14        $6.96       $7.48
AUV at end of period                                                          $6.99       $6.51        $5.14       $6.96
Number of accumulation units outstanding at end of period                 1,550,262   1,506,719        6,583       2,697
JANUS ASPEN SERIES WORLDWIDE GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.26       $6.81        $9.34      $10.00
AUV at end of period                                                          $8.47       $8.26        $6.81       $9.34
Number of accumulation units outstanding at end of period                    61,838      66,885       58,757      12,779
JENNISON PORTFOLIO
(Fund first available during July 2001)
AUV at beginning of period                                                    $5.36       $4.22        $6.24       $6.52
AUV at end of period                                                          $5.74       $5.36        $4.22       $6.24
Number of accumulation units outstanding at end of period                 2,308,768   2,247,327        4,306       1,752
PIONEER FUND VCT
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.98       $7.42        $9.36      $10.00
AUV at end of period                                                          $9.77       $8.98        $7.42       $9.36
Number of accumulation units outstanding at end of period                 1,448,434   1,239,130       19,853       4,340
PIONEER SMALL COMPANY VCT
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.55       $7.78        $9.57      $10.00
AUV at end of period                                                         $10.60       $9.55        $7.78       $9.57
Number of accumulation units outstanding at end of period                    83,496      92,688       50,554      17,291

SD Variable Annuity - 134805

                                                                               2004        2003         2002        2001
                                                                               ----        ----         ----        ----
PROFUND VP BULL
(Fund first available during August 2003)
AUV at beginning of period                                                    $8.14      $10.00
AUV at end of period                                                          $8.69       $8.14
Number of accumulation units outstanding at end of period                 1,940,698   1,278,503
PROFUND VP EUROPE 30
(Fund first available during December 2003)
AUV at beginning of period                                                    $8.17      $10.00
AUV at end of period                                                          $9.16       $8.17
Number of accumulation units outstanding at end of period                   557,626     445,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                    $9.35      $10.00
AUV at end of period                                                          $8.17       $9.35
Number of accumulation units outstanding at end of period                 1,007,799     812,145
PROFUND VP SMALL CAP
(Fund first available during December 2003)
AUV at beginning of period                                                   $10.01      $10.00
AUV at end of period                                                         $11.47      $10.01
Number of accumulation units outstanding at end of period                 1,815,670   1,694,421
PUTNAM VT DISCOVERY GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $7.81       $6.03        $8.73      $10.00
AUV at end of period                                                          $8.24       $7.81        $6.03       $8.73
Number of accumulation units outstanding at end of period                    15,385      20,966       21,457       8,442
PUTNAM VT GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                    $9.39       $7.51        $9.45      $10.00
AUV at end of period                                                         $10.24       $9.39        $7.51       $9.45
Number of accumulation units outstanding at end of period                    23,408      24,360       24,514      11,884
PUTNAM VT INTERNATIONAL GROWTH & INCOME
(Fund first available during July 2001)
AUV at beginning of period                                                   $10.81       $7.99        $9.44      $10.00
AUV at end of period                                                         $12.83      $10.81        $7.99       $9.44
Number of accumulation units outstanding at end of period                    25,628      39,222      101,983       8,360
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during July 2001)
AUV at beginning of period                                                    $5.55       $4.07        $5.37       $5.95
AUV at end of period                                                          $6.33       $5.55        $4.07       $5.37
Number of accumulation units outstanding at end of period                 2,653,603   2,042,525       15,438         466
UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during July 2001)
AUV at beginning of period                                                    $8.86       $7.09        $9.38      $10.00
AUV at end of period                                                          $9.59       $8.86        $7.09       $9.38
Number of accumulation units outstanding at end of period                    30,356      31,626       18,472       4,485

SD Variable Annuity - 134805

                                   APPENDIX V

                              PROJECTED SCHEDULE OF
                     ING GET U.S. CORE PORTFOLIO OFFERINGS*


                                               OFFERING DATES         GUARANTEE DATES
---------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO -- SERIES 8     03/09/05 - 06/07/05     06/08/05 - 06/07/12
---------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO -- SERIES 9     06/08/05 - 09/06/05     09/07/05 - 09/06/12
---------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO -- SERIES 10    09/07/05 - 12/05/05     12/06/05 - 12/05/12
---------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO -- SERIES 11    12/06/05 - 03/01/06     03/02/06 - 02/28/13
---------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO -- SERIES 12    03/02/06 - 05/31/06     06/01/06 - 05/30/13
---------------------------------------------------------------------------------------


      *     Previously known as ING GET Fund.


                                      V-1

SD Variable Annuity - 134805

                                      PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                           SMARTDESIGN VARIABLE ANNUITY

            Deferred Combination Variable and Fixed Annuity Contract

                                    Issued by

                               SEPARATE ACCOUNT B

                                       of

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND

                      STATEMENT OF ADDITIONAL INFORMATION:

                                 APRIL 29, 2005

                                TABLE OF CONTENTS

ITEM                                                                       PAGE

Introduction...................................................................1
Description of ING USA Annuity and Life Insurance Company......................1
Separate Account B of ING USA Annuity and Life Insurance Company...............1
Safekeeping of Assets..........................................................1
The Administrator..............................................................1
Independent Registered Public Accounting Firm..................................1
Distribution of Contracts......................................................1
IRA Partial Withdrawal Option..................................................3
Other Information..............................................................3
Consolidated Financial Statements of ING USA Annuity and
 Life Insurance Company........................................................4
Financial Statements of Separate Account B.....................................4

INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

DESCRIPTION OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2004, ING USA had approximately $2,774.5 million in stockholder's equity and approximately $52.4 billion in total assets, including approximately $25 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. Reliastar Life Insurance Company of New York ("RLNY"), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

SAFEKEEPING OF ASSETS

ING USA acts as its own custodian for Separate Account B.

THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and ING USA became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, an Independent Registered Public Accounting Firm, perform annual audits of ING USA and Separate Account B.

DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2004, 2003 and 2002 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to DSI aggregated $374,955,000, $270,633,000, and $287,208,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $36,570,000 $27,898,000, and $25,914,000, for the years ended 2004, 2003, and 2002, respectively.

PUBLISHED RATINGS

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV

         EXAMPLE 1.

1. AUV, beginning of period                                       $10.00
2. Value of securities, beginning of period                       $10.00
3. Change in value of securities                                   $0.10
4. Gross investment return (3) divided by (2)                       0.01
5. Less daily mortality and expense charge                          0.00004280
6. Less asset based administrative charge                           0.00000411
7. Net investment return (4) minus (5) minus (6)                    0.009953092
8. Net investment factor (1.000000) plus (7)                        1.009953092
9. AUV, end of period (1) multiplied by (8)                       $10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

         EXAMPLE 2.

1. Initial premium payment                                    $1,000
2. AUV on effective date of purchase (see Example 1)          $10.00
3. Number of units purchased (1) divided by (2)                100
4. AUV for valuation date following purchase (see Example 1)  $10.09953092
5. Contract Value in account for valuation date
following purchase (3) multiplied by (4)                      $1,009.95

IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form. ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

CONSOLIDATED FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited consolidated financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Consolidated Financial Statements of ING USA Annuity and Life Insurance
 Company
  Consolidated Income Statements for the years ended December 31, 2004,
   2003 and 2002
  Consolidated Balance Sheets as of December 31, 2004 and 2003
  Consolidated Statements of Changes in Shareholder's Equity for the years ended
   December 31, 2004, 2003 and 2002
  Consolidated Statements of Cash Flows for the years ended December 31, 2004,
   2003 and 2002
Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B
The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Financial Statements of ING USA Annuity and Life Insurance Company
 Separate Account B
  Statement of Assets and Liabilities as of December 31, 2004
  Statement of Operations for the year ended December 31, 2004
  Statements of Changes in Net Assets for the years ended December 31, 2004 and
   2003
 Notes to Financial Statements

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                          Index to Financial Statements


                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm                      C-2

     Financial Statements:

     Statements of Operations for the years ended
         December 31, 2004, 2003 and 2002                                    C-3

     Balance Sheets as of December 31, 2004 and 2003                         C-4

     Statements of Changes in Shareholder's Equity for the years ended
         December 31, 2004, 2003 and 2002                                    C-6

     Statements of Cash Flows for the years ended
         December 31, 2004, 2003 and 2002                                    C-7

Notes to Financial Statements                                                C-9

             Report of Independent Registered Public Accounting Firm



The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2004 and 2003, and the related statements of operations, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING USA Annuity and Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002 and changed the accounting principle for certain non-traditional long duration contracts and for separate accounts effective January 1, 2004.



                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 18, 2005

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                            Statements of Operations
                                  (In millions)



                                                                                  Year ended December 31,
                                                                        2004                2003               2002
                                                                  -----------------   -----------------  -----------------
Revenue:
    Net investment income                                              $ 1,023.9           $   974.6         $    989.3
    Fee income                                                             566.7               397.7              295.7
    Premiums                                                                22.8                26.0               36.8
    Net realized capital gains (losses)                                     57.6               106.9             (196.5)
    Other income                                                             2.8                 3.8               16.3
                                                                  -----------------   -----------------  -----------------
Total revenue                                                            1,673.8             1,509.0            1,141.6
                                                                  -----------------   -----------------  -----------------
Benefits and expenses:
    Interest credited and other benefits to contractowners               1,134.0               925.7              848.0
    Operating expenses                                                     162.6               162.1              155.1
    Amortization of deferred policy acquisition costs
      and value of business acquired                                       186.8               347.9              302.0
    Interest expense                                                        14.6                15.8               16.9
    Other                                                                    2.2                 1.0               (4.1)
                                                                  -----------------   -----------------  -----------------
Total benefits and expenses                                              1,500.2             1,452.5            1,317.9
                                                                  -----------------   -----------------  -----------------
Income (loss) before income taxes and cumulative effect
    of change in accounting principle                                      173.6                56.5             (176.3)
Income tax expense (benefit)                                                80.7                (0.8)             (60.2)
                                                                  -----------------   -----------------  -----------------
Income (loss) before cumulative effect of change
    in accounting principle                                                 92.9                57.3             (116.1)
Cumulative effect of change in accounting
    principle, net of tax                                                   (1.0)                  -           (1,298.4)
                                                                  -----------------   -----------------  -----------------
Net income (loss)                                                      $    91.9           $    57.3         $ (1,414.5)
                                                                  =================   =================  =================


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                                 Balance Sheets
                        (In millions, except share data)



                                                                                                   As of December 31,
                                                                                               2004               2003
                                                                                         -----------------  -----------------
Assets
Investments:
    Fixed maturities, available-for-sale, at fair value (amortized cost of
      $17,045.9 at 2004 and $15,025.0 at 2003)                                             $   17,489.2       $   15,538.7
    Equity securities, available-for-sale, at fair value
      (cost of $34.8 at 2004 and $115.2 at 2003)                                                   35.3              120.2
    Mortgage loans on real estate                                                               3,851.8            3,388.7
    Policy loans                                                                                  169.0              177.1
    Other investments                                                                             228.8               60.8
    Securities pledged (amortized cost of $1,100.5 at 2004 and $555.5 at 2003)                  1,108.6              559.1
                                                                                         -----------------  -----------------
Total investments                                                                              22,882.7           19,844.6
Cash and cash equivalents                                                                         209.0               65.1
Short-term investments under securities loan agreement                                            402.8               22.9
Accrued investment income                                                                         205.8              185.7
Receivable for securities sold                                                                     38.9               11.7
Reinsurance recoverable                                                                         1,388.1              651.9
Deferred policy acquisition costs                                                               1,704.1            1,826.7
Value of business acquired                                                                        112.2              111.5
Sales inducements to contractowners                                                               514.6                  -
Due from affiliates                                                                               184.3              117.7
Deferred income taxes                                                                                 -               19.4
Other assets                                                                                       28.4               20.1
Assets held in separate accounts                                                               24,746.7           18,220.1
                                                                                         -----------------  -----------------
Total assets                                                                               $   52,417.6       $   41,097.4
                                                                                         =================  =================


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                                 Balance Sheets
                        (In millions, except share data)



                                                                                                   As of December 31,
                                                                                               2004               2003
                                                                                         -----------------  -----------------
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves                                                   $ 22,961.0        $ 19,400.5
Notes to affiliates                                                                               435.0              85.0
Due to affiliates                                                                                  43.6              60.7
Payables for securities purchased                                                                  35.9                 -
Payables under securities loan agreement                                                          402.8              22.9
Borrowed money                                                                                    713.4             534.2
Current income taxes                                                                               15.7              19.4
Deferred income taxes                                                                              12.6                 -
Other liabilities                                                                                 276.4             226.6
Liabilities related to separate accounts                                                       24,746.7          18,220.1
                                                                                         -----------------  ----------------
Total liabilities                                                                              49,643.1          38,569.4
                                                                                         -----------------  ----------------
Shareholder's equity
    Common stock (250,000 shares authorized, issued and outstanding;
      $10.00 per share value)                                                                       2.5               2.5
    Additional paid-in capital                                                                  4,041.1           3,811.1
    Accumulated other comprehensive income                                                        112.7             188.1
    Retained earnings (deficit)                                                                (1,381.8)         (1,473.7)
                                                                                         -----------------  ----------------
Total shareholder's equity                                                                      2,774.5           2,528.0
                                                                                         -----------------  ----------------
Total liabilities and shareholder's equity                                                   $ 52,417.6        $ 41,097.4
                                                                                         =================  ================



   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                  Statements of Changes in Shareholder's Equity
                                  (In millions)

                                                                           Accumulated
                                                           Additional         Other          Retained          Total
                                              Common        Paid-In       Comprehensive      Earnings      Shareholder's
                                              Stock         Capital          Income          (Deficit)        Equity
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2001
    Excluding impact of merger                $   2.5      $    780.4       $      3.8       $    31.1       $    817.8
    Impact of merger                                -         2,493.9            (73.8)         (135.2)         2,284.9
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2001
    Including impact of merger                    2.5         3,274.3            (70.0)         (104.1)         3,102.7
    Comprehensive loss:
      Net loss                                      -               -                -        (1,414.5)        (1,414.5)
      Other comprehensive loss
        net of tax:
           Net unrealized gain on
             securities ($202.3 pretax)             -               -            203.2               -            203.2
                                                                                                          ----------------
    Comprehensive loss                                                                                         (1,211.3)
                                                                                                          ----------------
    Contribution of capital                         -           456.3                -               -            456.3
    Other                                           -            (8.2)               -               -             (8.2)
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2002                      2.5         3,722.4            133.2        (1,518.6)         2,339.5
    Comprehensive income:
      Net income                                    -               -                -            57.3             57.3
      Other comprehensive income
        net of tax:
           Net unrealized gain on
             securities ($82.8 pretax)              -               -             54.9               -             54.9
                                                                                                          ----------------
    Comprehensive income                                                                                          112.2
                                                                                                          ----------------
    Dividends paid                                  -               -                -           (12.4)           (12.4)
    Contribution of capital                         -            88.7                -               -             88.7
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2003                      2.5         3,811.1            188.1        (1,473.7)         2,528.0
    Comprehensive income:
      Net income                                                                                  91.9             91.9
      Other comprehensive loss
        net of tax:
           Net unrealized loss on
             securities (($113.9) pretax)                                        (70.5)                           (70.5)
           Minimum pension liability                                              (4.9)                            (4.9)
                                                                                                          ----------------
    Comprehensive income                                                                                           16.5
                                                                                                          ----------------
    Contribution of capital                                     230.0                                             230.0
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2004                  $   2.5      4  4,041.1       $    112.7       $(1,381.8)       $ 2,774.5
                                           ============= =============== ================  ============== ================


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                            Statements of Cash Flows
                                  (In millions)


                                                                                     Year ended December 31,
                                                                            2004              2003              2002
                                                                       ---------------   ---------------   ----------------
Cash Flows from Operating Activities:
    Net income (loss)                                                    $       91.9      $       57.3      $    (1,414.5)
    Adjustments to reconcile net income (loss) to net cash
      provided by operating activities:
        Capitalization of deferred policy acquisition costs                    (688.3)           (396.9)            (469.5)
        Amortization of deferred policy acquisition costs
           and value of business acquired                                       241.0             252.9              210.8
        Net accretion/decretion of discount/premium                             139.6             218.2              173.3
        Future policy benefits, claims reserves, and interest credited          916.7           1,196.8              926.6
        Impairment of goodwill                                                      -                 -            1,314.4
        Provision for deferred income taxes                                      75.5              (1.9)             (43.5)
        Net realized capital (gains) losses                                     (57.3)           (110.0)             151.5
        Depreciation                                                                -                 -                0.2
        Change in:
           Accrued investment income                                            (20.1)              9.3              (45.4)
           Accounts receivables and asset accruals                              (35.5)             (2.4)              (2.3)
           Due to/from affiliates                                               (83.7)            (68.4)              76.4
           Other payables and accruals                                           77.1              73.1             (219.8)
                                                                       ---------------   ---------------   ----------------
Net cash provided by operating activities                                       656.9           1,228.0              658.2
Cash Flows from Investing Activities:
    Proceeds from the sale, maturity, or redemption of:
      Fixed maturities, available-for-sale                                   17,903.6          20,179.8           20,419.3
      Equity securities, available-for-sale                                     106.8              45.7                0.7
      Mortgage loans on real estate originated                                  388.6             561.1              667.6
      Short-term investments                                                  2,854.0          15,364.1            8,638.3
    Acquisition of:
      Fixed maturities, available-for-sale                                  (20,553.5)        (21,223.3)         (24,532.0)
      Equity securities, available-for-sale                                     (20.2)            (16.2)            (144.1)
      Mortgage loans on real estate                                            (856.4)         (1,075.5)            (782.1)
      Short-term investments                                                 (2,860.6)        (15,362.2)          (8,580.9)
    Proceeds from sale of interest in subsidiary                                    -                 -               27.7
    Other investments                                                          (152.9)            (84.0)              74.1
    Other, net                                                                   10.8               2.7               10.8
                                                                       ---------------   ---------------   ----------------
Net cash used in investing activities                                        (3,179.8)         (1,607.8)          (4,200.6)


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                            Statements of Cash Flows
                                  (In millions)


                                                                                     Year ended December 31,
                                                                            2004              2003              2002
                                                                       ---------------   ---------------   ----------------
Cash Flows from Financing Activities:
    Deposits received for investment contracts                                5,474.7           1,475.3            4,826.1
    Maturities and withdrawals from investment contracts                     (2,830.9)         (1,676.5)          (1,636.3)
    Reinsurance recapture                                                           -             134.5                  -
    Change in reinsurance recoverable                                          (736.2)             25.6             (211.3)
    Net short-term loans                                                        179.2             210.6               48.6
    Intercompany dividends                                                          -             (12.4)                 -
    Intercompany loans                                                          350.0                 -                  -
    Contribution of capital from Parent                                         230.0              88.7              456.3
    Other                                                                           -                 -               (8.2)
                                                                       ---------------   ---------------   ----------------
Net cash provided by financing activities                                     2,666.8             245.8            3,475.2
                                                                       ---------------   ---------------   ----------------
Net increase (decrease) in cash and cash equivalents                            143.9            (134.0)             (67.2)
Cash and cash equivalents, beginning of year                                     65.1             199.1              266.3
                                                                       ---------------   ---------------   ----------------
Cash and cash equivalents, end of year                                   $      209.0      $       65.1      $       199.1
                                                                       ===============   ===============   ================
Supplemental cash flow information:
    Income taxes paid (received), net                                    $        8.3      $       53.0      $       (41.7)
                                                                       ===============   ===============   ================
    Interest paid                                                        $       14.2      $       10.8      $        13.5
                                                                       ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

     Basis of Presentation

     ING USA Annuity and Life Insurance Company ("ING USA" or the "Company" as appropriate), a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), is a stock life insurance company organized under the laws of the State of Iowa.

     Lion is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING". ING USA is authorized to conduct its insurance business in the District of Columbia and all states except New York. ING USA was domiciled as a life insurance company under the laws of the State of Delaware until December 31, 2003 and has been domiciled as such in Iowa since January 1, 2004.

     On January 1, 2004 (the "Merger Date"), the Company simultaneously redomesticated from Delaware to Iowa, changed its name from Golden American Life Insurance Company to ING USA Annuity and Life Insurance Company, and merged the following affiliates into the Company: Equitable Life Insurance Company of Iowa ("Equitable Life"), USG Annuity & Life Company ("USG"), and United Life & Annuity Insurance Company ("ULA") (the collectively, "Merger Companies"). Prior to the merger date, ING USA was a wholly-owned subsidiary of Equitable Life. Equitable Life merged its affiliate, Ameribest Life Insurance Company ("AMB"), a life insurance company domiciled in Georgia, into its operations on January 1, 2003.

     Statement  of Financial  Accounting  Standards  ("FAS") No. 141,  "Business
     Combinations", excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations", provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The Balance Sheets and Statements of Operations give effect to the consolidation transactions as if they had occurred on December 31, 2003 and January 1, 2002, respectively.

     As of April 1, 2002, ING USA sold First Golden American Life Insurance Company of New York ("First Golden") to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut"), which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 in cash and a receivable

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     totaling $0.2 from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING USA. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING USA and subsequently forgiven. ING USA realized a loss of $3.0 related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware. As of October 1, 2003, RLNY's parent, Security-Connecticut merged with and into its parent, ReliaStar.

     In accordance with APB Opinion No. 16, RLNY presented combined results of operations including First Golden activity as of the beginning of the year ended December 31, 2002. The first three months of First Golden activity is not reflected in the ING USA's Statement of Operations for the period ended December 31, 2002, as the amounts were not material.

     Description of Business

     The Company offers various insurance products including immediate and deferred variable and fixed annuities. The Company's annuity products are distributed by national wirehouses, regional securities firms, independent National Association of Securities Dealers, Inc. ("NASD") firms with licensed registered representatives, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and the ING broker-dealer network. The Company also offers guaranteed investment contracts ("GICs") and funding agreements marketed by direct sale by home office personnel or through specialty insurance brokers. Historically, the Company has provided interest-sensitive, traditional and variable life insurance, and health insurance. All health insurance is ceded to other insurers and new policies are no longer written. The Company ceased the issuance of life insurance policies in 2001, and all life insurance business is currently in run-off. The Company's primary customers are retail consumers and corporations.

     Recently Adopted Accounting Standards

     Accounting   and   Reporting   by   Insurance   Enterprises   for   Certain
     Nontraditional Long-Duration Contracts and for Separate Accounts

     The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that the revenue and expenses related to such arrangements be consolidated within the respective line items in the Statements of Operations. In addition, the SOP requires

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     additional liabilities be established for certain guaranteed death and other benefits and for products with certain patterns of cost of insurance charges. In addition, sales inducements provided to contractowners must be recognized on the balance sheet separately from deferred policy acquisition costs and amortized as a component of benefits expense using methodologies and assumptions consistent with those used for amortization of deferred policy acquisition costs.

     The Company evaluated all requirements of SOP 03-1 and determined that it is affected by the SOP's requirements to establish additional liabilities for certain guaranteed benefits and products with patterns of cost of insurance charges resulting in losses in later policy durations from the insurance benefit function and to defer, amortize, and recognize separately, sales inducements to contractowners. Upon adoption of SOP 03-1 on January 1, 2004, the Company recognized a cumulative effect of a change in accounting principle of $(3.6), before tax or $(2.3), net of $1.3 of income taxes. In addition, requirements for certain separate account arrangements that do not meet the established criteria for separate asset and liability recognition are applicable to the Company, however, the Company's policies on separate account assets and liabilities have historically been, and continue to be, in conformity with the requirements newly established.

     In the fourth quarter of 2004, the cumulative effect of a change in accounting principle was revised due to the Company's implementation of
     Technical Practice Aid 6300.05 - 6300.08, "Q&As Related to the Implementation of SOP 03-1, `Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts"' (the "TPA").

     The TPA, which was approved in September 2004, provides additional guidance regarding certain implicit assessments that may be used in the testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. While the TPA was implemented during the fourth quarter of 2004, the TPA is retroactive to the original implementation date of SOP 03-1, January 1, 2004 and is reported as an adjustment to the SOP 03-1 cumulative effect of change in accounting principle. The adoption of the TPA reduced the Company's cumulative effect of change in accounting principle by $2.0, before tax and decreased quarterly 2004 net income approximately $0.6 in each quarter, for a total decrease of $2.3.

     The implementation of SOP 03-1 also raised questions regarding the interpretation of the requirements of FAS No. 97 "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, `Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,' Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004.

     The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments," adopting a three-step impairment model for securities within its scope. The three-step model is applied on a security-by-security basis as follows:

     Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
     Step 2: Evaluate whether an impairment is other-than-temporary.
     Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

     On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,'" which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 related to steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other-than-temporary impairments are still to be recognized as required by existing guidance.

     Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other-than-temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and are included in the Investments footnote.

     Accounting for Derivative Instruments and Hedging Activities

     In 2003, the Derivative Implementation Group ("DIG") who was responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives:
     Modified  Coinsurance  Arrangements  and Debt  Instruments That Incorporate

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor Under Those Instruments" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The Company adopted DIG B36 on October 1, 2003 and has modified coinsurance treaties that are applicable to the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, implementation of DIG B36 did not impact the Company's financial position, results of operations, or cash flows.

     Variable Interest Entities

     In January 2003, the FASB issued FASB Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical corrections and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The Company holds investments in variable interest entities ("VIEs") in the form of private placement securities, structured securities, securitization transactions and limited partnerships with an aggregate fair value of $7.0 billion as of December 31, 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company's financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2004 of $6.9 billion represents the maximum exposure to loss except for those structures for which the Company also receives asset management fees.

     Goodwill Impairment

     During  2002,  the  Company  adopted  FAS  No.  142,  "Goodwill  and  Other
     Intangible Assets". The adoption of this standard resulted in the recognition of an impairment loss of $1,298.4, net of $699.1 of income taxes, related to a prior acquisition, recorded retroactive to the first quarter of 2002. Prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the 2002 Statement of Operations.

     Guarantees

     In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ending after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provisions are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     New Accounting Pronouncements

     In December 2004, the FASB issued FAS No. 123 (revised 2004), "Share-Based Payment" ("FAS 123R"), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS 123R is effective at the beginning of the first interim or annual period beginning after June 15, 2005. Earlier adoption is encouraged. FAS 123R provides two transition methods, modified-prospective and modified-retrospective.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provisions are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on the amount previously reported in the pro forma footnote disclosures as required under FAS No. 123, "Accounting for Stock-Based Compensation".

     The Company intends to early adopt the provisions of FAS 123R on January 1, 2005, using the modified-prospective method. Due to the Company's few number of employees, the adoption of FAS 123R is not expected to have a material impact on the Company's financial position, results of operations, or cash flows. Prior to January 2005, the Company applied the intrinsic value-based provisions set forth in APB Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date.

     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Reclassifications

     Certain   reclassifications   have  been  made  to  prior  year   financial
     information to conform to the current year classifications.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     changes in deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), and deferred income taxes.

     Other-Than-Temporary-Impairments

     The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under EITF Issue No. 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

     When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Purchases and Sales

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Valuation

     Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan (discounted at the loan's effective interest rate), or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Investments in real estate are reported at historical cost, less accumulated depreciation and impairment writedowns, with the exception of land, which is not depreciated. If the value of any real estate is determined to be impaired (i.e., when it is probable that the Company will be unable to recover the carrying value of the real estate), the carrying value of the real estate is reduced to the current fair value. The carrying value of the impaired real estate is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances.

     Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

     Derivative instruments are reported at fair value and are obtained internally from the derivative accounting system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations. Guaranteed minimum withdrawals benefits ("GMWBs") and guaranteed minimum accumulation benefits ("GMABs") represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. GMWBs and GMABs are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior. Estimating cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns, and discount rates.

     Securities Lending

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     Repurchase Agreements

     The Company engages in dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

     Derivatives

     The Company's use of derivatives is limited mainly to hedging purposes. However, these derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company does not seek hedge accounting treatment. The Company enters into interest rate, equity market, and currency contracts, including swaps, caps, floors, options and futures, to reduce and manage risks associated with changes in value, yield, price, or cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses in the Statements of Operations. Derivatives are included in other investments on the Balance Sheets.

     The Company also has investments in certain fixed maturity instruments and has retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Changes in the fair value of embedded derivatives are recorded in net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within securities are included in fixed maturities in the Balance Sheets. Embedded derivatives within retail annuity products are included in future policy benefits and claims reserves on the Balance Sheets.

     Deferred Policy Acquisition Costs and Value of Business Acquired

     Deferred policy acquisition costs ("DAC") represent policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Value of business acquired ("VOBA") represents the outstanding value of in force business capitalized and are subject to amortization in purchase accounting when the Company was acquired. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

     The amortization methodology used for DAC and VOBA varies by product type. Statement of Financial Accounting Standards ("FAS") No. 60, "Accounting and Reporting by Insurance Enterprises," applies to traditional life insurance products, primarily traditional whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

     FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts (usually 25 years) in relation to the present value of estimated future gross profits from investment, mortality, and expense margins; asset-based fees, policy administration, and surrender charges; less policy maintenance fees and non-capitalized commissions, as well as realized gains and losses on investments. Guaranteed investment contracts, however, are amortized on a straight-line basis over the life of the contract.

     Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

     Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs a quarterly and annual analysis of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability and are reduced to the extent that estimated future gross profits are inadequate to recover the asset.

     At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised ("unlocking"), retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period amortization. In general,

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     increases in investment returns, and thus estimated profits, lower the rate of amortization. Increases in surrender charges and mortality margins, decreases in investment returns, and decreases in estimated profits, increase the rate of amortization.

     Reserves

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts, and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses less the present value of future net premiums.

     Reserves for deferred annuity investment contracts and immediate annuity without life contingent payouts are equal to cumulative deposits less charges and withdrawals, plus credited interest thereon (reserve interest rates vary by product up to 10.0% for all periods presented).

     Reserves for immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates ranged from 3.0% to 8.0% for all periods presented. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Certain variable annuity contracts offer guaranteed minimum death benefits ("GMDB"), as well as guaranteed living benefits. The GMDB is provided in the event the customer's account value at death is below the guaranteed value. Guaranteed living benefits offered include guaranteed minimum income benefits, guaranteed minimum withdrawal benefits, and guaranteed minimum accumulation benefits. Although the Company reinsures or hedges a significant portion of the death and living benefit guarantees associated with its in force business, declines in the equity market may increase the Company's net exposure to the death and living benefits under these contracts.

     Reserves for GICs are calculated using the principal amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index plus a spread or a fixed rate, established at the issue date of the contract.

     Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. In addition, the Company holds reserves as required for SOP 03-1 for certain products with anticipated losses in later policy durations. Reserves for traditional life insurance contracts represent the present value of future benefits to be

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     paid to or on behalf of contractowners and related expenses less the present value of future net premiums.

     Sales Inducements

     Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately on the balance sheet in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of DAC on the Balance Sheet. Beginning in 2004, sales inducements are amortized as a component of interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

     Revenue Recognition

     For universal life and most annuity contracts, charges assessed against contractowners' funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed against contractowners. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and benefits in the Statements of Operations.

     Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

     For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations and are recorded directly to policy liabilities and accruals on the Balance Sheet.

     Separate Accounts

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Separate Account assets supporting variable options under annuity and universal life contracts are invested, as designated by the contractowner or participant (who bears the investment risk, subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds which are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

     Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Statement of Operations. The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for presentation in the separate caption in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2004 and 2003, unrealized gains of $100.5 and $112.8, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in certain aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

     Participating Insurance

     Participating business approximates 10% of the Company's ordinary life insurance in force and 26% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $16.2, $17.2, and $23.7, were incurred during the years ended December 31, 2004, 2003 and 2002, respectively.

     Income Taxes

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

2.   Investments

     Fixed maturities and equity securities available-for-sale as of December 31, 2004 were as follows:


                                                                            Gross           Gross
                                                         Amortized       Unrealized       Unrealized         Fair
                                                           Cost             Gains           Losses           Value
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities:
          U.S. government and government
            agencies and authorities                     $     464.0      $       1.8     $        1.1     $     464.7
          State, municipalities and political
            subdivisions                                        20.7                -              0.8            19.9

          U.S. corporate securities:
            Public utilities                                 1,796.9             78.4              8.9         1,866.4
            Other corporate securities                       6,292.4            243.5             22.7         6,513.2
                                                       --------------   --------------  ---------------  --------------
          Total U.S. corporate securities                    8,089.3            321.9             31.6         8,379.6
                                                       --------------   --------------  ---------------  --------------
          Foreign securities:
            Government                                         518.9             24.2              2.2           540.9
            Other                                            2,571.2             97.7             11.5         2,657.4
                                                       --------------   --------------  ---------------  --------------
          Total foreign securities                           3,090.1            121.9             13.7         3,198.3
                                                       --------------   --------------  ---------------  --------------
          Residential mortgage-backed securities             3,440.3             43.9             22.4         3,461.8
          Commercial mortgaged-backed securities             1,107.8             34.9              3.0         1,139.7
          Other asset-backed securities                      1,934.2             14.3             14.7         1,933.8
                                                       --------------   --------------  ---------------  --------------
          Total fixed maturities, including fixed
            maturities pledged                              18,146.4            538.7             87.3        18,597.8
          Less: fixed maturities pledged                     1,100.5              9.8              1.7         1,108.6
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities                                      17,045.9            528.9             85.6        17,489.2
      Equity securities                                         34.8              0.5                -            35.3
                                                       --------------   --------------  ---------------  --------------
      Total investments available-for-sale               $  17,080.7      $     529.4     $     $ 85.6     $  17,524.5
                                                       ==============   ==============  ===============  ==============


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Fixed maturities and equity securities available-for-sale as of December 31, 2003 were as follows:


                                                                            Gross           Gross
                                                         Amortized       Unrealized       Unrealized         Fair
                                                           Cost             Gains           Losses           Value
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities:
          U.S. government and government
            agencies and authorities                     $     195.5      $       2.0     $        0.1     $     197.4
          State, municipalities and political
            subdivisions                                        31.7                -              2.5            29.2

          U.S. corporate securities:
            Public utilities                                 1,341.2             84.3              8.0         1,417.5
            Other corporate securities                       6,246.4            300.9             33.7         6,513.6
                                                       --------------   --------------  ---------------  --------------
          Total U.S. corporate securities                    7,587.6            385.2             41.7         7,931.1
                                                       --------------   --------------  ---------------  --------------
          Foreign securities:
            Government                                         487.1             21.7              3.9           504.9
            Other                                            1,984.4             96.0             24.1         2,056.3
                                                       --------------   --------------  ---------------  --------------
          Total foreign securities                           2,471.5            117.7             28.0         2,561.2
                                                       --------------   --------------  ---------------  --------------
          Residential mortgage-backed securities             3,247.0             66.7             21.8         3,291.9
          Commercial mortgage-backed securities                774.2             45.8              2.1           817.9
          Other asset-backed securities                      1,273.0             17.2             21.1         1,269.1

          Total fixed maturities, including fixed
            maturities pledged                              15,580.5            634.6            117.3        16,097.8
          Less: fixed maturities pledged                       555.5              6.4              2.8           559.1
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities                                      15,025.0            628.2            114.5        15,538.7
      Equity securities                                        115.2              5.0                -           120.2
                                                       --------------   --------------  ---------------  --------------
      Total investments available-for-sale               $  15,140.2      $     633.2     $      114.5     $  15,658.9
                                                       ==============   ==============  ===============  ==============



     At December 31, 2004 and 2003, net unrealized appreciation is $451.9 and $522.3, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The aggregate unrealized losses and related fair values of total fixed maturities, including fixed maturities pledged to creditors, and equity securities with unrealized losses as of December 31, 2004, are shown below by duration:


                                                Unrealized             Fair
                                                   Loss                Value
                                           -----------------   -----------------
     Duration category:
       Less than six months below cost       $      27.2         $   3,199.9
       More than six months and less
         than twelve months below cost              29.9             1,710.7
       More than twelve months below cost           30.2               709.1
                                           -----------------   -----------------
                                             $      87.3        $    5,619.7
                                           =================   =================


     Of the unrealized losses less than 6 months in duration of $27.2, there were $12.3 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $14.9 as of December 31, 2004, relates to securities under the guidance prescribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows for which the carrying amount was $1,560.4.

     Of the unrealized losses more than 6 months and less than 12 months in duration of $29.9, there were $16.9 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $13.0 as of December 31, 2004, relates to securities under the guidance prescribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows for which the carrying amount was $768.8.

     Of the unrealized losses more than 12 months in duration of $30.2, there were $18.0, in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $12.2 as of December 31, 2004, relates to securities under the guidance prescribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows for which the carrying amount was $222.8.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The amortized cost and fair value of fixed maturities as of December 31, 2004 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                Amortized            Fair
                                                  Cost               Value
                                            -----------------  -----------------
     Due to mature:
       One year or less                       $      336.8       $      341.5
       After one year through five years           4,066.3            4,151.2
       After five years through ten years          4,209.5            4,403.0
       After ten years                             3,051.6            3,166.9
       Mortgage-backed securities                  4,548.0            4,601.4
       Other asset-backed securities               1,934.2            1,933.8
     Less: fixed maturities pledged                1,100.5            1,108.6
                                            -----------------  -----------------
     Fixed maturities, excluding fixed
       maturities pledged                     $   17,045.9       $   17,489.2
                                            =================  =================


     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2004.

     At December 31, 2004 and 2003, fixed maturities with fair values of $11.9 and $20.1, respectively, were on deposit as required by regulatory authorities.

     The  Company  is a member  of the  Federal  Home  Loan  Bank of Des  Moines
     ("FHLB") and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2004 and 2003, respectively, the Company had $376.3 and $125.3 in non-putable funding agreements issued to the FHLB. At December 31, 2004 and 2003, respectively, assets with a carrying value of approximately $422.0 and $148.2 collateralized the funding agreements to the FHLB. Collateralized assets are included in fixed maturities in the Balance Sheets.

     The Company enters into dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase its return on investments and improve liquidity. At December 31, 2004 and 2003, the carrying value of the securities pledged in dollar rolls and repurchase agreements was $715.9 and $536.8, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreements is included in pledged securities on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $713.4 and $534.2 at December 31, 2004 and 2003, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in borrowed money on the Balance Sheets.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2004. The Company believes the counterparties to the dollar rolls, repurchase agreements, reverse repurchase agreements, and securities lending are financially responsible and that the counterparty risk is immaterial.

     Impairments

     The  following   table   identifies   the  Company's   other-than-temporary
     impairments by type as of December 31:


                                                 2004                         2003                        2002
                                       ---------------------------- ---------------------------- ---------------------------
                                                         No. of                       No. of                      No. of
                                         Impairment    Securities    Impairment     Securities    Impairment    Securities
                                      --------------- ------------ --------------- ------------ -------------- ------------
     U.S. Corporate                     $     -            -         $  23.7           16         $    0.1            1
     Residential mortgage-backed            9.1           88            81.3          173             81.3          125
     Foreign                                8.5            4            11.5            2              8.5            3
     Asset-backed                          11.5            6             5.8            7             31.1           14
     Equity                                   -            -               -            -                -            1
     Limited partnerships                   2.2            1               -            -                -            -
                                      --------------- ------------ --------------- ------------ -------------- ------------
     Total                              $  31.3           99         $ 122.3          198         $  121.0          144
                                      =============== ============ =============== ============ ============== ============


     The remaining fair value of the impaired fixed maturities at December 31, 2004 and 2003 is $168.7 and $192.0, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Net Investment Income

     Sources of net investment income were as follows:


                                                                            Year ended December 31,
                                                                  2004               2003               2002
                                                            -----------------  -----------------  ------------------
     Fixed maturities                                          $       960.5     $        957.6     $         946.1
     Equity securities                                                   0.3                0.2                   -
     Mortgage loans on real estate                                     221.8              208.5               202.2
     Real estate                                                         0.2                0.6                 0.3
     Policy loans                                                        9.8                8.8                 9.5
     Short-term investments and cash equivalents                         1.4                1.5                 3.7
     Other                                                             (98.4)            (138.6)             (127.9)
                                                            -----------------  -----------------  ------------------
     Gross investment income                                         1,095.6            1,038.6             1,033.9
     Less: investment expenses                                          71.7               64.0                44.6
                                                            -----------------  -----------------  ------------------
     Net investment income                                     $     1,023.9     $        974.6     $         989.3
                                                            =================  =================  ==================



     Net Realized Capital Gains and Losses

     Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to the impairment of investments. Net realized capital gains (losses) on investments were as follows:


                                                                             Year ended December 31,
                                                                   2004               2003                2002
                                                            -----------------  ------------------  -----------------
     Fixed maturities                                          $       44.0      $        108.7      $      (105.9)
     Equity securities                                                  6.4                 0.2                0.1
     Derivatives                                                        9.3                 1.7              (92.0)
     Real estate                                                          -                (3.4)               1.7
     Other                                                             (2.1)               (0.3)              (0.4)
                                                            -----------------  ------------------  -----------------
     Pretax net realized capital gains (losses)                $       57.6      $        106.9      $      (196.5)
                                                            =================  ==================  =================
     After-tax net realized capital gains (losses)                   $ 37.4      $         69.5      $      (127.7)
                                                            =================  ==================  =================


     Proceeds from the sale of fixed maturities and equity securities and the related gross gains and losses were as follows:


                                                                              Year ended December 31,
                                                                   2004                2003               2002
                                                            -----------------   -----------------  -----------------
     Proceeds on sales                                        $   9,916.3         $  13,664.8        $  15,027.8
     Gross gains                                                    145.5               297.6              253.3
     Gross losses                                                    59.3                60.4              224.2


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Changes in accumulated other comprehensive income related to changes in net unrealized capital gains and losses on securities, including securities pledged were as follows:


                                                                           Year ended December 31,
                                                                 2004                2003               2002
                                                           -----------------   -----------------  -----------------
     Fixed maturities                                        $   (65.9)          $   (90.4)         $   556.5
     Equity securities                                            (4.5)                8.6               (3.9)
     DAC/VOBA                                                    (48.1)              151.2             (353.1)
     Sales inducements                                            (6.7)                  -                  -
     Other                                                        11.3                13.4                2.8
                                                           -----------------   -----------------  -----------------
     Subtotal                                                   (113.9)               82.8              202.3
     Deferred income taxes                                        43.4               (27.9)               0.9
                                                           -----------------   -----------------  -----------------
     Net unrealized capital gains (losses)                   $   (70.5)             $ 54.9          $   203.2
                                                           =================   =================  =================



3.   Financial Instruments

     Estimated Fair Value

     The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

     Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     Fixed maturity securities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

     Equity securities: Fair values of these securities are based upon quoted market price.

     Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Cash, cash equivalents, short-term investments under securities loan agreement and policy loans: The carrying amounts for these assets approximate the assets' fair values. Derivatives are carried at fair value on the Balance Sheets.

     Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

     Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily derivatives) approximate those assets' fair values. Derivatives are carried at fair value on the Balance Sheets.

     Notes to affiliates: Estimated fair value of the Company's notes to affiliates are based upon discounted future cash flows using a discount rate approximating the current market value.

     Investment contract liabilities (included in future policy benefits and claims reserves):

          With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

          Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company's Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2004 and 2003 were as follows:


                                                                    2004                            2003
                                                        ------------------------------  ------------------------------
                                                          Carrying          Fair          Carrying          Fair
                                                            Value           Value           Value           Value
                                                        --------------  --------------  --------------  --------------
     Assets:
         Fixed maturity, including securities
           pledged                                        $ 18,597.8      $ 18,597.8      $ 16,097.8      $ 16,097.8
         Equity securities                                      35.3            35.3           120.2           120.2
         Mortgage loans on real estate                       3,851.8         3,969.4         3,388.7         3,581.4
         Policy loans                                          169.0           169.0           177.1           177.1
         Cash, cash equivalents,
           and short-term investments
           under securities loan agreement                     611.8           611.8            88.0            88.0
         Other investments                                     228.8           229.0            60.8            61.1
         Assets held in separate accounts                   24,746.7        24,746.7        18,220.1        18,220.1
     Liabilities:
         Notes to affiliates                                   435.0           508.5            85.0           145.2
         Investment contract liabilities:
           Deferred annuities                               17,525.9        16,344.6        16,072.4        15,069.0
           Supplementary contracts and
             immediate annuities                               864.9           864.9           840.1           840.1
           Liabilities related to separate accounts         24,746.7        24,746.7        18,220.1        18,220.1


     Fair  value  estimates  are made at a  specific  point  in  time,  based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     Derivative Financial Instruments

     Interest Rate Caps

     Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount of the Company's open interest rate caps as of December 31, 2004 was $236.2. Carrying value and estimated fair value of the open interest rate caps was minimal as of December 31, 2004. The notional amount of the Company's open interest rate caps as of December 31,

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     2003 was $1,036.2. Carrying value and estimated fair value of the open interest rate caps were minimal as of December 31, 2003.

     Interest Rate Swaps

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio as well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2004 were $2,832.8, $34.0 and $34.0, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $1,266.5, $(91.2) and $(91.2), respectively.

     Futures

     Futures contracts are used to hedge against a decrease in certain indexes. Such decrease results in increased reserve liabilities, and the futures offset this increased expense. The underlying reserve liabilities are carried at market value with the change in value recorded in the Statements of Operations, which is offset by the daily cash movement of the futures. The notional amount, carrying value and estimated fair value of the Company's open futures contracts as of December 31, 2004, were $1,177.9, $(0.2) and $(0.2), respectively. The notional amount, carrying value and estimated fair value of the Company's open futures contracts as of December 31, 2003, were $491.3, $0.8 and $0.8, respectively.

     Foreign Exchange Swaps

     Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2004 were $146.7, $(34.5) and $(34.5), respectively. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $128.2, $(19.4) and $(19.4), respectively.

     Options

     Standard & Poor's ("S&P") Options are used to hedge against an increase in the S&P Index. Such increase results in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     a consistent manner with the underlying reserve liabilities, both of which are carried at fair value with the change in value recorded in the Statements of Operations. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities. The notional amount, carrying value and estimated fair value of the Company's open options as of December 31, 2004 were $2,335.4, $166.0, and $166.0, respectively. The notional amount, carrying value and estimated fair value of the Company's open options as of December 31, 2003 were $1,287.8, $100.9, and $100.9, respectively.

     Embedded Derivatives

     The Company also has investments in certain fixed maturity instruments and retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. The estimated fair value of the embedded derivatives within securities as of December 31, 2004 and 2003 was $(4.6) and $(1.1), respectively. The estimated fair value of the embedded derivatives within retail annuity products as of December 31, 2004 and 2003, was $479.9 and $238.9, respectively.


4.   Deferred Policy Acquisition Costs and Value of Business Acquired

     Activity for the years ended December 31, 2004, 2003 and 2002, within VOBA was as follows:


     Balance at December 31, 2001                                $     202.5
         Adjustment for unrealized gains/losses                        (34.2)
         Interest accrued at 4% - 5%                                    10.1
         Amortization                                                  (43.9)
                                                               -----------------
     Balance at December 31, 2002                                      134.5
         Adjustment for unrealized gains/losses                          7.0
         Interest accrued at 4% - 5%                                     6.6
         Amortization                                                  (36.6)
                                                               -----------------
     Balance at December 31, 2003                                      111.5
         Adjustment for unrealized gains/losses                         (0.5)
         Interest accrued at 4% - 5%                                     6.8
         Amortization                                                   (5.6)
                                                               -----------------
     Balance at December 31, 2004                                $     112.2
                                                               =================


     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $15.5, $13.6, $11.0, $10.1, and $12.3, for the years
     2005, 2006, 2007, 2008 and 2009, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Analysis of DAC/VOBA - Annuity

     The variance in amortization expense in 2004 versus 2003 was impacted by SOP 03-1. In prior years, amortization of inducements was included in amortization of DAC and VOBA. Beginning in 2004, sales inducement amortization is included as a component of benefit expense in accordance with SOP 03-1. Therefore, the decrease in amortization of DAC and VOBA is partially related to 2004 sales inducement amortization being included in interest credited instead of amortization of DAC and VOBA. Also contributing to the decrease is the improved market performance during 2003, which lowered the amortization rate for 2004. Amortization expense in 2003 was higher than 2002 due in part to the poor equity market performance in 2002, which increased the amortization rate in 2003, as well as to the amortization of acquisition costs related to increased sales of fixed annuities during 2002. 2003 was the first full year of amortization for this block of acquisition costs. Also impacting amortization of DAC and VOBA are unlocking adjustments discussed below.

     The actual separate account market return exhibited by the variable deposits invested in mutual funds associated with the Company's liabilities in 2004 exceeded the long-term assumption, thereby producing deceleration of DAC/VOBA amortization of $6.6, before tax. As a part of the regular analysis of DAC/VOBA, at the end of the first quarter of 2004, the Company modified its assumptions regarding the future rate of spread income on some of its fixed annuity liabilities. The assumption modification was in the direction of lower spread income, and produced an acceleration of DAC/VOBA amortization of $5.0, before tax. Similar regular analysis of DAC\VOBA at the end of the third quarter of 2004 included unlocking of the Company's assumptions regarding contractowner withdrawal behavior. Based on experience studies, assumed rates of full surrender for both fixed and variable annuities and rates of partial withdrawal of account balance for variable annuities were all modified downward, producing a deceleration of DAC/VOBA amortization of $4.2, before tax. The combined effect of the three factors of actual variable return for 2004 exceeding long-term assumptions, modification of future spread income expectations, and modification of expectations regarding future withdrawal behavior was a deceleration of DAC/VOBA amortization totaling $5.8, before tax, or $3.8, net of $2.0 of federal income tax expense.

     The Company reset long-term return assumptions for the separate account to 8.5% from 9.0% (gross before fund management fees and mortality, expense, and other policy charges) as of December 31, 2003, reflecting a blended return of equity and other sub-accounts. The largest component of the 2003 unlocking adjustment comprised a deceleration of DAC/VOBA amortization totaling $41.3, before tax. This component was primarily driven by improved market performance. The Company also unlocked assumptions regarding future lapse rates for fixed annuities during the analysis at the end of 2003, resulting in an acceleration of DAC/VOBA amortization of $6.0, before tax. In each of the regular analyses of DAC/VOBA at the end of the third and fourth quarters of 2003, expectations regarding yields on assets backing

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     fixed annuity liabilities were revised downward, resulting in respective accelerations of DAC/VOBA amortization measuring $2.1, before tax and $6.0, before tax. The combined effect of all unlocking in 2003 was a deceleration of DAC/VOBA amortization totaling $27.2, before tax, or $17.7, net of $9.5 of federal income tax expense.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account return to 9.0% (gross before fund management fees and mortality, expense, and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The largest component of the 2002 unlocking adjustment comprised an acceleration of DAC/VOBA amortization totaling $91.5, before tax. This component was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. The Company also unlocked assumptions regarding future lapse and partial withdrawal rates for fixed annuities during the analysis at the end of the third quarter of 2002, resulting in an acceleration of DAC/VOBA amortization measuring $2.0, before tax. During the regular analysis at the end of the fourth quarter of 2002, expectations regarding the assets backing the fixed annuity liabilities were revised to reflect higher anticipated default rates. This fourth quarter adjustment resulted in an acceleration of DAC/VOBA amortization of $8.0, before tax. The combined effect of all unlocking adjustments in 2002 was an acceleration of DAC/VOBA amortization totaling $101.5 before tax, or $66.0, net of $35.5 of federal income tax benefit.

     Analysis DAC/VOBA - Life

     As part of the regular analysis of DAC/VOBA for the life insurance block, at the end of each of the years ended December 31, 2004, 2003, and 2002, the Company unlocked due to assumption changes related primarily to mortality, lapse, expense, and interest amounts. The impact of unlocking on the amortization of DAC/VOBA was a decrease of $1.2 in 2004, an increase of $6.0 in 2003, and an increase of $5.2 in 2002.


5.   Dividend Restrictions and Shareholder's Equity

     The Company's ability to pay dividends to its parent is subject to the prior approval of the Iowa Division of Insurance for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of the Company's statutory surplus at the prior year end or (2) the Company's prior year statutory net gain from operations. The Company did not pay any dividends on its common stock during 2004 or 2002. During 2003, the Company paid $12.4 in dividends on its common stock to its Parent.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The Insurance Division of the State of Iowa (the "Division"), effective January 1, 2004, recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $96.1, $(85.1), and $(328.0), for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $1,668.3 and $1,081.1 as of December 31, 2004 and 2003, respectively.

     As of December 31, 2004, the Company did not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affected statutory capital and surplus.


6.   Additional Insurance Benefits and Minimum Guarantees

     Under SOP 03-1, the Company calculates additional liabilities ("SOP reserves") for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP reserve recognized for such products is in addition to the liability previously held (the "Account Value") and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

     ING USA calculates a benefit ratio for each block of business subject to the SOP, and calculates an SOP reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP reserve is accumulated at interest rates using the contract-credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The SOP reserve for annuities with GMDBs is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the GMDB SOP reserve at December 31, 2004:


         Area                            Assumptions/Basis for Assumptions
     -------------------------           ---------------------------------------
         Data used                       Based on 101 investment performance
                                           scenarios stratified based on 10,000
                                           random generated scenarios
         Mean investment performance     8.5%
         Volatility                      18.0%
         Mortality                       60.0%, 60.0%, 75.0%, 75.0% of the
                                         90-95 ultimate mortality table for
                                           standard, rachet, rollup and
                                           combination rollup and rachet,
                                           respectively
         Lapse rates                     Vary by contract type and duration;
                                           range between 1.0% and 40.0%
         Discount rates                  6.5%, based on the portfolio earned
                                           rate of the general account


     The SOP reserve for annuities with GMABs and GMWBs are considered to be derivatives under FAS No. 133 and are recognized at fair value through earnings.

     The SOP reserve for the guaranteed minimum income benefits ("GMIB") is determined each period by estimating the expected value of the annutization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if the actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the additional GMIB liability at December 31, 2004, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2004, and the paid and incurred amounts by type for the year ended December 31, 2004 were as follows:


                                                              Guaranteed          Guaranteed          Guaranteed
                                                                Minimum            Minimum              Minimum
                                                                 Death          Accumulation/           Income
                                                                Benefit       Withdrawal Benefit        Benefit
                                                                (GMDB)           (GMAB/GMWB)            (GMIB)
                                                             --------------  ---------------------   --------------
     Separate account liability
         balance                                               $ 25,843.4            $ 1,826.7         $  9,079.6
                                                             ==============  =====================   ==============
     Additional liability balance:
         Balance at January 1, 2004                            $     56.5            $    14.5         $     13.6
         Incurred guaranteed benefits                                39.0                 (4.9)              17.1
         Paid guaranteed benefits                                   (28.6)                   -                  -
                                                             --------------  ---------------------   --------------
     Balance at December 31, 2004                              $     66.9            $     9.6         $     30.7
                                                             ==============  =====================   ==============



     The net amount at risk (net of reinsurance) and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2004:


                                                             Guaranteed          Guaranteed          Guaranteed
                                                              Minimum             Minimum             Minimum
                                                               Death           Accumulation/           Income
                                                              Benefit        Withdrawal Benefit       Benefit
                                                               (GMDB)           (GMAB/GMWB)            (GMIB)
                                                           ---------------  ---------------------  ---------------
     Net Amount at Risk (net of reinsurance)                  $ 1,365.7         $     65.4           $  204.3
     Weighted Average Attained Age                                   63                 61                 61



     The aggregate fair value of equity securities (including mutual funds), supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2004 was $24,746.7.


7.   Sales Inducements

     Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. Such amounts are reported separately on the balance sheet as of January 1, 2004. Prior to 2004, these amounts were included in DAC. Sales inducements are amortized as a component of benefit expense using methodologies and assumptions consistent with those used for amortization of DAC. During the year ended December 31, 2004, the Company

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     capitalized  and  amortized  $100.9  and  $65.5,  respectively,   of  sales
     inducements. The unamortized balance of capitalized sales inducements, net of unrealized gains and losses, is $514.6 as of December 31, 2004.


8.   Income Taxes

     Effective January 1, 2004, the Company files a stand-alone federal income tax return. Prior to that date, the Company and each of the Merger Companies, filed federal income tax returns with their respective filing groups.

     Income tax expense (benefit) from continuing operations included in the financial statements are as follows:


                                                                            Year ended December 31,
                                                                  2004               2003               2002
                                                            -----------------  -----------------  ------------------
     Current tax expense (benefit):
         Federal                                              $     4.7          $     1.2          $    (19.9)
                                                            -----------------  -----------------  ------------------
             Total current tax expense (benefit)                    4.7                1.2               (19.9)
                                                            -----------------  -----------------  ------------------
     Deferred tax expense (benefit):
         Operations and capital loss carryforwards                 31.5               53.3                (3.9)
         Other federal deferred tax                                44.5              (55.3)              (36.4)
                                                            -----------------  -----------------  ------------------
             Total deferred tax expense (benefit)                  76.0               (2.0)              (40.3)
                                                            -----------------  -----------------  ------------------
     Total income tax expense (benefit)                       $    80.7          $    (0.8)         $    (60.2)
                                                            =================  =================  ==================


     Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                                                            Year ended December 31,
                                                                  2004               2003               2002
                                                            -----------------  -----------------  ------------------
     Income before income taxes and cumulative
         effect of change in accounting principle             $     173.6         $     56.5        $     (176.3)
     Tax rate                                                         35%                35%                 35%
                                                            -----------------  -----------------  ------------------
     Income tax at federal statutory rate                           60.8               19.8               (61.7)
     Tax effect of:
         Meals and entertainment                                     0.5                0.4                 0.6
         Dividend received deduction                                 1.3              (11.5)                0.8
         Product reserves                                            3.0                  -                   -
         Investments                                                15.0                  -                   -
         Refinement of deferred tax balances                           -               (9.5)                  -
         Other                                                       0.1                  -                 0.1
                                                            -----------------  -----------------  ------------------
     Income tax expense (benefit)                              $     80.7          $    (0.8)       $      (60.2)
                                                            =================  =================  ==================


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31, 2004 and 2003 are presented below:

                                                                                      2004               2003
                                                                               -----------------  -----------------
     Deferred tax assets:
         Operations and capital loss carryforwards                               $     133.5        $     168.5
         Future policy benefits                                                        619.9              517.4
         Goodwill                                                                        9.3                9.8
         Investments                                                                    42.4               20.5
         Employee compensation and benefits                                             19.9               16.8
         Other                                                                          19.5               33.4
                                                                               -----------------  -----------------
                Total gross assets                                                     844.5              766.4

     Deferred tax liabilities:
         Unrealized gains on investments                                              (157.1)            (170.1)
         Deferred policy acquisition cost                                             (663.1)            (529.1)
         Value of purchased insurance in force                                         (33.4)             (38.3)
         Other                                                                          (3.5)              (9.5)
                                                                               -----------------  -----------------
                Total gross liabilities                                               (857.1)            (747.0)
                                                                               -----------------  -----------------
     Net deferred income tax asset (liability)                                   $     (12.6)       $      19.4
                                                                               =================  =================


     Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance has been established at this time as management believes the above conditions presently do not exist.

     At December 31, 2004, the Company has operating loss carryforwards of approximately $381.5, for federal income tax purposes, which are available to offset future taxable income. If not used, these carryforwards will expire between 2015 and 2019.

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

     Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders' Surplus Account. Equitable Life had a Policyholders' Surplus Account prior to the merger, which carried over to the Company. This deferred income only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders' Surplus Account accumulated balance of $14.4.

     The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Currently, the Internal Revenue Service is conducting examinations for the years 2000 and 2001 and various state tax audits are in process.


9.   Benefit Plans

     Defined Benefit Plan

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $11.4, $9.3, and $4.8, for the years ended 2004, 2003 and 2002, respectively.

     Defined Contribution Plans

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $3.5, $2.8, and $3.0, for the years ended December 31, 2004, 2003 and 2002, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Other Benefit Plans

     In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan, and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan include contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2004, 2003, and 2002 were not significant.


10.  Related Party Transactions

     Operating Agreements

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     |X| Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker-dealers to distribute the Company's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $371.4, $269.3, and $287.1, respectively.
     |X| Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $69.8, $62.4, and $43.4, respectively.
     |X| Service agreement with DSI, in which the Company provides managerial and supervisory services to DSI and earns a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2004, 2003, and 2002, revenue for these services was $36.4, $27.8, and $25.8 respectively.
     |X| Expense sharing agreements with ING North America Insurance Corporation ("NAC") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $65.0, $67.5, and $70.6, respectively.
     |X| Services agreement between the Company and its affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2004, 2003, and 2002, net expenses related to the

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

          agreement were incurred in the amount of $5.1, $16.2, and $17.1, respectively.
     |X| ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes the Company's annuity products. For the years ended December 31, 2004, 2003, and 2002, ING Advisors Network sold new contracts of $1,121.8, $765.8, and $949.1, respectively.

     Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods.

     Reinsurance Agreements

     ING USA entered into a reinsurance agreement with Security Life of Denver International, Limited. ("SLDI"), an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. In March 2003, the Company amended its reinsurance agreement with SLDI. Under this amendment, the Company terminated the reinsurance agreement for all in force and new business and recaptured all in force business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverables as of January 1, 2003, reflects adjustments on the investment of the reinsurance recoverable as of January 1, 2003. It also reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0 offset by the receipt of a $24.1 negative ceding commission. The net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

     The Company is a party to a Facultative Reinsurance Agreement with its affiliate, Security Life of Denver Insurance Company ("Security Life") dated August 20, 1999. Under the terms of the Agreement, the Company facultatively cedes certain GICs and funding agreements to Security Life on a 100% coinsurance basis. As of December 31, 2004, the value of GIC and funding agreement reserves ceded by the Company under this agreement was $1,262.7.

     Reciprocal Loan Agreement

     On January 1, 2004, the Company entered into a new reciprocal loan agreement with ING America Insurance Holding Company, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. In accordance with this

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     agreement, the maximum outstanding amount to be borrowed or lent shall not exceed 3% of ING USA's total admitted assets as of the preceding December
     31. This agreement supersedes previous reciprocal loan agreements between each of the Merged Companies and ING AIH, which contained various terms and maximum borrowing/lending limits.

     Under the previous and current reciprocal loan agreements, interest on any ING USA borrowings was charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under these agreements, ING USA incurred interest expense of $0.2, $0.3, and $0.3, for the years ended December 31, 2004, 2003, and 2002, respectively. ING USA earned interest of $2.5, $1.0, and $1.3, for the years ended December 31, 2004, 2003 and 2002, respectively. At December 31, 2004 and 2003, ING USA had $184.2 and $120.4 receivable from ING AIH under these agreements included in due from affiliates.

     Notes to Affiliates

     The Company's promissory note in the amount of $50.0 payable to Lion was repaid on May 17, 2004. The note was issued on April 15, 1997. Interest was charged at an annual rate of 8.75% and the face amount was due on demand. The Company incurred interest expense of $1.7, $4.4, and $4.4, for the years ended December 31, 2004, 2003, and 2002, respectively.

     ING USA issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, Security Life of Denver Insurance Company (successor-in-interest to First Columbine Life Insurance Company), which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8, $2.8, and $2.8, for the years ended December 31, 2004, 2003, and 2002, respectively.

     On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company ("ILIAC"), ReliaStar Life and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principle and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $0.2 for the year ended December 31, 2004.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Tax Sharing Agreements

     The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

     Capital Transactions

     During the years ended December 31, 2004, 2003, and 2002, ING USA received capital contributions of $230.0, $88.7, and $456.3, respectively.


11.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which is due on demand, the Company can borrow up to $125 from the Bank. Interest on any borrowing accrues at an annual rate equal to a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, the Company did not have any balances payable to the Bank.

     The Company also maintains a perpetual revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002. At December 31, 2004 and 2003, the Company did not have any balances payable to BONY.


12.  Reinsurance

     At December 31, 2004, ING USA had reinsurance treaties with 17 unaffiliated reinsurers and 1 affiliated reinsurer covering a portion of the mortality risks and guaranteed death and living benefits under its variable contracts. ING USA remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Reinsurance ceded in force for life mortality risks were $906.0 and $1,209.4 at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, net receivables were comprised of the following:


                                                  2004               2003
                                            -----------------  -----------------
     Claims recoverable from reinsurers      $    13.4           $   17.1
     Payable for reinsurance premiums             (3.2)              (6.6)
     Reinsured amounts due to an
         unaffiliated reinsurer                   (3.2)              (3.1)
     Reserve credits                              17.6               21.1
     Reinsurance ceded                         1,359.9              619.4
     Other                                         3.6                4.0
                                           ------------------  -----------------
     Total                                   $ 1,388.1           $  651.9
                                           ==================  =================


     Included in the accompanying financial statements are net policy benefit recoveries of $48.4, $48.4, and $60.0, for the years ended December 31, 2004, 2003, and 2002, respectively.

     Interest credited and other benefits to contractowners included the following premiums ceded and reinsurance recoveries:


                                                         Year ended December 31,
                                                2004               2003               2002
                                        -----------------  -----------------  ------------------
     Premiums ceded under reinsurance         $ 12.5             $ 16.4              $ 59.6
     Reinsurance recoveries                      0.8                2.2                 2.7



13.  Commitments and Contingent Liabilities

     Leases

     The Company leases its office space and certain other equipment under operating leases that expire through 2017.

     For the years ended December 31, 2004, 2003, and 2002, rent expense for leases was $7.6, $7.4, and $6.6, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2005 through 2009 are estimated to be $7.8, $7.8, $7.6, $7.5, and $7.5, respectively, and $39.4, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2004 and 2003, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $175.3 and $154.0, respectively.

     Litigation

     The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

     Other Regulatory Matters

     Regulatory Matters

     As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

     Fund Regulatory Issues

     Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

     In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

     The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

     An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

     Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

     ING has  agreed to  indemnify  and hold  harmless  the ING  Funds  from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission ("SEC"). Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations , including the Company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Other Regulatory Matters

     The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

     These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

     In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to our business practices are appropriate.


14.  Other Comprehensive Income

     The components of other comprehensive income for the years ended December 31, 2004 and 2003 were as follows:

                                                          2004                2003
                                                    ------------------  -----------------
     Net unrealized capital gains (losses):
         Fixed maturities                            $   451.4          $   517.3
         Equity securities                                 0.5                5.0
         DAC/VOBA                                       (258.6)            (210.5)
         Sales inducements                                (6.7)                 -
         Other                                            (2.6)             (13.9)
                                                    ------------------  -----------------
     Subtotal                                            184.0              297.9
     Less: Deferred income taxes                         (66.4)            (109.8)
                                                    ------------------  -----------------
     Net unrealized capital gains (losses)               117.6              188.1
     Minimum pension liability                            (4.9)                 -
                                                    ------------------  -----------------
     Net accumulated other comprehensive income      $   112.7          $   188.1
                                                    ==================  =================


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Changes in accumulated other comprehensive income related to changes in net unrealized gains (losses) on securities, including securities pledged, were as follows:


                                                                           Year ended December 31,
                                                                 2004                2003               2002
                                                           ------------------  -----------------  -----------------
     Unrealized holding gains (losses) arising
         during the year (1)                                  $     (26.8)        $    125.9         $    152.6
     Less: reclassification adjustment for gains
         (losses) and other items included in
         net income (2)                                              43.7               71.0              (50.6)
                                                           ------------------  -----------------  -----------------
     Net unrealized gains (losses) on securities                  $ (70.5)            $ 54.9            $ 203.2
                                                           ==================  =================  =================


(1) Pretax unrealized holding gains (losses) were $(41.2), $193.7 and $234.8, for the years ended December 31, 2004, 2003 and 2002, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $67.2, $109.2 and $(77.8), for the years ended December 31, 2004, 2003 and 2002, respectively.

FINANCIAL STATEMENTS
Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Year ended December 31, 2004 with Report of Independent Registered Public Accounting Firm

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                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                              Financial Statements
                          Year ended December 31, 2004

                                    Contents

Report of Independent Registered Public Accounting Firm                        1

Audited Financial Statements

Statements of Assets and Liabilities                                           5
Statements of Operations                                                      43
Statements of Changes in Net Assets                                           81
Notes to Financial Statements                                                128

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             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company)

We have audited the accompanying statements of assets and liabilities of Separate Account B of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company Separate Account B) (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

ING GET Fund:
   ING GET Fund - Series N
   ING GET Fund - Series P
   ING GET Fund - Series Q
   ING GET Fund - Series R
   ING GET Fund - Series S
   ING GET Fund - Series T
   ING GET Fund - Series U
   ING GET Fund - Series V
ING Investors Trust:
   ING AIM Mid-Cap Growth Portfolio (Service Class)
   ING AIM Mid-Cap Growth Portfolio (Advisor Class)
   ING Alliance Mid-Cap Growth Portfolio (Service Class)
   ING Alliance Mid-Cap Growth Portfolio (Advisor Class)
   ING American Funds Growth Portfolio (Service Class)
   ING American Funds Growth-Income Portfolio (Service Class)
   ING American Funds International Portfolio (Service Class)
   ING Capital Guardian Large Cap Value Portfolio (Service Class) ING Capital Guardian Large Cap Value Portfolio (Advisor Class) ING Capital Guardian Managed Global Portfolio (Service Class) ING Capital Guardian Managed Global Portfolio (Advisor Class) ING Capital Guardian Small Cap Portfolio (Service Class)
   ING Capital Guardian Small Cap Portfolio (Advisor Class)
   ING Developing World Portfolio (Service Class)
   ING Developing World Portfolio (Advisor Class)
   ING Eagle Asset Capital Appreciation Portfolio (Service Class) ING Eagle Asset Capital Appreciation Portfolio (Advisor Class) ING Evergreen Health Sciences (Advisor Class)
   ING Evergreen Health Sciences (Service Class)
   ING Evergreen Omega (Advisor Class)
   ING Evergreen Omega (Service Class)
   ING FMR Diversified Mid-Cap Portfolio (Service Class)
   ING FMR Diversified Mid-Cap Portfolio (Advisor Class)
   ING Goldman Sachs Tollkeeper Portfolio (Service Class)
   ING Goldman Sachs Tollkeeper Portfolio (Advisor Class)
   ING Hard Assets Portfolio (Service Class)
   ING Hard Assets Portfolio (Advisor Class)
   ING International Portfolio (Service Class)

   ING International Portfolio (Advisor Class)
   ING Janus Special Equity Portfolio (Service Class)
   ING Janus Special Equity Portfolio (Advisor Class)
   ING Jennison Equity Opportunities Portfolio (Service Class)
   ING Jennison Equity Opportunities Portfolio (Advisor Class)
   ING JPMorgan Small Cap Equity Portfolio (Service Class)
   ING JPMorgan Small Cap Equity Portfolio (Advisor Class)
   ING Julius Baer Foreign Portfolio (Service Class)
   ING Julius Baer Foreign Portfolio (Advisor Class)
   ING Legg Mason Value Portfolio (Service Class)
   ING Legg Mason Value Portfolio (Advisor Class)
   ING LifeStyle Aggressive Growth
   ING LifeStyle Growth
   ING LifeStyle Moderate Growth
   ING LifeStyle Moderate
   ING Limited Maturity Bond Portfolio (Service Class)
   ING Liquid Assets Portfolio (Service Class)
   ING Liquid Assets Portfolio (Advisor Class)
   ING Marsico Growth Portfolio (Service Class)
   ING Marsico Growth Portfolio (Advisor Class)
   ING Mercury Focus Value Portfolio (Service Class)
   ING Mercury Focus Value Portfolio (Advisor Class)
   ING Mercury Large Cap Growth Portfolio (Service Class)
   ING Mercury Large Cap Growth Portfolio (Advisor Class)
   ING MFS(R) Mid-Cap Growth Portfolio (Service Class)
   ING MFS(R) Mid-Cap Growth Portfolio (Advisor Class)
   ING MFS(R) Total Return Portfolio (Service Class)
   ING MFS(R) Total Return Portfolio (Advisor Class)
   ING Oppenheimer Main Street Portfolio (Service Class)
   ING Oppenheimer Main Street Portfolio (Advisor Class)
   ING PIMCO Core Bond Portfolio (Service Class)
   ING PIMCO Core Bond Portfolio (Advisor Class)
   ING PIMCO High Yield
   ING Salomon Brothers All Cap Portfolio (Service Class)
   ING Salomon Brothers All Cap Portfolio (Advisor Class)
   ING Salomon Brothers Investors Portfolio (Service Class)
   ING Salomon Brothers Investors Portfolio (Advisor Class)
   ING T. Rowe Price Capital Appreciation Portfolio (Service Class)
   ING T. Rowe Price Capital Appreciation Portfolio (Advisor Class)
   ING T. Rowe Price Equity Income Portfolio (Service Class)
   ING T. Rowe Price Equity Income Portfolio (Advisor Class)
   ING UBS U.S. Balanced Portfolio (Service Class)
   ING UBS U.S. Balanced Portfolio (Advisor Class)
   ING Van Kampen Equity Growth Portfolio (Service Class)
   ING Van Kampen Equity Growth Portfolio (Advisor Class)
   ING Van Kampen Global Franchise Portfolio (Service Class)
   ING Van Kampen Global Franchise Portfolio (Advisor Class)
   ING Van Kampen Growth and Income Portfolio (Service Class)
   ING Van Kampen Growth and Income Portfolio (Advisor Class)
   ING Van Kampen Real Estate Portfolio (Service Class)
   ING Van Kampen Real Estate Portfolio (Advisor Class)
ING Partners, Inc.:
   ING American Century Select Portfolio (Service Class)
   ING American Century Small Cap Value Portfolio (Service Class)
   ING Baron Small Cap Growth Portfolio (Service Class)
   ING JPMorgan International Portfolio (Service Class)
   ING JPMorgan Mid Cap Value Portfolio (Service Class)
   ING MFS(R) Capital Opportunities Portfolio (Initial Class)
   ING MFS(R) Capital Opportunities Portfolio (Service Class)
   ING OpCap Balanced Value Portfolio (Service Class)
   ING Oppenheimer Global Portfolio (Service Class)
   ING PIMCO Total Return Portfolio (Service Class)
   ING Salomon Brothers Aggressive Growth Portfolio (Service Class)
   ING Salomon Brothers Fundamental Value Portfolio (Service Class)
   ING Salomon Brothers Investors Value Portfolio (Service Class)
   ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)

   ING T. Rowe Price Growth Equity Portfolio (Service Class) ING UBS U.S. Large Cap Equity Portfolio (Service Class)
   ING Van Kampen Comstock Fund (Service Class)
   ING Van Kampen Equity and Income Portfolio (Service Class) ING Variable Insurance Trust:
   ING GET U.S. Core Portfolio - Series 1
   ING GET U.S. Core Portfolio - Series 2 (Guaranteed)
   ING GET U.S. Core Portfolio - Series 3
   ING GET U.S. Core Portfolio - Series 4
   ING GET U.S. Core Portfolio - Series 5
   ING GET U.S. Core Portfolio - Series 6
   ING GET U.S. Core Portfolio - Series 7
   ING VP Worldwide Growth Portfolio
ING Variable Portfolios, Inc.:
   ING VP Balanced Portfolio (Service Class)
   ING VP Growth Portfolio (Service Class)
   ING VP Index Plus LargeCap Portfolio (Service Class)
   ING VP Index Plus MidCap Portfolio (Service Class)
   ING VP Index Plus SmallCap Portfolio (Service Class)
   ING VP Intermediate Bond Portfolio (Service Class)
   ING VP International Equity Portfolio (Service Class)
   ING VP Small Company Portfolio (Service Class)
   ING VP Value Opportunity Portfolio (Service Class)
ING Variable Products Trust:
   ING VP Convertible Portfolio (Service Class)
   ING VP Financial Services Portfolio (Service Class)
   ING VP Growth and Income Portfolio (Service Class)
   ING VP Growth Opportunities Portfolio (Service Class)
   ING VP International Value Portfolio (Service Class)
   ING VP LargeCap Growth Portfolio (Service Class)
   ING VP MagnaCap Portfolio (Service Class)
   ING VP MidCap Opportunities Portfolio (Service Class)
   ING VP SmallCap Opportunities Portfolio (Service Class)
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation Fund (Class II)
   AIM V.I. Core Equity Fund (Class II)
   AIM V.I. Dent Demographic Trends Fund (Class II)
   AIM V.I. Financial Services Fund
   AIM V.I. Growth Fund (Class II)
   AIM V.I. Health Sciences Fund
   AIM V.I. Leisure Fund
   AIM V.I. Premier Equity Fund (Class II)
   AIM V.I. Utilities Fund
AllianceBernstein Variable Products Series Fund, Inc.:
   AllianceBernstein Growth and Income Portfolio (Class B) AllianceBernstein Premier Growth Portfolio (Class B) AllianceBernstein Value Portfolio (Class B)
Fidelity Variable Insurance Products Fund:
   Fidelity(R) VIP Equity-Income Portfolio (Class S2) Fidelity(R) VIP Growth Portfolio (Class S2)
   Fidelity(R) VIP Contrafund(R) Portfolio (Class S2) Fidelity(R) VIP Overseas Portfolio (Class S2)
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities Fund (Class 2)
Goldman Sachs Asset Management, L.P.:
   ING Goldman Sachs(R) Capital Growth
Greenwich Street Series Fund:
   Greenwich Appreciation Portfolio
Janus Aspen Series:
   Janus Aspen Series Balanced Portfolio (Class S)
   Janus Aspen Series Flexible Income Portfolio (Class S) Janus Aspen Series Growth Portfolio (Class S)
   Janus Aspen Series Worldwide Growth Portfolio (Class S) Liberty Variable Insurance Trust:
   Colonial Small Cap Value Fund (Class B)
Liberty Variable Series:
   Liberty Asset Allocation Fund Variable Series (Class A) Liberty Equity Fund Variable Series (Class A)
   Liberty Federal Securities Fund Variable Series (Class A) Liberty Small Company Growth Fund Variable Series (Class A)
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities Fund/VA (Class S)
   Oppenheimer Strategic Bond Fund/VA (Class S)
PIMCO Variable Insurance Trust:
   PIMCO High Yield Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT Portfolio (Class II)
   Pioneer Fund VCT Portfolio (Class II)
   Pioneer Mid-Cap Value VCT
   Pioneer Small Company VCT Portfolio (Class II)
ProFunds VP:
   ProFund VP Bull
   ProFund VP Europe 30
   ProFund VP Rising Rates Opportunity
   ProFund VP Small Cap
Prudential Series Fund, Inc.:
   Jennison Portfolio (Class II)
   SP William Blair International Growth Portfolio (Class II)

Putnam Variable Trust:
   Putnam VT Discovery Growth Fund (Class IB)
   Putnam VT Growth and Income (Class IB)
   Putnam VT International Growth and Income (Class IB)
Travelers Series Fund Inc.:
   Smith Barney High Income
   Smith Barney International All Cap Growth
   Smith Barney Large Cap Value
   Smith Barney Money Market
UBS Series Trust:
   UBS U.S. Allocation Portfolio (Class I)
Wells Fargo:
   Wells Fargo VT Asset Allocation
   Wells Fargo VT Equity Income Fund
   Wells Fargo VT Equity Value
   Wells Fargo VT Large Company Growth
   Wells Fargo VT Money Market
   Wells Fargo VT Small Cap Growth
   Wells Fargo VT Total Return Bond

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Separate Account B of ING USA Annuity and Life Insurance Company at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
Atlanta, Georgia
March 15, 2005

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING GET           ING GET           ING GET         ING GET          ING GET
                                                    Fund-             Fund-             Fund-           Fund-            Fund-
                                                   Series N         Series P          Series Q        Series R         Series S
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $    17,681      $    84,987      $   107,157      $   113,414      $   134,164
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                           17,681           84,987          107,157          113,414          134,164

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       2                4               22               24               18
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           2                4               22               24               18
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $    17,679      $    84,983      $   107,135      $   113,390      $   134,146
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $    17,679      $    84,983      $   107,135      $   113,390      $   134,146
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $    17,679      $    84,983      $   107,135      $   113,390      $   134,146
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  1,752,322        8,439,651       10,333,324       10,649,190       12,814,161
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    17,650      $    84,778      $   103,677      $   106,840      $   128,541
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                     ING AIM           ING AIM
                                                                                                     Mid-Cap            Mid-Cap
                                                     ING GET         ING GET         ING GET          Growth            Growth
                                                      Fund-           Fund-           Fund-          (Service          (Advisor
                                                    Series T        Series U        Series V          Class)            Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   136,456      $   143,430      $   231,081      $   226,742      $     6,536
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          136,456          143,430          231,081          226,742            6,536

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       9               32               51               55                1
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           9               32               51               55                1
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   136,447      $   143,398      $   231,030      $   226,687      $     6,535
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   136,447      $   143,398      $   231,030      $   226,557      $     6,535
Contracts in payout (annuitization)
    period                                                 --               --               --              130               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   136,447      $   143,398      $   231,030      $   226,687      $     6,535
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 13,020,636       13,764,877       23,131,238       16,265,565          470,543
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   130,666      $   137,961      $   231,496      $   173,332      $     5,778
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                  ING Alliance    ING Alliance
                                                     Mid-Cap         Mid-Cap            ING         ING American
                                                     Growth          Growth          American           Funds         ING American
                                                    (Service        (Advisor           Funds           Growth-           Funds
                                                     Class)          Class)           Growth           Income        International
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   517,122      $    12,842      $   854,182      $   661,236      $   316,903
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          517,122           12,842          854,182          661,236          316,903

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                     108                2              119               86               39
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                         108                2              119               86               39
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   517,014      $    12,840      $   854,063      $   661,150      $   316,864
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   517,014      $    12,840      $   854,063      $   661,150      $   316,864
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   517,014      $    12,840      $   854,063      $   661,150      $   316,864
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 29,035,482          723,097       16,788,165       17,905,105       19,769,380
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   341,863      $    10,668      $   776,358      $   610,914      $   279,135
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                  ING Capital      ING Capital      ING Capital      ING Capital
                                                    Guardian         Guardian         Guardian         Guardian       ING Capital
                                                   Large Cap        Large Cap         Managed          Managed         Guardian
                                                     Value            Value            Global           Global         Small Cap
                                                (Service Class)  (Advisor Class)  (Service Class)  (Advisor Class)  (Service Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   648,768      $    10,042      $   383,155      $     4,767      $   538,135
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          648,768           10,042          383,155            4,767          538,135

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                     103                1               62               --              114
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                         103                1               62               --              114
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   648,665      $    10,041      $   383,093      $     4,767      $   538,021
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   648,665      $    10,041      $   382,995      $     4,767      $   537,992
Contracts in payout (annuitization)
    period                                                 --               --               98               --               29
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   648,665      $    10,041      $   383,093      $     4,767      $   538,021
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 56,219,061          871,694       30,701,494          383,543       45,643,301
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   535,847      $     8,317      $   306,280      $     4,173      $   392,490
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING Capital         ING              ING            ING Eagle       ING Eagle
                                                    Guardian       Developing       Developing       Asset Capital   Asset Capital
                                                    Small Cap         World            World         Appreciation     Appreciation
                                                    (Advisor        (Service         (Advisor          (Service        (Advisor
                                                     Class)          Class)           Class)            Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     7,940      $   151,735      $     7,218      $   223,289      $     1,905
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            7,940          151,735            7,218          223,289            1,905

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       1               29                1               42               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           1               29                1               42               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     7,939      $   151,706      $     7,217      $   223,247      $     1,905
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     7,939      $   151,645      $     7,217      $   223,238      $     1,905
Contracts in payout (annuitization)
    period                                                 --               61               --                9               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     7,939      $   151,706      $     7,217      $   223,247      $     1,905
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    674,623       13,933,426          665,264       12,255,153          104,703
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     6,899      $   123,259      $     5,968      $   178,928      $     1,590
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                      ING              ING                                              ING FMR
                                                   Evergreen        Evergreen           ING              ING          Diversified
                                                    Health           Health          Evergreen        Evergreen         Mid-Cap
                                                   Sciences         Sciences           Omega            Omega          (Service
                                                (Advisor Class)  (Service Class)  (Advisor Class)  (Service Class)      Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
     at fair value                                $     2,731      $    29,374      $       317      $     3,037      $   252,407
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            2,731           29,374              317            3,037          252,407

Liabilities
Payable to ING USA Annuity and Life
     Insurance Company                                     --                3               --               --               42
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --                3               --               --               42
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     2,731      $    29,371      $       317      $     3,037      $   252,365
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     2,731      $    29,371      $       317      $     3,037      $   252,365
Contracts in payout (annuitization)
     period                                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     2,731      $    29,371      $       317      $     3,037      $   252,365
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    273,410        2,937,373           30,144          288,104       20,587,855
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     2,566      $    27,699      $       299      $     2,885      $   188,912
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING FMR            ING              ING
                                                   Diversified     Goldman Sachs    Goldman Sachs      ING Hard        ING Hard
                                                     Mid-Cap        Tollkeeper        Tollkeeper        Assets          Assets
                                                    (Advisor         (Service          (Advisor        (Service        (Advisor
                                                     Class)           Class)            Class)          Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     9,745      $    68,263      $     4,338      $   187,973      $    10,191
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            9,745           68,263            4,338          187,973           10,191

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       1               12                1               28                2
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           1               12                1               28                2
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     9,744      $    68,251      $     4,337      $   187,945      $    10,189
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     9,744      $    68,251      $     4,337      $   187,911      $    10,189
Contracts in payout (annuitization)
    period                                                 --               --               --               34               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     9,744      $    68,251      $     4,337      $   187,945      $    10,189
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    796,186        9,126,098          581,555       11,965,153          649,934
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     7,688      $    56,345      $     3,774      $   161,084      $     9,006
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                     ING Janus       ING Janus       ING Jennison
                                                       ING             ING            Special         Special           Equity
                                                  International   International       Equity          Equity         Opportunities
                                                    (Service        (Advisor         (Service        (Advisor         (Service
                                                     Class)          Class)           Class)          Class)            Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   177,674      $     9,038      $    65,692      $     2,177      $   315,006
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          177,674            9,038           65,692            2,177          315,006

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      34                1               14               --               76
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          34                1               14               --               76
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   177,640      $     9,037      $    65,678      $     2,177      $   314,930
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   177,640      $     9,037      $    65,678      $     2,177      $   314,760
Contracts in payout (annuitization)
    period                                                 --               --               --               --              170
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   177,640      $     9,037      $    65,678      $     2,177      $   314,930
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 17,300,276          881,754        5,966,548          198,232       21,356,308
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   143,117      $     7,204      $    51,304      $     1,818      $   237,272
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                  ING Jennison    ING JPMorgan      ING JPMorgan         ING              ING
                                                     Equity           Small             Small        Julius Baer      Julius Baer
                                                 Opportunities     Cap Equity        Cap Equity        Foreign          Foreign
                                                    (Advisor        (Service          (Advisor        (Service         (Advisor
                                                     Class)          Class)            Class)          Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     3,292      $   158,649      $    32,614      $   185,622      $    17,518
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            3,292          158,649           32,614          185,622           17,518

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               22                4               30                2
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               22                4               30                2
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     3,292      $   158,627      $    32,610      $   185,592      $    17,516
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     3,292      $   158,627      $    32,610      $   185,592      $    17,516
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     3,292      $   158,627      $    32,610      $   185,592      $    17,516
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    223,774       11,866,070        2,448,499       15,189,977        1,433,534
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     2,760      $   128,683      $    25,761      $   160,953      $    15,133
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                    ING Legg         ING Legg           ING                               ING
                                                   Mason Value      Mason Value      LifeStyle           ING           LifeStyle
                                                    (Service         (Advisor       Aggressive        LifeStyle        Moderate
                                                     Class)           Class)          Growth           Growth           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   288,374      $    13,917      $   214,588      $   475,452      $   453,932
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          288,374           13,917          214,588          475,452          453,932

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      48                2               22               --               45
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          48                2               22               --               45
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   288,326      $    13,915      $   214,566      $   475,452      $   453,887
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   288,326      $    13,915      $   214,566      $   475,452      $   453,887
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   288,326      $    13,915      $   214,566      $   475,452      $   453,887
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 28,751,194        1,388,881       18,873,202       42,262,420       41,005,626
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   240,121      $    11,720      $   193,404      $   435,349      $   421,259
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                       ING          ING Liquid       ING Liquid      ING Marsico
                                                       ING           Limited          Assets           Assets           Growth
                                                    LifeStyle       Maturity         (Service         (Advisor         (Service
                                                    Moderate          Bond            Class)           Class)            Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   211,846      $   357,370      $   618,391      $     9,498      $   813,644
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          211,846          357,370          618,391            9,498          813,644

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      19               65              110                1              212
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          19               65              110                1              212
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   211,827      $   357,305      $   618,281      $     9,497      $   813,432
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   211,827      $   357,234      $   618,267      $     9,497      $   813,432
Contracts in payout (annuitization)
    period                                                 --               71               14               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   211,827      $   357,305      $   618,281      $     9,497      $   813,432
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 19,382,043       32,195,535      618,391,025        9,498,131       56,074,696
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   199,474      $   369,629      $   618,391      $     9,498      $   577,617
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                     ING Mercury      ING Mercury
                                                   ING Marsico      ING Mercury      ING Mercury      Large Cap        Large Cap
                                                     Growth         Focus Value      Focus Value       Growth           Growth
                                                    (Advisor         (Service         (Advisor        (Service         (Advisor
                                                     Class)           Class)           Class)          Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $    15,097      $    40,919      $     2,419      $    18,863      $     2,165
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                           15,097           40,919            2,419           18,863            2,165

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       2                6               --                2               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           2                6               --                2               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $    15,095      $    40,913      $     2,419      $    18,861      $     2,165
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $    15,095      $    40,913      $     2,419      $    18,861      $     2,165
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $    15,095      $    40,913      $     2,419      $    18,861      $     2,165
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  1,043,343        3,500,380          207,287        1,799,937          207,385
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    12,680      $    37,524      $     2,255      $    17,748      $     2,040
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING MFS(R)      ING MFS(R)                                            ING
                                                    Mid-Cap          Mid-Cap         ING MFS(R)       ING MFS(R)      Oppenheimer
                                                     Growth          Growth        Total Return     Total Return      Main Street
                                                    (Service        (Advisor         (Service         (Advisor         (Service
                                                     Class)          Class)           Class)            Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   661,736      $    17,095      $ 1,279,599      $    35,151      $   487,752
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          661,736           17,095        1,279,599           35,151          487,752

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                     164                2              227                4              114
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                         164                2              227                4              114
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   661,572      $    17,093      $ 1,279,372      $    35,147      $   487,638
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   661,515      $    17,093      $ 1,279,372      $    35,147      $   487,638
Contracts in payout (annuitization)
    period                                                 57               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   661,572      $    17,093      $ 1,279,372      $    35,147      $   487,638
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 56,947,978        1,474,990       68,136,245        1,878,739       29,294,423
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   456,394      $    14,217      $ 1,115,976      $    31,513      $   398,887
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                       ING                                                           ING Salomon
                                                   Oppenheimer      ING PIMCO       ING PIMCO                         Brothers
                                                   Main Street      Core Bond       Core Bond                          All Cap
                                                    (Advisor        (Service        (Advisor          ING PIMCO        (Service
                                                     Class)          Class)          Class)          High Yield         Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     2,848      $   581,680      $    27,858      $   655,007      $   427,312
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            2,848          581,680           27,858          655,007          427,312

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               85                3              146               76
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               85                3              146               76
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     2,848      $   581,595      $    27,855      $   654,861      $   427,236
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     2,848      $   581,595      $    27,855      $   654,861      $   427,236
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     2,848      $   581,595      $    27,855      $   654,861      $   427,236
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    171,339       53,267,441        2,555,787       62,381,651       33,409,875
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     2,426      $   563,664      $    27,602      $   625,635      $   362,404
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING Salomon     ING Salomon     ING Salomon       ING T. Rowe      ING T. Rowe
                                                    Brothers        Brothers        Brothers        Price Capital    Price Capital
                                                     All Cap        Investors       Investors       Appreciation      Appreciation
                                                    (Advisor        (Service        (Advisor          (Service          (Advisor
                                                     Class)          Class)          Class)            Class)            Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $    14,781      $   145,344      $     1,920      $ 1,867,107      $    55,433
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                           14,781          145,344            1,920        1,867,107           55,433

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       2               22               --              303                6
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           2               22               --              303                6
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $    14,779      $   145,322      $     1,920      $ 1,866,804      $    55,427
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $    14,779      $   145,322      $     1,920      $ 1,866,241      $    55,427
Contracts in payout (annuitization)
    period                                                 --               --               --              563               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $    14,779      $   145,322      $     1,920      $ 1,866,804      $    55,427
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  1,158,407       12,660,603          167,395       76,208,466        2,268,131
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    13,054      $   125,811      $     1,665      $ 1,425,105      $    47,298
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                  ING T. Rowe       ING T. Rowe         ING              ING              ING
                                                  Price Equity     Price Equity       UBS U.S.         UBS U.S.        Van Kampen
                                                     Income           Income         Balanced         Balanced       Equity Growth
                                                    (Service         (Advisor        (Service         (Advisor         (Service
                                                     Class)           Class)          Class)           Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   916,344      $    23,094      $   102,119      $     3,204      $    40,335
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          916,344           23,094          102,119            3,204           40,335

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                     154                3               17               --                6
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                         154                3               17               --                6
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   916,190      $    23,091      $   102,102      $     3,204      $    40,329
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   915,658      $    23,091      $   102,102      $     3,204      $    40,329
Contracts in payout (annuitization)
    period                                                532               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   916,190      $    23,091      $   102,102      $     3,204      $    40,329
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 66,691,676        1,685,726       10,715,503          336,936        3,912,226
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   768,602      $    19,599      $    91,608      $     2,925      $    35,208
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                      ING              ING              ING              ING             ING
                                                   Van Kampen      Van Kampen       Van Kampen        Van Kampen      Van Kampen
                                                 Equity Growth       Global           Global          Growth and      Growth and
                                                    (Advisor        Franchise        Franchise          Income           Income
                                                     Class)      (Service Class)  (Advisor Class)  (Service Class)  (Advisor Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     9,812      $   117,224      $    39,836      $   772,951      $    53,337
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            9,812          117,224           39,836          772,951           53,337

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       1               16                5              155      $         6
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           1               16                5              155                6
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     9,811      $   117,208      $    39,831      $   772,796      $    53,331
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     9,811      $   117,208      $    39,831      $   772,703      $    53,331
Contracts in payout (annuitization)
    period                                                 --               --               --               93               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     9,811      $   117,208      $    39,831      $   772,796      $    53,331
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    954,496        9,281,389        3,164,090       31,104,675        2,151,573
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     8,772      $    98,769      $    33,919      $   702,604      $    44,870
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                      ING              ING                               ING
                                                   Van Kampen      Van Kampen           ING           American
                                                  Real Estate      Real Estate       American          Century         ING Baron
                                                    (Service        (Advisor          Century         Small Cap        Small Cap
                                                     Class)          Class)           Select            Value           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   557,477      $    17,801      $       291      $       389      $     1,448
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          557,477           17,801              291              389            1,448

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                     100                2               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                         100                2               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   557,377      $    17,799      $       291      $       389      $     1,448
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   557,284      $    17,799      $       291      $       389      $     1,448
Contracts in payout (annuitization)
    period                                                 93               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   557,377      $    17,799      $       291      $       389      $     1,448
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 20,191,119          645,436           31,425           31,848           96,811
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   383,864      $    13,444      $       262      $       342      $     1,229
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                     ING MFS(R)
                                                                       ING          ING MFS(R)         Capital
                                                       ING          JPMorgan          Capital       Opportunities     ING OpCap
                                                    JPMorgan         Mid Cap       Opportunities      (Service        Balanced
                                                  International       Value       (Initial Class)      Class)           Value
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $    63,875      $    21,151      $     3,939      $       444      $     1,031
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                           63,875           21,151            3,939              444            1,031

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      10                2                1               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          10                2                1               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $    63,865      $    21,149      $     3,938      $       444      $     1,031
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $    63,865      $    21,149      $     3,938      $       444      $     1,031
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $    63,865      $    21,149      $     3,938      $       444      $     1,031
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  5,218,574        1,522,736          144,815           16,418           76,789
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    57,490      $    18,954      $     3,301      $       358      $       944
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                        ING              ING             ING
                                                                                    ING Salomon        Salomon         Salomon
                                                       ING          ING PIMCO        Brothers         Brothers        Brothers
                                                   Oppenheimer        Total         Aggressive       Fundamental      Investors
                                                     Global          Return           Growth            Value           Value
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     3,060      $     2,116      $   113,051      $       809      $       651
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            3,060            2,116          113,051              809              651

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               20               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               20               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     3,060      $     2,116      $   113,031      $       809      $       651
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     3,060      $     2,116      $   113,031      $       809      $       651
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     3,060      $     2,116      $   113,031      $       809      $       651
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    243,276          193,092        2,851,228           44,970           45,957
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     2,746      $     2,082      $   105,877      $       707      $       580
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                      ING
                                                 T. Rowe Price        ING                                               ING Van
                                                  Diversified    T. Rowe Price     ING UBS U.S.         ING Van          Kampen
                                                     Mid Cap         Growth          Large Cap          Kampen         Equity and
                                                     Growth          Equity           Equity           Comstock          Income
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $       529      $     2,982      $       674      $   103,296      $       256
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                              529            2,982              674          103,296              256

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               --               12               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               --               12               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $       529      $     2,982      $       674      $   103,284      $       256
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $       529      $     2,982      $       674      $   103,284      $       256
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $       529      $     2,982      $       674      $   103,284      $       256
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     66,220           60,262           79,139        8,404,891            7,660
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $       484      $     2,508      $       615      $    87,506      $       232
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING GET         ING GET          ING GET          ING GET           ING GET
                                                    U.S. Core       U.S. Core        U.S. Core        U.S. Core         U.S. Core
                                                   Portfolio -     Portfolio -      Portfolio -      Portfolio -       Portfolio -
                                                    Series 1        Series 2         Series 3         Series 4          Series 5
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   170,878      $   113,378      $   139,184      $    76,388      $    43,094
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          170,878          113,378          139,184           76,388           43,094

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      23               10               23               15                6
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          23               10               23               15                6
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   170,855      $   113,368      $   139,161      $    76,373      $    43,088
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   170,855      $   113,368      $   139,161      $    76,373      $    43,088
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   170,855      $   113,368      $   139,161      $    76,373      $    43,088
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 16,090,185       10,859,982       13,739,822        7,261,244        4,076,994
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   161,054      $   108,670      $   137,565      $    72,682      $    40,844
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING GET         ING GET
                                                    U.S. Core       U.S. Core        ING VP
                                                   Portfolio -     Portfolio -      Worldwide          ING VP          ING VP
                                                    Series 6        Series 7         Growth           Balanced         Growth
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $    60,320      $     1,268      $    56,083      $     3,120      $       356
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                           60,320            1,268           56,083            3,120              356

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       6               --               10               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           6               --               10               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $    60,314      $     1,268      $    56,073      $     3,120      $       356
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $    60,314      $     1,268      $    56,073      $     3,120      $       356
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $    60,314      $     1,268      $    56,073      $     3,120      $       356
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  5,960,491          126,727        7,418,413          233,717           37,516
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    59,767      $     1,268      $    45,955      $     2,892      $       305
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING VP          ING VP          ING VP            ING VP           ING VP
                                                   Index Plus      Index Plus      Index Plus        Intermediate    International
                                                    LargeCap         MidCap         SmallCap            Bond            Equity
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   128,169      $    79,297      $    68,993      $   203,403      $       265
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          128,169           79,297           68,993          203,403              265

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      14                8                8               38               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          14                8                8               38               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   128,155      $    79,289      $    68,985      $   203,365      $       265
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   128,155      $    79,289      $    68,985      $   203,365      $       265
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   128,155      $    79,289      $    68,985      $   203,365      $       265
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  8,701,222        4,393,192        4,237,928       15,538,800           30,443
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   114,944      $    68,735      $    60,009      $   213,464      $       237
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING VP          ING VP                            ING VP           ING VP
                                                      Small           Value          ING VP           Financial       Growth and
                                                     Company       Opportunity     Convertible        Services          Income
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     1,267      $     3,479      $     8,609      $    14,252      $     1,776
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            1,267            3,479            8,609           14,252            1,776

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --                1                1                2               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --                1                1                2               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     1,267      $     3,478      $     8,608      $    14,250      $     1,776
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     1,267      $     3,478      $     8,608      $    14,250      $     1,776
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     1,267      $     3,478      $     8,608      $    14,250      $     1,776
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     63,672          265,152          730,837        1,289,806           91,844
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     1,075      $     3,049      $     8,238      $    13,241      $     1,545
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING VP          ING VP                           ING VP            ING VP
                                                  International     LargeCap          ING VP          MidCap           SmallCap
                                                      Value          Growth          MagnaCap      Opportunities     Opportunities
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     1,244      $     1,873      $    29,644      $    31,960      $   103,716
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            1,244            1,873           29,644           31,960          103,716

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --                5                5               18
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --                5                5               18
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     1,244      $     1,873      $    29,639      $    31,955      $   103,698
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     1,244      $     1,873      $    29,639      $    31,955      $   103,698
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     1,244      $     1,873      $    29,639      $    31,955      $   103,698
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     96,295          205,849        3,107,349        4,706,883        6,426,020
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     1,111      $     1,401      $    24,466      $    29,801      $    84,187
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                     AIM V.I.
                                                    AIM V.I.        AIM V.I.           Dent           AIM V.I.
                                                     Capital          Core          Demographic       Financial        AIM V.I.
                                                  Appreciation       Equity           Trends          Services          Growth
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $        69      $       162      $    67,233      $    55,521      $     3,975
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                               69              162           67,233           55,521            3,975

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               13               10               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               13               10               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $        69      $       162      $    67,220      $    55,511      $     3,975
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $        69      $       162      $    67,220      $    55,511      $     3,975
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $        69      $       162      $    67,220      $    55,511      $     3,975
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                      3,086            7,224       12,005,901        3,800,174          249,537
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $        60      $       130      $    59,809      $    49,673      $     3,432
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                                       Alliance-
                                                    AIM V.I.                        AIM V.I.                           Bernstein
                                                     Health         AIM V.I.         Premier         AIM V.I.         Growth and
                                                    Sciences         Leisure         Equity          Utilities          Income
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $    92,045      $    55,929      $       157      $    77,563      $    16,978
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                           92,045           55,929              157           77,563           16,978

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      16                9               --               12                2
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          16                9               --               12                2
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $    92,029      $    55,920      $       157      $    77,551      $    16,976
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $    92,029      $    55,920      $       157      $    77,551      $    16,976
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $    92,029      $    55,920      $       157      $    77,551      $    16,976
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  4,870,111        4,517,701            7,423        4,968,830          711,270
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    82,285      $    46,212      $       136      $    67,111      $    14,420
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                    Alliance-                       Fidelity(R)
                                                    Bernstein       Alliance-           VIP          Fidelity(R)      Fidelity(R)
                                                     Premier        Bernstein         Equity-           VIP               VIP
                                                     Growth           Value           Income           Growth         Contrafund(R)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     4,895      $    10,411      $   245,447      $   239,997      $    46,863
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            4,895           10,411          245,447          239,997           46,863

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       1                1               33               38                4
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           1                1               33               38                4
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     4,894      $    10,410      $   245,414      $   239,959      $    46,859
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     4,894      $    10,410      $   245,414      $   239,959      $    46,859
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     4,894      $    10,410      $   245,414      $   239,959      $    46,859
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    211,813          830,209        9,782,657        7,585,230        1,778,474
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     4,176      $     8,535      $   210,061      $   221,480      $    39,098
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                    Franklin       ING Goldman
                                                  Fidelity(R)       Small Cap         Sachs(R)                        Janus Aspen
                                                      VIP            Value            Capital         Greenwich         Series
                                                   Overseas        Securities         Growth        Appreciation       Balanced
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $       458      $     1,018      $         9      $       626      $     4,286
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                              458            1,018                9              626            4,286

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $       458      $     1,018      $         9      $       626      $     4,286
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $       458      $     1,018      $         9      $       626      $     4,286
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $       458      $     1,018      $         9      $       626      $     4,286
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     26,339           65,019              771           26,723          169,823
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $       438      $       851      $         8      $       564      $     3,842
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                   Janus Aspen                     Janus Aspen
                                                     Series        Janus Aspen       Series          Colonial          Liberty
                                                    Flexible         Series         Worldwide        Small Cap          Asset
                                                     Income          Growth          Growth            Value          Allocation
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     1,768      $       752      $     6,720      $   240,464      $       601
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            1,768              752            6,720          240,464              601

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --                1               40               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --                1               40               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     1,768      $       752      $     6,719      $   240,424      $       601
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     1,768      $       752      $     6,719      $   240,424      $       601
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     1,768      $       752      $     6,719      $   240,424      $       601
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    139,111           37,907          252,447       14,211,821           40,522
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     1,821      $       652      $     5,908      $   212,225      $       464
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                     Liberty
                                                                     Liberty          Small          Oppenheimer      Oppenheimer
                                                     Liberty         Federal         Company           Global          Strategic
                                                     Equity        Securities        Growth          Securities          Bond
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $       618      $        90      $        81      $     7,640      $     1,496
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                              618               90               81            7,640            1,496

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $       618      $        90      $        81      $     7,640      $     1,496
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $       618      $        90      $        81      $     7,640      $     1,496
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $       618      $        90      $        81      $     7,640      $     1,496
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     40,465            8,153            7,332          260,494          282,724
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $       759      $        90      $        62      $     6,312      $     1,440
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                      PIMCO
                                                   StocksPLUS        Pioneer                          Pioneer           Pioneer
                                                   Growth and        Equity-         Pioneer          Mid-Cap            Small
                                                     Income        Income VCT       Fund VCT         Value VCT        Company VCT
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   171,059      $     1,659      $    83,536      $   485,776      $     7,983
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          171,059            1,659           83,536          485,776            7,983

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      36               --               11               76                1
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          36               --               11               76                1
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   171,023      $     1,659      $    83,525      $   485,700      $     7,982
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   171,023      $     1,659      $    83,525      $   485,700      $     7,982
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   171,023      $     1,659      $    83,525      $   485,700      $     7,982
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 16,953,307           80,214        4,072,929       19,876,266          621,272
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   137,935      $     1,422      $    70,417      $   390,078      $     6,561
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                    ProFund VP
                                                     ProFund         ProFund       Rising Rates      ProFund VP
                                                     VP Bull      VP Europe 30      Opportunity       Small Cap        Jennison
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   106,166      $    37,243      $    52,385      $   147,670      $    67,096
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          106,166           37,243           52,385          147,670           67,096

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      21                6                7               26               11
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          21                6                7               26               11
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   106,145      $    37,237      $    52,378      $   147,644      $    67,085
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   106,145      $    37,237      $    52,378      $   147,644      $    67,085
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   106,145      $    37,237      $    52,378      $   147,644      $    67,085
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  3,847,982        1,316,951        2,520,950        4,109,937        3,733,801
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   100,535      $    34,698      $    57,841      $   135,163      $    53,095
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                       SP                                            Putnam VT
                                                  William Blair     Putnam VT       Putnam VT      International
                                                  International     Discovery      Growth and       Growth and       Smith Barney
                                                     Growth          Growth          Income           Income          High Income
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   108,396      $     3,031      $     3,362      $     3,609      $       265
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          108,396            3,031            3,362            3,609              265

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      16               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          16               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   108,380      $     3,031      $     3,362      $     3,609      $       265
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   108,380      $     3,031      $     3,362      $     3,609      $       265
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   108,380      $     3,031      $     3,362      $     3,609      $       265
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 16,011,202          609,763          132,162          267,161           35,160
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    93,154      $     2,484      $     2,717      $     2,604      $       297
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                  Smith Barney
                                                  International   Smith Barney      Smith Barney                      Wells Fargo
                                                     All Cap          Large            Money          UBS U.S.         VT Asset
                                                     Growth         Cap Value          Market        Allocation       Allocation
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $       214      $       422      $        37      $     5,828      $     1,880
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                              214              422               37            5,828            1,880

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               --                1               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               --                1               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $       214      $       422      $        37      $     5,827      $     1,880
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $       214      $       422      $        37      $     5,827      $     1,880
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $       214      $       422      $        37      $     5,827      $     1,880
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     16,473           23,391           36,716          433,015          144,922
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $       260      $       447      $        37      $     4,927      $     1,787
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                   Wells Fargo
                                                   Wells Fargo     Wells Fargo       VT Large        Wells Fargo      Wells Fargo
                                                    VT Equity       VT Equity        Company          VT Money        VT Small Cap
                                                     Income           Value          Growth            Market           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $       882      $       211      $     2,266      $       369      $       569
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                              882              211            2,266              369              569

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $       882      $       211      $     2,266      $       369      $       569
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $       882      $       211      $     2,266      $       369      $       569
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $       882      $       211      $     2,266      $       369      $       569
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     54,020           23,147          255,140          368,901           72,486
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $       828      $       199      $     2,159      $       369      $       514
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                     Wells Fargo
                                                                      VT Total
                                                                    Return Bond
                                                                    ------------
Assets
Investments in mutual funds
    at fair value                                                   $       484
                                                                    -----------
Total assets                                                                484

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                                        --
                                                                    -----------
Total liabilities                                                            --
                                                                    -----------
Net assets                                                          $       484
                                                                    ===========

Net assets
Accumulation units                                                  $       484
Contracts in payout (annuitization)
    period                                                                   --
                                                                    -----------
Total net assets                                                    $       484
                                                                    ===========

Total number of mutual fund shares                                       48,039
                                                                    ===========

Cost of mutual fund shares                                          $       489
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                    ING GET         ING GET           ING GET          ING GET          ING GET
                                                     Fund-           Fund-             Fund-            Fund-            Fund-
                                                   Series N         Series P         Series Q         Series R         Series S
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $       710      $     3,482      $     4,188      $     3,903      $     3,847
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                   710            3,482            4,188            3,903            3,847
Expenses:
    Mortality and expense risk and
        other charges                                     415            1,969            2,451            2,607            3,118
    Annual administrative charges                           5               26               32               35               42
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      29              117               88              104              113
    Other contract charges                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            449            2,112            2,571            2,746            3,273
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              261            1,370            1,617            1,157              574

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    66              510            1,136            1,440            1,657
Capital gains distributions                                --               --               --               --            2,217
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        66              510            1,136            1,440            3,874
Net unrealized appreciation
    (depreciation) of investments                        (428)          (2,585)          (3,137)          (2,109)          (3,896)
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $      (101)     $      (705)     $      (384)     $       488      $       552
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                       ING AIM          ING AIM
                                                                                                       Mid-Cap          Mid-Cap
                                                       ING GET         ING GET          ING GET        Growth           Growth
                                                        Fund-           Fund-            Fund-        (Service         (Advisor
                                                      Series T         Series U        Series V         Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $     4,138      $     2,974      $     2,816      $        --      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                 4,138            2,974            2,816               --               --
Expenses:
    Mortality and expense risk and
        other charges                                   3,231            3,356            5,706            3,599               78
    Annual administrative charges                          48               48               76              107                2
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                     143              110              269              147               --
    Other contract charges                                  2                6                5              479               27
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          3,424            3,520            6,056            4,332              107
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              714             (546)          (3,240)          (4,332)            (107)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 1,715            1,630             (526)          11,600              139
Capital gains distributions                             2,440            6,476               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     4,155            8,106             (526)          11,600              139
Net unrealized appreciation
    (depreciation) of investments                      (4,487)          (6,055)           4,290            3,148              334
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       382      $     1,505      $       524      $    10,416      $       366
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                  ING Alliance     ING Alliance
                                                     Mid-Cap         Mid-Cap            ING          ING American
                                                     Growth           Growth         American           Funds        ING American
                                                    (Service         (Advisor          Funds           Growth-           Funds
                                                     Class)           Class)          Growth           Income        International
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $        66      $       620      $       404
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --               66              620              404
Expenses:
    Mortality and expense risk and
        other charges                                   7,867              142            8,225            6,309            2,854
    Annual administrative charges                         210                3              174              132               61
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                     245                2              136               93               45
    Other contract charges                                824               48            1,939            1,334              626
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          9,146              195           10,474            7,868            3,586
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (9,146)            (195)         (10,408)          (7,248)          (3,182)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                48,319              335              788              464            1,024
Capital gains distributions                                --               --                3                2                6
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                    48,319              335              791              466            1,030
Net unrealized appreciation
    (depreciation) of investments                      33,101            1,460           71,574           44,785           35,050
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    72,274      $     1,600      $    61,957      $    38,003      $    32,898
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING Capital      ING Capital      ING Capital      ING Capital
                                                    Guardian          Guardian        Guardian         Guardian        ING Capital
                                                    Large Cap        Large Cap         Managed          Managed         Guardian
                                                      Value            Value           Global           Global          Small Cap
                                                 (Service Class)  (Advisor Class)  (Service Class)  (Advisor Class)  (Service Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $     1,149      $        19      $     1,721      $        27      $       998
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                 1,149               19            1,721               27              998
Expenses:
    Mortality and expense risk and
        other charges                                  10,419              137            5,762               57            8,514
    Annual administrative charges                         207                2              123                1              214
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                     227               --              106               --              236
    Other contract charges                              1,847               48              870               19            1,121
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                         12,700              187            6,861               77           10,085
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                          (11,551)            (168)          (5,140)             (50)          (9,087)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 1,609              229            6,718               74           18,245
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     1,609              229            6,718               74           18,245
Net unrealized appreciation
    (depreciation) of investments                      50,165              562           29,309              328           15,248
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    40,223      $       623      $    30,887      $       352      $    24,406
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                    ING Capital         ING              ING           ING Eagle       ING Eagle
                                                     Guardian        Developing      Developing      Asset Capital   Asset Capital
                                                     Small Cap         World            World        Appreciation    Appreciation
                                                     (Advisor         (Service        (Advisor         (Service        (Advisor
                                                      Class)           Class)          Class)           Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        23      $       497      $        29      $     1,950      $        18
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    23              497               29            1,950               18
Expenses:
    Mortality and expense risk and
        other charges                                     100            1,960               69            3,438               25
    Annual administrative charges                           1               52                2               84               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --               49                1               96               --
    Other contract charges                                 36              298               24              332                9
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            137            2,359               96            3,950               34
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (114)          (1,862)             (67)          (2,000)             (16)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   115           14,124              104                9               57
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       115           14,124              104                9               57
Net unrealized appreciation
    (depreciation) of investments                         467            5,151              905           27,689              159
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       468      $    17,413      $       942      $    25,698      $       200
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                       ING             ING                                              ING FMR
                                                    Evergreen       Evergreen           ING               ING         Diversified
                                                     Health           Health         Evergreen         Evergreen        Mid-Cap
                                                    Sciences         Sciences          Omega             Omega         (Service
                                                 (Advisor Class) (Service Class)  (Advisor Class)   (Service Class)     Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $         1      $        10      $       268
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --                1               10              268
Expenses:
    Mortality and expense risk and
        other charges                                      16              229                1               12            3,230
    Annual administrative charges                          --                6               --               --               75
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --                5               --               --               71
    Other contract charges                                  4               44               --                2              642
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             20              284                1               14            4,018
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (20)            (284)              --               (4)          (3,750)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    (5)            (766)              --              (11)           1,305
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        (5)            (766)              --              (11)           1,305
Net unrealized appreciation
    (depreciation) of investments                         165            1,675               18              152           42,022
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       140      $       625      $        18      $       137      $    39,577
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING FMR            ING              ING
                                                   Diversified     Goldman Sachs    Goldman Sachs      ING Hard        ING Hard
                                                     Mid-Cap         Tollkeeper       Tollkeeper        Assets          Assets
                                                    (Advisor          (Service         (Advisor        (Service        (Advisor
                                                     Class)            Class)           Class)          Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        15      $        --      $        --      $     1,555      $        90
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    15               --               --            1,555               90
Expenses:
    Mortality and expense risk and
        other charges                                     102              993               56            2,734              106
    Annual administrative charges                           2               21                1               54                2
    Minimum death benefit guarantee
        charges                                            --               --               --                1               --
    Contingent deferred sales charges                       3               18               --               71                1
    Other contract charges                                 34              272               21              412               37
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            141            1,304               78            3,272              146
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (126)          (1,304)             (78)          (1,717)             (56)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    73            3,351              121           14,263               78
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        73            3,351              121           14,263               78
Net unrealized appreciation
    (depreciation) of investments                       1,442            3,214              311           (5,715)             542
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     1,389      $     5,261      $       354      $     6,831      $       564
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                     ING Janus        ING Janus     ING Jennison
                                                      ING              ING            Special          Special         Equity
                                                 International    International       Equity           Equity       Opportunities
                                                    (Service         (Advisor        (Service         (Advisor        (Service
                                                     Class)           Class)          Class)            Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $     1,555      $        86      $        --      $        --      $       918
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                 1,555               86               --               --              918
Expenses:
    Mortality and expense risk and
        other charges                                   2,736              116              952               26            5,031
    Annual administrative charges                          67                2               25                1              150
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      74                1               27               --              147
    Other contract charges                                300               41              207                9              427
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          3,177              160            1,211               36            5,755
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (1,622)             (74)          (1,211)             (36)          (4,837)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                11,866               68            1,711               58           (6,568)
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                    11,866               68            1,711               58           (6,568)
Net unrealized appreciation
    (depreciation) of investments                      11,741            1,021            7,344              237           41,710
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    21,985      $     1,015      $     7,844      $       259      $    30,305
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING Jennison      ING JPMorgan     ING JPMorgan         ING             ING
                                                      Equity            Small            Small         Julius Baer     Julius Baer
                                                   Opportunities      Cap Equity       Cap Equity        Foreign         Foreign
                                                     (Advisor          (Service         (Advisor        (Service        (Advisor
                                                      Class)            Class)           Class)          Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        14      $        --      $        --      $       125      $         3
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    14               --               --              125                3
Expenses:
    Mortality and expense risk and
        other charges                                      42            1,667              333            1,828              140
    Annual administrative charges                           1               37                6               39                3
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --               35                3               59                1
    Other contract charges                                 14              431              117              454               46
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             57            2,170              459            2,380              190
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (43)          (2,170)            (459)          (2,255)            (187)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    45            4,833              142            2,003               60
Capital gains distributions                                --              156               33            1,002               92
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        45            4,989              175            3,005              152
Net unrealized appreciation
    (depreciation) of investments                         274           19,884            5,221           21,788            2,071
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       276      $    22,703      $     4,937      $    22,538      $     2,036
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                     ING Legg           ING                              ING
                                                    ING Legg        Mason Value      LifeStyle          ING           LifeStyle
                                                   Mason Value       (Advisor       Aggressive       LifeStyle        Moderate
                                                 (Service Class)      Class)          Growth          Growth           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
     Dividends                                    $       365      $        21      $        --      $        --      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                   365               21               --               --               --
Expenses:
     Mortality and expense risk and
         other charges                                  3,966              146            1,054            2,217            2,182
     Annual administrative charges                         88                2               26               10               57
     Minimum death benefit guarantee
         charges                                           --               --               --               --               --
     Contingent deferred sales charges                     87               --                5               39               39
     Other contract charges                               791               49              247              485              423
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          4,932              197            1,332            2,751            2,701
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (4,567)            (176)          (1,332)          (2,751)          (2,701)

Realized and unrealized gain (loss)
     on investments
Net realized gain (loss) on investments                (1,706)             268               75               --               72
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
     and capital gains distributions                   (1,706)             268               75               --               72
Net unrealized appreciation
     (depreciation) of investments                     35,252            1,283           21,184           40,103           32,673
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
     resulting from operations                    $    28,979      $     1,375      $    19,927      $    37,352      $    30,044
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING           ING Liquid        ING Liquid     ING Marsico
                                                      ING           Limited          Assets            Assets          Growth
                                                   LifeStyle        Maturity        (Service          (Advisor        (Service
                                                   Moderate           Bond           Class)            Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $    18,706      $     7,148      $        82      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --           18,706            7,148               82               --
Expenses:
    Mortality and expense risk and
        other charges                                     993            7,018           12,978              171           12,415
    Annual administrative charges                          24              128              540                4              413
    Minimum death benefit guarantee
        charges                                            --                1                3               --               --
    Contingent deferred sales charges                      19              240           31,843              263              437
    Other contract charges                                187              638            1,362               52            1,347
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          1,223            8,025           46,726              490           14,612
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (1,223)          10,681          (39,578)            (408)         (14,612)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   297            7,549               --               --           15,605
Capital gains distributions                                --            2,950               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       297           10,499               --               --           15,605
Net unrealized appreciation
    (depreciation) of investments                      12,372          (23,234)              --               --           74,252
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    11,446      $    (2,054)     $   (39,578)     $      (408)     $    75,245
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                     ING Mercury     ING Mercury
                                                   ING Marsico     ING Mercury      ING Mercury       Large Cap       Large Cap
                                                     Growth         Focus Value     Focus Value        Growth          Growth
                                                    (Advisor         (Service        (Advisor         (Service        (Advisor
                                                     Class)           Class)          Class)           Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        90      $         3      $        --      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               90                3               --               --
Expenses:
    Mortality and expense risk and
        other charges                                     194              594               27              261               25
    Annual administrative charges                           3               11                1                4               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       3                8               --                5               --
    Other contract charges                                 68              150                8               74                9
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            268              763               36              344               34
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (268)            (673)             (33)            (344)             (34)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   147            1,905               37            1,149               28
Capital gains distributions                                --            1,722              101            1,433              161
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       147            3,627              138            2,582              189
Net unrealized appreciation
    (depreciation) of investments                       1,450              (99)              68             (842)               4
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     1,329      $     2,855      $       173      $     1,396      $       159
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING MFS(R)       ING MFS(R)                                           ING
                                                     Mid-Cap         Mid-Cap        ING MFS(R)       ING MFS(R)      Oppenheimer
                                                     Growth           Growth        Total Return     Total Return    Main Street
                                                    (Service         (Advisor        (Service         (Advisor        (Service
                                                     Class)           Class)          Class)           Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $    22,816      $       649      $     3,882
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --           22,816              649            3,882
Expenses:
    Mortality and expense risk and
        other charges                                  10,424              223           19,857              433            7,826
    Annual administrative charges                         324                4              451                6              230
    Minimum death benefit guarantee
        charges                                             1               --               --               --               --
    Contingent deferred sales charges                     289                1              527                3              243
    Other contract charges                              1,289               77            2,404              142              744
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                         12,327              305           23,239              584            9,043
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                          (12,327)            (305)            (423)              65           (5,161)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                29,832              326            5,847              109          (18,834)
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                    29,832              326            5,847              109          (18,834)
Net unrealized appreciation
    (depreciation) of investments                      58,083            1,638          100,058            2,269           72,757
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    75,588      $     1,659      $   105,482      $     2,443      $    48,762
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                       ING                                                            ING Salomon
                                                   Oppenheimer      ING PIMCO        ING PIMCO                         Brothers
                                                   Main Street      Core Bond        Core Bond                          All Cap
                                                    (Advisor         (Service        (Advisor          ING PIMCO       (Service
                                                     Class)           Class)          Class)          High Yield        Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        25      $    15,122      $       723      $    23,893      $       750
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    25           15,122              723           23,893              750
Expenses:
    Mortality and expense risk and
        other charges                                      40            9,279              357            6,791            7,212
    Annual administrative charges                           1              166                5              272              150
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --              276               15              212              167
    Other contract charges                                 11            1,361              125            1,051            1,193
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             52           11,082              502            8,326            8,722
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (27)           4,040              221           15,567           (7,972)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   102            6,985               91               (3)            (139)
Capital gains distributions                                --              904               43               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       102            7,889              134               (3)            (139)
Net unrealized appreciation
    (depreciation) of investments                         175            2,633              164           29,372           29,687
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       250      $    14,562      $       519      $    44,936      $    21,576
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING Salomon     ING Salomon      ING Salomon     ING T. Rowe      ING T. Rowe
                                                    Brothers         Brothers        Brothers      Price Capital    Price Capital
                                                     All Cap        Investors        Investors     Appreciation     Appreciation
                                                    (Advisor         (Service        (Advisor        (Service         (Advisor
                                                     Class)           Class)          Class)          Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        40      $       914      $        12      $    18,082      $       579
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    40              914               12           18,082              579
Expenses:
    Mortality and expense risk and
        other charges                                     170            2,432               24           25,848              627
    Annual administrative charges                           3               44               --              574               10
    Minimum death benefit guarantee
        charges                                            --               --               --                1               --
    Contingent deferred sales charges                       1               55               --              637                3
    Other contract charges                                 61              423                6            3,878              216
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            235            2,954               30           30,938              856
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (195)          (2,040)             (18)         (12,856)            (277)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    24             (507)              58           11,710               83
Capital gains distributions                                --               --               --           12,010              355
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        24             (507)              58           23,720              438
Net unrealized appreciation
    (depreciation) of investments                         825           12,669               80          210,797            5,502
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       654      $    10,122      $       120      $   221,661      $     5,663
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING T. Rowe     ING T. Rowe          ING             ING               ING
                                                  Price Equity     Price Equity       UBS U.S.        UBS U.S.         Van Kampen
                                                     Income           Income         Balanced         Balanced       Equity Growth
                                                    (Service         (Advisor        (Service         (Advisor          (Service
                                                     Class)           Class)          Class)           Class)            Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $     7,507      $       198      $       686      $        24      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                 7,507              198              686               24               --
Expenses:
    Mortality and expense risk and
        other charges                                  12,798              288            1,465               34              602
    Annual administrative charges                         285                5               32                1               12
    Minimum death benefit guarantee
        charges                                             3               --               --               --               --
    Contingent deferred sales charges                     263                2               62               --               11
    Other contract charges                              2,139               98              257               12              159
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                         15,488              393            1,816               47              784
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (7,981)            (195)          (1,130)             (23)            (784)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 3,016              266               (2)              10              395
Capital gains distributions                             4,474              112               --               --              187
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     7,490              378               (2)              10              582
Net unrealized appreciation
    (depreciation) of investments                      99,781            2,005            8,967              228            2,087
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    99,290      $     2,188      $     7,835      $       215      $     1,885
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                        ING              ING              ING              ING              ING
                                                     Van Kampen       Van Kampen      Van Kampen       Van Kampen       Van Kampen
                                                   Equity Growth        Global          Global         Growth and       Growth and
                                                     (Advisor         Franchise        Franchise         Income           Income
                                                      Class)      (Service Class)  (Advisor Class)  (Service Class)  (Advisor Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $        --      $     7,059      $       538
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --               --            7,059              538
Expenses:
    Mortality and expense risk and
        other charges                                     133            1,442              422           11,547              631
    Annual administrative charges                           2               27                8              308               10
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       2               22                5              292                5
    Other contract charges                                 45              371              143            1,023              204
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            182            1,862              578           13,170              850
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (182)          (1,862)            (578)          (6,111)            (312)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   137            2,226               91            5,315              281
Capital gains distributions                                45               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       182            2,226               91            5,315              281
Net unrealized appreciation
    (depreciation) of investments                         462            9,205            3,601           84,022            4,986
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       462      $     9,569      $     3,114      $    83,226      $     4,955
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                       ING              ING                             ING
                                                   Van Kampen       Van Kampen          ING          American
                                                   Real Estate      Real Estate      American         Century         ING Baron
                                                    (Service         (Advisor         Century        Small Cap        Small Cap
                                                     Class)           Class)          Select           Value           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
     Dividends                                    $     6,906      $       229      $        --      $         1      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                 6,906              229               --                1               --
Expenses:
     Mortality and expense risk and
         other charges                                  6,744              186                2                2               10
     Annual administrative charges                        180                3               --               --               --
     Minimum death benefit guarantee
         charges                                           --               --               --               --               --
     Contingent deferred sales charges                    178                2               --               --               --
     Other contract charges                             1,136               64               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          8,238              255                2                2               10
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (1,332)             (26)              (2)              (1)             (10)

Realized and unrealized gain (loss)
     on investments
Net realized gain (loss) on investments                14,287              167               --               14              168
Capital gains distributions                             4,275              136               --               24               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
     and capital gains distributions                   18,562              303               --               38              168
Net unrealized appreciation
     (depreciation) of investments                    113,247            3,445                9               22              126
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
     resulting from operations                    $   130,477      $     3,722      $         7      $        59      $       284
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                     ING MFS(R)
                                                                       ING          ING MFS(R)         Capital
                                                       ING           JPMorgan         Capital       Opportunities     ING OpCap
                                                    JPMorgan         Mid Cap       Opportunities      (Service        Balanced
                                                  International       Value       (Initial Class)      Class)           Value
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $       445      $        30      $        16      $         1      $         6
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                   445               30               16                1                6
Expenses:
    Mortality and expense risk and
        other charges                                     578              226               60                4                7
    Annual administrative charges                          16                3                1               --               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      11                5                3               --               --
    Other contract charges                                124                5                1               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            729              239               65                4                7
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (284)            (209)             (49)              (3)              (1)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 1,350              381               47               --               34
Capital gains distributions                                --              617               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     1,350              998               47               --               34
Net unrealized appreciation
    (depreciation) of investments                       5,819            1,706              380               45               37
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     6,885      $     2,495      $       378      $        42      $        70
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                        ING             ING              ING
                                                                                    ING Salomon       Salomon           Salomon
                                                       ING           ING PIMCO       Brothers         Brothers          Brothers
                                                   Oppenheimer        Total         Aggressive       Fundamental       Investors
                                                     Global           Return          Growth            Value            Value
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $        --      $        --      $         5
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --               --               --                5
Expenses:
    Mortality and expense risk and
        other charges                                      36               18            1,177                6                5
    Annual administrative charges                           1               --               25               --               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       2               --               14               --               --
    Other contract charges                                  1               --              322               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             40               18            1,538                6                5
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (40)             (18)          (1,538)              (6)              --

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   168                8              834               25               18
Capital gains distributions                                25               19               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       193               27              834               25               18
Net unrealized appreciation
    (depreciation) of investments                         153               60            6,465               27               27
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       306      $        69      $     5,761      $        46      $        45
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                       ING
                                                  T. Rowe Price        ING                                              ING Van
                                                   Diversified    T. Rowe Price    ING UBS U.S.       ING Van           Kampen
                                                     Mid Cap          Growth         Large Cap        Kampen          Equity and
                                                     Growth           Equity          Equity         Comstock           Income
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $         1      $         2      $        --      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --                1                2               --               --
Expenses:
    Mortality and expense risk and
        other charges                                       5               22                3            1,095                1
    Annual administrative charges                          --               --               --               19               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --               --               --               12               --
    Other contract charges                                 --               --               --              288               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                              5               22                3            1,414                1
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                               (5)             (21)              (1)          (1,414)              (1)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    29               87               11               85                4
Capital gains distributions                                --               --               --              338               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        29               87               11              423                4
Net unrealized appreciation
    (depreciation) of investments                          (6)             170               46           11,516               15
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $        18      $       236      $        56      $    10,525      $        18
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING GET         ING GET          ING GET          ING GET         ING GET
                                                    U.S. Core       U.S. Core        U.S. Core        U.S. Core       U.S. Core
                                                   Portfolio -     Portfolio -      Portfolio -      Portfolio -     Portfolio -
                                                    Series 1         Series 2        Series 3         Series 4        Series 5
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $     1,302      $       130      $         2      $        --      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                 1,302              130                2               --               --
Expenses:
    Mortality and expense risk and
        other charges                                   4,159            2,879            2,726            1,014              353
    Annual administrative charges                          52               34               52               19                8
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                     117               93               58               19                8
    Other contract charges                                  2                2               --                1               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          4,330            3,008            2,836            1,053              369
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (3,028)          (2,878)          (2,834)          (1,053)            (369)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 2,429            1,606             (277)             370              475
Capital gains distributions                               206                1               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     2,635            1,607             (277)             370              475
Net unrealized appreciation
    (depreciation) of investments                       2,488            3,468            1,616            3,706            2,250
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     2,095      $     2,197      $    (1,495)     $     3,023      $     2,356
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING GET         ING GET
                                                    U.S. Core       U.S. Core         ING VP
                                                   Portfolio -     Portfolio -       Worldwide          ING VP          ING VP
                                                    Series 6         Series 7         Growth           Balanced         Growth
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $       411      $        45      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --              411               45               --
Expenses:
    Mortality and expense risk and
        other charges                                      88               --              925               20                3
    Annual administrative charges                           6               --               20               --               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       1               --               21               --               --
    Other contract charges                                 --               --              203               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             95               --            1,169               20                3
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (95)              --             (758)              25               (3)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                     2               --               26               41                3
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                         2               --               26               41                3
Net unrealized appreciation
    (depreciation) of investments                         553               --            4,200              154               19
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       460      $        --      $     3,468      $       220      $        19
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING VP           ING VP          ING VP           ING VP          ING VP
                                                   Index Plus       Index Plus      Index Plus      Intermediate    International
                                                    LargeCap          MidCap         SmallCap           Bond           Equity
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $       954      $       148      $        34      $    12,183      $         2
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                   954              148               34           12,183                2
Expenses:
    Mortality and expense risk and
        other charges                                   1,503              648              551            2,473                2
    Annual administrative charges                          26               13               12               55               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      21               12               10               85               --
    Other contract charges                                326               41               42              472               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          1,876              714              615            3,085                2
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (922)            (566)            (581)           9,098               --

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 1,034              480            1,704             (705)              27
Capital gains distributions                                --               --              178            5,928               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     1,034              480            1,882            5,223               27
Net unrealized appreciation
    (depreciation) of investments                       8,335            7,708            6,657          (10,965)               7
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     8,447      $     7,622      $     7,958      $     3,356      $        34
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING VP           ING VP                           ING VP          ING VP
                                                      Small           Value           ING VP          Financial      Growth and
                                                     Company       Opportunity      Convertible       Services         Income
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $         3      $        22      $       155      $        42      $        37
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                     3               22              155               42               37
Expenses:
    Mortality and expense risk and
        other charges                                      10               45               97               94               15
    Annual administrative charges                          --                1                1                3               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --                1                3                3               --
    Other contract charges                                 --               --                2               18               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             10               47              103              118               15
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                               (7)             (25)              52              (76)              22

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    59              (28)             144              115               45
Capital gains distributions                                --               --              227              135               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        59              (28)             371              250               45
Net unrealized appreciation
    (depreciation) of investments                          81              300               23            1,011               43
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       133      $       247      $       446      $     1,185      $       110
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING VP           ING VP          ING VP                            ING VP
                                                     Growth       International      LargeCap           ING VP          MidCap
                                                  Opportunities       Value           Growth           MagnaCap      Opportunities
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $         8      $        60      $       401      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --                8               60              401               --
Expenses:
    Mortality and expense risk and
        other charges                                     147                7               26              474              358
    Annual administrative charges                          (3)              --                1               10               14
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       3               --               --               10                6
    Other contract charges                                 29               --               --               80               85
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            176                7               27              574              463
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (176)               1               33             (173)            (463)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 3,956               79               77              (52)            (155)
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     3,956               79               77              (52)            (155)
Net unrealized appreciation
    (depreciation) of investments                      (2,788)              75               88            2,072            2,117
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       992      $       155      $       198      $     1,847      $     1,499
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                      AIM V.I.
                                                     ING VP          AIM V.I.        AIM V.I.           Dent          AIM V.I.
                                                    SmallCap         Capital           Core          Demographic      Financial
                                                  Opportunities    Appreciation       Equity           Trends         Services
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $         1      $        --      $       393
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --                1               --              393
Expenses:
    Mortality and expense risk and
        other charges                                   1,571                1                1            1,106            1,041
    Annual administrative charges                          33               --               --               25               21
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      28               --               --               29               21
    Other contract charges                                408               --               --              260              236
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          2,040                1                1            1,420            1,319
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (2,040)              (1)              --           (1,420)            (926)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                (2,947)               1                7            4,717            5,682
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                    (2,947)               1                7            4,717            5,682
Net unrealized appreciation
    (depreciation) of investments                      12,096                2                5             (439)          (2,185)
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     7,109      $         2      $        12      $     2,858      $     2,571
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                     AIM V.I.                        AIM V.I.
                                                    AIM V.I.          Health         AIM V.I.         Premier          AIM V.I.
                                                     Growth          Sciences         Leisure         Equity           Utilities
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $       165      $        --      $       827
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --              165               --              827
Expenses:
    Mortality and expense risk and
        other charges                                      56            1,732              739                2              763
    Annual administrative charges                           1               34               15               --               20
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       1               39               12               --               16
    Other contract charges                                  1              396              201               --              155
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             59            2,201              967                2              954
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (59)          (2,201)            (802)              (2)            (127)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    96            7,211            1,182                8            3,034
Capital gains distributions                                --               --               45               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        96            7,211            1,227                8            3,034
Net unrealized appreciation
    (depreciation) of investments                         171           (1,366)           4,862               (2)           7,772
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       208      $     3,644      $     5,287      $         4      $    10,679
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                    Alliance-       Alliance-                        Fidelity(R)
                                                    Bernstein       Bernstein        Alliance-           VIP          Fidelity(R)
                                                   Growth and        Premier         Bernstein         Equity-           VIP
                                                     Income           Growth           Value           Income           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $       107      $        --      $        66      $     2,280      $       273
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                   107               --               66            2,280              273
Expenses:
    Mortality and expense risk and
        other charges                                     237               65              127            3,206            3,699
    Annual administrative charges                           4                1                2               60               73
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      11                3                5               57               67
    Other contract charges                                  2                1                2              708              964
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            254               70              136            4,031            4,803
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (147)             (70)             (70)          (1,751)          (4,530)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    37              110              188            4,256            7,717
Capital gains distributions                                --               --               --              594               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        37              110              188            4,850            7,717
Net unrealized appreciation
    (depreciation) of investments                       1,425              284              850           15,452           (1,874)
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     1,315      $       324      $       968      $    18,551      $     1,313
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                      Franklin       ING Goldman
                                                   Fidelity(R)      Fidelity(R)      Small Cap         Sachs(R)
                                                       VIP             VIP             Value           Capital         Greenwich
                                                  Contrafund(R)      Overseas        Securities        Growth         Appreciation
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
     Dividends                                    $        51      $         5      $         1      $        --      $         7
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    51                5                1               --                7
Expenses:
     Mortality and expense risk and
         other charges                                    471                3                5               --                9
     Annual administrative charges                          8               --               --               --               --
     Minimum death benefit guarantee
         charges                                           --               --               --               --               --
     Contingent deferred sales charges                     17               --               --               --               --
     Other contract charges                                 6               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            502                3                5               --                9
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (451)               2               (4)              --               (2)

Realized and unrealized gain (loss)
     on investments
Net realized gain (loss) on investments                   143               27               16               --               10
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
     and capital gains distributions                      143               27               16               --               10
Net unrealized appreciation
     (depreciation) of investments                      5,097               --              128                1               36
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
     resulting from operations                    $     4,789      $        29      $       140      $         1      $        44
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                   Janus Aspen                      Janus Aspen
                                                   Janus Aspen        Series        Janus Aspen       Series          Colonial
                                                     Series          Flexible         Series         Worldwide        Small Cap
                                                    Balanced          Income          Growth          Growth            Value
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        94      $       109      $        --      $        62      $       707
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    94              109               --               62              707
Expenses:
    Mortality and expense risk and
        other charges                                      35               16                8               91            2,272
    Annual administrative charges                          --               --               --                2               57
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --               --               --                2               50
    Other contract charges                                 --               --               --                1              616
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             35               16                8               96            2,995
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                               59               93               (8)             (34)          (2,288)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   115                3               51              222              777
Capital gains distributions                                --               14               --               --            5,724
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       115               17               51              222            6,501
Net unrealized appreciation
    (depreciation) of investments                         127              (58)             (33)             (25)          25,388
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       301      $        52      $        10      $       163      $    29,601
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                       Liberty
                                                     Liberty                          Liberty           Small         Oppenheimer
                                                      Asset          Liberty          Federal          Company          Global
                                                   Allocation         Equity        Securities         Growth         Securities
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        14      $         4      $         5      $        --      $        45
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    14                4                5               --               45
Expenses:
    Mortality and expense risk and
        other charges                                       9               10                1                1               47
    Annual administrative charges                          --               --               --               --               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       2                1                1                1                1
    Other contract charges                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             11               11                2                2               48
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                                3               (7)               3               (2)              (3)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    10              (46)              --               13              244
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        10              (46)              --               13              244
Net unrealized appreciation
    (depreciation) of investments                          32               86               (2)              (7)             844
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $        45      $        33      $         1      $         4      $     1,085
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                       PIMCO
                                                   Oppenheimer        PIMCO         StocksPLUS          Pioneer
                                                    Strategic          High         Growth and          Equity-         Pioneer
                                                      Bond            Yield           Income          Income VCT       Fund VCT
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        48      $    13,168      $     2,915      $        26      $       702
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    48           13,168            2,915               26              702
Expenses:
    Mortality and expense risk and
        other charges                                      11            3,345            2,882               10            1,256
    Annual administrative charges                          --              (40)              72               --               20
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       2               85               82               --               25
    Other contract charges                                 --              451              228               --              288
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             13            3,841            3,264               10            1,589
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                               35            9,327             (349)              16             (887)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    15           33,855              693               32            2,645
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        15           33,855              693               32            2,645
Net unrealized appreciation
    (depreciation) of investments                          42          (46,475)          13,866              129            4,835
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $        92      $    (3,293)     $    14,210      $       177      $     6,593
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     Pioneer         Pioneer                                          ProFund VP
                                                     Mid-Cap          Small           ProFund           ProFund      Rising Rates
                                                    Value VCT      Company VCT        VP Bull        VP Europe 30     Opportunity
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $       979      $        --      $        --      $        43      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                   979               --               --               43               --
Expenses:
    Mortality and expense risk and
        other charges                                   5,876              117            1,472              582              714
    Annual administrative charges                         125                2               38                9               13
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      96                3               71               28               18
    Other contract charges                              1,443                1              235               77              115
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          7,540              123            1,816              696              860
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (6,561)            (123)          (1,816)            (653)            (860)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 2,754               72            3,873            2,686           (3,764)
Capital gains distributions                             3,429               --            1,374              289               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     6,183               72            5,247            2,975           (3,764)
Net unrealized appreciation
    (depreciation) of investments                      67,636              851            1,952              679           (4,848)
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    67,258      $       800      $     5,383      $     3,001      $    (9,472)
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                        SP
                                                                                   William Blair     Putnam VT         Putnam VT
                                                   ProFund VP                      International     Discovery        Growth and
                                                    Small Cap        Jennison         Growth          Growth            Income
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        27      $        --      $        --      $        53
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               27               --               --               53
Expenses:
    Mortality and expense risk and
        other charges                                   1,937            1,044            1,528               48               51
    Annual administrative charges                          42               21               31                1                1
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      86               16               25                1                1
    Other contract charges                                348              192              382               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          2,413            1,273            1,966               50               53
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (2,413)          (1,246)          (1,966)             (50)              --

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 4,646            1,383            7,239              (29)              54
Capital gains distributions                             3,374               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     8,020            1,383            7,239              (29)              54
Net unrealized appreciation
    (depreciation) of investments                       7,782            4,180            6,690              229              237
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    13,389      $     4,317      $    11,963      $       150      $       291
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                    Putnam VT                      Smith Barney
                                                  International                    International     Smith Barney    Smith Barney
                                                   Growth and      Smith Barney       All Cap            Large           Money
                                                     Income        High Income        Growth          Cap Value         Market
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        50      $        21      $         2      $         8      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    50               21                2                8               --
Expenses:
    Mortality and expense risk and
        other charges                                      59                4                3                6                1
    Annual administrative charges                           1               --               --               --               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       1               --               --               --                4
    Other contract charges                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             61                4                3                6                5
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (11)              17               (1)               2               (5)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   462              (42)             (15)              (7)              --
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       462              (42)             (15)              (7)              --
Net unrealized appreciation
    (depreciation) of investments                         194               48               47               42               --
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       645      $        23      $        31      $        37      $        (5)
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                                      Wells Fargo
                                                                   Wells Fargo      Wells Fargo      Wells Fargo       VT Large
                                                    UBS U.S.         VT Asset        VT Equity        VT Equity         Company
                                                   Allocation       Allocation        Income            Value           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        39      $        24      $         8      $         2      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    39               24                8                2               --
Expenses:
    Mortality and expense risk and
        other charges                                      82               14                7                2               20
    Annual administrative charges                           1               --               --               --               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       2               --               --               --               --
    Other contract charges                                  2                4                2                1                5
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             87               18                9                3               25
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (48)               6               (1)              (1)             (25)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    47               (6)               1                1               (2)
Capital gains distributions                                --               29               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        47               23                1                1               (2)
Net unrealized appreciation
    (depreciation) of investments                         461               93               54               12              106
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       460      $       122      $        54      $        12      $        79
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                 Wells Fargo      Wells Fargo    Wells Fargo
                                                  VT Money       VT Small Cap     VT Total
                                                   Market          Growth        Return Bond
                                                 -----------     -----------     -----------
Net investment income (loss)
Income:
     Dividends                                   $         2     $        --     $         6
                                                 -----------     -----------     -----------
Total investment income                                    2              --               6
Expenses:
     Mortality and expense risk and
         other charges                                     4               3               2
     Annual administrative charges                        --              --              --
     Minimum death benefit guarantee
         charges                                          --              --              --
     Contingent deferred sales charges                    --              --              --
     Other contract charges                               --               1               1
                                                 -----------     -----------     -----------
Total expenses                                             4               4               3
                                                 -----------     -----------     -----------
Net investment income (loss)                              (2)             (4)              3

Realized and unrealized gain (loss)
     on investments
Net realized gain (loss) on investments                   --               1              (1)
Capital gains distributions                               --              --               9
                                                 -----------     -----------     -----------
Net realized gain (loss) on investments
     and capital gains distributions                      --               1               8
Net unrealized appreciation
     (depreciation) of investments                        --              55              (5)
                                                 -----------     -----------     -----------
Net increase (decrease) in net assets
     resulting from operations                   $        (2)    $        52     $         6
                                                 ===========     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING GET         ING GET         ING GET         ING GET
                                                                         Fund-           Fund-           Fund-           Fund-
                                                                        Series N        Series P        Series Q        Series R
                                                                       ---------        ---------      ---------        ---------
Net assets at January 1, 2003                                          $  28,661       $ 143,846       $ 169,029        $ 170,526

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             127            (995)         (3,371)          (3,412)
    Net realized gain (loss) on investments                                   87             949           1,500            1,886
    Net unrealized appreciation (depreciation) of
         investments and capital gains distributions                         336             857           6,401            7,326
                                                                       ---------       ---------       ---------        ---------
Net increase (decrease) in net assets from operations                        550             811           4,530            5,800
Changes from contract transactions:
    Purchase payments                                                        (25)           (112)           (123)             (88)
    Contract distributions and terminations                               (1,353)         (6,238)         (6,340)          (5,347)
    Transfer payments from (to) other Divisions
         (including the fixed accounts), net                              (4,476)        (28,206)        (36,001)         (36,136)
                                                                       ---------       ---------       ---------        ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                (5,854)        (34,556)        (42,464)         (41,571)
                                                                       ---------       ---------       ---------        ---------
Total increase (decrease)                                                 (5,304)        (33,745)        (37,934)         (35,771)
                                                                       ---------       ---------       ---------        ---------
Net assets at December 31, 2003                                           23,357         110,101         131,095          134,755

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             261           1,370           1,617            1,157
    Net realized gain (loss) on investments                                   66             510           1,136            1,440
    Capital gains distributions                                               --              --              --               --
    Net unrealized appreciation (depreciation) of
         investments and capital gains distributions                        (428)         (2,585)         (3,137)          (2,109)
                                                                       ---------       ---------       ---------        ---------
Net increase (decrease) in net assets from operations                       (101)           (705)           (384)             488
Changes from contract transactions:
    Purchase payments                                                        (17)            (88)            (62)             (67)
    Contract distributions and terminations                               (1,475)         (4,717)         (5,243)          (5,377)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                               (4,085)        (19,608)        (18,271)         (16,409)
                                                                       ---------       ---------       ---------        ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                (5,577)        (24,413)        (23,576)         (21,853)
                                                                       ---------        ---------       ---------        ---------
Total increase (decrease)                                                 (5,678)        (25,118)        (23,960)         (21,365)
                                                                       ---------       ---------       ---------        ---------
Net assets at December 31, 2004                                        $  17,679       $  84,983       $ 107,135        $ 113,390
                                                                       =========       =========       =========        =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING GET        ING GET         ING GET          ING GET
                                                                         Fund-          Fund-           Fund-            Fund-
                                                                        Series S        Series T       Series U        Series V
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $ 219,270       $ 237,948       $   1,048       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (4,169)         (4,260)         (3,757)         (4,565)
    Net realized gain (loss) on investments                                2,646           3,572           5,263          (1,614)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   8,506           7,977          11,523          (4,705)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      6,983           7,289          13,029         (10,884)
Changes from contract transactions:
    Purchase payments                                                       (100)           (258)          5,900          12,238
    Contract distributions and terminations                               (6,106)         (6,877)         (4,265)         (4,915)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (58,227)        (75,220)        153,214         329,545
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               (64,433)        (82,355)        154,849         336,868
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                (57,450)        (75,066)        167,878         325,984
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                          161,820         162,882         168,926         325,984

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             574             714            (546)         (3,240)
    Net realized gain (loss) on investments                                1,657           1,715           1,630            (526)
    Capital gains distributions                                            2,217           2,440           6,476              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  (3,896)         (4,487)         (6,055)          4,290
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        552             382           1,505             524
Changes from contract transactions:
    Purchase payments                                                        (78)           (102)            (70)           (171)
    Contract distributions and terminations                               (5,804)         (6,414)         (5,694)        (11,938)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (22,344)        (20,301)        (21,269)        (83,369)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               (28,226)        (26,817)        (27,033)        (95,478)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                (27,674)        (26,435)        (25,528)        (94,954)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 134,146       $ 136,447       $ 143,398       $ 231,030
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING AIM         ING AIM       ING Alliance    ING Alliance
                                                                        Mid-Cap         Mid-Cap          Mid-Cap         Mid-Cap
                                                                        Growth          Growth           Growth          Growth
                                                                       (Service        (Advisor         (Service        (Advisor
                                                                        Class)          Class)           Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $ 139,852       $      78       $ 246,769       $     148

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (3,246)            (26)         (6,283)            (35)
    Net realized gain (loss) on investments                               12,008              11          29,527              57
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  50,126             425         140,666             720
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     58,888             410         163,910             742
Changes from contract transactions:
    Purchase payments                                                     28,579           2,392          41,672           3,213
    Contract distributions and terminations                               (8,002)            (12)        (18,672)            (13)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          2,416             326          29,145             534
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                22,993           2,706          52,145           3,734
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 81,881           3,116         216,055           4,476
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                          221,733           3,194         462,824           4,624

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (4,332)           (107)         (9,146)           (195)
    Net realized gain (loss) on investments                               11,600             139          48,319             335
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   3,148             334          33,101           1,460
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     10,416             366          72,274           1,600
Changes from contract transactions:
    Purchase payments                                                     27,530           2,898          53,352           6,371
    Contract distributions and terminations                              (11,087)           (105)        (26,361)           (100)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (21,905)            182         (45,075)            345
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                (5,462)          2,975         (18,084)          6,616
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  4,954           3,341          54,190           8,216
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 226,687       $   6,535       $ 517,014       $  12,840
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                                       ING Capital
                                                                          ING        ING American                        Guardian
                                                                       American          Funds       ING American       Large Cap
                                                                         Funds          Growth-          Funds            Value
                                                                        Growth          Income       International   (Service Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $      --       $      --       $ 295,688

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (376)           (277)           (110)         (7,818)
    Net realized gain (loss) on investments                                   --              --               3          (4,588)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   6,250           5,537           2,718         131,558
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      5,874           5,260           2,611         119,152
Changes from contract transactions:
    Purchase payments                                                     65,269          49,855          24,658         117,569
    Contract distributions and terminations                                 (658)           (467)            (90)        (17,769)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         61,835          45,311          18,161          46,648
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               126,446          94,699          42,729         146,448
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                132,320          99,959          45,340         265,600
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                          132,320          99,959          45,340         561,288

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (10,408)         (7,248)         (3,182)        (11,551)
    Net realized gain (loss) on investments                                  788             464           1,024           1,609
    Capital gains distributions                                                3               2               6              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  71,574          44,785          35,050          50,165
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     61,957          38,003          32,898          40,223
Changes from contract transactions:
    Purchase payments                                                    507,247         381,171         148,241          88,595
    Contract distributions and terminations                              (13,028)        (11,384)         (4,716)        (24,767)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        165,567         153,401          95,101         (16,674)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               659,786         523,188         238,626          47,154
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                721,743         561,191         271,524          87,377
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 854,063       $ 661,150       $ 316,864       $ 648,665
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                     ING Capital     ING Capital       ING Capital
                                                                      Guardian         Guardian         Guardian       ING Capital
                                                                      Large Cap        Managed           Managed        Guardian
                                                                        Value           Global           Global         Small Cap
                                                                   (Advisor Class) (Service Class)   (Advisor Class) (Service Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     333       $ 223,084       $      50       $ 341,146

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (72)         (4,985)            (15)         (7,074)
    Net realized gain (loss) on investments                                  (30)         (2,433)             17         (13,248)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   1,177          89,795             267         154,436
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,075          82,377             269         134,114
Changes from contract transactions:
    Purchase payments                                                      5,282          53,400           1,684          66,650
    Contract distributions and terminations                                 (465)        (12,470)            (40)        (18,324)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            580           5,996             121          13,700
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 5,397          46,926           1,765          62,026
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  6,472         129,303           2,034         196,140
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            6,805         352,387           2,084         537,286

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (168)         (5,140)            (50)         (9,087)
    Net realized gain (loss) on investments                                  229           6,718              74          18,245
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     562          29,309             328          15,248
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        623          30,887             352          24,406
Changes from contract transactions:
    Purchase payments                                                      2,787          40,976           1,959          66,054
    Contract distributions and terminations                                 (308)        (15,621)            (29)        (23,873)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            134         (25,536)            401         (65,852)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 2,613            (181)          2,331         (23,671)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  3,236          30,706           2,683             735
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  10,041       $ 383,093       $   4,767       $ 538,021
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING Capital          ING             ING          ING Eagle
                                                                       Guardian        Developing      Developing     Asset Capital
                                                                       Small Cap          World           World       Appreciation
                                                                       (Advisor         (Service        (Advisor        (Service
                                                                        Class)           Class)          Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     321       $  60,000       $      79       $ 173,239

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (32)         (1,145)            (13)         (2,902)
    Net realized gain (loss) on investments                                    2            (728)              4          (9,173)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     573          29,880             347          50,235
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        543          28,007             338          38,160
Changes from contract transactions:
    Purchase payments                                                      2,853          14,583           1,305          20,666
    Contract distributions and terminations                                   (7)         (3,396)             --          (9,738)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            438          10,064             234         (10,178)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 3,284          21,251           1,539             750
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  3,827          49,258           1,877          38,910
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            4,148         109,258           1,956         212,149

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (114)         (1,862)            (67)         (2,000)
    Net realized gain (loss) on investments                                  115          14,124             104               9
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     467           5,151             905          27,689
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        468          17,413             942          25,698
Changes from contract transactions:
    Purchase payments                                                      2,941          24,597           3,901          12,286
    Contract distributions and terminations                                 (178)         (6,005)            (46)        (11,446)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            560           6,443             464         (15,440)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 3,323          25,035           4,319         (14,600)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  3,791          42,448           5,261          11,098
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   7,939       $ 151,706       $   7,217       $ 223,247
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                       ING Eagle          ING              ING
                                                                     Asset Capital     Evergreen        Evergreen          ING
                                                                     Appreciation       Health           Health         Evergreen
                                                                       (Advisor        Sciences         Sciences          Omega
                                                                        Class)      (Advisor Class)  (Service Class) (Advisor Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     107       $      --       $      --       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (11)             --              --              --
    Net realized gain (loss) on investments                                   --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     159              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        148              --              --              --
Changes from contract transactions:
    Purchase payments                                                        728              --              --              --
    Contract distributions and terminations                                   (6)             --              --              --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             45              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   767              --              --              --
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    915              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            1,022              --              --              --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (16)            (20)           (284)             --
    Net realized gain (loss) on investments                                   57              (5)           (766)             --
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     159             165           1,675              18
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        200             140             625              18
Changes from contract transactions:
    Purchase payments                                                        623           2,122          13,782             278
    Contract distributions and terminations                                  (11)             (3)           (582)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             71             472          15,546              21
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   683           2,591          28,746             299
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    883           2,731          29,371             317
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   1,905       $   2,731       $  29,371       $     317
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                        ING FMR         ING FMR             ING
                                                                          ING         Diversified     Diversified      Goldman Sachs
                                                                       Evergreen        Mid-Cap         Mid-Cap         Tollkeeper
                                                                         Omega         (Service         (Advisor         (Service
                                                                    (Service Class)     Class)           Class)           Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $  91,159       $     220       $  12,802

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --          (2,492)            (40)           (625)
    Net realized gain (loss) on investments                                   --            (876)              4           1,039
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --          37,624             619           8,672
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         --          34,256             583           9,086
Changes from contract transactions:
    Purchase payments                                                         --          38,594           2,739          20,789
    Contract distributions and terminations                                   --          (4,100)            (32)         (1,153)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --           4,296             244          12,098
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    --          38,790           2,951          31,734
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     --          73,046           3,534          40,820
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               --         164,205           3,754          53,622

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (4)         (3,750)           (126)         (1,304)
    Net realized gain (loss) on investments                                  (11)          1,305              73           3,351
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     152          42,022           1,442           3,214
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        137          39,577           1,389           5,261
Changes from contract transactions:
    Purchase payments                                                      1,669          31,659           3,844          15,705
    Contract distributions and terminations                                  (11)         (7,375)           (149)         (1,645)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          1,242          24,299             906          (4,692)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 2,900          48,583           4,601           9,368
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  3,037          88,160           5,990          14,629
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   3,037       $ 252,365       $   9,744       $  68,251
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING
                                                                     Goldman Sachs      ING Hard        ING Hard           ING
                                                                      Tollkeeper         Assets          Assets       International
                                                                       (Advisor         (Service        (Advisor        (Service
                                                                        Class)           Class)          Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      53       $  67,753       $      97       $ 120,477

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (19)         (1,197)            (15)         (2,107)
    Net realized gain (loss) on investments                                   43           2,794              22          16,547
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     257          37,546             641          19,653
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        281          39,143             648          34,093
Changes from contract transactions:
    Purchase payments                                                      2,167          17,646           1,982          19,354
    Contract distributions and terminations                                  (63)         (5,336)             (3)         (5,614)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            157          20,810             313          (6,228)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 2,261          33,120           2,292           7,512
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  2,542          72,263           2,940          41,605
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            2,595         140,016           3,037         162,082

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (78)         (1,717)            (56)         (1,622)
    Net realized gain (loss) on investments                                  121          14,263              78          11,866
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     311          (5,715)            542          11,741
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        354           6,831             564          21,985
Changes from contract transactions:
    Purchase payments                                                      1,932          34,124           5,748          17,762
    Contract distributions and terminations                                  (24)         (7,991)           (108)         (7,116)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (520)         14,965             948         (17,073)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,388          41,098           6,588          (6,427)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,742          47,929           7,152          15,558
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   4,337       $ 187,945       $  10,189       $ 177,640
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                       ING Janus        ING Janus     ING Jennison
                                                                          ING           Special          Special         Equity
                                                                     International      Equity           Equity       Opportunities
                                                                       (Advisor        (Service         (Advisor        (Service
                                                                        Class)          Class)           Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     254       $  21,794       $      56       $ 280,954

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (40)           (680)             (6)         (5,027)
    Net realized gain (loss) on investments                                    5            (642)              4         (51,233)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     813          14,396             122         130,334
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        778          13,074             120          74,074
Changes from contract transactions:
    Purchase payments                                                      3,679          11,922             451          13,680
    Contract distributions and terminations                                   (8)         (1,281)             (6)        (16,077)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            277           8,402             180         (19,251)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 3,948          19,043             625         (21,648)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  4,726          32,117             745          52,426
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            4,980          53,911             801         333,380

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (74)         (1,211)            (36)         (4,837)
    Net realized gain (loss) on investments                                   68           1,711              58          (6,568)
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   1,021           7,344             237          41,710
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,015           7,844             259          30,305
Changes from contract transactions:
    Purchase payments                                                      2,735           9,075           1,126          11,075
    Contract distributions and terminations                                  (52)         (2,104)             (3)        (18,058)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            359          (3,048)             (6)        (41,772)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 3,042           3,923           1,117         (48,755)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  4,057          11,767           1,376         (18,450)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   9,037       $  65,678       $   2,177       $ 314,930
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING Jennison     ING JPMorgan    ING JPMorgan        ING
                                                                         Equity            Small           Small       Julius Baer
                                                                      Opportunities     Cap Equity      Cap Equity       Foreign
                                                                        (Advisor         (Service        (Advisor        (Service
                                                                         Class)           Class)          Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      34       $   9,490       $     511       $   4,990

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (14)           (614)            (96)           (104)
    Net realized gain (loss) on investments                                   10             (64)              1           2,277
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     258          10,493           1,641           2,852
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        254           9,815           1,546           5,025
Changes from contract transactions:
    Purchase payments                                                      1,124          30,395           7,957          12,400
    Contract distributions and terminations                                  (11)           (550)            (43)           (325)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            238          16,334           1,117          12,554
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,351          46,179           9,031          24,629
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,605          55,994          10,577          29,654
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            1,639          65,484          11,088          34,644

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (43)         (2,170)           (459)         (2,255)
    Net realized gain (loss) on investments                                   45           4,833             142           2,003
    Capital gains distributions                                               --             156              33           1,002
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     274          19,884           5,221          21,788
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        276          22,703           4,937          22,538
Changes from contract transactions:
    Purchase payments                                                      1,364          40,141          14,954         107,491
    Contract distributions and terminations                                  (50)         (2,906)           (241)         (3,047)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             63          33,205           1,872          23,966
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,377          70,440          16,585         128,410
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,653          93,143          21,522         150,948
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   3,292       $ 158,627       $  32,610       $ 185,592
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING
                                                                      Julius Baer                       ING Legg           ING
                                                                        Foreign         ING Legg       Mason Value      LifeStyle
                                                                       (Advisor        Mason Value      (Advisor       Aggressive
                                                                        Class)       (Service Class)     Class)          Growth
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     165       $ 130,345       $     587       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (9)         (3,592)            (89)             --
    Net realized gain (loss) on investments                                   90          (1,267)             18              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     315          38,839             929              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        396          33,980             858              --
Changes from contract transactions:
    Purchase payments                                                      1,870          57,855           4,981              --
    Contract distributions and terminations                                   (4)         (6,459)            (50)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            123           9,001             819              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,989          60,397           5,750              --
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  2,385          94,377           6,608              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            2,550         224,722           7,195              --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (187)         (4,567)           (176)         (1,332)
    Net realized gain (loss) on investments                                   60          (1,706)            268              75
    Capital gains distributions                                               92              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   2,071          35,252           1,283          21,184
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      2,036          28,979           1,375          19,927
Changes from contract transactions:
    Purchase payments                                                     10,376          52,170           5,508         152,013
    Contract distributions and terminations                                  (81)         (8,049)            (55)           (683)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          2,635          (9,496)           (108)         43,309
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                12,930          34,625           5,345         194,639
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 14,966          63,604           6,720         214,566
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  17,516       $ 288,326       $  13,915       $ 214,566
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                           ING                            ING
                                                                          ING           LifeStyle          ING          Limited
                                                                       LifeStyle        Moderate        LifeStyle      Maturity
                                                                        Growth           Growth         Moderate         Bond
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $      --       $      --       $ 558,941

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --              --              --          (6,631)
    Net realized gain (loss) on investments                                   --              --              --          10,257
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --              --              --           1,985
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         --              --              --           5,611
Changes from contract transactions:
    Purchase payments                                                         --              --              --         112,379
    Contract distributions and terminations                                   --              --              --         (37,669)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --              --              --        (104,308)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    --              --              --         (29,598)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     --              --              --         (23,987)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               --              --              --         534,954

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (2,751)         (2,701)         (1,223)         10,681
    Net realized gain (loss) on investments                                   --              72             297           7,549
    Capital gains distributions                                               --              --              --           2,950
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  40,103          32,673          12,372         (23,234)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     37,352          30,044          11,446          (2,054)
Changes from contract transactions:
    Purchase payments                                                    328,211         289,453         122,173          12,996
    Contract distributions and terminations                               (3,716)         (4,990)         (3,004)        (32,227)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        113,605         139,380          81,212        (156,364)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               438,100         423,843         200,381        (175,595)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                475,452         453,887         211,827        (177,649)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 475,452       $ 453,887       $ 211,827       $ 357,305
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                       ING Liquid      ING Liquid      ING Marsico     ING Marsico
                                                                        Assets          Assets           Growth          Growth
                                                                       (Service        (Advisor         (Service        (Advisor
                                                                        Class)          Class)           Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                         $1,023,179       $   1,800       $ 560,041       $      92

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (35,629)            (93)        (12,294)            (78)
    Net realized gain (loss) on investments                                   --              --         (10,462)             15
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --              --         190,448             972
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                    (35,629)            (93)        167,692             909
Changes from contract transactions:
    Purchase payments                                                    415,072           9,725          80,708           6,065
    Contract distributions and terminations                             (582,769)           (491)        (32,653)            (46)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (74,179)         (6,104)          2,912           1,304
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                              (241,876)          3,130          50,967           7,323
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                               (277,505)          3,037         218,659           8,232
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                          745,674           4,837         778,700           8,324

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (39,578)           (408)        (14,612)           (268)
    Net realized gain (loss) on investments                                   --              --          15,605             147
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --              --          74,252           1,450
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                    (39,578)           (408)         75,245           1,329
Changes from contract transactions:
    Purchase payments                                                    418,037          28,378          72,134           5,062
    Contract distributions and terminations                             (718,817)         (3,657)        (38,547)           (311)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        212,965         (19,653)        (74,100)            691
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               (87,815)          5,068         (40,513)          5,442
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                               (127,393)          4,660          34,732           6,771
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 618,281       $   9,497       $ 813,432       $  15,095
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                      ING Mercury     ING Mercury
                                                                      ING Mercury     ING Mercury      Large Cap       Large Cap
                                                                      Focus Value     Focus Value       Growth          Growth
                                                                       (Service        (Advisor        (Service        (Advisor
                                                                        Class)          Class)          Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $   5,931       $      48       $   2,742       $     108

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (238)             (6)           (162)             (9)
    Net realized gain (loss) on investments                                  292              10               3               4
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   3,584              98           2,071             126
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      3,638             102           1,912             121
Changes from contract transactions:
    Purchase payments                                                     10,747             573           6,401             516
    Contract distributions and terminations                                 (273)             --            (198)             (4)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          6,141              82           2,773             115
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                16,615             655           8,976             627
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 20,253             757          10,888             748
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           26,184             805          13,630             856

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (673)            (33)           (344)            (34)
    Net realized gain (loss) on investments                                1,905              37           1,149              28
    Capital gains distributions                                            1,722             101           1,433             161
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     (99)             68            (842)              4
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      2,855             173           1,396             159
Changes from contract transactions:
    Purchase payments                                                     10,949           1,141           4,215             825
    Contract distributions and terminations                               (1,179)            (22)           (366)            (25)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          2,104             322             (14)            350
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                11,874           1,441           3,835           1,150
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 14,729           1,614           5,231           1,309
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  40,913       $   2,419       $  18,861       $   2,165
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING MFS(R)      ING MFS(R)
                                                                        Mid-Cap         Mid-Cap        ING MFS(R)      ING MFS(R)
                                                                        Growth          Growth         Total Return    Total Return
                                                                       (Service        (Advisor         (Service        (Advisor
                                                                        Class)          Class)           Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $ 435,581       $     549      $  853,266       $     955

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (10,199)            (90)        (12,834)           (108)
    Net realized gain (loss) on investments                              (77,150)             18          (1,736)              2
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                 248,319           1,249         150,200           1,398
                                                                       ---------       ---------      ----------       ---------
Net increase (decrease) in net assets from operations                    160,970           1,177         135,630           1,292
Changes from contract transactions:
    Purchase payments                                                     70,479           6,803         180,209          11,852
    Contract distributions and terminations                              (26,211)            (14)        (53,967)            (33)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         (6,462)          1,110          27,270           2,191
                                                                       ---------       ---------      ----------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                37,806           7,899         153,512          14,010
                                                                       ---------       ---------      ----------       ---------
Total increase (decrease)                                                198,776           9,076         289,142          15,302
                                                                       ---------       ---------      ----------       ---------
Net assets at December 31, 2003                                          634,357           9,625       1,142,408          16,257

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (12,327)           (305)           (423)             65
    Net realized gain (loss) on investments                               29,832             326           5,847             109
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  58,083           1,638         100,058           2,269
                                                                       ---------       ---------      ----------       ---------
Net increase (decrease) in net assets from operations                     75,588           1,659         105,482           2,443
Changes from contract transactions:
    Purchase payments                                                     50,044           5,715         141,847          13,285
    Contract distributions and terminations                              (30,692)           (359)        (61,713)           (331)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (67,725)            453         (48,652)          3,493
                                                                       ---------       ---------      ----------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               (48,373)          5,809          31,482          16,447
                                                                       ---------       ---------      ----------       ---------
Total increase (decrease)                                                 27,215           7,468         136,964          18,890
                                                                       ---------       ---------      ----------       ---------
Net assets at December 31, 2004                                        $ 661,572       $  17,093      $1,279,372       $  35,147
                                                                       =========       =========      ==========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING             ING
                                                                      Oppenheimer     Oppenheimer      ING PIMCO      ING PIMCO
                                                                      Main Street     Main Street      Core Bond      Core Bond
                                                                       (Service        (Advisor        (Service        (Advisor
                                                                        Class)          Class)          Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $ 421,035       $     326       $ 425,125       $     992

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (7,527)            (21)         (8,064)           (168)
    Net realized gain (loss) on investments                             (121,817)             11          17,399             221
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                 219,580             250           3,595              95
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     90,236             240          12,930             148
Changes from contract transactions:
    Purchase payments                                                     42,251           1,306         161,509          14,672
    Contract distributions and terminations                              (24,773)            (14)        (28,070)           (192)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (33,838)             93         (57,467)            925
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               (16,360)          1,385          75,972          15,405
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 73,876           1,625          88,902          15,553
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                          494,911           1,951         514,027          16,545

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (5,161)            (27)          4,040             221
    Net realized gain (loss) on investments                              (18,834)            102           6,985              91
    Capital gains distributions                                               --              --             904              43
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  72,757             175           2,633             164
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     48,762             250          14,562             519
Changes from contract transactions:
    Purchase payments                                                     16,993             824          97,860          11,756
    Contract distributions and terminations                              (25,860)            (79)        (27,530)           (860)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (47,168)            (98)        (17,324)           (105)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               (56,035)            647          53,006          10,791
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 (7,273)            897          67,568          11,310
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 487,638       $   2,848       $ 581,595       $  27,855
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                      ING Salomon      ING Salomon     ING Salomon
                                                                                       Brothers         Brothers        Brothers
                                                                                       All Cap          All Cap        Investors
                                                                       ING PIMCO       (Service         (Advisor        (Service
                                                                       High Yield        Class)           Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $ 247,740       $     176       $  92,136

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --          (6,221)            (54)         (1,973)
    Net realized gain (loss) on investments                                   --          (8,074)              7          (4,397)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --         113,725             903          34,032
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         --          99,430             856          27,662
Changes from contract transactions:
    Purchase payments                                                         --          63,595           4,569          23,253
    Contract distributions and terminations                                   --         (13,162)             (9)         (4,531)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --          23,879             532          (2,373)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    --          74,312           5,092          16,349
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     --         173,742           5,948          44,011
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               --         421,482           6,124         136,147

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          15,567          (7,972)           (195)         (2,040)
    Net realized gain (loss) on investments                                   (3)           (139)             24            (507)
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  29,372          29,687             825          12,669
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     44,936          21,576             654          10,122
Changes from contract transactions:
    Purchase payments                                                     60,150          46,631           7,041          13,583
    Contract distributions and terminations                              (20,261)        (17,446)           (111)         (5,621)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        570,036         (45,007)          1,071          (8,909)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               609,925         (15,822)          8,001            (947)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                654,861           5,754           8,655           9,175
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 654,861       $ 427,236       $  14,779       $ 145,322
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING Salomon    ING T. Rowe     ING T. Rowe     ING T. Rowe
                                                                       Brothers     Price Capital   Price Capital   Price Equity
                                                                       Investors    Appreciation     Appreciation      Income
                                                                       (Advisor       (Service         (Advisor       (Service
                                                                        Class)         Class)           Class)          Class)
                                                                       ---------      ----------       ---------       ---------
Net assets at January 1, 2003                                          $     297      $  935,079       $     894       $ 409,670

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (11)        (16,437)           (148)         (7,387)
    Net realized gain (loss) on investments                                    3           6,591              56          (2,996)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     175         247,300           2,652         117,245
                                                                       ---------      ----------       ---------       ---------
Net increase (decrease) in net assets from operations                        167         237,454           2,560         106,862
Changes from contract transactions:
    Purchase payments                                                        430         241,070          14,945         127,708
    Contract distributions and terminations                                  (22)        (58,806)           (208)        (24,248)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            142          10,882           2,015          23,866
                                                                       ---------      ----------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   550         193,146          16,752         127,326
                                                                       ---------      ----------       ---------       ---------
Total increase (decrease)                                                    717         430,600          19,312         234,188
                                                                       ---------      ----------       ---------       ---------
Net assets at December 31, 2003                                            1,014       1,365,679          20,206         643,858

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (18)        (12,856)           (277)         (7,981)
    Net realized gain (loss) on investments                                   58          11,710              83           3,016
    Capital gains distributions                                               --          12,010             355           4,474
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      80         210,797           5,502          99,781
                                                                       ---------      ----------       ---------       ---------
Net increase (decrease) in net assets from operations                        120         221,661           5,663          99,290
Changes from contract transactions:
    Purchase payments                                                        754         316,296          25,440         192,239
    Contract distributions and terminations                                  (13)        (74,058)           (478)        (34,492)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             45          37,226           4,596          15,295
                                                                       ---------      ----------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   786         279,464          29,558         173,042
                                                                       ---------      ----------       ---------       ---------
Total increase (decrease)                                                    906         501,125          35,221         272,332
                                                                       ---------      ----------       ---------       ---------
Net assets at December 31, 2004                                        $   1,920      $1,866,804       $  55,427       $ 916,190
                                                                       =========      ==========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING T. Rowe         ING             ING             ING
                                                                     Price Equity       UBS U.S.        UBS U.S.       Van Kampen
                                                                        Income         Balanced         Balanced      Equity Growth
                                                                       (Advisor        (Service         (Advisor        (Service
                                                                        Class)          Class)           Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     640       $  47,241       $      --       $   4,362

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (89)         (1,047)             (4)           (305)
    Net realized gain (loss) on investments                                   11          (1,392)             --             286
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   1,510          10,222              51           3,210
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,432           7,783              47           3,191
Changes from contract transactions:
    Purchase payments                                                      7,340          10,455             819          16,184
    Contract distributions and terminations                                  (12)         (2,191)             --            (338)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          1,419           5,376              97           6,449
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 8,747          13,640             916          22,295
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 10,179          21,423             963          25,486
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           10,819          68,664             963          29,848

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (195)         (1,130)            (23)           (784)
    Net realized gain (loss) on investments                                  266              (2)             10             395
    Capital gains distributions                                              112              --              --             187
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   2,005           8,967             228           2,087
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      2,188           7,835             215           1,885
Changes from contract transactions:
    Purchase payments                                                      9,991          25,150           1,748           9,844
    Contract distributions and terminations                                 (241)         (3,977)            (11)           (992)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            334           4,430             289            (256)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                10,084          25,603           2,026           8,596
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 12,272          33,438           2,241          10,481
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  23,091       $ 102,102       $   3,204       $  40,329
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING            ING              ING              ING
                                                                       Van Kampen    Van Kampen        Van Kampen       Van Kampen
                                                                     Equity Growth     Global            Global         Growth and
                                                                       (Advisor       Franchise        Franchise          Income
                                                                        Class)     (Service Class)  (Advisor Class)  (Service Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     458       $  14,670       $     708       $ 554,608

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (64)           (344)            (77)         (9,133)
    Net realized gain (loss) on investments                                   67             362              22         (16,135)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     600           9,459           2,310         164,870
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        603           9,477           2,255         139,602
Changes from contract transactions:
    Purchase payments                                                      4,187          24,852           9,904          63,751
    Contract distributions and terminations                                  (38)           (672)           (105)        (34,738)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            699           9,692           1,744         (17,970)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 4,848          33,872          11,543          11,043
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  5,451          43,349          13,798         150,645
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            5,909          58,019          14,506         705,253

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (182)         (1,862)           (578)         (6,111)
    Net realized gain (loss) on investments                                  137           2,226              91           5,315
    Capital gains distributions                                               45              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     462           9,205           3,601          84,022
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        462           9,569           3,114          83,226
Changes from contract transactions:
    Purchase payments                                                      4,021          41,118          19,169          52,622
    Contract distributions and terminations                                 (214)         (2,571)           (326)        (38,794)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (367)         11,073           3,368         (29,511)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 3,440          49,620          22,211         (15,683)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  3,902          59,189          25,325          67,543
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   9,811       $ 117,208       $  39,831       $ 772,796
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING             ING            ING
                                                                      Van Kampen      Van Kampen       Van Kampen         ING
                                                                      Growth and      Real Estate     Real Estate      American
                                                                        Income         (Service         (Advisor        Century
                                                                    (Advisor Class)     Class)           Class)         Select
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     990       $ 187,607       $     276       $      39

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (200)         (4,116)            (58)             (1)
    Net realized gain (loss) on investments                                   20           2,454              43              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   3,492          75,798             914              24
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      3,312          74,136             899              23
Changes from contract transactions:
    Purchase payments                                                     16,830          60,739           4,313              80
    Contract distributions and terminations                                 (318)        (12,633)            (10)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          3,244          21,015             768              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                19,756          69,121           5,071              80
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 23,068         143,257           5,970             103
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           24,058         330,864           6,246             142

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (312)         (1,332)            (26)             (2)
    Net realized gain (loss) on investments                                  281          14,287             167              --
    Capital gains distributions                                               --           4,275             136              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   4,986         113,247           3,445               9
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      4,955         130,477           3,722               7
Changes from contract transactions:
    Purchase payments                                                     21,974         101,854           7,305             140
    Contract distributions and terminations                                 (490)        (17,500)           (161)             (6)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          2,834          11,682             687               8
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                24,318          96,036           7,831             142
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 29,273         226,513          11,553             149
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  53,331       $ 557,377       $  17,799       $     291
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING
                                                                       American                                           ING
                                                                        Century        ING Baron           ING          JPMorgan
                                                                       Small Cap       Small Cap        JPMorgan        Mid Cap
                                                                         Value          Growth        International      Value
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $       2       $      --       $       7       $     301

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (1)             (2)            (21)            (13)
    Net realized gain (loss) on investments                                    4              --             130              50
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      25              93             567             483
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         28              91             676             520
Changes from contract transactions:
    Purchase payments                                                        132             717           4,202           2,381
    Contract distributions and terminations                                   --              --             (23)            (35)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --             220           3,157           2,984
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   132             937           7,336           5,330
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    160           1,028           8,012           5,850
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              162           1,028           8,019           6,151

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (1)            (10)           (284)           (209)
    Net realized gain (loss) on investments                                   14             168           1,350             381
    Capital gains distributions                                               24              --              --             617
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      22             126           5,819           1,706
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         59             284           6,885           2,495
Changes from contract transactions:
    Purchase payments                                                         93             391          27,685           8,396
    Contract distributions and terminations                                   (7)             (8)           (956)           (348)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             82            (247)         22,232           4,455
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   168             136          48,961          12,503
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    227             420          55,846          14,998
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     389       $   1,448       $  63,865       $  21,149
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                      ING MFS(R)
                                                                      ING MFS(R)        Capital
                                                                        Capital      Opportunities      ING OpCap          ING
                                                                     Opportunities     (Service         Balanced       Oppenheimer
                                                                    (Initial Class)     Class)            Value          Global
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $   1,280       $      72       $     126       $      75

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (26)             (2)              4              (7)
    Net realized gain (loss) on investments                                 (106)             --              --              13
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     539              54              55             161
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        407              52              59             167
Changes from contract transactions:
    Purchase payments                                                        855             267             164             706
    Contract distributions and terminations                                  (76)             --              --             (17)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            543              --              59             655
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,322             267             223           1,344
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,729             319             282           1,511
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            3,009             391             408           1,586

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (49)             (3)             (1)            (40)
    Net realized gain (loss) on investments                                   47              --              34             168
    Capital gains distributions                                               --              --              --              25
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     380              45              37             153
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        378              42              70             306
Changes from contract transactions:
    Purchase payments                                                        981              52             596           1,117
    Contract distributions and terminations                                 (132)             (6)            (10)            (19)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (298)            (35)            (33)             70
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   551              11             553           1,168
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    929              53             623           1,474
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   3,938       $     444       $   1,031       $   3,060
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                          ING              ING             ING
                                                                                      ING Salomon        Salomon         Salomon
                                                                       ING PIMCO       Brothers         Brothers        Brothers
                                                                         Total        Aggressive       Fundamental      Investors
                                                                        Return          Growth            Value           Value
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     593       $      --       $       9       $       4

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              43             (40)              3              --
    Net realized gain (loss) on investments                                   12              38               1              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     (20)            709              75              44
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         35             707              79              44
Changes from contract transactions:
    Purchase payments                                                      1,454           7,413             462             273
    Contract distributions and terminations                                  (51)            (33)             --              --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (113)          5,793              50              41
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,290          13,173             512             314
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,325          13,880             591             358
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            1,918          13,880             600             362

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (18)         (1,538)             (6)             --
    Net realized gain (loss) on investments                                    8             834              25              18
    Capital gains distributions                                               19              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      60           6,465              27              27
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         69           5,761              46              45
Changes from contract transactions:
    Purchase payments                                                        505          82,588             261             324
    Contract distributions and terminations                                 (165)         (1,652)            (27)             (5)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (211)         12,454             (71)            (75)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   129          93,390             163             244
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    198          99,151             209             289
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   2,116       $ 113,031       $     809       $     651
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING
                                                                     T. Rowe Price        ING              ING
                                                                      Diversified    T. Rowe Price      UBS U.S.        ING Van
                                                                        Mid Cap         Growth          Large Cap        Kampen
                                                                        Growth          Equity           Equity         Comstock
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $     144       $      --       $   1,737

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (2)             (6)             --            (128)
    Net realized gain (loss) on investments                                   20              (3)             --             723
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      51             322              13           4,267
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         69             313              13           4,862
Changes from contract transactions:
    Purchase payments                                                        509           1,701              84          28,099
    Contract distributions and terminations                                   --             (16)             --            (707)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (21)            153              --           3,592
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   488           1,838              84          30,984
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    557           2,151              97          35,846
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              557           2,295              97          37,583

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (5)            (21)             (1)         (1,414)
    Net realized gain (loss) on investments                                   29              87              11              85
    Capital gains distributions                                               --              --              --             338
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      (6)            170              46          11,516
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         18             236              56          10,525
Changes from contract transactions:
    Purchase payments                                                        151             529             398          47,110
    Contract distributions and terminations                                   (8)            (34)             (6)         (1,276)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (189)            (44)            129           9,342
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   (46)            451             521          55,176
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    (28)            687             577          65,701
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     529       $   2,982       $     674       $ 103,284
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING Van         ING GET         ING GET         ING GET
                                                                        Kampen         U.S. Core       U.S. Core       U.S. Core
                                                                      Equity and      Portfolio -     Portfolio -     Portfolio -
                                                                        Income         Series 1        Series 2        Series 3
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $       2       $      --       $      --       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --          (1,630)           (240)             (5)
    Net realized gain (loss) on investments                                   --             372               3              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                       9           7,336           1,240               3
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                          9           6,078           1,003              (2)
Changes from contract transactions:
    Purchase payments                                                         59           5,774           3,179           7,124
    Contract distributions and terminations                                   (1)         (1,572)           (344)             (5)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             20         210,525         163,493           1,849
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    78         214,727         166,328           8,968
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     87         220,805         167,331           8,966
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               89         220,805         167,331           8,966

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (1)         (3,028)         (2,878)         (2,834)
    Net realized gain (loss) on investments                                    4           2,429           1,606            (277)
    Capital gains distributions                                               --             206               1              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      15           2,488           3,468           1,616
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         18           2,095           2,197          (1,495)
Changes from contract transactions:
    Purchase payments                                                        119            (121)            (53)         (3,730)
    Contract distributions and terminations                                   (2)         (7,484)         (4,393)         (3,535)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             32         (44,440)        (51,714)        138,955
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   149         (52,045)        (56,160)        131,690
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    167         (49,950)        (53,963)        130,195
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     256       $ 170,855       $ 113,368       $ 139,161
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING GET         ING GET          ING GET        ING GET
                                                                       U.S. Core       U.S. Core        U.S. Core      U.S. Core
                                                                      Portfolio -     Portfolio -      Portfolio -    Portfolio -
                                                                       Series 4        Series 5         Series 6       Series 7
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $      --       $      --       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --              --              --              --
    Net realized gain (loss) on investments                                   --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         --              --              --              --
Changes from contract transactions:
    Purchase payments                                                         --              --              --              --
    Contract distributions and terminations                                   --              --              --              --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    --              --              --              --
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     --              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               --              --              --              --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (1,053)           (369)            (95)             --
    Net realized gain (loss) on investments                                  370             475               2              --
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   3,706           2,250             553              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      3,023           2,356             460              --
Changes from contract transactions:
    Purchase payments                                                      2,664           1,737             749              13
    Contract distributions and terminations                               (1,003)           (358)            (66)             (1)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         71,689          39,353          59,171           1,256
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                73,350          40,732          59,854           1,268
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 76,373          43,088          60,314           1,268
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  76,373       $  43,088       $  60,314       $   1,268
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                       ING VP                                           ING VP
                                                                       Worldwide        ING VP           ING VP        Index Plus
                                                                        Growth         Balanced          Growth         LargeCap
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  27,358       $      --       $      46       $   4,589

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (783)             (3)             (1)           (226)
    Net realized gain (loss) on investments                               (1,417)              2               5             901
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  11,402              74              36           4,973
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      9,202              73              40           5,648
Changes from contract transactions:
    Purchase payments                                                     13,165           1,087             225          34,119
    Contract distributions and terminations                               (1,291)             --             (19)           (679)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          1,885              71              --          16,016
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                13,759           1,158             206          49,456
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 22,961           1,231             246          55,104
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           50,319           1,231             292          59,693

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (758)             25              (3)           (922)
    Net realized gain (loss) on investments                                   26              41               3           1,034
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   4,200             154              19           8,335
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      3,468             220              19           8,447
Changes from contract transactions:
    Purchase payments                                                      7,521           1,454              58          47,213
    Contract distributions and terminations                               (1,897)            (23)             (4)         (2,598)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         (3,338)            238              (9)         15,400
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 2,286           1,669              45          60,015
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  5,754           1,889              64          68,462
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  56,073       $   3,120       $     356       $ 128,155
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING VP          ING VP          ING VP          ING VP
                                                                      Index Plus      Index Plus     Intermediate    International
                                                                        MidCap         SmallCap          Bond           Equity
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $   5,909       $   4,005       $  49,590       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (115)           (105)           (182)             --
    Net realized gain (loss) on investments                                 (100)             45           1,465              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   2,998           2,362           1,098              21
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      2,783           2,302           2,381              21
Changes from contract transactions:
    Purchase payments                                                      7,716           5,242          36,354             158
    Contract distributions and terminations                                 (181)           (136)         (4,072)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          3,666           4,928         (12,770)             18
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                11,201          10,034          19,512             176
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 13,984          12,336          21,893             197
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           19,893          16,341          71,483             197

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (566)           (581)          9,098              --
    Net realized gain (loss) on investments                                  480           1,704            (705)             27
    Capital gains distributions                                               --             178           5,928              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   7,708           6,657         (10,965)              7
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      7,622           7,958           3,356              34
Changes from contract transactions:
    Purchase payments                                                     32,859          25,171         119,065             (14)
    Contract distributions and terminations                                 (977)           (823)         (7,557)             (6)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         19,892          20,338          17,018              54
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                51,774          44,686         128,526              34
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 59,396          52,644         131,882              68
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  79,289       $  68,985       $ 203,365       $     265
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING VP          ING VP                          ING VP
                                                                         Small           Value           ING VP        Financial
                                                                        Company       Opportunity      Convertible     Services
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     156       $   1,086       $   1,034       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (2)            (13)             33              --
    Net realized gain (loss) on investments                                   (5)            (34)            105              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     164             379             400              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        157             332             538              --
Changes from contract transactions:
    Purchase payments                                                        599             640           1,226              --
    Contract distributions and terminations                                  (24)            (32)            (67)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (12)            244           1,194              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   563             852           2,353              --
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    720           1,184           2,891              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              876           2,270           3,925              --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (7)            (25)             52             (76)
    Net realized gain (loss) on investments                                   59             (28)            144             115
    Capital gains distributions                                               --              --             227             135
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      81             300              23           1,011
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        133             247             446           1,185
Changes from contract transactions:
    Purchase payments                                                        398             768           3,422           7,290
    Contract distributions and terminations                                  (44)            (96)           (203)           (245)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (96)            289           1,018           6,020
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   258             961           4,237          13,065
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    391           1,208           4,683          14,250
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   1,267       $   3,478       $   8,608       $  14,250
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING VP          ING VP           ING VP          ING VP
                                                                      Growth and        Growth        International     LargeCap
                                                                        Income       Opportunities        Value          Growth
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $   9,918       $      42       $   1,006

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (5)           (340)             (1)            (23)
    Net realized gain (loss) on investments                                   --            (492)             19              23
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     188           5,210              68             432
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        183           4,378              86             432
Changes from contract transactions:
    Purchase payments                                                      1,540           8,829             366             577
    Contract distributions and terminations                                   --            (416)             (1)            (29)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --           3,338              41             (45)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,540          11,751             406             503
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,723          16,129             492             935
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            1,723          26,047             534           1,941

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              22            (176)              1              33
    Net realized gain (loss) on investments                                   45           3,956              79              77
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      43          (2,788)             75              88
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        110             992             155             198
Changes from contract transactions:
    Purchase payments                                                        407           3,066             488               4
    Contract distributions and terminations                                   (9)           (263)            (31)            (48)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (455)        (29,842)             98            (222)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   (57)        (27,039)            555            (266)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     53         (26,047)            710             (68)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   1,776       $      --       $   1,244       $   1,873
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                        ING VP           ING VP         AIM V.I.
                                                                        ING VP          MidCap          SmallCap         Capital
                                                                       MagnaCap      Opportunities    Opportunities   Appreciation
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  12,338       $      12       $  30,118       $      27

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (204)             (1)         (1,155)             --
    Net realized gain (loss) on investments                                 (278)             --          (1,179)             (6)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   5,308              46          19,418              14
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      4,826              45          17,084               8
Changes from contract transactions:
    Purchase payments                                                      6,703             220          31,301              48
    Contract distributions and terminations                                 (672)             --          (1,526)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          4,356               3          13,476              (6)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                10,387             223          43,251              42
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 15,213             268          60,335              50
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           27,551             280          90,453              77

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (173)           (463)         (2,040)             (1)
    Net realized gain (loss) on investments                                  (52)           (155)         (2,947)              1
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   2,072           2,117          12,096               2
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,847           1,499           7,109               2
Changes from contract transactions:
    Purchase payments                                                      4,162           5,124          21,987              --
    Contract distributions and terminations                               (1,210)           (686)         (2,300)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         (2,711)         25,738         (13,551)            (10)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   241          30,176           6,136             (10)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  2,088          31,675          13,245              (8)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  29,639       $  31,955       $ 103,698       $      69
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                       AIM V.I.
                                                                       AIM V.I.          Dent           AIM V.I.
                                                                         Core         Demographic       Financial       AIM V.I.
                                                                        Equity          Trends          Services         Growth
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      41       $  11,335       $  22,941       $     848

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --            (630)           (494)            (23)
    Net realized gain (loss) on investments                                   --            (826)          1,322             (59)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      30           9,992           8,589             456
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         30           8,536           9,417             374
Changes from contract transactions:
    Purchase payments                                                        100          24,832          21,142             961
    Contract distributions and terminations                                   --            (908)         (1,462)            (34)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                              4          14,512           7,566             580
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   104          38,436          27,246           1,507
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    134          46,972          36,663           1,881
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              175          58,307          59,604           2,729

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --          (1,420)           (926)            (59)
    Net realized gain (loss) on investments                                    7           4,717           5,682              96
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                       5            (439)         (2,185)            171
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         12           2,858           2,571             208
Changes from contract transactions:
    Purchase payments                                                          4          17,098           8,069             810
    Contract distributions and terminations                                   --          (2,294)         (2,221)            (49)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (29)         (8,749)        (12,512)            277
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   (25)          6,055          (6,664)          1,038
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    (13)          8,913          (4,093)          1,246
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     162       $  67,220       $  55,511       $   3,975
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                       AIM V.I.                        AIM V.I.
                                                                        Health         AIM V.I.         Premier        AIM V.I.
                                                                       Sciences         Leisure         Equity         Utilities
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  30,558       $   6,097       $      80       $   7,783

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (1,096)           (358)             (1)            (22)
    Net realized gain (loss) on investments                                  285             (11)             (6)           (293)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  12,824           4,839              29           2,884
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     12,013           4,470              22           2,569
Changes from contract transactions:
    Purchase payments                                                     36,226          16,623              89          10,772
    Contract distributions and terminations                               (1,743)           (448)             --            (470)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          9,610           7,668             (17)          6,314
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                44,093          23,843              72          16,616
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 56,106          28,313              94          19,185
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           86,664          34,410             174          26,968

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (2,201)           (802)             (2)           (127)
    Net realized gain (loss) on investments                                7,211           1,182               8           3,034
    Capital gains distributions                                               --              45              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  (1,366)          4,862              (2)          7,772
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      3,644           5,287               4          10,679
Changes from contract transactions:
    Purchase payments                                                     13,998          15,371               2          13,907
    Contract distributions and terminations                               (3,633)         (1,104)             --          (1,666)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         (8,644)          1,956             (23)         27,663
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,721          16,223             (21)         39,904
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  5,365          21,510             (17)         50,583
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  92,029       $  55,920       $     157       $  77,551
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                       Alliance-       Alliance-                       Fidelity(R)
                                                                       Bernstein       Bernstein        Alliance-         VIP
                                                                      Growth and        Premier         Bernstein       Equity-
                                                                        Income          Growth            Value          Income
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $   4,730       $   2,094       $   2,709       $  23,851

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (58)            (47)            (40)           (852)
    Net realized gain (loss) on investments                                 (169)             61             (77)          1,150
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   2,108             540           1,249          19,809
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,881             554           1,132          20,107
Changes from contract transactions:
    Purchase payments                                                      2,715             676           1,637          65,306
    Contract distributions and terminations                                 (314)           (120)           (248)         (2,043)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          2,485             336           1,330          38,035
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 4,886             892           2,719         101,298
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  6,767           1,446           3,851         121,405
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           11,497           3,540           6,560         145,256

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (147)            (70)            (70)         (1,751)
    Net realized gain (loss) on investments                                   37             110             188           4,256
    Capital gains distributions                                               --              --              --             594
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   1,425             284             850          15,452
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,315             324             968          18,551
Changes from contract transactions:
    Purchase payments                                                      4,155           1,132           2,288          75,535
    Contract distributions and terminations                                 (790)           (211)           (277)         (6,451)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            799             109             871          12,523
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 4,164           1,030           2,882          81,607
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  5,479           1,354           3,850         100,158
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  16,976       $   4,894       $  10,410       $ 245,414
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                                        Franklin
                                                                                       Fidelity(R)                      Small Cap
                                                                    Fidelity(R) VIP        VIP       Fidelity(R) VIP      Value
                                                                        Growth         Contrafund       Overseas       Securities
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  23,212       $   4,438       $       9       $      17

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (1,690)           (139)             (1)             (1)
    Net realized gain (loss) on investments                                3,517              17              70              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  21,592           2,949              20              42
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     23,419           2,827              89              41
Changes from contract transactions:
    Purchase payments                                                     95,702           9,959             124             180
    Contract distributions and terminations                               (2,427)           (321)             --              --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         45,736           4,410             638              (2)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               139,011          14,048             762             178
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                162,430          16,875             851             219
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                          185,642          21,313             860             236

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (4,530)           (451)              2              (4)
    Net realized gain (loss) on investments                                7,717             143              27              16
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  (1,874)          5,097              --             128
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,313           4,789              29             140
Changes from contract transactions:
    Purchase payments                                                     70,474          15,129             100             552
    Contract distributions and terminations                               (6,279)           (842)            (15)             (3)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (11,191)          6,470            (516)             93
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                53,004          20,757            (431)            642
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 54,317          25,546            (402)            782
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 239,959       $  46,859       $     458       $   1,018
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING Goldman                                      Janus Aspen
                                                                       Sachs(R)                        Janus Aspen       Series
                                                                        Capital        Greenwich         Series         Flexible
                                                                        Growth       Appreciation       Balanced         Income
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $     589       $     496       $     283

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --              (5)             37              38
    Net realized gain (loss) on investments                                   --             (15)             (1)             22
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --             141             346              (5)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         --             121             382              55
Changes from contract transactions:
    Purchase payments                                                         --               6           3,680           1,919
    Contract distributions and terminations                                   --             (24)            (22)            (71)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --             (29)            (72)           (313)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    --             (47)          3,586           1,535
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     --              74           3,968           1,590
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               --             663           4,464           1,873

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --              (2)             59              93
    Net realized gain (loss) on investments                                   --              10             115               3
    Capital gains distributions                                               --              --              --              14
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                       1              36             127             (58)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                          1              44             301              52
Changes from contract transactions:
    Purchase payments                                                          6              23             376             240
    Contract distributions and terminations                                   --             (16)           (137)           (124)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                              2             (88)           (718)           (273)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                     8             (81)           (479)           (157)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                      9             (37)           (178)           (105)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $       9       $     626       $   4,286       $   1,768
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                      Janus Aspen
                                                                      Janus Aspen       Series          Colonial        Liberty
                                                                        Series         Worldwide       Small Cap         Asset
                                                                        Growth          Growth           Value        Allocation
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     192       $   3,534       $      --       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (4)            (29)            (43)             (7)
    Net realized gain (loss) on investments                                   (8)            461             582               5
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     165             941           2,851             105
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        153           1,373           3,390             103
Changes from contract transactions:
    Purchase payments                                                        759           3,026          19,000              --
    Contract distributions and terminations                                   --            (209)           (212)             (8)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (97)           (524)         18,817             506
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   662           2,293          37,605             498
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    815           3,666          40,995             601
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            1,007           7,200          40,995             601

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (8)            (34)         (2,288)              3
    Net realized gain (loss) on investments                                   51             222             777              10
    Capital gains distributions                                               --              --           5,724              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     (33)            (25)         25,388              32
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         10             163          29,601              45
Changes from contract transactions:
    Purchase payments                                                         86             863         121,588              --
    Contract distributions and terminations                                   (1)           (204)         (3,224)            (35)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (350)         (1,303)         51,464             (10)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                  (265)           (644)        169,828             (45)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                   (255)           (481)        199,429              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     752       $   6,719       $ 240,424       $     601
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                         Liberty
                                                                                        Liberty           Small        Oppenheimer
                                                                        Liberty         Federal          Company         Global
                                                                        Equity        Securities         Growth        Securities
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     487       $      --       $      --       $     205

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (8)             (1)             (1)             (6)
    Net realized gain (loss) on investments                                  (56)              1               4              (4)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     193               2              26             523
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        129               2              29             513
Changes from contract transactions:
    Purchase payments                                                         --              --              --           2,095
    Contract distributions and terminations                                  (11)             (2)             (2)             (3)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             43              87              48              91
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    32              85              46           2,183
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    161              87              75           2,696
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              648              87              75           2,901

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (7)              3              (2)             (3)
    Net realized gain (loss) on investments                                  (46)             --              13             244
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      86              (2)             (7)            844
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         33               1               4           1,085
Changes from contract transactions:
    Purchase payments                                                          1              --              --           2,855
    Contract distributions and terminations                                  (33)            (16)            (10)            (82)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (31)             18              12             881
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   (63)              2               2           3,654
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    (30)              3               6           4,739
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     618       $      90       $      81       $   7,640
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                         PIMCO
                                                                      Oppenheimer        PIMCO         StocksPLUS        Pioneer
                                                                       Strategic         High          Growth and        Equity-
                                                                         Bond            Yield           Income        Income VCT
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      16       $ 305,237       $ 181,637       $     179

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --          24,725             293               7
    Net realized gain (loss) on investments                                   21          (3,672)        (32,864)             (2)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      14          61,195          78,606             128
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         35          82,248          46,035             133
Changes from contract transactions:
    Purchase payments                                                        582         138,449          13,029             688
    Contract distributions and terminations                                   (4)        (25,898)        (12,150)             (1)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             73         108,739         (38,015)             11
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   651         221,290         (37,136)            698
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    686         303,538           8,899             831
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              702         608,775         190,536           1,010

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              35           9,327            (349)             16
    Net realized gain (loss) on investments                                   15          33,855             693              32
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      42         (46,475)         13,866             129
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         92          (3,293)         14,210             177
Changes from contract transactions:
    Purchase payments                                                        801          47,772             443             324
    Contract distributions and terminations                                  (58)        (10,431)        (10,192)            (45)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (41)       (642,823)        (23,974)            193
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   702        (605,482)        (33,723)            472
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    794        (608,775)        (19,513)            649
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   1,496       $      --       $ 171,023       $   1,659
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                       Pioneer         Pioneer
                                                                        Pioneer        Mid-Cap          Small          ProFund
                                                                       Fund VCT       Value VCT      Company VCT       VP Bull
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  20,064       $  53,062       $   3,417       $  31,265

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (398)         (1,785)            (67)           (982)
    Net realized gain (loss) on investments                                 (651)           (273)            (73)          7,956
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   9,623          34,933           1,100           4,488
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      8,574          32,875             960          11,462
Changes from contract transactions:
    Purchase payments                                                     23,708          78,759           1,012          14,159
    Contract distributions and terminations                               (1,307)         (3,194)            (57)         (2,243)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         11,494          28,991           1,059          31,021
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                33,895         104,556           2,014          42,937
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 42,469         137,431           2,974          54,399
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           62,533         190,493           6,391          85,664

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (887)         (6,561)           (123)         (1,816)
    Net realized gain (loss) on investments                                2,645           2,754              72           3,873
    Capital gains distributions                                               --           3,429              --           1,374
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   4,835          67,636             851           1,952
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      6,593          67,258             800           5,383
Changes from contract transactions:
    Purchase payments                                                     15,825         189,367           2,002          10,550
    Contract distributions and terminations                               (2,939)        (10,326)           (219)         (4,801)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          1,513          48,908            (992)          9,349
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                14,399         227,949             791          15,098
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 20,992         295,207           1,591          20,481
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  83,525       $ 485,700       $   7,982       $ 106,145
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                      ProFund VP
                                                                        ProFund      Rising Rates     ProFund VP
                                                                      VP Europe 30    Opportunity      Small Cap       Jennison
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  15,627       $      --       $  38,612       $  37,748

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (267)            (99)         (1,199)           (969)
    Net realized gain (loss) on investments                                3,373            (117)         13,339             690
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   2,207            (608)          6,166          11,818
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      5,313            (824)         18,306          11,539
Changes from contract transactions:
    Purchase payments                                                      4,055           2,018          20,314          11,809
    Contract distributions and terminations                                 (807)           (251)         (2,824)         (1,725)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          8,686          22,032          52,837            (647)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                11,934          23,799          70,327           9,437
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 17,247          22,975          88,633          20,976
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           32,874          22,975         127,245          58,724

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (653)           (860)         (2,413)         (1,246)
    Net realized gain (loss) on investments                                2,686          (3,764)          4,646           1,383
    Capital gains distributions                                              289              --           3,374              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     679          (4,848)          7,782           4,180
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      3,001          (9,472)         13,389           4,317
Changes from contract transactions:
    Purchase payments                                                      6,560          17,704          22,429           6,205
    Contract distributions and terminations                               (2,848)         (2,090)         (5,455)         (2,360)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         (2,350)         23,261          (9,964)            199
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,362          38,875           7,010           4,044
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  4,363          29,403          20,399           8,361
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  37,237       $  52,378       $ 147,644       $  67,085
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          SP                                            Putnam VT
                                                                     William Blair     Putnam VT        Putnam VT     International
                                                                     International     Discovery       Growth and      Growth and
                                                                        Growth          Growth           Income          Income
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  15,341       $   1,645       $   1,662       $   2,981

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (624)            (39)             (2)             (1)
    Net realized gain (loss) on investments                                3,034             (50)            (94)           (129)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   9,129             703             648           1,208
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     11,539             614             552           1,078
Changes from contract transactions:
    Purchase payments                                                     30,145             811           1,279             856
    Contract distributions and terminations                                 (802)            (91)            (93)            (47)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         12,390             194            (199)           (569)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                41,733             914             987             240
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 53,272           1,528           1,539           1,318
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           68,613           3,173           3,201           4,299

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (1,966)            (50)             --             (11)
    Net realized gain (loss) on investments                                7,239             (29)             54             462
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   6,690             229             237             194
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     11,963             150             291             645
Changes from contract transactions:
    Purchase payments                                                     25,257              88             315             295
    Contract distributions and terminations                               (2,636)           (110)           (280)            (89)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          5,183            (270)           (165)         (1,541)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                27,804            (292)           (130)         (1,335)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 39,767            (142)            161            (690)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 108,380       $   3,031       $   3,362       $   3,609
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                     Smith Barney
                                                                                     International    Smith Barney    Smith Barney
                                                                     Smith Barney       All Cap           Large           Money
                                                                      High Income       Growth          Cap Value        Market
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     319       $     201       $     371       $     143

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              16              (1)             --             (11)
    Net realized gain (loss) on investments                                  (81)            (25)            (41)             --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     134              71             125              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         69              45              84             (11)
Changes from contract transactions:
    Purchase payments                                                         --              --              --              --
    Contract distributions and terminations                                  (18)             (5)            (24)           (310)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (62)            (20)            (26)            228
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   (80)            (25)            (50)            (82)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    (11)             20              34             (93)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              308             221             405              50

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              17              (1)              2              (5)
    Net realized gain (loss) on investments                                  (42)            (15)             (7)             --
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      48              47              42              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         23              31              37              (5)
Changes from contract transactions:
    Purchase payments                                                         --               5              14              --
    Contract distributions and terminations                                  (15)             (7)            (29)           (255)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (51)            (36)             (5)            247
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   (66)            (38)            (20)             (8)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    (43)             (7)             17             (13)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     265       $     214       $     422       $      37
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                      Wells Fargo     Wells Fargo     Wells Fargo
                                                                        UBS U.S.        VT Asset        VT Equity       VT Equity
                                                                       Allocation      Allocation        Income           Value
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $   1,548       $      --       $      --       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (22)             --              --              --
    Net realized gain (loss) on investments                                  (51)             --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     694              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        621              --              --              --
Changes from contract transactions:
    Purchase payments                                                        784              25              11              --
    Contract distributions and terminations                                 (133)             --              --              --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          1,764              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 2,415              25              11              --
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  3,036              25              11              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            4,584              25              11              --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (48)              6              (1)             (1)
    Net realized gain (loss) on investments                                   47              (6)              1               1
    Capital gains distributions                                               --              29              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     461              93              54              12
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        460             122              54              12
Changes from contract transactions:
    Purchase payments                                                        698           1,648             632             136
    Contract distributions and terminations                                 (261)             --              (5)             (3)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            346              85             190              66
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   783           1,733             817             199
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,243           1,855             871             211
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   5,827       $   1,880       $     882       $     211
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      Wells Fargo
                                                                       VT Large        Wells Fargo     Wells Fargo     Wells Fargo
                                                                        Company         VT Money      VT Small Cap      VT Total
                                                                        Growth           Market          Growth        Return Bond
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $      --       $      --       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --              --              --              --
    Net realized gain (loss) on investments                                   --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                       1              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                          1              --              --              --
Changes from contract transactions:
    Purchase payments                                                         33              --               7              --
    Contract distributions and terminations                                   --              --              --              --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    33              --               7              --
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     34              --               7              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               34              --               7              --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (25)             (2)             (4)              3
    Net realized gain (loss) on investments                                   (2)             --               1              (1)
    Capital gains distributions                                               --              --              --               9
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     106              --              55              (5)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         79              (2)             52               6
Changes from contract transactions:
    Purchase payments                                                      1,924           2,310             403             346
    Contract distributions and terminations                                   (5)             (1)             (1)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            234          (1,938)            108             132
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 2,153             371             510             478
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  2,232             369             562             484
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   2,266       $     369       $     569       $     484
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Organization

      Separate Account B of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company Separate Account B) (the "Account") was established by ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING"), a global financial services holding company based in The Netherlands.

      On January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA. In conjunction with the Golden American name change, the Account changed its name to Separate Account B of ING USA Annuity and Life Insurance Company.

      The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

      During 2004, the Account had ING GoldenSelect Contracts, ING SmartDesign Contracts, ING Rollover Choice Contracts, ING Focus Variable Annuity ("Focus VA") Contracts, ING PrimElite, and Wells Fargo ING Contracts. ING GoldenSelect Contracts sold by ING USA during 2003 included Access, Premium Plus, ESII, Access One, Landmark, Generations, and Opportunities Contracts. ING SmartDesign Contracts included Variable Annuity ("VA"), Advantage, and Signature Contracts. Wells Fargo ING Contracts included Opportunities Contracts and Landmark Contracts.

      The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

      The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

      At December 31, 2004, the Account had 186 investment divisions (the "Divisions"), 55 of which invest in independently managed mutual funds and 131 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

      ING GET Fund:
         ING GET Fund - Series N
         ING GET Fund - Series P
         ING GET Fund - Series Q
         ING GET Fund - Series R
         ING GET Fund - Series S
         ING GET Fund - Series T
         ING GET Fund - Series U
         ING GET Fund - Series V*
      ING Investors Trust:
         ING AIM Mid-Cap Growth Portfolio (Service Class)
         ING AIM Mid-Cap Growth Portfolio (Advisor Class)
         ING Alliance Mid-Cap Growth Portfolio (Service Class)
         ING Alliance Mid-Cap Growth Portfolio (Advisor Class)
         ING American Funds Growth Portfolio (Service Class)*
         ING American Funds Growth-Income Portfolio (Service Class)* ING American Funds International Portfolio (Service Class)* ING Capital Guardian Large Cap Value Portfolio (Service Class) ING Capital Guardian Large Cap Value Portfolio (Advisor Class) ING Capital Guardian Managed Global Portfolio (Service Class) ING Capital Guardian Managed Global Portfolio (Advisor Class) ING Capital Guardian Small Cap Portfolio (Service Class)
         ING Capital Guardian Small Cap Portfolio (Advisor Class)
         ING Developing World Portfolio (Service Class)
         ING Developing World Portfolio (Advisor Class)
         ING Eagle Asset Capital Appreciation Portfolio (Service Class) ING Eagle Asset Capital Appreciation Portfolio (Advisor Class) ING Evergreen Health Sciences (Advisor Class)**
         ING Evergreen Health Sciences (Service Class)**
         ING Evergreen Omega (Advisor Class)**
         ING Evergreen Omega (Service Class)**
         ING FMR Diversified Mid-Cap Portfolio (Service Class)
         ING FMR Diversified Mid-Cap Portfolio (Advisor Class)
         ING Goldman Sachs Tollkeeper Portfolio (Service Class)
         ING Goldman Sachs Tollkeeper Portfolio (Advisor Class)
         ING Hard Assets Portfolio (Service Class)
         ING Hard Assets Portfolio (Advisor Class)
         ING International Portfolio (Service Class)
         ING International Portfolio (Advisor Class)
         ING Janus Special Equity Portfolio (Service Class)
         ING Janus Special Equity Portfolio (Advisor Class)
         ING Jennison Equity Opportunities Portfolio (Service Class) ING Jennison Equity Opportunities Portfolio (Advisor Class) ING JPMorgan Small Cap Equity Portfolio (Service Class)
         ING JPMorgan Small Cap Equity Portfolio (Advisor Class)
         ING Julius Baer Foreign Portfolio (Service Class)
         ING Julius Baer Foreign Portfolio (Advisor Class)

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------


      ING Investors Trust (continued):
         ING Legg Mason Value Portfolio (Service Class)
         ING Legg Mason Value Portfolio (Advisor Class)
         ING LifeStyle Aggressive Growth**
         ING LifeStyle Growth**
         ING LifeStyle Moderate Growth**
         ING LifeStyle Moderate**
         ING Limited Maturity Bond Portfolio (Service Class)
         ING Liquid Assets Portfolio (Service Class)
         ING Liquid Assets Portfolio (Advisor Class)
         ING Marsico Growth Portfolio (Service Class)
         ING Marsico Growth Portfolio (Advisor Class)
         ING Mercury Focus Value Portfolio (Service Class)
         ING Mercury Focus Value Portfolio (Advisor Class)
         ING Mercury Large Cap Growth Portfolio (Service Class)
         ING Mercury Large Cap Growth Portfolio (Advisor Class)
         ING MFS(R) Mid-Cap Growth Portfolio (Service Class)
         ING MFS(R) Mid-Cap Growth Portfolio (Advisor Class)
         ING MFS(R) Total Return Portfolio (Service Class)
         ING MFS(R) Total Return Portfolio (Advisor Class)
         ING Oppenheimer Main Street Portfolio (Service Class)
         ING Oppenheimer Main Street Portfolio (Advisor Class)
         ING PIMCO Core Bond Portfolio (Service Class)
         ING PIMCO Core Bond Portfolio (Advisor Class)
         ING PIMCO High Yield**
         ING Salomon Brothers All Cap Portfolio (Service Class)
         ING Salomon Brothers All Cap Portfolio (Advisor Class)
         ING Salomon Brothers Investors Portfolio (Service Class)
         ING Salomon Brothers Investors Portfolio (Advisor Class)
         ING T. Rowe Price Capital Appreciation Portfolio (Service Class)
         ING T. Rowe Price Capital Appreciation Portfolio (Advisor Class)
         ING T. Rowe Price Equity Income Portfolio (Service Class)
         ING T. Rowe Price Equity Income Portfolio (Advisor Class)
         ING UBS U.S. Balanced Portfolio (Service Class)
         ING UBS U.S. Balanced Portfolio (Advisor Class)*
         ING Van Kampen Equity Growth Portfolio (Service Class)
         ING Van Kampen Equity Growth Portfolio (Advisor Class)
         ING Van Kampen Global Franchise Portfolio (Service Class)
         ING Van Kampen Global Franchise Portfolio (Advisor Class)
         ING Van Kampen Growth and Income Portfolio (Service Class)
         ING Van Kampen Growth and Income Portfolio (Advisor Class)
         ING Van Kampen Real Estate Portfolio (Service Class)
         ING Van Kampen Real Estate Portfolio (Advisor Class)
      ING Partners, Inc.:
         ING American Century Select Portfolio (Service Class)
         ING American Century Small Cap Value Portfolio (Service Class)
         ING Baron Small Cap Growth Portfolio (Service Class)*
         ING JPMorgan International Portfolio (Service Class)
         ING JPMorgan Mid Cap Value Portfolio (Service Class)
         ING MFS(R) Capital Opportunities Portfolio (Initial Class)
         ING MFS(R) Capital Opportunities Portfolio (Service Class)
         ING OpCap Balanced Value Portfolio (Service Class)
         ING Oppenheimer Global Portfolio (Service Class)
         ING PIMCO Total Return Portfolio (Service Class)
         ING Salomon Brothers Aggressive Growth Portfolio (Service Class)*
         ING Salomon Brothers Fundamental Value Portfolio (Service Class)
         ING Salomon Brothers Investors Value Portfolio (Service Class)
         ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)*

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------


      ING Partners, Inc. (continued):
         ING T. Rowe Price Growth Equity Portfolio (Service Class) ING UBS U.S. Large Cap Equity Portfolio (Service Class)*
         ING Van Kampen Comstock Fund (Service Class)
         ING Van Kampen Equity and Income Portfolio (Service Class) ING Variable Insurance Trust:
         ING GET U.S. Core Portfolio - Series 1*
         ING GET U.S. Core Portfolio - Series 2 (Guaranteed)*
         ING GET U.S. Core Portfolio - Series 3*
         ING GET U.S. Core Portfolio - Series 4**
         ING GET U.S. Core Portfolio - Series 5**
         ING GET U.S. Core Portfolio - Series 6**
         ING GET U.S. Core Portfolio - Series 7**
         ING VP Worldwide Growth Portfolio
      ING Variable Portfolios, Inc.:
         ING VP Balanced Portfolio (Service Class)*
         ING VP Growth Portfolio (Service Class)
         ING VP Index Plus LargeCap Portfolio (Service Class)
         ING VP Index Plus MidCap Portfolio (Service Class)
         ING VP Index Plus SmallCap Portfolio (Service Class)
         ING VP Intermediate Bond Portfolio (Service Class)
         ING VP International Equity Portfolio (Service Class)*
         ING VP Small Company Portfolio (Service Class)
         ING VP Value Opportunity Portfolio (Service Class)
      ING Variable Products Trust:
         ING VP Convertible Portfolio (Service Class)
         ING VP Financial Services Portfolio (Service Class)**
         ING VP Growth and Income Portfolio (Service Class)*
         ING VP International Value Portfolio (Service Class)
         ING VP LargeCap Growth Portfolio (Service Class)
         ING VP MagnaCap Portfolio (Service Class)
         ING VP MidCap Opportunities Portfolio (Service Class)
         ING VP SmallCap Opportunities Portfolio (Service Class)
      AIM Variable Insurance Funds:
         AIM V.I. Capital Appreciation Fund (Class II)
         AIM V.I. Core Equity Fund (Class II)
         AIM V.I. Dent Demographic Trends Fund (Class II)
         AIM V.I. Financial Services Fund
         AIM V.I. Growth Fund (Class II)
         AIM V.I. Health Sciences Fund
         AIM V.I. Leisure Fund
         AIM V.I. Premier Equity Fund (Class II)
         AIM V.I. Utilities Fund
      AllianceBernstein Variable Products Series Fund, Inc.:
         AllianceBernstein Growth and Income Portfolio (Class B) AllianceBernstein Premier Growth Portfolio (Class B) AllianceBernstein Value Portfolio (Class B)
      Fidelity Variable Insurance Products Fund:
         Fidelity(R) VIP Equity-Income Portfolio (Class S2) Fidelity(R) VIP Growth Portfolio (Class S2)
         Fidelity(R) VIP Contrafund(R) Portfolio (Class S2) Fidelity(R) VIP Overseas Portfolio (Class S2)
      Franklin Templeton Variable Insurance Products Trust:
         Franklin Small Cap Value Securities Fund (Class 2)
      Goldman Sachs Asset Management, L.P.:
         ING Goldman Sachs(R) Capital Growth**
      Greenwich Street Series Fund:
         Greenwich Appreciation Portfolio
      Janus Aspen Series:
         Janus Aspen Series Balanced Portfolio (Class S)
         Janus Aspen Series Flexible Income Portfolio (Class S)
         Janus Aspen Series Growth Portfolio (Class S)
         Janus Aspen Series Worldwide Growth Portfolio (Class S) Liberty Variable Insurance Trust:
         Colonial Small Cap Value Fund (Class B)*
      Liberty Variable Series:
         Liberty Asset Allocation Fund Variable Series (Class A)* Liberty Equity Fund Variable Series (Class A)
         Liberty Federal Securities Fund Variable Series (Class A)* Liberty Small Company Growth Fund Variable Series (Class A)*

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------


      Oppenheimer Variable Accounts Fund:
         Oppenheimer Global Securities Fund/VA (Class S)
         Oppenheimer Strategic Bond Fund/VA (Class S)
      PIMCO Variable Insurance Trust:
         PIMCO StocksPLUS Growth and Income Portfolio
      Pioneer Variable Contracts Trust:
         Pioneer Equity-Income VCT Portfolio (Class II)
         Pioneer Fund VCT Portfolio (Class II)
         Pioneer Mid-Cap Value VCT
         Pioneer Small Company VCT Portfolio (Class II)
      ProFunds VP:
         ProFund VP Bull
         ProFund VP Europe 30
         ProFund VP Rising Rates Opportunity*
         ProFund VP Small Cap
      Prudential Series Fund, Inc.:
         Jennison Portfolio (Class II)
         SP William Blair International Growth Portfolio (Class II) Putnam Variable Trust:
         Putnam VT Discovery Growth Fund (Class IB)
         Putnam VT Growth and Income (Class IB)
         Putnam VT International Growth and Income (Class IB)
      Travelers Series Fund Inc.:
         Smith Barney High Income
         Smith Barney International All Cap Growth
         Smith Barney Large Cap Value
         Smith Barney Money Market
      UBS Series Trust:
         UBS U.S. Allocation Portfolio (Class I)
      Wells Fargo:
         Wells Fargo VT Asset Allocation*
         Wells Fargo VT Equity Income Fund*
         Wells Fargo VT Equity Value**
         Wells Fargo VT Large Company Growth*
         Wells Fargo VT Money Market**
         Wells Fargo VT Small Cap Growth*
         Wells Fargo VT Total Return Bond**

      *      Investments added in 2003
      **     Investments added in 2004

      The names of certain Divisions were changed during 2004. The following is a summary of current and former names for those Divisions:

                        Current Name                                                          Former Name
-----------------------------------------------------------------  -----------------------------------------------------------------
ING Investors Trust:                                               ING Investors Trust:
  ING Eagle Asset Capital Appreciation Portfolio (Service Class)     ING Eagle Asset Value Equity Portfolio (Service Class)
  ING Eagle Asset Capital Appreciation Portfolio (Advisor Class)     ING Eagle Asset Value Equity Portfolio (Advisor Class)
  ING Goldman Sachs Tollkeeper Portfolio (Service Class)             ING Goldman Sachs Internet Tollkeeper Portfolio (Service Class)
  ING Goldman Sachs Tollkeeper Portfolio (Advisor Class)             ING Goldman Sachs Internet Tollkeeper Portfolio (Advisor Class)
  ING Legg Mason Value Portfolio (Service Class)                     ING Janus Growth and Income Portfolio (Service Class)
  ING Legg Mason Value Portfolio (Advisor Class)                     ING Janus Growth and Income Portfolio (Advisor Class)
  ING JPMorgan Small Cap Equity Portfolio (Service Class)            ING JPMorgan Fleming Small Cap Equity Portfolio (Service Class)
  ING JPMorgan Small Cap Equity Portfolio (Advisor Class)            ING JPMorgan Fleming Small Cap Equity Portfolio (Advisor Class)
  ING Mercury Large Cap Growth Portfolio (Service Class)             ING Mercury Fundamental Growth Portfolio (Service Class)
  ING Mercury Large Cap Growth Portfolio (Advisor Class)             ING Mercury Fundamental Growth Portfolio (Advisor Class)
  ING Oppenheimer Main Street Portfolio (Service Class)              ING MFS(R) Research Portfolio (Service Class)
  ING Oppenheimer Main Street Portfolio (Advisor Class)              ING MFS(R) Research Portfolio (Advisor Class)

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Current Name                                                                Former Name
--------------------------------------------------------------------------  --------------------------------------------------------
ING Partners, Inc:                                                          ING Partners, Inc:
   ING American Century Select Portfolio (Service Class)                       ING Alger Growth Portfolio (Service Class)
   ING JPMorgan International Portfolio (Service Class)                        ING JPMorgan Fleming International Portfolio
                                                                                 (Service Class)
   ING Oppenheimer Global Portfolio (Service Class)                            ING MFS Global Growth Portfolio (Service Class)
   ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class      ING Alger Aggressive Growth Portfolio (Service Class)
   ING UBS U.S. Large Cap Equity Portfolio (Service Class)                     ING MFS Research Equity Portfolio (Service Class)
   ING Van Kampen Equity and Income Portfolio (Service Class)                  ING UBS Tactical Asset Allocation Portfolio
                                                                                  (Service Class)
ING Variable Insurance Trust:                                               ING Variable Insurance Trust:
   ING VP Worldwide Growth Portfolio                                           ING VIT Worldwide Growth
ING Variable Portfolios, Inc:                                               ING Variable Portfolios, Inc:
   ING VP Intermediate Bond Portfolio (Service Class)                          ING VP Bond Portfolio (Service Class)
AIM Variable Insurance Funds:                                               AIM Variable Insurance Funds:
   AIM V.I. Financial Services Fund                                            INVESCO VIF - Financial Services Fund
   AIM V.I. Health Sciences Fund                                               INVESCO VIF - Health Sciences Fund
   AIM V.I. Leisure Fund                                                       INVESCO VIF - Leisure Fund
   AIM V.I. Utilities Fund                                                     INVESCO VIF - Utilities Fund
Prudential Series Fund, Inc:                                                Prudential Series Fund, Inc:
   SP William Blair International Growth Portfolio (Class II)                  SP Jennison International Growth Portfolio (Class II)
UBS Series Trust:                                                           UBS Series Trust:
   UBS U.S. Allocation Portfolio (Class I)                                     UBS Tactical Allocation Portfolio (Class I)

      During 2004, the ING VP Growth Opportunities Portfolio (Service Class) and PIMCO High Yield Portfolio were closed to Contractowners.

2.    Significant Accounting Policies

      The following is a summary of the significant accounting policies of the
      Account:

      Use of Estimates

      The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

      Investments

      Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

      Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ING USA.

      Transfers

      Transfers between the Account and ING USA relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ING USA, Contractowner transfers between the general account and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to ING USA Annuity and Life Insurance Company on the Statements of Assets and Liabilities.

3.    Charges and Fees

      Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

      Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

      Mortality and Expense Risk Charges

      ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

      Daily charges deducted at annual rates to cover these risks follows:

                       Series                                     Annual Rates
      ------------------------------------------------------    ----------------
      DVA 80                                                          0.80 %
      DVA                                                             0.90
      DVA Series 100                                                  1.25
      DVA Plus (pre February 2000) Standard                           1.10
      DVA Plus (post January 2000) Standard                           1.15
      DVA Plus (post 2000) Standard                                   1.15
      DVA Plus (pre February 2000) Annual Ratchet                     1.25
      DVA Plus (pre February 2000) 5.5% Solution                      1.25
      DVA Plus (post January 2000) 5.5% Solution                      1.25
      DVA Plus (post 2000) 5.5% Solution                              1.30
      DVA Plus (post January 2000) Annual Ratchet                     1.30
      DVA Plus (pre February 2000) 7% Solution                        1.40
      DVA Plus (post January 2000) Max 5.5                            1.40
      DVA Plus (post 2000) Annual Ratchet                             1.40
      DVA Plus (post 2000) Max 5.5                                    1.45
      DVA Plus (post January 2000) 7% Solution                        1.50
      DVA Plus (post 2000) 7% Solution                                1.50
      DVA Plus (post January 2000) Max 7                              1.60
      DVA Plus (post 2000) Max 7                                      1.60
      Access (pre February 2000) Standard                             1.25
      Access (post January 2000) Standard                             1.30
      Access (post 2000) Standard                                     1.30
      Access (pre February 2000) Annual Ratchet                       1.40
      Access (pre February 2000) 5.5% Solution                        1.40
      Access (post January 2000) Annual Ratchet                       1.45
      Access (post January 2000) 5.5 % Solution                       1.45
      Access (post 2000) 5.5% Solution                                1.45
      Access (pre February 2000) 7% Solution                          1.55
      Access (post January 2000) Max 5.5                              1.55
      Access (post 2000) Annual Ratchet                               1.55
      Access (post 2000) Max 5.5                                      1.60
      Access (post January 2000) 7% Solution                          1.65

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                       Series                                     Annual Rates
      ------------------------------------------------------    ----------------
      Access (post 2000) 7% Solution                                  1.65 %
      Access (post April 2001) Standard                               1.65
      Access (post January 2000) Max 7                                1.75
      Access (post 2000) Max 7                                        1.75
      Access (post April 2001) 5.5% Solution                          1.80
      Access (post April 2001) Annual Ratchet                         1.90
      Access (post April 2001) Max 5.5                                1.95
      Access (post April 2001) 7% Solution                            2.00
      Access (post April 2001) Max 7                                  2.10
      Premium Plus (pre February 2000) Standard                       1.25
      Premium Plus (post January 2000) Standard                       1.30
      Premium Plus (post 2000) Standard                               1.30
      Premium Plus (pre February 2000) Annual Ratchet                 1.40
      Premium Plus (pre February 2000) 5.5% Solution                  1.40
      Premium Plus (post January 2000) Annual Ratchet                 1.45
      Premium Plus (post January 2000) 5.5% Solution                  1.45
      Premium Plus (post 2000) 5.5% Solution                          1.45
      Premium Plus (pre February 2000) 7% Solution                    1.55
      Premium Plus (post January 2000) Max 5.5                        1.55
      Premium Plus (post 2000) Annual Ratchet                         1.55
      Premium Plus (post 2000) Max 5.5                                1.60
      Premium Plus (post January 2000) 7% Solution                    1.65
      Premium Plus (post 2000) 7% Solution                            1.65
      Premium Plus (post January 2000) Max 7                          1.75
      Premium Plus (post 2000) Max 7                                  1.75
      ES II (pre 2001)                                                1.25
      ES II (post 2000) Standard                                      1.25
      ES II (post 2000) Deferred Ratchet                              1.30
      ES II (post 2000) 5.5%                                          1.40
      ES II (post 2000) Annual Ratchet                                1.50
      ES II (post 2000) Max 5.5                                       1.55
      ES II (post 2000) 7% Solution                                   1.60
      ES II (post 2000) Max 7                                         1.70
      Value Standard                                                  0.75
      Access One                                                      0.35
      Granite PrimElite-Standard                                      1.10
      Granite PrimElite-Annual Ratchet                                1.25
      Generations-Standard                                            1.25
      Generations-Deferred Ratchet                                    1.30
      Generations-Annual Ratchet                                      1.50
      Generations-7% Solution                                         1.60
      Generations-Max 7                                               1.70
      Landmark-Standard                                               1.50
      Landmark-5.5% Solution                                          1.65

 Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                       Series                                     Annual Rates
      ------------------------------------------------------    ----------------
      Landmark-Annual Ratchet                                         1.75 %
      Landmark-Max 5.5                                                1.80
      Landmark-7% Solution                                            1.85
      Landmark-Max 7                                                  1.95
      VA Option I                                                     0.80
      VA Option II                                                    1.10
      VA Option III                                                   1.25
      VA Bonus Option I                                               1.30
      VA Bonus Option II                                              1.60
      VA Bonus Option III                                             1.75
      Advantage Option I                                              2.05
      Advantage Option II                                             2.25
      Advantage Option III                                            2.40
      Rollover Choice Option I                                        0.60
      Rollover Choice Option II                                       0.80
      Rollover Choice Option III                                      0.95
      Opportunities-Standard                                          1.25
      Opportunities-5.5% Solution                                     1.40
      Opportunities-Annual Ratchet                                    1.50
      Opportunities-7% Solution                                       1.60
      Opportunities-Max 5.5                                           1.55
      Opportunities-Max 7                                             1.70
      Signature Option I                                              1.10
      Signature Option II                                             1.30
      Signature Option III                                            1.45
      Focus VA Option I                                               0.60
      Focus VA Option II                                              0.80

      Asset Based Administrative Charges

      A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, Rollover Choice, Focus VA, and Opportunities Contracts.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

      Administrative Charges

      An administrative charge is deducted from the accumulation value of deferred annuity contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

      For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

      Contingent Deferred Sales Charges

      Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

          Complete                         Granite
       Years Elapsed                      PrimElite                   Opportunities,
       Since Premium        DVA 80          & DVA        Premium         ES II &
          Payment           & DVA           Plus           Plus        Generations       Value
      ---------------   --------------  -------------  -----------   ---------------   ---------
             0                6%             7%             8%              8%             6%
             1                5%             7%             8%              7%             6%
             2                4%             6%             8%              6%             6%
             3                3%             5%             8%              5%             5%
             4                2%             4%             7%              4%             4%
             5                1%             3%             6%              3%             3%
             6                0%             1%             5%              2%             1%
             7                0%             0%             3%              1%             0%
             8                0%             0%             1%              0%             0%
             9+               0%             0%             0%              0%             0%

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

          Complete
       Years Elapsed
       Since Premium                                 Signature       Rollover       Focus
          Payment        Advantage     Landmark         & VA          Choice          VA
      ---------------   -----------  ------------  -------------   ------------   ---------
             0               6%           6%             7%             6%            3%
             1               5%           5%             7%             6%            2%
             2               4%           4%             6%             5%            1%
             3               0%           3%             6%             4%            0%
             4               0%           0%             5%             3%            0%
             5               0%           0%             4%             2%            0%
             6               0%           0%             3%             1%            0%
             7               0%           0%             0%             0%            0%
             8               0%           0%             0%             0%            0%
             9+              0%           0%             0%             0%            0%

      Other Contract Charges

      Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

      Deferred Sales Load

      Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to Contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

      Premium Taxes

      For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

      Fees Waived by ING USA

      Certain charges and fees for various types of Contracts are currently waived by ING USA. ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

4.    Related Party Transactions

      During the year ended December 31, 2004, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.49% to 1.60% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Intermediate Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

5.    Purchases and Sales of Investment Securities

      The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                 Year ended December 31
                                                                          2004                            2003
                                                               --------------------------      --------------------------
                                                               Purchases         Sales         Purchases         Sales
                                                               ----------      ----------      ----------      ----------
                                                                                  (Dollars in thousands)
      ING GET Fund:
        ING GET Fund - Series N                                $      962      $    6,278      $      719      $    6,446
        ING GET Fund - Series P                                     3,588          26,632           3,277          37,406
        ING GET Fund - Series Q                                     4,214          26,177             143          45,984
        ING GET Fund - Series R                                     4,151          24,850             729          45,720
        ING GET Fund - Series S                                     6,065          31,503             209          68,817
        ING GET Fund - Series T                                     6,808          30,473             841          87,461
        ING GET Fund - Series U                                    10,038          31,147         260,067         108,937
        ING GET Fund - Series V                                     2,832         101,568         385,428          53,056
      ING Investors Trust:
        ING AIM Mid-Cap Growth (Service Class)                     31,365          41,164         146,376         126,554
        ING AIM Mid-Cap Growth (Advisor Class)                      3,361             492           2,750              70
        ING Alliance Mid-Cap Growth (Service Class)                82,581         109,808         202,510         156,537
        ING Alliance Mid-Cap Growth (Advisor Class)                 7,240             817           3,912             213
        ING American Funds Growth                                 659,514          10,026         126,082              --
        ING American Funds Growth-Income                          520,373           4,354          94,431              --
        ING American Funds International                          244,406           8,920          43,141             519
        ING Capital Guardian Large Cap Value (Service Class)       92,411          56,801         158,785          20,113
        ING Capital Guardian Large Cap Value (Advisor Class)        3,296             851           5,891             565
        ING Capital Guardian Managed Global (Service Class)        45,149          50,471          77,858          35,871
        ING Capital Guardian Managed Global (Advisor Class)         2,527             246           1,883             133
        ING Capital Guardian Small Cap (Service Class)             44,179          76,946         198,157         143,109
        ING Capital Guardian Small Cap (Advisor Class)              3,649             439           3,260               8
        ING Developing World (Service Class)                       66,413          43,236          67,328          47,207
        ING Developing World (Advisor Class)                        4,573             320           1,546              20
        ING Eagle Asset Capital Appreciation (Service Class)       17,435          34,037          34,721          36,843
        ING Eagle Asset Capital Appreciation (Advisor Class)          875             208             872             116
        ING Evergreen Health Sciences (Advisor Class)               2,682             111              --              --
        ING Evergreen Health Sciences (Service Class)              50,071          21,606              --              --
        ING Evergreen Omega (Advisor Class)                           300               1              --              --
        ING Evergreen Omega (Service Class)                         3,168             272              --              --
        ING FMR Diversified Mid-Cap (Service Class)                62,538          17,693          41,284           4,975
        ING FMR Diversified Mid-Cap (Advisor Class)                 4,708             233           3,042             130
        ING Goldman Sachs Tollkeeper (Service Class)               19,913          11,846          37,453           6,338
        ING Goldman Sachs Tollkeeper (Advisor Class)                2,077             766           2,452             210
        ING Hard Assets (Service Class)                            83,597          44,212          98,184          66,246

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                 Year ended December 31
                                                                          2004                            2003
                                                               --------------------------      --------------------------
                                                               Purchases         Sales         Purchases         Sales
                                                               ----------      ----------      ----------      ----------
                                                                                  (Dollars in thousands)
      ING Investors Trust (continued):
        ING Hard Assets (Advisor Class)                        $    6,776      $      242      $    2,370      $       93
        ING International (Service Class)                          56,127          64,177         288,321         282,883
        ING International (Advisor Class)                           3,225             256           3,936              28
        ING Janus Special Equity (Service Class)                   17,336          14,621          22,316           3,948
        ING Janus Special Equity (Advisor Class)                    1,274             193             658              39
        ING Jennison Equity Opportunities (Service Class)           8,066          61,667          59,176          85,768
        ING Jennison Equity Opportunities (Advisor Class)           1,514             180           1,388              51
        ING JPMorgan Small Cap Equity (Service Class)              85,844          17,405          46,793           1,220
        ING JPMorgan Small Cap Equity (Advisor Class)              16,622             460           9,013              77
        ING Julius Baer Foreign (Service Class)                   138,465          11,282          41,204          15,658
        ING Julius Baer Foreign (Advisor Class)                    13,068             231           2,121              60
        ING Legg Mason Value (Service Class)                       50,522          20,461          63,371           6,551
        ING Legg Mason Value (Advisor Class)                        6,512           1,342           6,371             709
        ING LifeStyle Aggressive Growth                           194,009             680              --              --
        ING LifeStyle Growth                                      435,349              --              --              --
        ING LifeStyle Moderate Growth                             427,733           6,546              --              --
        ING LifeStyle Moderate                                    206,168           6,991              --              --
        ING Limited Maturity Bond                                  30,745         192,741         135,215         170,287
        ING Liquid Assets (Service Class)                         984,305       1,111,723       1,736,952       2,014,414
        ING Liquid Assets (Advisor Class)                          27,799          23,139          12,886           9,848
        ING Marsico Growth (Service Class)                         20,227          75,368         151,832         112,858
        ING Marsico Growth (Advisor Class)                          5,783             608           7,334              88
        ING Mercury Focus Value (Service Class)                    21,036           8,111          18,337           1,751
        ING Mercury Focus Value (Advisor Class)                     1,643             134             692              37
        ING Mercury Large Cap Growth (Service Class)               10,760           5,836           9,541             725
        ING Mercury Large Cap Growth (Advisor Class)                1,423             146             660              42
        ING MFS(R) Mid-Cap Growth (Service Class)                  41,863         102,569         238,851         211,017
        ING MFS(R) Mid-Cap Growth (Advisor Class)                   6,585           1,080           8,015             205
        ING MFS(R) Total Return (Service Class)                   101,744          70,679         222,700          81,903
        ING MFS(R) Total Return (Advisor Class)                    17,278             764          14,146             242
        ING Oppenheimer Main Street (Service Class)                13,744          74,953         113,001         136,752
        ING Oppenheimer Main Street (Advisor Class)                 1,038             418           1,498             134
        ING PIMCO Core Bond (Service Class)                       147,978          90,022         213,083         139,250
        ING PIMCO Core Bond (Advisor Class)                        14,025           2,969          17,218           1,791
        ING PIMCO High Yield                                      733,793         108,155              --              --
        ING Salomon Brothers All Cap (Service Class)               45,368          69,166         106,924          38,799
        ING Salomon Brothers All Cap (Advisor Class)                7,898              91           5,067              28
        ING Salomon Brothers Investors (Service Class)             16,157          19,144          25,471          11,089
        ING Salomon Brothers Investors (Advisor Class)                996             228             556              17

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                 Year ended December 31
                                                                          2004                            2003
                                                                 --------------------------      --------------------------
                                                                 Purchases         Sales         Purchases         Sales
                                                                 ----------      ----------      ----------      ----------
                                                                                    (Dollars in thousands)
      ING Investors Trust (continued):
        ING T. Rowe Price Capital Appreciation (Service Class)   $  319,234      $   40,567      $  219,954      $   41,604
        ING T. Rowe Price Capital Appreciation (Advisor Class)       30,021             381          17,090             462
        ING T. Rowe Price Equity Income (Service Class)             203,104          33,530         148,931          28,175
        ING T. Rowe Price Equity Income (Advisor Class)              11,069           1,066           9,266             595
        ING UBS U.S. Balanced (Service Class)                        27,487           3,010          18,600           6,006
        ING UBS U.S. Balanced (Advisor Class)                         2,099              96             918               6
        ING Van Kampen Equity Growth (Service Class)                 10,597           2,597          22,819             517
        ING Van Kampen Equity Growth (Advisor Class)                  4,135             832           4,889              42
        ING Van Kampen Global Franchise (Service Class)              57,565           9,799          41,286           7,742
        ING Van Kampen Global Franchise (Advisor Class)              21,996             360          11,725             255
        ING Van Kampen Growth and Income (Service Class)             39,273          61,072          63,901          61,838
        ING Van Kampen Growth and Income (Advisor Class)             25,311           1,302          20,621           1,062
        ING Van Kampen Real Estate (Service Class)                  150,109          51,096         110,208          43,180
        ING Van Kampen Real Estate (Advisor Class)                    8,370             428           5,076              25
      ING Partners, Inc.:
        ING American Century Select                                     150              10              80               1
        ING American Century Small Cap Value                            241              50             136               1
        ING Baron Small Cap Growth                                    1,304           1,178             937               2
        ING JPMorgan International                                   83,006          34,320          11,322           4,006
        ING JPMorgan Mid Cap Value                                   14,241           1,328           5,429              70
        ING MFS(R) Capital Opportunities (Initial Class)              1,357             854           1,674             378
        ING MFS(R) Capital Opportunities (Service Class)                 66              58             267               2
        ING OpCap Balanced Value                                        731             179             229               2
        ING Oppenheimer Global Portfolio                              2,126             973           1,477             140
        ING PIMCO Total Return                                        1,188           1,058           1,557             214
        ING Salomon Brothers Aggressive Growth                      101,833           9,962          16,007           2,873
        ING Salomon Brothers Fundamental Value                          300             143             518               3
        ING Salomon Brothers Investors Value                            353             109             317               3
        ING T. Rowe Price Diversified Mid Cap Growth                    202             253             591             105
        ING T. Rowe Price Growth Equity                                 810             380           1,860              28
        ING UBS U.S. Large Cap Equity                                   684             164              84              --
        ING Van Kampen Comstock                                      54,500             392          33,171           1,711
        ING Van Kampen Equity and Income                                166              18              81               3

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                 Year ended December 31
                                                                          2004                            2003
                                                               --------------------------      --------------------------
                                                               Purchases         Sales         Purchases         Sales
                                                               ----------      ----------      ----------      ----------
                                                                                  (Dollars in thousands)
      ING Variable Insurance Trust:
        ING GET U.S. Core Portfolio - Series 1                 $    1,924      $   56,798      $  238,806      $   25,679
        ING GET U.S. Core Portfolio - Series 2                        661          59,703         166,567             464
        ING GET U.S. Core Portfolio - Series 3                    164,807          35,928           8,964               1
        ING GET U.S. Core Portfolio - Series 4                     84,641          12,329              --              --
        ING GET U.S. Core Portfolio - Series 5                     53,643          13,274              --              --
        ING GET U.S. Core Portfolio - Series 6                     60,257             492              --              --
        ING GET U.S. Core Portfolio - Series 7                      1,382             114              --              --
        ING VIT Worldwide Growth                                   10,619           9,091          19,828           6,849
      ING Variable Portfolios, Inc.:
        ING VP Balanced                                             2,073             379           1,197              42
        ING VP Growth                                                  59              17             261              56
        ING VP Index Plus LargeCap                                 69,686          10,584          62,351          13,117
        ING VP Index Plus MidCap                                   53,314           2,100          16,264           5,177
        ING VP Index Plus SmallCap                                 50,623           6,334          13,623           3,693
        ING VP Intermediate Bond                                  170,626          27,050          89,990          70,653
        ING VP International Equity                                   420             386             183               7
        ING VP Small Company                                          519             268             653              92
        ING VP Value Opportunity                                    1,564             628           1,009             169
      ING Variable Products Trust:
        ING VP Convertible                                          5,343             826           3,324             879
        ING VP Financial Services                                  22,095           8,969              --              --
        ING VP Growth and Income                                      426             461           1,606              71
        ING VP Growth Opportunities                                 4,439          31,659          13,123           1,710
        ING VP International Value                                  1,007             451             576             171
        ING VP LargeCap Growth                                         76             309           1,248             768
        ING VP MagnaCap                                             5,037           4,968          12,289           2,104
        ING VP MidCap Opportunities                                36,964           7,246             223               1
        ING VP SmallCap Opportunities                              19,063          14,965          46,178           4,073
      AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                                  --              11              66              24
        AIM V.I. Core Equity                                           17              42             105               1
        AIM V.I. Dent Demographic Trends                           24,782          20,144          42,067           4,254
        AIM V.I. Financial Services                                19,553          27,143          58,467          31,710
        AIM V.I. Growth                                             1,403             424           1,911             427
        AIM V.I. Health Sciences                                   34,035          34,514          81,144          38,138
        AIM V.I. Leisure                                           20,612           5,142          24,801           1,312
        AIM V.I. Premier Equity                                        19              42              88              17
        AIM V.I. Utilities                                         58,506          18,721          19,832           3,235

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                 Year ended December 31
                                                                          2004                            2003
                                                               --------------------------      --------------------------
                                                               Purchases         Sales         Purchases         Sales
                                                               ----------      ----------      ----------      ----------
                                                                                  (Dollars in thousands)
      AllianceBernstein Variable Products Series Fund, Inc.:
        AllianceBernstein Growth and Income                    $    6,480      $    2,462      $    5,730      $      902
        AllianceBernstein Premier Growth                            1,552             591           2,862           2,017
        AllianceBernstein Value                                     3,959           1,147           3,623             943
      Fidelity Variable Insurance Products Fund:
        Fidelity(R) VIP Equity-Income                              99,758          19,295         118,197          17,735
        Fidelity(R) VIP Growth                                     79,611          31,124         188,912          51,570
        Fidelity(R) VIP Contrafund(R)                              21,253             945          14,431             521
        Fidelity(R) VIP Overseas                                    2,374           2,803           7,214           6,453
      Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap Value Securities                           718              80             180               3
      Goldman Sachs Asset Management, L.P.:
        ING Goldman Sachs(R) Capital Growth                             8              --              --              --
      Greenwich Street Series Fund:
        Greenwich Appreciation                                         29             112              34              86
      Janus Aspen Series:
        Janus Aspen Series Balanced                                   572             992           3,875             252
        Janus Aspen Series Flexible Income                            622             672           2,046             473
        Janus Aspen Series Growth                                      87             360             742              84
        Janus Aspen Series Worldwide Growth                         1,344           2,022          19,777          17,513
      Liberty Variable Insurance Trust:
        Colonial Small Cap Value                                  176,508           3,208          38,705             642
      Liberty Variable Series:
        Liberty Asset Allocation                                       14              56             575              84
        Liberty Equity                                                  5              75              98              74
        Liberty Federal Securities                                     24              19             124              40
        Liberty Small Company Growth                                   38              38              62              17
      Oppenheimer Variable Accounts Fund:
        Oppenheimer Global Securities                               4,520             869           2,204              27
        Oppenheimer Strategic Bond                                  1,482             745             968             317
      PIMCO Variable Insurance Trust:
        PIMCO High Yield                                           74,851         671,104         412,507         166,432
        PIMCO StocksPLUS Growth and Income                          2,943          37,022          27,584          64,388
      Pioneer Variable Contracts Trust:
        Pioneer Equity-Income VCT                                     738             250             718              13
        Pioneer Fund VCT                                           27,319          13,804          39,976           6,474
        Pioneer Mid-Cap Value VCT                                 237,923          13,055         104,888           2,103
        Pioneer Small Company VCT                                   2,425           1,757           2,653             706

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                 Year ended December 31
                                                                          2004                            2003
                                                               --------------------------      --------------------------
                                                               Purchases         Sales         Purchases         Sales
                                                               ----------      ----------      ----------      ----------
                                                                                  (Dollars in thousands)
      ProFunds VP:
        ProFund VP Bull                                        $  284,834      $  270,174      $  255,458      $  213,494
        ProFund VP Europe 30                                      103,358         102,359         145,136         133,466
        ProFund VP Rising Rates Opportunity                       108,121          70,102          32,296           8,593
        ProFund VP Small Cap                                      325,266         317,292         317,059         247,916
      Prudential Series Fund, Inc.:
        Jennison                                                   12,409           9,611          19,753          11,282
        SP William Blair International Growth                      63,882          38,037          74,583          33,468
      Putnam Variable Trust:
        Putnam VT Discovery Growth                                    248             590           1,239             364
        Putnam VT Growth and Income                                   577             707           1,626             641
        Putnam VT International Growth and Income                     897           2,244           1,554           1,314
      Travelers Series Fund Inc.:
        Smith Barney High Income                                       22              71              25              89
        Smith Barney International All Cap Growth                       7              46              10              36
        Smith Barney Large Cap Value                                   21              39              32              82
        Smith Barney Money Market                                       9              22              34             127
      UBS Series Trust:
        UBS U.S. Allocation Portfolio                               1,684             948           2,728             335
      Wells Fargo Variable Trust:
        Wells Fargo VT Asset Allocation                             2,023             255              25              --
        Wells Fargo VT Equity Income                                  836              20              11              --
        Wells Fargo VT Equity Value                                   214              16              --              --
        Wells Fargo VT Large Company Growth                         2,203              75              33              --
        Wells Fargo VT Money Market                                 2,779           2,410
        Wells Fargo VT Small Cap Growth                               515               9               7              --
        Wells Fargo VT Total Return Bond                              504              14              --              --

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

6.    Changes in Units

      The changes in units outstanding for the years ended December 31, 2004 and 2003 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ------------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ---------- -----------  ------------  -----------  -----------  ------------
ING GET Fund:
  ING GET Fund - Series N                                   64,321     613,209     (548,888)        2,813      582,838     (580,025)
  ING GET Fund - Series P                                  206,415   2,637,868   (2,431,453)      427,496    3,875,525   (3,448,029)
  ING GET Fund - Series Q                                  391,384   2,691,943   (2,300,559)      540,093    4,702,920   (4,162,827)
  ING GET Fund - Series R                                  122,580   2,229,403   (2,106,823)      662,537    4,700,603   (4,038,066)
  ING GET Fund - Series S                                  300,318   3,029,233   (2,728,915)      778,306    7,069,347   (6,291,041)
  ING GET Fund - Series T                                  131,731   2,717,087   (2,585,356)    1,110,001    9,134,206   (8,024,205)
  ING GET Fund - Series U                                  480,341   3,067,510   (2,587,169)   27,424,655   11,466,254   15,958,401
  ING GET Fund - Series V                                  577,285  10,404,006   (9,826,721)   39,493,072    5,925,624   33,567,448
ING Investors Trust:
  ING AIM Mid-Cap Growth (Service Class)                 6,367,568   6,878,476     (510,908)   20,239,308   18,505,860    1,733,448
  ING AIM Mid-Cap Growth (Advisor Class)                   301,808      69,494      232,314       244,294       17,832      226,462
  ING Alliance Mid-Cap Growth (Service Class)           13,060,531  14,440,337   (1,379,806)   30,683,632   27,132,870    3,550,762
  ING Alliance Mid-Cap Growth (Advisor Class)              544,617     134,006      410,611       289,350       33,689      255,661
  ING American Funds Growth                             75,588,327  15,707,624   59,880,703    13,769,489    1,471,401   12,298,088
  ING American Funds Growth-Income                      56,799,845  10,075,723   46,724,122    10,140,145    1,034,017    9,106,128
  ING American Funds International                      26,252,480   6,740,245   19,512,235     4,737,237      831,014    3,906,223
  ING Capital Guardian Large Cap Value (Service Class)  22,692,356  18,431,317    4,261,039    31,963,365   15,626,833   16,336,532
  ING Capital Guardian Large Cap Value (Advisor Class)     288,524      91,322      197,202       626,639      164,468      462,171
  ING Capital Guardian Managed Global (Service Class)    6,322,929   6,348,593      (25,664)    9,589,344    6,596,769    2,992,575
  ING Capital Guardian Managed Global (Advisor Class)      211,856      36,460      175,396       160,376       13,074      147,302

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ------------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ----------  ----------  ------------  -----------  -----------  ------------
ING Investors Trust (continued):
  ING Capital Guardian Small Cap (Service Class)         9,459,624  11,003,388   (1,543,764)   23,836,823   20,086,014    3,750,809
  ING Capital Guardian Small Cap (Advisor Class)           343,922      71,576      272,346       288,617       11,915      276,702
  ING Developing World (Service Class)                  12,456,786   9,987,288    2,469,498    13,707,508   11,144,731    2,562,777
  ING Developing World (Advisor Class)                     395,322      68,567      326,755       141,785        9,786      131,999
  ING Eagle Asset Capital Appreciation (Service Class)   2,786,084   3,577,865     (791,781)    5,456,564    5,513,235      (56,671)
  ING Eagle Asset Capital Appreciation (Advisor Class)      74,900      18,648       56,252        91,756       16,399       75,357
  ING Evergreen Health Sciences (Advisor Class)            579,944     303,171      276,773            --           --           --
  ING Evergreen Health Sciences (Service Class)          6,228,198   3,256,326    2,971,872            --           --           --
  ING Evergreen Omega (Advisor Class)                       37,746       7,391       30,355            --           --           --
  ING Evergreen Omega (Service Class)                      360,779      70,644      290,135            --           --           --
  ING FMR Diversified Mid-Cap (Service Class)           10,437,113   5,910,228    4,526,885     9,117,415    4,385,125    4,732,290
  ING FMR Diversified Mid-Cap (Advisor Class)              410,416      47,280      363,136       312,293       32,870      279,423
  ING Goldman Sachs Tollkeeper (Service Class)           6,188,180   4,839,831    1,348,349     9,293,284    3,690,700    5,602,584
  ING Goldman Sachs Tollkeeper (Advisor Class)             180,026      77,669      102,357       202,253       27,084      175,169
  ING Hard Assets (Service Class)                        8,858,384   6,870,066    1,988,318     9,957,046    8,031,960    1,925,086
  ING Hard Assets (Advisor Class)                          554,121      72,967      481,154       214,555       17,599      196,956
  ING International (Service Class)                     11,054,022  11,852,585     (798,563)   45,122,881   44,094,402    1,028,479
  ING International (Advisor Class)                        309,609      64,971      244,638       392,995       17,995      375,000
  ING Janus Special Equity (Service Class)               3,756,173   3,411,660      344,513     4,712,526    2,282,039    2,430,487
  ING Janus Special Equity (Advisor Class)                  99,416      20,158       79,258        54,493        3,864       50,629
  ING Jennison Equity Opportunities (Service Class)      2,320,241   4,888,803   (2,568,562)    7,487,170    8,997,369   (1,510,199)
  ING Jennison Equity Opportunities (Advisor Class)        136,480      25,675      110,805       134,102        6,870      127,232
  ING JPMorgan Small Cap Equity (Service Class)         11,358,419   5,293,354    6,065,065     6,441,180    1,314,781    5,126,399
  ING JPMorgan Small Cap Equity (Advisor Class)          1,530,599     236,392    1,294,207       886,242       51,332      834,910
  ING Julius Baer Foreign (Service Class)               17,924,576   6,065,652   11,858,924     5,465,920    2,801,803    2,664,117

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------


                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ------------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ---------- -----------  ------------  -----------  -----------  ------------
ING Investors Trust (continued):
  ING Julius Baer Foreign (Advisor Class)               1,127,353       85,637    1,041,716       208,049       21,627      186,422
  ING Legg Mason Value (Service Class)                 12,506,118    8,611,957    3,894,161    15,080,009    7,058,656    8,021,353
  ING Legg Mason Value (Advisor Class)                    688,527      218,299      470,228       676,501      120,816      555,685
  ING LifeStyle Aggressive Growth                      21,033,612    1,931,339   19,102,273            --           --           --
  ING LifeStyle Growth                                 47,731,376    4,965,325   42,766,051            --           --           --
  ING LifeStyle Moderate Growth                        47,027,641    5,538,710   41,488,931            --           --           --
  ING LifeStyle Moderate                               23,846,235    4,237,375   19,608,860            --           --           --
  ING Limited Maturity Bond                             3,951,500   12,903,915   (8,952,415)   22,024,027   23,493,026   (1,468,999)
  ING Liquid Assets (Service Class)                   216,515,479  224,353,188   (7,837,709)  263,960,840  281,659,270  (17,698,430)
  ING Liquid Assets (Advisor Class)                     4,879,503    4,398,971      480,532     1,605,225    1,295,814      309,411
  ING Marsico Growth (Service Class)                   12,587,344   15,715,894   (3,128,550)   27,316,330   23,711,846    3,604,484
  ING Marsico Growth (Advisor Class)                      545,585      111,337      434,248       692,233       47,674      644,559
  ING Mercury Focus Value (Service Class)               2,512,205    1,475,004    1,037,201     2,390,740      669,562    1,721,178
  ING Mercury Focus Value (Advisor Class)                 125,017       16,039      108,978        62,575        5,799       56,776
  ING Mercury Large Cap Growth (Service Class)          1,178,993      813,285      365,708     1,342,793      314,981    1,027,812
  ING Mercury Large Cap Growth (Advisor Class)            112,331       14,577       97,754        68,767        7,459       61,308
  ING MFS(R) Mid-Cap Growth (Service Class)             7,269,565    9,553,963   (2,284,398)   25,134,567   23,309,608    1,824,959
  ING MFS(R) Mid-Cap Growth (Advisor Class)               615,076      166,789      448,287       730,445       64,597      665,848
  ING MFS(R) Total Return (Service Class)              15,117,511   13,582,514    1,534,997    24,648,572   17,000,181    7,648,391
  ING MFS(R) Total Return (Advisor Class)               1,686,186      260,363    1,425,823     1,428,064      107,319    1,320,745
  ING Oppenheimer Main Street (Service Class)           3,398,796    6,443,036   (3,044,240)   13,516,901   14,641,938   (1,125,037)
  ING Oppenheimer Main Street (Advisor Class)              97,762       43,594       54,168       151,542       20,594      130,948
  ING PIMCO Core Bond (Service Class)                  26,660,244   22,711,549    3,948,695    41,045,236   35,097,502    5,947,734
  ING PIMCO Core Bond (Advisor Class)                   1,674,344      660,365    1,013,979     2,063,501      587,700    1,475,801
  ING PIMCO High Yield                                 85,351,103   24,705,684   60,645,419            --           --           --

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                         -----------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                         ---------- -----------  -----------   ----------  -----------  ------------
ING Investors Trust (continued):
  ING Salomon Brothers All Cap (Service Class)           11,637,087  13,216,432   (1,579,345)  21,857,383   14,656,980    7,200,403
  ING Salomon Brothers All Cap (Advisor Class)              740,039      97,133      642,906      477,684       24,492      453,192
  ING Salomon Brothers Investors (Service Class)          3,755,224   3,916,972     (161,748)   5,618,795    3,949,522    1,669,273
  ING Salomon Brothers Investors (Advisor Class)             95,637      32,657       62,980       55,667        5,391       50,276
  ING T. Rowe Price Capital Appreciation (Service Class)  2,706,534     324,111    2,382,423   18,480,713   11,934,957    6,545,756
  ING T. Rowe Price Capital Appreciation (Advisor Class) 19,311,344  11,231,852    8,079,492    1,667,923      111,132    1,556,791
  ING T. Rowe Price Equity Income (Service Class)        16,345,689   9,114,667    7,231,022   13,716,461    7,870,709    5,845,752
  ING T. Rowe Price Equity Income (Advisor Class)         1,066,058     234,653      831,405      946,179      115,013      831,166
  ING UBS U.S. Balanced (Service Class)                   5,674,595   2,707,870    2,966,725    3,555,272    1,900,413    1,654,859
  ING UBS U.S. Balanced (Advisor Class)                     198,541      15,839      182,702       85,480          597       84,883
  ING Van Kampen Equity Growth (Service Class)            1,729,498     845,176      884,322    3,278,306      691,267    2,587,039
  ING Van Kampen Equity Growth (Advisor Class)              439,989     136,842      303,147      481,686       23,976      457,710
  ING Van Kampen Global Franchise (Service Class)         7,748,385   3,378,092    4,370,293    6,033,511    2,399,718    3,633,793
  ING Van Kampen Global Franchise (Advisor Class)         2,168,072     282,709    1,885,363    1,292,472      134,695    1,157,777
  ING Van Kampen Growth and Income (Service Class)        6,481,973   7,172,507     (690,534)   9,697,228    9,299,298      397,930
  ING Van Kampen Growth and Income (Advisor Class)        2,389,262     386,619    2,002,643    2,180,618      321,267    1,859,351
  ING Van Kampen Real Estate (Service Class)              7,329,250   4,869,555    2,459,695    7,319,516    5,201,384    2,118,132
  ING Van Kampen Real Estate (Advisor Class)                685,644     124,055      561,589      505,929       53,365      452,564
ING Partners, Inc.:
  ING American Century Select                                15,857       1,079       14,778       12,186        2,782        9,404
  ING American Century Small Cap Value                       20,365       6,495       13,870       14,721          287       14,434
  ING Baron Small Cap Growth                                122,116     112,110       10,006       90,459        1,243       89,216
  ING JPMorgan International                              8,455,184   4,513,734    3,941,450    1,355,419      677,674      677,745
  ING JPMorgan Mid Cap Value                              1,381,958     333,892    1,048,066      527,569       33,903      493,666
  ING MFS(R) Capital Opportunities (Initial Class)          202,727     137,202       65,525      275,325       95,137      180,188

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                Year ended December 31
                                                                     2004                                   2003
                                                     --------------------------------------   -------------------------------------
                                                        Units        Units     Net Increase    Units        Units      Net Increase
                                                       Issued      Redeemed     (Decrease)     Issued      Redeemed     (Decrease)
                                                     ----------    ---------   ------------   ---------    ---------   ------------
ING Partners, Inc. (continued):
  ING MFS(R) Capital Opportunities (Service Class)        5,806        6,275           (469)     32,298           15         32,283
  ING OpCap Balanced Value                               83,481       35,307         48,174      23,882           68         23,814
  ING Oppenheimer Global Portfolio                      207,068      103,498        103,570     160,424       22,562        137,862
  ING PIMCO Total Return                                128,481      113,217         15,264     158,515       37,896        120,619
  ING Salomon Brothers Aggressive Growth             12,566,803    4,119,061      8,447,742   1,900,446      615,504      1,284,942
  ING Salomon Brothers Fundamental Value                 41,331       28,946         12,385      62,039        7,006         55,033
  ING Salomon Brothers Investors Value                   35,106       14,339         20,767      37,838        2,273         35,565
  ING T. Rowe Price Diversified Mid Cap Growth           17,410       24,171         (6,761)     65,235       12,689         52,546
  ING T. Rowe Price Growth Equity                        91,968       53,555         38,413     227,525       17,367        210,158
  ING UBS U.S. Large Cap Equity                          74,372       24,008         50,364      10,430           37         10,393
  ING Van Kampen Comstock                             5,849,429      856,698      4,992,731   4,136,428      795,326      3,341,102
  ING Van Kampen Equity and Income                       15,430        1,653         13,777      10,498        1,710          8,788
ING Variable Insurance Trust:
  ING GET U.S. Core Portfolio - Series 1                786,470    5,870,005     (5,083,535) 24,292,343    2,721,588     21,570,755
  ING GET U.S. Core Portfolio - Series 2                284,401    5,831,059     (5,546,658) 16,910,671      218,793     16,691,878
  ING GET U.S. Core Portfolio - Series 3             17,473,102    4,327,611     13,145,491     915,632       18,683        896,949
  ING GET U.S. Core Portfolio - Series 4              8,890,302    1,510,553      7,379,749          --           --             --
  ING GET U.S. Core Portfolio - Series 5              9,976,793    5,856,100      4,120,693          --           --             --
  ING GET U.S. Core Portfolio - Series 6              6,067,558       75,852      5,991,706          --           --             --
  ING GET U.S. Core Portfolio - Series 7                149,001       22,160        126,841          --           --             --
  ING VP Worldwide Growth                             2,944,895    2,672,560        272,335   5,334,548    2,955,189      2,379,359
ING Variable Portfolios, Inc.:
  ING VP Balanced                                       195,990       46,898        149,092     116,275        6,785        109,490
  ING VP Growth                                           5,702        2,129          3,573      39,910       14,404         25,506
  ING VP Index Plus LargeCap                         11,303,638    4,802,284      6,501,354   9,215,533    3,211,932      6,003,601

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ----------------------------------------------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ---------- -----------  ------------  -----------  -----------  ------------
ING Variable Portfolios, Inc. (continued):
  ING VP Index Plus MidCap                               6,090,329   1,341,734     4,748,595    2,015,920      923,833    1,092,087
  ING VP Index Plus SmallCap                             5,631,848   1,665,934     3,965,914    1,534,395      579,748      954,647
  ING VP Intermediate Bond                              22,505,906  11,088,382    11,417,524   15,174,268   13,388,596    1,785,672
  ING VP International Equity                               37,775      34,058         3,717       20,184        2,092       18,092
  ING VP Small Company                                      49,441      29,684        19,757       74,835       13,928       60,907
  ING VP Value Opportunity                                 209,354     103,472       105,882      159,786       42,748      117,038
ING Variable Products Trust:
  ING VP Convertible                                       536,900     176,656       360,244      330,356      111,896      218,460
  ING VP Financial Services                              2,485,809   1,198,601     1,287,208           --           --           --
  ING VP Growth and Income                                  66,391      70,531        (4,140)     161,032       18,186      142,846
  ING VP Growth Opportunities                              926,830   4,748,989    (3,822,159)   3,154,558    1,227,767    1,926,791
  ING VP International Value                                87,388      41,378        46,010       61,584       18,501       43,083
  ING VP LargeCap Growth                                     4,910      36,841       (31,931)     198,724      122,054       76,670
  ING VP MagnaCap                                          923,075     920,327         2,748    2,070,135      782,965    1,287,170
  ING VP MidCap Opportunities                            5,874,890   1,621,167     4,253,723       26,831            8       26,823
  ING VP SmallCap Opportunities                          6,848,247   5,962,973       885,274   12,410,160    4,513,193    7,896,967
AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation                                 49       1,192        (1,143)       7,484        3,211        4,273
  AIM V.I. Core Equity                                       5,713       8,102        (2,389)      12,098            8       12,090
  AIM V.I. Dent Demographic Trends                       4,474,151   3,960,367       513,784    6,647,819    2,292,483    4,355,336
  AIM V.I. Financial Services                            3,109,211   3,875,618      (766,407)   9,715,318    6,670,182    3,045,136
  AIM V.I. Growth                                          212,236     104,369       107,867      274,535       93,371      181,164
  AIM V.I. Health Sciences                               5,627,623   5,593,668        33,955   15,231,350   10,188,192    5,043,158
  AIM V.I. Leisure                                       2,980,300   1,498,741     1,481,559    3,256,460      748,922    2,507,538

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ------------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ---------- -----------  ------------  -----------  -----------  ------------
AIM Variable Insurance Funds (continued):
  AIM V.I. Premier Equity                                    5,313       7,862        (2,549)      10,766        3,838        6,928
  AIM V.I. Utilities                                    10,376,171   5,350,940     5,025,231    4,192,548    1,736,129    2,456,419
AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Growth and Income                      901,268     489,768       411,500      812,719      251,537      561,182
  AllianceBernstein Premier Growth                         238,144     115,265       122,879      460,022      333,463      126,559
  AllianceBernstein Value                                  449,557     190,480       259,077      472,742      183,509      289,233
Fidelity Variable Insurance Products Fund:
  Fidelity(R) VIP Equity-Income                         15,974,411   8,088,620     7,885,791   18,102,244    6,614,886   11,487,358
  Fidelity(R) VIP Growth                                17,702,973  11,537,580     6,165,393   38,300,438   19,520,348   18,780,090
  Fidelity(R) VIP Contrafund(R)                          2,424,237     592,522     1,831,715    1,779,394      347,498    1,431,896
  Fidelity(R) VIP Overseas                                 429,979     465,748       (35,769)     613,141      545,358       67,783
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities                       59,719      10,625        49,094       18,497          377       18,120
Goldman Sachs Asset Management, L.P.:
  ING Goldman Sachs(R) Capital Growth                          715          --           715           --           --           --
Greenwich Street Series Fund:
  Greenwich Appreciation                                     1,423       6,059        (4,636)       2,140        5,725       (3,585)
Janus Aspen Series:
  Janus Aspen Series Balanced                               64,028     110,191       (46,163)     421,393       47,868      373,525
  Janus Aspen Series Flexible Income                        65,161      76,872       (11,711)     181,934       42,626      139,308
  Janus Aspen Series Growth                                  9,439      37,825       (28,386)      92,866       16,222       76,644
  Janus Aspen Series Worldwide Growth                      195,914     292,022       (96,108)   3,066,592    2,725,678      340,914
Liberty Variable Insurance Trust:
  Colonial Small Cap Value                              15,593,700   4,114,890    11,478,810    3,666,414      699,990    2,966,424


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ------------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ---------  -----------  ------------  -----------  -----------  ------------
Liberty Variable Series:
  Liberty Asset Allocation                                  1,591        5,473       (3,882)       58,374        8,193       50,181
  Liberty Equity                                            1,173        9,294       (8,121)       17,945       11,418        6,527
  Liberty Federal Securities                                3,053        2,920          133        12,474        3,869        8,605
  Liberty Small Company Growth                              2,769        2,815          (46)        6,299        1,313        4,986
Oppenheimer Variable Accounts Fund:
  Oppenheimer Global Securities                           408,821      110,335      298,486       243,106       13,364      229,742
  Oppenheimer Strategic Bond                              141,292       78,096       63,196        88,167       29,331       58,836
PIMCO Variable Insurance Trust:
  PIMCO High Yield                                     15,271,772   67,096,288  (51,824,516)   70,549,933   50,078,253   20,471,680
  PIMCO StocksPLUS Growth and Income                      600,739    3,897,527   (3,296,788)    8,167,955   12,300,696   (4,132,741)
Pioneer Variable Contracts Trust:
  Pioneer Equity-Income VCT                                73,687       33,357       40,330        91,561       14,035       77,526
  Pioneer Fund VCT                                      5,213,322    3,657,765    1,555,557     6,575,983    2,345,851    4,230,132
  Pioneer Mid-Cap Value VCT                            26,376,159    9,240,635   17,135,524    12,983,227    3,520,104    9,463,123
  Pioneer Small Company VCT                               354,116      275,573       78,543       380,789      153,965      226,824
ProFunds VP:
  ProFund VP Bull                                      55,424,308   53,765,800    1,658,508    45,236,028   39,510,148    5,725,880
  ProFund VP Europe 30                                 17,062,474   17,028,038       34,436    27,515,639   26,105,711    1,409,928
  ProFund VP Rising Rates Opportunity                  18,522,111   14,587,034    3,935,077     3,678,414    1,221,881    2,456,533
  ProFund VP Small Cap                                 46,946,165   46,811,229      134,936    51,869,933   44,621,619    7,248,314
Prudential Series Fund, Inc.:
  Jennison                                              4,080,907    3,398,226      682,681     7,101,405    5,126,319    1,975,086
  SP William Blair International Growth                18,244,333   13,546,580    4,697,753    20,418,826   11,908,116    8,510,710

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ------------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ---------  -----------  ------------  -----------  -----------  ------------
Putnam Variable Trust:
  Putnam VT Discovery Growth                               43,907       83,771      (39,864)      210,296       78,555      131,741
  Putnam VT Growth and Income                              94,075      108,126      (14,051)      245,886      127,759      118,127
  Putnam VT International Growth and Income               101,451      217,479     (116,028)      218,826      196,346       22,480
Travelers Series Fund Inc.:
  Smith Barney High Income                                     45        4,554       (4,509)          453        7,012       (6,559)
  Smith Barney International All Cap Growth                   472        3,802       (3,330)          996        3,826       (2,830)
  Smith Barney Large Cap Value                                827        1,861       (1,034)        1,738        5,226       (3,488)
  Smith Barney Money Market                                19,938       20,966       (1,028)       20,411       27,723       (7,312)
UBS Series Trust:
  UBS U.S. Allocation Portfolio                           201,093      117,357       83,736       360,783       67,068      293,715
Wells Fargo Variable Trust:
  Wells Fargo VT Asset Allocation                         232,512       68,839      163,673         2,338            1        2,337
  Wells Fargo VT Equity Income                             97,629       23,264       74,365           982           --          982
  Wells Fargo VT Equity Value                              21,154        3,142       18,012            --           --           --
  Wells Fargo VT Large Company Growth                     239,082       24,349      214,733         3,283           --        3,283
  Wells Fargo VT Money Market                             386,550      349,027       37,523            --           --           --
  Wells Fargo VT Small Cap Growth                          48,232        1,003       47,229           661           --          661
  Wells Fargo VT Total Return Bond                         60,711       14,118       46,593            --           --           --

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Unit Summary

      Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2004 follows:


                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET Fund - Series N
      Contracts in accumulation period:
          Band 26                                                            234,471.800      $         10.40      $     2,438,507
          Band 27                                                            135,962.606                10.29            1,399,055
          Band 28                                                            110,947.502                10.24            1,136,102
          Band 29                                                            574,739.690                10.22            5,873,840
          Band 30                                                            405,682.009                10.11            4,101,445
          Band 31                                                            271,568.075                10.06            2,731,975
                                                                         ---------------                           ---------------
                                                                           1,733,371.682                           $    17,680,924
                                                                         ===============                           ===============

      ING GET Fund - Series P
      Contracts in accumulation period:
          Band 9                                                             109,347.669      $         10.04      $     1,097,851
          Band 13                                                             34,748.567                 9.97              346,443
          Band 15                                                             19,864.482                 9.92              197,056
          Band 26                                                            900,926.105                10.26            9,243,502
          Band 27                                                            734,115.239                10.15            7,451,270
          Band 28                                                            275,571.958                10.10            2,783,277
          Band 29                                                          2,832,857.525                10.09           28,583,532
          Band 30                                                          2,339,100.477                 9.98           23,344,223
          Band 31                                                          1,202,429.895                 9.93           11,940,129
                                                                         ---------------                           ---------------
                                                                           8,448,961.917                           $    84,987,283
                                                                         ===============                           ===============

      ING GET Fund - Series Q
      Contracts in accumulation period:
          Band 9                                                             597,996.181      $         10.30      $     6,159,361
          Band 13                                                            168,369.656                10.24            1,724,105
          Band 15                                                             69,180.552                10.19              704,950
          Band 26                                                          1,182,346.190                10.51           12,426,458
          Band 27                                                          1,023,888.045                10.41           10,658,675
          Band 28                                                            320,088.233                10.36            3,316,114
          Band 29                                                          2,770,575.613                10.35           28,675,458
          Band 30                                                          2,438,662.631                10.25           24,996,292
          Band 31                                                          1,110,414.738                10.20           11,326,230
          Band 32                                                            496,149.217                10.12            5,021,030
          Band 33                                                            134,158.433                10.05            1,348,292
          Band 34                                                             77,247.191                10.01              773,244
          Band 35                                                              2,491.907                10.58               26,364
                                                                         ---------------                           ---------------
                                                                          10,391,568.587                           $   107,156,573
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET Fund - Series R
      Contracts in accumulation period:
          Band 9                                                             818,867.138      $         10.54      $     8,630,860
          Band 13                                                            156,691.268                10.48            1,642,124
          Band 15                                                             77,591.425                10.44              810,054
          Band 26                                                          1,359,306.001                10.73           14,585,353
          Band 27                                                            707,401.059                10.64            7,526,747
          Band 28                                                            330,988.748                10.60            3,508,481
          Band 29                                                          2,660,511.289                10.58           28,148,209
          Band 30                                                          2,186,742.705                10.49           22,938,931
          Band 31                                                          1,108,138.489                10.45           11,580,047
          Band 32                                                            733,779.482                10.36            7,601,955
          Band 33                                                            319,213.176                10.30            3,287,896
          Band 34                                                            289,866.380                10.26            2,974,029
          Band 35                                                             12,451.490                10.80              134,476
          Band 36                                                              4,162.909                10.74               44,710
                                                                         ---------------                           ---------------
                                                                          10,765,711.559                           $   113,413,872
                                                                         ===============                           ===============

      ING GET Fund - Series S
      Contracts in accumulation period:
          Band 9                                                             716,525.110      $         10.45      $     7,487,687
          Band 13                                                            435,720.214                10.40            4,531,490
          Band 15                                                            211,279.527                10.36            2,188,856
          Band 26                                                          1,614,511.794                10.63           17,162,260
          Band 27                                                            664,984.384                10.55            7,015,585
          Band 28                                                            201,659.562                10.51            2,119,442
          Band 29                                                          3,454,011.273                10.49           36,232,578
          Band 30                                                          2,283,276.347                10.41           23,768,907
          Band 31                                                          1,196,207.533                10.37           12,404,672
          Band 32                                                          1,071,756.848                10.30           11,039,096
          Band 33                                                            722,423.290                10.24            7,397,614
          Band 34                                                            255,657.176                10.20            2,607,703
          Band 35                                                             14,728.364                10.69              157,446
          Band 36                                                              4,791.599                10.63               50,935
                                                                         ---------------                           ---------------
                                                                          12,847,533.021                           $   134,164,271
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET Fund - Series T
      Contracts in accumulation period:
          Band 6                                                              40,068.952      $         10.54      $       422,327
          Band 9                                                             938,109.203                10.49            9,840,766
          Band 10                                                              9,425.795                10.48               98,782
          Band 12                                                            105,004.757                10.45            1,097,300
          Band 13                                                            342,798.248                10.44            3,578,814
          Band 15                                                            232,206.352                10.40            2,414,946
          Band 20                                                             55,430.803                10.43              578,143
          Band 26                                                          1,237,977.127                10.65           13,184,456
          Band 27                                                            705,797.759                10.57            7,460,282
          Band 28                                                            257,781.278                10.53            2,714,437
          Band 29                                                          3,311,251.697                10.52           34,834,368
          Band 30                                                          1,967,700.851                10.45           20,562,474
          Band 31                                                          1,400,365.917                10.41           14,577,809
          Band 32                                                          1,205,138.136                10.34           12,461,128
          Band 33                                                            718,508.880                10.30            7,400,641
          Band 34                                                            408,734.836                10.26            4,193,619
          Band 35                                                             95,434.570                10.70            1,021,150
          Band 36                                                              1,391.312                10.65               14,817
                                                                         ---------------                           ---------------
                                                                          13,033,126.473                           $   136,456,259
                                                                         ===============                           ===============

      ING GET Fund - Series U
      Contracts in accumulation period:
          Band 6                                                             225,424.660      $         10.70      $     2,412,044
          Band 9                                                           1,360,585.799                10.66           14,503,845
          Band 10                                                              6,336.534                10.65               67,484
          Band 12                                                             17,367.075                10.62              184,438
          Band 13                                                            404,842.424                10.61            4,295,378
          Band 15                                                            370,205.805                10.58            3,916,777
          Band 20                                                            177,190.760                10.60            1,878,222
          Band 26                                                          1,419,793.251                10.80           15,333,767
          Band 27                                                            536,911.094                10.73            5,761,056
          Band 28                                                            448,906.218                10.70            4,803,297
          Band 29                                                          3,092,491.343                10.69           33,058,732
          Band 30                                                          1,524,929.663                10.62           16,194,753
          Band 31                                                            996,792.464                10.59           10,556,032
          Band 32                                                          1,329,289.941                10.53           13,997,423
          Band 33                                                            811,020.616                10.48            8,499,496
          Band 34                                                            531,049.918                10.45            5,549,472
          Band 35                                                            216,829.117                10.85            2,352,596
          Band 36                                                              6,037.589                10.80               65,206
                                                                         ---------------                           ---------------
                                                                          13,476,004.271                           $   143,430,018
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET Fund - Series V
      Contracts in accumulation period:
          Band 6                                                             227,219.638      $          9.77      $     2,219,936
          Band 7                                                               5,266.200                 9.76               51,398
          Band 9                                                           2,164,902.208                 9.74           21,086,148
          Band 10                                                             46,499.765                 9.73              452,443
          Band 12                                                             34,433.626                 9.71              334,351
          Band 13                                                            521,299.630                 9.70            5,056,606
          Band 14                                                              7,302.891                 9.68               70,692
          Band 15                                                            683,681.596                 9.67            6,611,201
          Band 17                                                             58,800.989                 9.65              567,430
          Band 19                                                              7,044.137                 9.62               67,765
          Band 20                                                             90,444.368                 9.69              876,406
          Band 26                                                          2,883,198.087                 9.85           28,399,501
          Band 27                                                            822,946.401                 9.80            8,064,875
          Band 28                                                            556,069.345                 9.77            5,432,798
          Band 29                                                          6,410,673.331                 9.76           62,568,172
          Band 30                                                          3,333,237.115                 9.71           32,365,732
          Band 31                                                          1,874,859.735                 9.68           18,148,642
          Band 32                                                          2,066,464.517                 9.63           19,900,053
          Band 33                                                            677,980.772                 9.59            6,501,836
          Band 34                                                            745,705.858                 9.57            7,136,405
          Band 35                                                            503,256.906                 9.89            4,977,211
          Band 36                                                             19,438.777                 9.85              191,472
                                                                         ---------------                           ---------------
                                                                          23,740,725.892                           $   231,081,073
                                                                         ===============                           ===============
      ING AIM Mid Cap-Growth Portfolio - Service Class
      Contracts in accumulation period:
          Band 1                                                               7,268.738      $         15.77      $       114,628
          Band 2                                                              98,225.952                15.48            1,520,538
          Band 3                                                               5,479.964                14.98               82,090
          Band 4                                                             162,274.918                15.14            2,456,842
          Band 5                                                             134,578.614                15.06            2,026,754
          Band 6                                                           2,589,000.506                14.93           38,653,778
          Band 7                                                           2,122,818.436                14.85           31,523,854
          Band 8                                                           1,530,116.174                14.73           22,538,611
          Band 9                                                             579,707.455                14.64            8,486,917
          Band 10                                                            646,997.830                14.57            9,426,758
          Band 11                                                          2,201,703.182                14.50           31,924,696
          Band 12                                                            518,089.911                14.43            7,476,037
          Band 13                                                          1,327,212.191                14.37           19,072,039
          Band 14                                                          2,226,474.652                14.23           31,682,734
          Band 15                                                              3,740.368                14.16               52,964
          Band 16                                                             32,591.790                14.03              457,263

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING AIM Mid-Cap Growth Portfolio - Service Class (continued)
          Band 17                                                            441,645.563      $         13.97      $     6,169,789
          Band 18                                                             57,556.309                13.90              800,033
          Band 19                                                             86,284.761                13.77            1,188,141
          Band 20                                                            649,883.864                14.30            9,293,339
          Band 21                                                            105,948.754                14.10            1,493,877
          Band 25                                                             19,212.220                15.63              300,287
                                                                         ---------------                           ---------------
                                                                          15,546,812.152                           $   226,741,969
                                                                         ===============                           ===============
      ING AIM Mid-Cap Growth Portfolio - Adviser Class
      Contracts in accumulation period:
          Band 6                                                              97,071.778      $         14.49      $     1,406,570
          Band 10                                                             45,119.853                14.40              649,726
          Band 11                                                              1,661.482                14.39               23,909
          Band 12                                                             27,927.454                14.37              401,318
          Band 14                                                              2,520.890                10.33               26,041
          Band 17                                                             41,303.963                10.31              425,844
          Band 20                                                            251,215.323                14.34            3,602,428
                                                                         ---------------                           ---------------
                                                                             466,820.743                           $     6,535,836
                                                                         ===============                           ===============

      ING Alliance Mid-Cap Growth Portfolio - Service Class
      Contracts in accumulation period:
          Band 1                                                               1,530.467      $         20.66      $        31,619
          Band 2                                                             107,225.750                20.30            2,176,683
          Band 3                                                               5,422.784                19.68              106,720
          Band 4                                                             252,276.154                19.86            5,010,204
          Band 5                                                             177,236.701                19.77            3,503,970
          Band 6                                                           4,750,522.337                19.60           93,110,238
          Band 7                                                           3,025,948.471                19.51           59,036,255
          Band 8                                                           3,525,160.386                19.34           68,176,602
          Band 9                                                             561,408.565                19.25           10,807,115
          Band 10                                                          1,007,647.612                19.17           19,316,605
          Band 11                                                          5,372,096.496                19.08          102,499,601
          Band 12                                                            841,675.078                19.00           15,991,826
          Band 13                                                          2,040,023.764                18.91           38,576,849
          Band 14                                                          3,046,960.180                18.75           57,130,503
          Band 15                                                              3,598.635                18.66               67,151
          Band 16                                                             96,774.428                18.50            1,790,327
          Band 17                                                            672,083.579                18.42           12,379,780
          Band 18                                                             70,237.356                18.33            1,287,451
          Band 19                                                            197,735.676                18.17            3,592,857
          Band 20                                                            978,118.020                18.83           18,417,962
          Band 21                                                            143,730.655                18.58            2,670,516
          Band 25                                                             70,366.145                20.48            1,441,099
                                                                         ---------------                           ---------------
                                                                          26,947,779.239                           $   517,121,933
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Alliance Mid-Cap Growth Portfolio - Adviser Class
      Contracts in accumulation period:
          Band 6                                                             171,022.505      $         20.25      $     3,463,206
          Band 7                                                               1,246.789                20.23               25,223
          Band 8                                                                  65.611                20.18                1,324
          Band 10                                                             44,722.763                20.13              900,269
          Band 11                                                              4,004.799                20.11               80,537
          Band 12                                                             46,382.996                20.08              931,371
          Band 14                                                             43,094.394                10.80              465,419
          Band 17                                                             47,199.022                10.78              508,805
          Band 20                                                            322,656.896                20.04            6,466,044
                                                                         ---------------                           ---------------
                                                                             680,395.775                           $    12,842,198
                                                                         ===============                           ===============

      ING American Funds Growth
      Contracts in accumulation period:
          Band 2                                                              35,010.814      $         11.95      $       418,379
          Band 4                                                             361,864.201                11.91            4,309,803
          Band 5                                                             175,093.647                11.90            2,083,614
          Band 6                                                           9,468,741.111                11.89          112,583,332
          Band 7                                                           9,624,874.842                11.88          114,343,513
          Band 8                                                           1,165,893.075                11.86           13,827,492
          Band 9                                                             889,396.944                11.85           10,539,354
          Band 10                                                          7,574,704.650                11.85           89,760,250
          Band 11                                                          4,110,116.524                11.84           48,663,780
          Band 12                                                          1,802,348.190                11.83           21,321,779
          Band 13                                                          3,253,026.242                11.82           38,450,770
          Band 14                                                         11,869,102.759                11.81          140,174,104
          Band 15                                                            281,985.025                11.80            3,327,423
          Band 16                                                            217,697.385                11.78            2,564,475
          Band 17                                                          6,510,337.040                11.77           76,626,667
          Band 18                                                            109,317.871                11.76            1,285,578
          Band 19                                                            884,347.582                11.75           10,391,084
          Band 20                                                          9,623,913.927                11.81          113,658,423
          Band 21                                                            829,532.158                11.79            9,780,184
          Band 26                                                            479,212.501                11.96            5,731,382
          Band 27                                                            263,710.846                11.91            3,140,796
          Band 28                                                             67,255.730                11.89              799,671
          Band 29                                                            922,954.845                11.88           10,964,704
          Band 30                                                            379,328.531                11.83            4,487,457
          Band 31                                                            216,259.953                11.80            2,551,867
          Band 32                                                            211,910.202                11.76            2,492,064
          Band 33                                                            100,598.794                11.73            1,180,024

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING American Funds Growth (continued)
          Band 34                                                            260,222.868      $         11.70      $     3,044,608
          Band 41                                                            110,125.900                11.83            1,302,789
          Band 42                                                             80,225.557                11.80              946,662
          Band 43                                                            211,432.763                11.77            2,488,564
          Band 44                                                             21,273.308                10.75              228,688
          Band 45                                                             66,971.014                10.64              712,572
                                                                         ---------------                           ---------------
                                                                          72,178,786.799                           $   854,181,852
                                                                         ===============                           ===============

      ING American Funds Growth-Income
      Contracts in accumulation period:
          Band 2                                                              40,701.701      $         11.96      $       486,792
          Band 4                                                             439,941.695                11.92            5,244,105
          Band 5                                                             103,372.303                11.91            1,231,164
          Band 6                                                           6,443,670.137                11.90           76,679,675
          Band 7                                                           7,284,061.450                11.89           86,607,491
          Band 8                                                           1,210,125.493                11.87           14,364,190
          Band 9                                                             944,765.444                11.86           11,204,918
          Band 10                                                          5,275,914.472                11.86           62,572,346
          Band 11                                                          3,405,028.149                11.85           40,349,584
          Band 12                                                          1,435,707.838                11.84           16,998,781
          Band 13                                                          2,706,899.676                11.83           32,022,623
          Band 14                                                          9,200,066.714                11.82          108,744,789
          Band 15                                                            249,931.133                11.81            2,951,687
          Band 16                                                            178,793.921                11.79            2,107,980
          Band 17                                                          5,040,579.957                11.78           59,378,032
          Band 18                                                             16,429.221                11.78              193,536
          Band 19                                                            814,462.563                11.76            9,578,080
          Band 20                                                          6,845,977.926                11.82           80,919,459
          Band 21                                                            665,072.451                11.80            7,847,855
          Band 26                                                            468,147.087                11.97            5,603,721
          Band 27                                                            297,421.972                11.92            3,545,270
          Band 28                                                             89,416.002                11.90            1,064,050
          Band 29                                                            863,074.399                11.89           10,261,955
          Band 30                                                            421,461.087                11.84            4,990,099
          Band 31                                                            195,005.443                11.82            2,304,964
          Band 32                                                            283,626.668                11.77            3,338,286
          Band 33                                                            149,167.198                11.74            1,751,223
          Band 34                                                            267,599.293                11.71            3,133,588
          Band 41                                                            120,287.174                11.84            1,424,200
          Band 42                                                             98,138.977                11.81            1,159,021
          Band 43                                                            213,260.791                11.79            2,514,345
          Band 44                                                             33,596.132                10.69              359,143
          Band 45                                                             28,546.752                10.60              302,596
                                                                         ---------------                           ---------------
                                                                          55,830,251.219                           $   661,235,548
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING American Funds International
      Contracts in accumulation period:
          Band 2                                                              19,257.208      $         13.66      $       263,053
          Band 4                                                             104,276.504                13.62            1,420,246
          Band 5                                                              67,730.179                13.61              921,808
          Band 6                                                           3,113,901.095                13.59           42,317,916
          Band 7                                                           2,954,188.081                13.58           40,117,874
          Band 8                                                             520,072.103                13.56            7,052,178
          Band 9                                                             358,028.860                13.55            4,851,291
          Band 10                                                          2,513,020.445                13.54           34,026,297
          Band 11                                                          1,408,462.931                13.54           19,070,588
          Band 12                                                            676,954.950                13.53            9,159,200
          Band 13                                                          1,413,483.435                13.52           19,110,296
          Band 14                                                          3,331,179.619                13.50           44,970,925
          Band 15                                                            137,496.512                13.49            1,854,828
          Band 16                                                             93,500.484                13.47            1,259,452
          Band 17                                                          2,021,999.464                13.46           27,216,113
          Band 18                                                             19,374.646                13.45              260,589
          Band 19                                                            258,319.143                13.43            3,469,226
          Band 20                                                          2,651,973.250                13.51           35,828,159
          Band 21                                                            269,603.680                13.48            3,634,258
          Band 26                                                            313,605.295                13.67            4,286,984
          Band 27                                                            198,242.830                13.62            2,700,067
          Band 28                                                             33,103.145                13.59              449,872
          Band 29                                                            338,146.119                13.58            4,592,024
          Band 30                                                            155,634.742                13.53            2,105,738
          Band 31                                                            101,667.053                13.50            1,372,505
          Band 32                                                             64,029.007                13.45              861,190
          Band 33                                                             39,200.471                13.41              525,678
          Band 34                                                            100,109.645                13.38            1,339,467
          Band 41                                                             33,106.278                13.53              447,928
          Band 42                                                             23,801.006                13.49              321,076
          Band 43                                                             63,943.502                13.46              860,680
          Band 44                                                              5,757.042                11.29               64,997
          Band 45                                                             15,291.476                11.16              170,653
                                                                         ---------------                           ---------------
                                                                          23,418,460.200                           $   316,903,156
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Capital Guardian Large Cap Value (Service Class)
      Contracts in accumulation period:
          Band 2                                                              87,326.637      $         11.16      $       974,565
          Band 3                                                               4,010.409                10.96               43,954
          Band 4                                                             135,873.317                11.02            1,497,324
          Band 5                                                             704,844.083                10.99            7,746,236
          Band 6                                                           6,407,946.506                10.94           70,102,935
          Band 7                                                           9,668,725.483                10.91          105,485,795
          Band 8                                                           2,378,439.284                10.86           25,829,851
          Band 9                                                           1,278,020.489                10.83           13,840,962
          Band 10                                                          4,782,802.263                10.80           51,654,264
          Band 11                                                          5,184,711.991                10.78           55,891,195
          Band 12                                                          3,827,818.224                10.75           41,149,046
          Band 13                                                          6,986,111.450                10.72           74,891,115
          Band 14                                                          9,824,887.693                10.67          104,831,552
          Band 15                                                             25,888.959                10.64              275,459
          Band 16                                                            232,872.906                10.59            2,466,124
          Band 17                                                          2,891,985.114                10.56           30,539,363
          Band 18                                                            307,981.574                10.54            3,246,126
          Band 19                                                            807,164.246                10.48            8,459,081
          Band 20                                                          3,546,844.773                10.69           37,915,771
          Band 21                                                            951,207.544                10.61           10,092,312
          Band 24                                                              1,322.903                11.44               15,134
          Band 25                                                            162,336.667                11.21            1,819,794
                                                                         ---------------                           ---------------
                                                                          60,199,122.515                           $   648,767,958
                                                                         ===============                           ===============

      ING Capital Guardian Large Cap Value (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             221,363.440      $         14.85      $     3,287,247
          Band 7                                                               1,549.780                14.83               22,983
          Band 10                                                             41,136.644                14.76              607,177
          Band 11                                                              6,535.978                14.75               96,406
          Band 12                                                             71,870.910                14.73            1,058,659
          Band 14                                                              1,061.213                10.49               11,132
          Band 17                                                             37,766.614                10.48              395,794
          Band 20                                                            310,586.842                14.69            4,562,521
                                                                         ---------------                           ---------------
                                                                             691,871.421                           $    10,041,919
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Capital Guardian Managed Global (Service Class)
      Contracts in accumulation period:
          Band 1                                                               6,461.171      $         21.86      $       141,241
          Band 2                                                             863,687.133                21.33           18,422,447
          Band 3                                                              15,154.654                20.44              309,761
          Band 4                                                             263,691.461                20.67            5,450,502
          Band 5                                                             279,066.918                20.52            5,726,453
          Band 6                                                           2,183,114.534                20.30           44,317,225
          Band 7                                                           2,907,288.499                20.14           58,552,790
          Band 8                                                           2,144,239.573                19.92           42,713,252
          Band 9                                                             519,725.277                19.77           10,274,969
          Band 10                                                          1,520,290.891                19.65           29,873,716
          Band 11                                                          1,445,886.979                19.53           28,238,173
          Band 12                                                            753,550.276                19.41           14,626,411
          Band 13                                                          1,790,399.701                19.29           34,536,810
          Band 14                                                          2,325,689.132                19.05           44,304,378
          Band 15                                                              4,501.918                18.93               85,221
          Band 16                                                            114,945.492                18.70            2,149,481
          Band 17                                                            680,585.131                18.58           12,645,272
          Band 18                                                             75,446.069                18.47            1,393,489
          Band 19                                                            209,967.435                18.24            3,829,806
          Band 20                                                            981,189.802                19.17           18,809,408
          Band 21                                                            218,939.111                18.82            4,120,434
          Band 24                                                              1,150.600                22.64               26,050
          Band 25                                                            120,934.595                21.56            2,607,350
                                                                         ---------------                           ---------------
                                                                          19,425,906.352                           $   383,154,639
                                                                         ===============                           ===============
      ING Capital Guardian Managed Global (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              42,405.483      $         15.02      $       636,930
          Band 7                                                                 643.903                15.00                9,659
          Band 10                                                             21,795.351                14.93              325,405
          Band 12                                                             44,545.838                14.89              663,288
          Band 14                                                              6,885.280                10.72               73,810
          Band 17                                                             19,544.768                10.71              209,324
          Band 20                                                            191,724.699                14.86            2,849,029
                                                                         ---------------                           ---------------
                                                                             327,545.322                           $     4,767,445
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Capital Guardian Small Cap (Service Class)
      Contracts in accumulation period:
          Band 1                                                              11,249.533      $         20.35      $       228,928
          Band 2                                                             162,600.017                19.98            3,248,748
          Band 3                                                              10,735.447                19.36              207,838
          Band 4                                                             214,994.351                19.54            4,200,990
          Band 5                                                             250,088.080                19.45            4,864,213
          Band 6                                                           5,002,599.519                19.27           96,400,093
          Band 7                                                           3,780,121.564                19.18           72,502,732
          Band 8                                                           3,112,021.731                19.01           59,159,533
          Band 9                                                             824,288.786                18.92           15,595,544
          Band 10                                                          1,628,458.348                18.84           30,680,155
          Band 11                                                          3,617,318.225                18.75           67,824,717
          Band 12                                                          1,042,087.430                18.67           19,455,772
          Band 13                                                          2,430,550.577                18.58           45,159,630
          Band 14                                                          3,360,369.348                18.41           61,864,400
          Band 15                                                             11,810.621                18.33              216,489
          Band 16                                                             64,353.141                18.16            1,168,653
          Band 17                                                          1,056,898.449                18.08           19,108,724
          Band 18                                                             97,884.621                17.99            1,760,944
          Band 19                                                            249,301.850                17.83            4,445,052
          Band 20                                                          1,320,464.699                18.50           24,428,597
          Band 21                                                            209,959.040                18.24            3,829,653
          Band 24                                                              1,339.958                20.91               28,019
          Band 25                                                             87,015.143                20.17            1,755,095
                                                                         ---------------                           ---------------
                                                                          28,546,510.478                           $   538,134,519
                                                                         ===============                           ===============

      ING Capital Guardian Small Cap (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             148,689.736      $         14.23      $     2,115,855
          Band 7                                                               7,686.096                14.21              109,219
          Band 10                                                             60,825.537                14.14              860,073
          Band 11                                                              1,957.006                14.13               27,653
          Band 12                                                             34,755.155                14.11              490,395
          Band 14                                                              4,446.291                10.23               45,486
          Band 17                                                             68,769.165                10.22              702,821
          Band 20                                                            254,887.357                14.08            3,588,814
                                                                         ---------------                           ---------------
                                                                             582,016.343                           $     7,940,316
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Developing World (Service Class)
      Contracts in accumulation period:
          Band 1                                                              12,079.171      $         10.91      $       131,784
          Band 2                                                             337,237.605                10.76            3,628,677
          Band 3                                                              13,218.986                10.50              138,799
          Band 4                                                             137,210.350                10.57            1,450,313
          Band 5                                                             143,613.210                10.54            1,513,683
          Band 6                                                           2,479,087.606                10.46           25,931,256
          Band 7                                                           2,350,722.066                10.43           24,518,031
          Band 8                                                           1,216,614.069                10.36           12,604,122
          Band 9                                                             387,271.731                10.32            3,996,644
          Band 10                                                          1,024,921.700                10.28           10,536,195
          Band 11                                                          1,481,109.473                10.25           15,181,372
          Band 12                                                            414,950.392                10.21            4,236,644
          Band 13                                                          1,042,282.456                10.18           10,610,435
          Band 14                                                          1,999,160.973                10.11           20,211,517
          Band 15                                                              2,102.279                10.07               21,170
          Band 16                                                             53,845.976                10.00              538,460
          Band 17                                                            614,996.456                 9.96            6,125,365
          Band 18                                                             33,905.566                 9.93              336,682
          Band 19                                                             99,625.805                 9.86              982,310
          Band 20                                                            746,274.822                10.14            7,567,227
          Band 21                                                            111,441.753                10.03            1,117,761
          Band 25                                                             32,923.837                10.83              356,565
                                                                         ---------------                           ---------------
                                                                          14,734,596.282                           $   151,735,012
                                                                         ===============                           ===============
      ING Developing World (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             122,068.346      $         16.25      $     1,983,611
          Band 7                                                               7,917.753                16.23              128,505
          Band 10                                                             40,816.781                16.15              659,191
          Band 11                                                              5,961.234                16.14               96,214
          Band 12                                                             39,905.002                16.12              643,269
          Band 14                                                             24,588.788                11.12              273,427
          Band 17                                                             39,082.603                11.10              433,817
          Band 20                                                            186,572.432                16.08            3,000,085
                                                                         ---------------                           ---------------
                                                                             466,912.939                           $     7,218,119
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Eagle Asset Capital Appreciation (Service Class)
      Contracts in accumulation period:
          Band 1                                                               2,982.778      $         22.26      $        66,397
          Band 2                                                             176,919.008                21.81            3,858,604
          Band 3                                                               7,662.877                21.05              161,304
          Band 4                                                             156,662.789                21.30            3,336,917
          Band 5                                                             103,784.716                21.17            2,197,122
          Band 6                                                           1,978,275.901                20.98           41,504,228
          Band 7                                                           1,253,336.926                20.85           26,132,075
          Band 8                                                           1,591,353.974                20.67           32,893,287
          Band 9                                                             251,123.869                20.53            5,155,573
          Band 10                                                            394,924.424                20.43            8,068,306
          Band 11                                                          1,766,998.295                20.32           35,905,405
          Band 12                                                            361,329.640                20.22            7,306,085
          Band 13                                                            904,507.281                20.12           18,198,686
          Band 14                                                          1,062,334.519                19.92           21,161,704
          Band 15                                                             20,783.421                19.82              411,927
          Band 16                                                             21,817.307                19.62              428,056
          Band 17                                                            248,765.146                19.52            4,855,896
          Band 18                                                             27,715.318                19.42              538,231
          Band 19                                                             56,600.741                19.22            1,087,866
          Band 20                                                            287,426.189                20.02            5,754,272
          Band 21                                                             85,355.258                19.72            1,683,206
          Band 25                                                             11,163.727                22.03              245,937
          Band 26                                                             18,994.493                21.92              416,359
          Band 27                                                              9,423.975                21.27              200,448
          Band 28                                                              2,301.530                20.95               48,217
          Band 29                                                             19,236.364                20.84              400,886
          Band 30                                                             17,603.024                20.22              355,933
          Band 31                                                             20,979.872                19.91              417,709
          Band 32                                                              9,490.891                19.34              183,554
          Band 33                                                              2,487.073                18.95               47,130
          Band 34                                                              4,836.962                18.66               90,258
          Band 41                                                              1,116.304                12.55               14,010
          Band 43                                                             12,414.154                12.49              155,053
          Band 45                                                                746.000                11.05                8,243
                                                                         ---------------                           ---------------
                                                                          10,891,454.746                           $   223,288,884
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Eagle Asset Capital Appreciation (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              48,662.400      $         13.43      $       653,536
          Band 7                                                                 448.292                13.41                6,012
          Band 10                                                              3,260.701                13.35               43,530
          Band 12                                                             16,525.301                13.32              220,117
          Band 20                                                             73,840.970                13.29              981,347
                                                                         ---------------                           ---------------
                                                                             142,737.664                           $     1,904,542
                                                                         ===============                           ===============

      ING Evergreen Health Sciences (Advisor Class A)
      Contracts in accumulation period:
          Band 6                                                              31,725.875      $          9.90      $       314,086
          Band 10                                                             27,444.370                 9.88              271,150
          Band 12                                                              3,967.529                 9.87               39,160
          Band 14                                                              8,274.278                 9.86               81,584
          Band 17                                                             76,627.449                 9.85              754,780
          Band 20                                                            128,734.027                 9.87            1,270,605
                                                                         ---------------                           ---------------
                                                                             276,773.528                           $     2,731,365
                                                                         ===============                           ===============

      ING Evergreen Health Sciences (Service Class)
      Contracts in accumulation period:
          Band 2                                                                 480.784      $          9.93      $         4,774
          Band 4                                                              16,761.803                 9.92              166,277
          Band 5                                                               4,491.947                 9.91               44,515
          Band 6                                                             332,589.944                 9.91            3,295,966
          Band 7                                                             320,989.886                 9.90            3,177,800
          Band 8                                                              38,043.612                 9.90              376,632
          Band 9                                                              66,820.151                 9.89              660,851
          Band 10                                                            346,642.709                 9.89            3,428,296
          Band 11                                                            185,657.948                 9.89            1,836,157
          Band 12                                                             57,200.323                 9.88              565,139
          Band 13                                                            137,600.689                 9.88            1,359,495
          Band 14                                                            588,011.654                 9.87            5,803,675
          Band 15                                                              8,908.628                 9.87               87,928
          Band 16                                                             15,723.399                 9.86              155,033
          Band 17                                                            328,685.047                 9.86            3,240,835
          Band 18                                                             11,064.124                 9.85              108,982
          Band 19                                                             27,061.884                 9.85              266,560
          Band 20                                                            346,575.427                 9.88            3,424,165
          Band 21                                                             22,300.534                 9.86              219,883
          Band 26                                                             33,384.972                 9.94              331,847
          Band 27                                                              8,087.159                 9.92               80,225

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Evergreen Health Science (Service Class)
          Band 28                                                                 73.274      $          9.91      $           726
          Band 29                                                             26,895.695                 9.90              266,267
          Band 30                                                              2,340.973                 9.88               23,129
          Band 31                                                              4,792.298                 9.87               47,300
          Band 34                                                              4,304.314                 9.83               42,311
          Band 41                                                             19,119.724                 9.88              188,903
          Band 42                                                              5,956.679                 9.87               58,792
          Band 43                                                              6,156.471                 9.86               60,703
          Band 44                                                                108.883                 9.83                1,070
          Band 45                                                              5,040.411                 9.82               49,497
                                                                         ---------------                           ---------------
                                                                           2,971,871.346                           $    29,373,733
                                                                         ===============                           ===============

      ING Evergreen Omega (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              11,799.437      $         10.48      $       123,658
          Band 10                                                              3,038.619                10.46               31,784
          Band 17                                                              9,147.290                10.43               95,406
          Band 20                                                              6,369.800                10.45               66,564
                                                                         ---------------                           ---------------
                                                                              30,355.146                           $       317,412
                                                                         ===============                           ===============

      ING Evergreen Omega (Service Class)
      Contracts in accumulation period:
          Band 4                                                               3,725.386      $         10.50      $        39,117
          Band 6                                                              13,650.941                10.49              143,198
          Band 7                                                              65,580.898                10.48              687,288
          Band 8                                                               1,868.240                10.48               19,579
          Band 9                                                               3,177.273                10.47               33,266
          Band 10                                                             45,865.151                10.47              480,208
          Band 11                                                             34,588.192                10.46              361,792
          Band 12                                                              4,428.697                10.46               46,324
          Band 13                                                                736.275                10.46                7,701
          Band 14                                                             44,626.802                10.45              466,350
          Band 16                                                              5,542.430                10.44               57,863
          Band 17                                                             23,171.751                10.44              241,913
          Band 18                                                                158.410                10.43                1,652
          Band 19                                                              2,370.930                10.42               24,705
          Band 20                                                             23,822.824                10.45              248,949
          Band 21                                                                806.029                10.44                8,415
          Band 26                                                             12,322.523                10.52              129,633
          Band 27                                                                 11.481                10.50                  121
          Band 29                                                              2,003.319                10.48               20,995
          Band 30                                                                286.434                10.46                2,996
          Band 31                                                              1,236.530                10.45               12,922
          Band 43                                                                155.766                10.44                1,626
                                                                         ---------------                           ---------------
                                                                             290,136.282                           $     3,036,613
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING FMR Diversified Mid-Cap (Service Class)
      Contracts in accumulation period:
          Band 2                                                              10,300.678      $         11.85      $       122,063
          Band 3                                                               5,639.677                11.67               65,815
          Band 4                                                              38,198.034                11.72              447,681
          Band 5                                                             164,482.910                11.70            1,924,450
          Band 6                                                           2,675,496.737                11.65           31,169,537
          Band 7                                                           3,545,777.207                11.62           41,201,931
          Band 8                                                             580,268.449                11.57            6,713,706
          Band 9                                                             291,957.249                11.55            3,372,106
          Band 10                                                          2,007,252.847                11.52           23,123,553
          Band 11                                                          1,782,970.664                11.50           20,504,163
          Band 12                                                          1,114,409.533                11.47           12,782,277
          Band 13                                                          2,325,814.503                11.45           26,630,576
          Band 14                                                          3,937,987.077                11.40           44,893,053
          Band 15                                                                451.011                11.37                5,128
          Band 16                                                            102,101.045                11.32            1,155,784
          Band 17                                                          1,202,124.119                11.30           13,584,003
          Band 18                                                            101,131.348                11.27            1,139,750
          Band 19                                                            242,986.988                11.22            2,726,314
          Band 20                                                          1,529,322.195                11.42           17,464,859
          Band 21                                                            247,897.238                11.35            2,813,634
          Band 25                                                             47,623.150                11.90              566,715
                                                                         ---------------                           ---------------
                                                                          21,954,192.659                           $   252,407,098
                                                                         ===============                           ===============

      ING FMR Diversified Mid-Cap (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             155,168.354      $         15.21      $     2,360,111
          Band 7                                                                 773.112                15.19               11,744
          Band 10                                                             70,293.018                15.12            1,062,830
          Band 11                                                              2,917.303                15.10               44,051
          Band 12                                                             55,324.223                15.09              834,843
          Band 14                                                             12,827.168                11.84              151,874
          Band 17                                                             82,046.159                11.82              969,786
          Band 20                                                            286,384.109                15.05            4,310,081
                                                                         ---------------                           ---------------
                                                                             665,733.446                           $     9,745,320
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Goldman Sachs Tollkeeper (Service Class)
      Contracts in accumulation period:
          Band 2                                                               3,057.700      $          7.21      $        22,046
          Band 3                                                               1,469.075                 7.12               10,460
          Band 4                                                              12,026.816                 7.14               85,871
          Band 5                                                              28,965.072                 7.13              206,521
          Band 6                                                           1,260,748.877                 7.10            8,951,317
          Band 7                                                           1,916,723.070                 7.09           13,589,567
          Band 8                                                             152,527.602                 7.06            1,076,845
          Band 9                                                              89,509.452                 7.05              631,042
          Band 10                                                            915,327.145                 7.04            6,443,903
          Band 11                                                            549,061.305                 7.02            3,854,410
          Band 12                                                            389,181.662                 7.01            2,728,163
          Band 13                                                            879,166.850                 7.00            6,154,168
          Band 14                                                          1,693,238.002                 6.97           11,801,869
          Band 15                                                              5,773.863                 6.96               40,186
          Band 16                                                            108,204.257                 6.93              749,855
          Band 17                                                            548,033.501                 6.92            3,792,392
          Band 18                                                             54,139.317                 6.91              374,103
          Band 19                                                            133,685.784                 6.88              919,758
          Band 20                                                            884,008.072                 6.98            6,170,376
          Band 21                                                             82,352.661                 6.94              571,527
          Band 25                                                             12,269.978                 7.24               88,835
                                                                         ---------------                           ---------------
                                                                           9,719,470.061                           $    68,263,214
                                                                         ===============                           ===============

      ING Goldman Sachs Tollkeeper (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              68,187.766      $         15.87      $     1,082,140
          Band 10                                                             22,952.109                15.78              362,184
          Band 11                                                                354.050                15.76                5,580
          Band 12                                                             39,231.661                15.74              617,506
          Band 14                                                              2,537.941                11.18               28,374
          Band 17                                                             22,610.375                11.16              252,332
          Band 20                                                            126,769.546                15.70            1,990,282
                                                                         ---------------                           ---------------
                                                                             282,643.448                           $     4,338,398
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Hard Assets (Service Class)
      Contracts in accumulation period:
           Band 1                                                             24,276.460      $         24.34      $       590,889
           Band 2                                                            194,135.840                23.57            4,575,782
           Band 3                                                             10,611.875                22.28              236,433
           Band 4                                                             48,610.558                22.67            1,102,001
           Band 5                                                             46,254.376                22.46            1,038,873
           Band 6                                                            964,040.394                22.13           21,334,214
           Band 7                                                          1,054,904.501                21.93           23,134,056
           Band 8                                                            538,575.162                21.61           11,638,609
           Band 9                                                             89,495.239                21.40            1,915,198
           Band 10                                                           643,253.280                21.23           13,656,267
           Band 11                                                         1,046,498.785                21.06           22,039,264
           Band 12                                                           330,847.960                20.89            6,911,414
           Band 13                                                           588,098.289                20.72           12,185,397
           Band 14                                                         1,970,232.314                20.39           40,173,037
           Band 15                                                             4,831.990                20.22               97,703
           Band 16                                                            31,070.085                19.90              618,295
           Band 17                                                           367,333.939                19.73            7,247,499
           Band 18                                                            18,255.356                19.57              357,257
           Band 19                                                            94,134.069                19.26            1,813,022
           Band 20                                                           695,317.301                20.55           14,288,771
           Band 21                                                            79,322.931                20.06            1,591,218
           Band 25                                                            59,572.665                23.96            1,427,361
                                                                         ---------------                           ---------------
                                                                           8,899,673.369                           $   187,972,560
                                                                         ===============                           ===============

      ING Hard Assets (Advisor Class)
      Contracts in accumulation period:
           Band 6                                                            162,141.823      $         15.44      $     2,503,470
           Band 7                                                              1,553.850                15.43               23,976
           Band 10                                                            59,041.720                15.35              906,290
           Band 11                                                             3,656.857                15.34               56,096
           Band 12                                                            48,334.836                15.32              740,490
           Band 14                                                             9,381.656                10.56               99,070
           Band 17                                                            65,205.776                10.54              687,269
           Band 20                                                           338,632.634                15.28            5,174,307
                                                                         ---------------                           ---------------
                                                                             687,949.152                           $    10,190,968
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING International (Service Class)
      Contracts in accumulation period:
           Band 1                                                              1,226.159      $         11.15      $        13,672
           Band 2                                                             13,337.197                10.95              146,042
           Band 3                                                              4,295.239                10.62               45,615
           Band 4                                                              7,514.349                10.71               80,479
           Band 5                                                             80,357.086                10.67              857,410
           Band 6                                                          3,629,883.903                10.50           38,113,781
           Band 7                                                          2,088,275.607                10.52           21,968,659
           Band 8                                                          1,424,650.422                10.43           14,859,104
           Band 9                                                            521,139.000                10.39            5,414,634
           Band 10                                                           677,330.263                10.34            7,003,595
           Band 11                                                         3,363,468.181                10.29           34,610,088
           Band 12                                                           385,031.763                10.25            3,946,576
           Band 13                                                         1,399,197.665                10.20           14,271,816
           Band 14                                                         2,062,905.769                10.11           20,855,977
           Band 15                                                            11,026.643                10.07              111,038
           Band 16                                                            27,298.020                 9.98              272,434
           Band 17                                                           452,328.629                 9.93            4,491,623
           Band 18                                                            47,462.189                 9.89              469,401
           Band 19                                                           146,274.110                 9.80            1,433,486
           Band 20                                                           629,288.699                10.16            6,393,573
           Band 21                                                           181,675.930                10.02            1,820,393
           Band 25                                                            44,745.716                11.05              494,440
                                                                         ---------------                           ---------------
                                                                          17,198,712.539                           $   177,673,836
                                                                         ===============                           ===============

      ING International (Advisor Class)
      Contracts in accumulation period:
           Band 6                                                            124,811.927      $         14.33      $     1,788,555
           Band 8                                                                593.896                14.28                8,481
           Band 10                                                            54,646.919                14.24              778,172
           Band 11                                                               707.447                14.23               10,067
           Band 12                                                           123,456.624                14.21            1,754,319
           Band 14                                                            11,249.691                11.39              128,134
           Band 17                                                            39,469.306                11.37              448,766
           Band 20                                                           290,654.490                14.18            4,121,481
                                                                         ---------------                           ---------------
                                                                             645,590.300                           $     9,037,975
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Janus Special Equity (Service Class)
      Contracts in accumulation period:
           Band 2                                                              9,988.470      $         10.59      $       105,778
           Band 3                                                                562.447                10.43                5,866
           Band 4                                                              4,137.207                10.48               43,358
           Band 5                                                             77,276.937                10.45              807,544
           Band 6                                                            776,697.545                10.41            8,085,421
           Band 7                                                          1,232,737.597                10.39           12,808,144
           Band 8                                                            197,493.559                10.34            2,042,083
           Band 9                                                            110,170.369                10.32            1,136,958
           Band 10                                                           395,916.030                10.30            4,077,935
           Band 11                                                           574,081.116                10.27            5,895,813
           Band 12                                                           289,980.669                10.25            2,972,302
           Band 13                                                           573,272.599                10.23            5,864,579
           Band 14                                                         1,246,672.979                10.19           12,703,598
           Band 15                                                             3,447.486                10.16               35,026
           Band 16                                                            20,183.180                10.12              204,254
           Band 17                                                           160,338.905                10.10            1,619,423
           Band 18                                                            52,500.117                10.08              529,201
           Band 19                                                            83,138.075                10.03              833,875
           Band 20                                                           487,446.243                10.21            4,976,826
           Band 21                                                            44,257.020                10.14              448,766
           Band 25                                                             6,896.720                10.63               73,312
           Band 26                                                             1,301.507                11.52               14,993
           Band 28                                                             1,532.936                11.48               17,598
           Band 29                                                            20,570.086                11.48              236,145
           Band 30                                                             3,028.280                11.45               34,674
           Band 31                                                             4,593.810                11.44               52,553
           Band 32                                                             4,600.637                11.42               52,539
           Band 34                                                               337.379                11.39                3,843
           Band 41                                                               811.637                11.45                9,293
                                                                         ---------------                           ---------------
                                                                           6,383,971.542                           $    65,691,700
                                                                         ===============                           ===============

      ING Janus Special Equity (Advisor Class)
      Contracts in accumulation period:
           Band 6                                                             19,158.322      $         16.45      $       315,154
           Band 10                                                            28,831.083                16.36              471,677
           Band 11                                                             1,033.878                16.34               16,894
           Band 12                                                            20,498.542                16.32              334,536
           Band 14                                                             1,105.910                11.33               12,530
           Band 17                                                             6,620.830                11.31               74,882
           Band 20                                                            58,409.753                16.28              950,911
                                                                         ---------------                           ---------------
                                                                             135,658.318                           $     2,176,584
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Jennison Equity Opportunities (Service Class)
      Contracts in accumulation period:
           Band 1                                                             11,523.643      $         23.31      $       268,616
           Band 2                                                            860,865.943                22.72           19,558,874
           Band 3                                                             12,601.718                21.72              273,709
           Band 4                                                            176,573.887                22.04            3,891,688
           Band 5                                                            138,641.126                21.87            3,032,081
           Band 6                                                          2,135,530.170                21.62           46,170,162
           Band 7                                                          1,625,885.916                21.45           34,875,253
           Band 8                                                          2,091,664.972                21.21           44,364,214
           Band 9                                                            540,897.687                21.04           11,380,487
           Band 10                                                           411,913.037                20.91            8,613,102
           Band 11                                                         2,584,522.113                20.77           53,680,524
           Band 12                                                           494,460.680                20.64           10,205,668
           Band 13                                                         1,286,081.281                20.51           26,377,527
           Band 14                                                         1,841,165.280                20.24           37,265,185
           Band 15                                                             2,018.731                20.11               40,597
           Band 16                                                            24,925.947                19.86              495,029
           Band 17                                                           228,037.688                19.73            4,499,184
           Band 18                                                            30,266.198                19.60              593,217
           Band 19                                                            76,094.625                19.35            1,472,431
           Band 20                                                           290,715.792                20.38            5,924,788
           Band 21                                                            67,037.918                19.98            1,339,418
           Band 25                                                            29,704.092                23.02              683,788
                                                                         ---------------                           ---------------
                                                                          14,961,128.444                           $   315,005,542
                                                                         ===============                           ===============

      ING Jennison Equity Opportunities (Advisor Class)
      Contracts in accumulation period:
           Band 6                                                             41,095.391      $         13.96      $       573,692
           Band 10                                                            15,647.688                13.88              217,190
           Band 11                                                               799.388                13.86               11,080
           Band 12                                                            13,466.108                13.84              186,371
           Band 14                                                             1,953.799                10.89               21,277
           Band 17                                                            15,424.121                10.87              167,660
           Band 20                                                           153,109.591                13.81            2,114,443
                                                                         ---------------                           ---------------
                                                                             241,496.086                           $     3,291,713
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING JPMorgan Small Cap Equity (Service Class)
      Contracts in accumulation period:
          Band 1                                                               1,261.109      $         13.63      $        17,189
          Band 2                                                              12,445.697                13.63              169,635
          Band 3                                                               1,701.945                13.63               23,198
          Band 4                                                              32,147.279                13.63              438,167
          Band 5                                                              59,643.413                13.63              812,940
          Band 6                                                           1,507,668.311                13.63           20,549,519
          Band 7                                                           2,163,452.561                13.63           29,487,858
          Band 8                                                             233,264.098                13.63            3,179,390
          Band 9                                                             190,712.535                13.63            2,599,412
          Band 10                                                          1,021,256.234                13.63           13,919,722
          Band 11                                                            750,693.034                13.63           10,231,946
          Band 12                                                            359,826.555                13.63            4,904,436
          Band 13                                                            873,013.493                13.63           11,899,174
          Band 14                                                          2,003,023.963                13.63           27,301,217
          Band 15                                                             62,309.386                13.63              849,277
          Band 16                                                             35,214.829                13.63              479,978
          Band 17                                                            631,091.542                13.63            8,601,778
          Band 18                                                             88,750.653                13.63            1,209,671
          Band 19                                                            171,394.944                13.63            2,336,113
          Band 20                                                            784,754.973                13.63           10,696,210
          Band 21                                                            145,849.304                13.63            1,987,926
          Band 25                                                             18,868.921                13.63              257,183
          Band 26                                                             85,598.142                13.63            1,166,703
          Band 27                                                             38,408.074                13.63              523,502
          Band 28                                                             11,498.329                13.63              156,722
          Band 29                                                            105,254.854                13.63            1,434,624
          Band 30                                                             55,427.858                13.63              755,482
          Band 31                                                             96,630.661                13.63            1,317,076
          Band 32                                                             24,553.258                13.63              334,661
          Band 33                                                             17,071.652                13.63              232,687
          Band 34                                                              8,724.480                13.63              118,915
          Band 41                                                             19,315.115                13.63              263,265
          Band 42                                                              6,479.569                13.63               88,317
          Band 43                                                             12,250.123                13.63              166,969
          Band 44                                                              6,558.191                13.63               89,388
          Band 45                                                              3,602.536                13.63               49,103
                                                                         ---------------                           ---------------
                                                                          11,639,717.621                           $   158,649,353
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING JPMorgan Small Cap Equity (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             465,562.438      $         15.53      $     7,230,185
          Band 7                                                               1,001.485                15.51               15,533
          Band 10                                                            182,313.574                15.44            2,814,922
          Band 11                                                             18,269.325                15.42              281,713
          Band 12                                                            174,317.700                15.40            2,684,493
          Band 14                                                             63,709.749                11.95              761,332
          Band 17                                                            236,815.229                11.93            2,825,206
          Band 20                                                          1,041,029.604                15.37           16,000,625
                                                                         ---------------                           ---------------
                                                                           2,183,019.104                           $    32,614,009
                                                                         ===============                           ===============

      ING Julius Baer Foreign (Service Class)
      Contracts in accumulation period:
          Band 2                                                               2,483.965      $         12.50      $        31,050
          Band 4                                                              34,787.865                12.42              432,065
          Band 5                                                              30,676.893                12.40              380,393
          Band 6                                                           1,725,311.124                12.37           21,342,099
          Band 7                                                           2,435,713.806                12.35           30,081,065
          Band 8                                                             175,207.274                12.32            2,158,554
          Band 9                                                             135,743.353                12.30            1,669,643
          Band 10                                                          1,879,993.575                12.29           23,105,121
          Band 11                                                            830,172.325                12.27           10,186,214
          Band 12                                                            238,180.273                12.25            2,917,708
          Band 13                                                            630,751.814                12.24            7,720,402
          Band 14                                                          3,018,082.543                12.20           36,820,607
          Band 15                                                             66,812.168                12.19              814,440
          Band 16                                                             88,474.555                12.15            1,074,966
          Band 17                                                          1,213,308.331                12.14           14,729,563
          Band 18                                                             25,477.325                12.12              308,785
          Band 19                                                            277,455.505                12.09            3,354,437
          Band 20                                                          1,434,654.222                12.22           17,531,475
          Band 21                                                            138,775.193                12.17            1,688,894
          Band 25                                                              8,401.079                12.54              105,350
          Band 26                                                            150,528.102                12.52            1,884,612
          Band 27                                                             77,370.472                12.42              960,941
          Band 28                                                             23,195.623                12.37              286,930
          Band 29                                                            219,058.546                12.35            2,705,373
          Band 30                                                             76,704.340                12.25              939,628
          Band 31                                                             44,521.024                12.20              543,156
          Band 32                                                             33,545.721                12.11              406,239
          Band 33                                                             27,896.345                12.04              335,872
          Band 34                                                             33,751.138                11.99              404,676

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Julius Baer Foreign (Service Class) (continued)
          Band 41                                                             15,179.694      $         13.55      $       205,685
          Band 42                                                              5,836.335                13.52               78,907
          Band 43                                                             19,483.825                13.49              262,837
          Band 44                                                             10,318.505                11.59              119,591
          Band 45                                                              2,992.906                11.44               34,239
                                                                         ---------------                           ---------------
                                                                          15,130,845.764                           $   185,621,517
                                                                         ===============                           ===============
      ING Julius Baer Foreign (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             205,325.938      $         14.62      $     3,001,865
          Band 7                                                               8,856.558                14.61              129,394
          Band 10                                                            124,512.601                14.54            1,810,413
          Band 11                                                              7,933.239                14.52              115,191
          Band 12                                                             76,866.654                14.50            1,114,566
          Band 14                                                             26,484.220                11.48              304,039
          Band 17                                                            154,023.383                11.47            1,766,648
          Band 20                                                            641,027.811                14.47            9,275,672
                                                                         ---------------                           ---------------
                                                                           1,245,030.404                           $    17,517,788
                                                                         ===============                           ===============

      ING Legg Mason Value (Service Class)
      Contracts in accumulation period:
          Band 2                                                              17,876.112      $          9.73      $       173,935
          Band 3                                                               3,716.173                 9.58               35,601
          Band 4                                                             120,084.540                 9.63            1,156,414
          Band 5                                                             297,258.865                 9.61            2,856,658
          Band 6                                                           3,526,755.135                 9.56           33,715,779
          Band 7                                                           4,967,783.790                 9.54           47,392,657
          Band 8                                                             699,819.752                 9.50            6,648,288
          Band 9                                                             360,927.554                 9.48            3,421,593
          Band 10                                                          2,715,141.010                 9.46           25,685,234
          Band 11                                                          2,237,159.393                 9.44           21,118,785
          Band 12                                                          1,930,096.186                 9.42           18,181,506
          Band 13                                                          3,269,857.522                 9.40           30,736,661
          Band 14                                                          4,910,437.283                 9.36           45,961,693
          Band 15                                                             63,441.748                 9.34              592,546
          Band 16                                                            148,342.041                 9.30            1,379,581
          Band 17                                                          1,659,737.212                 9.28           15,402,361
          Band 18                                                            158,166.377                 9.26            1,464,621
          Band 19                                                            380,726.811                 9.22            3,510,301
          Band 20                                                          1,838,795.621                 9.38           17,247,903
          Band 21                                                            401,514.714                 9.32            3,742,117
          Band 25                                                             59,399.258                 9.77              580,331
          Band 26                                                            185,616.792                 9.75            1,809,764

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Legg Mason Value (Service Class) (continued)
          Band 27                                                             67,031.018      $          9.63      $       645,509
          Band 28                                                             28,492.254                 9.56              272,386
          Band 29                                                            172,109.371                 9.54            1,641,923
          Band 30                                                            109,370.414                 9.42            1,030,269
          Band 31                                                             54,328.837                 9.36              508,518
          Band 32                                                             17,811.075                 9.24              164,574
          Band 33                                                             37,314.088                 9.16              341,797
          Band 34                                                             50,136.846                 9.10              456,245
          Band 41                                                             10,068.808                12.10              121,833
          Band 42                                                              4,995.161                12.07               60,292
          Band 43                                                             17,968.922                12.04              216,346
          Band 44                                                              1,257.366                11.21               14,095
          Band 45                                                              7,766.795                11.12               86,367
                                                                         ---------------                           ---------------
                                                                          30,531,304.844                           $   288,374,483
                                                                         ===============                           ===============

      ING Legg Mason Value (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             220,537.040      $         13.14      $     2,897,857
          Band 7                                                               1,576.121                13.13               20,694
          Band 10                                                            129,179.849                13.07            1,688,381
          Band 11                                                              4,756.116                13.05               62,067
          Band 12                                                            153,181.130                13.04            1,997,482
          Band 14                                                             15,238.107                11.17              170,210
          Band 17                                                            123,329.202                11.15            1,375,121
          Band 20                                                            438,491.498                13.01            5,704,774
                                                                         ---------------                           ---------------
                                                                           1,086,289.063                           $    13,916,586
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Lifestyle Aggressive Growth
      Contracts in accumulation period:
          Band 4                                                             124,268.047      $         11.27      $     1,400,501
          Band 5                                                               2,391.848                11.27               26,956
          Band 6                                                           1,993,792.534                11.26           22,450,104
          Band 7                                                           2,311,250.607                11.26           26,024,682
          Band 8                                                             207,985.517                11.25            2,339,837
          Band 9                                                             149,185.087                11.25            1,678,332
          Band 10                                                          2,210,106.293                11.24           24,841,595
          Band 11                                                          1,032,926.871                11.24           11,610,098
          Band 12                                                            132,442.578                11.24            1,488,655
          Band 13                                                            770,621.287                11.23            8,654,077
          Band 14                                                          4,678,466.196                11.22           52,492,391
          Band 15                                                              6,133.117                11.22               68,814
          Band 16                                                            175,102.551                11.21            1,962,900
          Band 17                                                          2,086,787.907                11.21           23,392,892
          Band 18                                                              1,879.468                11.20               21,050
          Band 19                                                            469,049.069                11.20            5,253,350
          Band 20                                                          2,359,301.334                11.23           26,494,954
          Band 21                                                            163,522.225                11.22            1,834,719
          Band 26                                                             12,182.071                11.30              137,657
          Band 27                                                                 26.890                11.27                  303
          Band 28                                                             12,516.596                11.26              140,937
          Band 29                                                             69,657.581                11.26              784,344
          Band 30                                                             26,503.737                11.24              297,902
          Band 31                                                             68,596.054                11.22              769,648
          Band 32                                                              2,847.311                11.20               31,890
          Band 33                                                                489.866                11.19                5,482
          Band 34                                                                 31.598                11.17                  353
          Band 41                                                             16,419.162                11.24              184,551
          Band 42                                                              4,941.511                11.22               55,444
          Band 43                                                             10,082.871                11.21              113,029
          Band 44                                                                184.566                11.18                2,063
          Band 45                                                              2,578.006                11.17               28,796
                                                                         ---------------                           ---------------
                                                                          19,102,270.356                           $   214,588,306
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Lifestyle Growth
      Contracts in accumulation period:
          Band 2                                                                  19.875      $         11.17      $           222
          Band 4                                                             291,254.918                11.16            3,250,405
          Band 5                                                              51,949.259                11.15              579,234
          Band 6                                                           5,437,264.310                11.14           60,571,124
          Band 7                                                           4,856,751.160                11.14           54,104,208
          Band 8                                                             413,897.719                11.13            4,606,682
          Band 9                                                             657,713.357                11.13            7,320,350
          Band 10                                                          5,655,755.267                11.12           62,891,999
          Band 11                                                          1,790,317.358                11.12           19,908,329
          Band 12                                                            738,122.471                11.12            8,207,922
          Band 13                                                            961,248.849                11.11           10,679,475
          Band 14                                                          8,243,161.073                11.11           91,581,520
          Band 15                                                             76,494.259                11.10              849,086
          Band 16                                                            638,720.229                11.09            7,083,407
          Band 17                                                          4,240,167.471                11.09           47,023,457
          Band 18                                                              7,866.214                11.09               87,236
          Band 19                                                            446,533.565                11.08            4,947,592
          Band 20                                                          6,653,474.117                11.11           73,920,097
          Band 21                                                            434,385.907                11.10            4,821,684
          Band 26                                                            206,982.594                11.18            2,314,065
          Band 27                                                             39,316.288                11.16              438,770
          Band 28                                                              4,117.293                11.14               45,867
          Band 29                                                            185,454.492                11.14            2,065,963
          Band 30                                                             71,606.675                11.12              796,266
          Band 31                                                             78,290.519                11.11              869,808
          Band 32                                                             24,934.447                11.08              276,274
          Band 33                                                             36,425.101                11.07              403,226
          Band 34                                                             37,639.962                11.06              416,298
          Band 41                                                             80,652.930                11.12              896,861
          Band 42                                                             39,943.891                11.10              443,377
          Band 43                                                            270,365.447                11.09            2,998,353
          Band 44                                                             80,312.202                11.06              888,253
          Band 45                                                             14,915.361                11.05              164,815
                                                                         ---------------                           ---------------
                                                                          42,766,054.580                           $   475,452,225
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Lifestyle Moderate Growth
      Contracts in accumulation period:
          Band 2                                                              16,548.905      $         11.00      $       182,038
          Band 4                                                             536,087.599                10.98            5,886,242
          Band 5                                                              58,422.722                10.97              640,897
          Band 6                                                           6,187,485.744                10.97           67,876,719
          Band 7                                                           4,122,598.435                10.96           45,183,679
          Band 8                                                             511,128.283                10.95            5,596,855
          Band 9                                                             815,113.139                10.95            8,925,489
          Band 10                                                          4,847,017.879                10.95           53,074,846
          Band 11                                                          2,699,957.923                10.94           29,537,540
          Band 12                                                            448,537.182                10.94            4,906,997
          Band 13                                                          1,346,988.719                10.94           14,736,057
          Band 14                                                          7,771,171.302                10.93           84,938,902
          Band 15                                                             61,971.873                10.92              676,733
          Band 16                                                            284,127.233                10.92            3,102,669
          Band 17                                                          3,589,799.236                10.91           39,164,710
          Band 18                                                              8,005.382                10.91               87,339
          Band 19                                                            868,857.917                10.90            9,470,551
          Band 20                                                          5,434,550.269                10.93           59,399,634
          Band 21                                                            292,655.661                10.92            3,195,800
          Band 26                                                            182,642.232                11.00            2,009,065
          Band 27                                                             28,590.257                10.98              313,921
          Band 28                                                             28,543.711                10.97              313,125
          Band 29                                                            193,278.223                10.96            2,118,329
          Band 30                                                            114,530.666                10.94            1,252,965
          Band 31                                                             49,275.342                10.93              538,579
          Band 32                                                             68,510.254                10.91              747,447
          Band 33                                                            232,984.489                10.89            2,537,201
          Band 34                                                            246,316.419                10.88            2,679,923
          Band 41                                                             96,327.896                10.94            1,053,827
          Band 42                                                             13,055.283                10.92              142,564
          Band 43                                                            302,213.795                10.91            3,297,153
          Band 44                                                             25,676.112                10.89              279,613
          Band 45                                                              5,962.621                10.88               64,873
                                                                         ---------------                           ---------------
                                                                          41,488,932.703                           $   453,932,282
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Lifestyle Moderate
      Contracts in accumulation period:
          Band 4                                                             185,823.657      $         10.84      $     2,014,328
          Band 5                                                              43,278.005                10.83              468,701
          Band 6                                                           3,603,108.071                10.83           39,021,660
          Band 7                                                           1,762,007.296                10.82           19,064,919
          Band 8                                                             203,559.626                10.82            2,202,515
          Band 9                                                             490,307.931                10.81            5,300,229
          Band 10                                                          1,873,298.490                10.81           20,250,357
          Band 11                                                          1,351,986.483                10.80           14,601,454
          Band 12                                                            527,750.340                10.80            5,699,704
          Band 13                                                            863,041.299                10.80            9,320,846
          Band 14                                                          3,610,208.491                10.79           38,954,150
          Band 15                                                             48,875.070                10.79              527,362
          Band 16                                                            136,800.095                10.78            1,474,705
          Band 17                                                          1,301,835.276                10.78           14,033,784
          Band 18                                                              7,997.175                10.77               86,130
          Band 19                                                            417,929.138                10.76            4,496,918
          Band 20                                                          1,845,688.064                10.79           19,914,974
          Band 21                                                            220,958.059                10.78            2,381,928
          Band 26                                                             80,248.326                10.86              871,497
          Band 27                                                             14,374.518                10.84              155,820
          Band 28                                                             19,056.497                10.83              206,382
          Band 29                                                            263,440.569                10.82            2,850,427
          Band 30                                                             73,464.053                10.80              793,412
          Band 31                                                             54,159.532                10.79              584,381
          Band 32                                                             77,112.732                10.77              830,504
          Band 33                                                             11,333.635                10.75              121,837
          Band 34                                                             38,216.781                10.74              410,448
          Band 41                                                             39,775.284                10.80              429,573
          Band 42                                                             28,980.741                10.79              312,702
          Band 43                                                            369,838.848                10.78            3,986,863
          Band 44                                                             29,101.707                10.75              312,843
          Band 45                                                             15,305.223                10.74              164,378
                                                                         ---------------                           ---------------
                                                                          19,608,861.012                           $   211,845,731
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Limited Maturity Bond
      Contracts in accumulation period:
          Band 1                                                              23,526.753      $         22.45      $       528,176
          Band 2                                                             518,635.439                21.74           11,275,134
          Band 3                                                              13,082.339                20.54              268,711
          Band 4                                                             216,064.002                20.93            4,522,220
          Band 5                                                             285,547.828                20.70            5,910,840
          Band 6                                                           3,368,052.401                20.43           68,809,311
          Band 7                                                           2,758,488.346                20.20           55,721,465
          Band 8                                                           1,693,679.290                19.94           33,771,965
          Band 9                                                             393,676.090                19.72            7,763,292
          Band 10                                                            809,811.758                19.56           15,839,918
          Band 11                                                          2,522,674.087                19.44           49,040,784
          Band 12                                                            644,003.064                19.25           12,397,059
          Band 13                                                          1,972,193.319                19.09           37,649,170
          Band 14                                                          1,718,053.968                18.78           32,265,054
          Band 15                                                              1,128.749                18.67               21,074
          Band 16                                                             49,031.565                18.37              900,710
          Band 17                                                            281,027.594                18.22            5,120,323
          Band 18                                                             32,649.496                18.07              589,976
          Band 19                                                             82,784.990                17.78            1,471,917
          Band 20                                                            466,124.039                18.97            8,842,373
          Band 21                                                            143,020.099                18.51            2,647,302
          Band 24                                                              1,261.783                23.58               29,753
          Band 25                                                             89,729.333                22.11            1,983,916
                                                                         ---------------                           ---------------
                                                                          18,084,246.332                           $   357,370,443
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Liquid Assets (Service Class)
      Contracts in accumulation period:
          Band 1                                                             125,989.840      $         17.22      $     2,169,545
          Band 2                                                             403,654.437                16.68            6,732,956
          Band 3                                                              32,086.393                15.76              505,682
          Band 4                                                             615,096.978                16.04            9,866,156
          Band 5                                                             225,600.314                15.85            3,575,765
          Band 6                                                           5,650,655.730                15.66           88,489,269
          Band 7                                                           6,173,904.680                15.47           95,510,305
          Band 8                                                           2,859,998.394                15.29           43,729,375
          Band 9                                                           1,131,571.930                15.10           17,086,736
          Band 10                                                          1,780,415.036                14.97           26,652,813
          Band 11                                                          4,839,983.103                14.90           72,115,748
          Band 12                                                            909,498.114                14.73           13,396,907
          Band 13                                                          5,378,658.908                14.62           78,635,993
          Band 14                                                          5,492,891.985                14.38           78,987,787
          Band 15                                                            113,261.815                14.31            1,620,777
          Band 16                                                            203,936.215                14.08            2,871,422
          Band 17                                                            862,220.424                13.97           12,045,219
          Band 18                                                             92,226.631                13.85            1,277,339
          Band 19                                                            455,671.252                13.63            6,210,799
          Band 20                                                          1,339,734.204                14.54           19,479,735
          Band 21                                                            227,939.473                14.19            3,234,461
          Band 25                                                             47,965.706                16.95              813,019
          Band 26                                                            296,716.160                16.81            4,987,799
          Band 27                                                             75,274.404                16.02            1,205,896
          Band 28                                                             21,655.696                15.64              338,695
          Band 29                                                            694,267.522                15.51           10,768,089
          Band 30                                                            210,710.286                14.78            3,114,298
          Band 31                                                            371,485.540                14.42            5,356,821
          Band 32                                                             95,077.740                13.76            1,308,270
          Band 33                                                             46,242.519                13.32              615,950
          Band 34                                                            206,137.788                13.00            2,679,791
          Band 35                                                             31,348.169                17.37              544,518
          Band 36                                                              1,753.188                16.82               29,489
          Band 38                                                              3,821.724                 9.98               38,141
          Band 39                                                              1,668.389                 9.95               16,600
          Band 41                                                             92,851.240                 9.88              917,370
          Band 42                                                             25,423.903                 9.85              250,425
          Band 43                                                            108,910.959                 9.83            1,070,595
          Band 44                                                             12,729.224                 9.90              126,019
          Band 45                                                              1,461.087                 9.89               14,450
                                                                         ---------------                           ---------------
                                                                          41,260,497.100                           $   618,391,024
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Liquid Assets (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             206,101.957      $          9.85      $     2,030,104
          Band 7                                                              15,265.015                 9.83              150,055
          Band 8                                                                 214.107                 9.81                2,100
          Band 10                                                            125,734.819                 9.79            1,230,944
          Band 11                                                              1,031.863                 9.78               10,092
          Band 12                                                            115,991.706                 9.77            1,133,239
          Band 14                                                             18,805.742                 9.91              186,365
          Band 17                                                             66,141.548                 9.90              654,801
          Band 20                                                            420,988.886                 9.74            4,100,432
                                                                         ---------------                           ---------------
                                                                             970,275.643                           $     9,498,132
                                                                         ===============                           ===============

      ING Marsico Growth (Service Class)
      Contracts in accumulation period:
          Band 1                                                              12,078.490      $         16.09      $       194,343
          Band 2                                                             273,472.179                15.81            4,323,595
          Band 3                                                               7,197.703                15.33              110,341
          Band 4                                                             406,302.410                15.47            6,285,498
          Band 5                                                             423,500.804                15.40            6,521,912
          Band 6                                                          10,489,009.301                15.26          160,062,282
          Band 7                                                           6,699,025.942                15.19          101,758,204
          Band 8                                                           6,191,793.331                15.06           93,248,408
          Band 9                                                           1,835,266.332                14.99           27,510,642
          Band 10                                                          2,512,016.319                14.93           37,504,404
          Band 11                                                          8,870,600.113                14.86          131,817,118
          Band 12                                                          1,539,756.572                14.79           22,773,000
          Band 13                                                          4,872,617.151                14.73           71,773,651
          Band 14                                                          5,846,166.479                14.60           85,354,031
          Band 15                                                             27,998.575                14.53              406,819
          Band 16                                                             89,287.394                14.40            1,285,738
          Band 17                                                          1,380,889.559                14.34           19,801,956
          Band 18                                                             90,447.307                14.28            1,291,588
          Band 19                                                            372,076.492                14.15            5,264,882
          Band 20                                                          1,913,665.262                14.66           28,054,333
          Band 21                                                            349,743.578                14.47            5,060,790
          Band 24                                                                808.316                16.52               13,353
          Band 25                                                            145,232.101                15.95            2,316,452
          Band 26                                                             28,439.536                11.25              319,945
          Band 27                                                              3,281.341                11.22               36,817
          Band 28                                                              2,039.573                11.21               22,864
          Band 29                                                             24,109.038                11.21              270,262

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Marsico Growth (Service Class) (continued)
          Band 30                                                              4,465.956      $         11.18      $        49,929
          Band 31                                                              4,940.175                11.17               55,182
          Band 32                                                              1,277.283                11.15               14,242
          Band 33                                                              2,544.507                11.14               28,346
          Band 41                                                              1,083.217                11.19               12,121
          Band 43                                                              8,161.776                11.16               91,085
          Band 44                                                                100.574                11.13                1,119
          Band 45                                                                779.427                11.02                8,589
                                                                         ---------------                           ---------------
                                                                          54,430,174.113                           $   813,643,841
                                                                         ===============                           ===============

      ING Marsico Growth (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             205,275.489      $         14.16      $     2,906,701
          Band 7                                                               8,754.685                14.15              123,879
          Band 10                                                             98,569.254                14.08            1,387,855
          Band 11                                                              5,974.460                14.06               84,001
          Band 12                                                             96,977.826                14.05            1,362,538
          Band 14                                                             15,759.138                11.00              173,351
          Band 17                                                             47,683.088                10.98              523,560
          Band 20                                                            609,228.693                14.01            8,535,294
                                                                         ---------------                           ---------------
                                                                           1,088,222.633                           $    15,097,179
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Mercury Focus Value (Service Class)
      Contracts in accumulation period:
          Band 1                                                               1,324.315      $         12.10      $        16,024
          Band 2                                                               1,144.045                12.04               13,774
          Band 3                                                                 397.619                11.92                4,740
          Band 4                                                               6,785.999                11.96               81,161
          Band 5                                                               5,138.175                11.94               61,350
          Band 6                                                             405,740.721                11.91            4,832,372
          Band 7                                                             488,820.609                11.89            5,812,077
          Band 8                                                              78,886.605                11.86              935,595
          Band 9                                                              34,490.958                11.84              408,373
          Band 10                                                            265,975.024                11.83            3,146,485
          Band 11                                                            248,218.513                11.81            2,931,461
          Band 12                                                            128,595.574                11.80            1,517,428
          Band 13                                                            285,244.170                11.78            3,360,176
          Band 14                                                            615,881.421                11.75            7,236,607
          Band 15                                                                653.782                11.73                7,669
          Band 16                                                              9,298.768                11.70              108,796
          Band 17                                                            257,303.775                11.69            3,007,881
          Band 18                                                            124,385.389                11.67            1,451,577
          Band 19                                                            105,343.140                11.64            1,226,194
          Band 20                                                            359,376.233                11.76            4,226,264
          Band 21                                                             42,465.166                11.72              497,692
          Band 25                                                              2,961.203                12.07               35,742
                                                                         ---------------                           ---------------
                                                                           3,468,431.204                           $    40,919,438
                                                                         ===============                           ===============

      ING Mercury Focus Value (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              20,089.869      $         14.44      $       290,098
          Band 10                                                             37,780.405                14.36              542,527
          Band 11                                                              1,281.776                14.34               18,381
          Band 12                                                             24,553.818                14.33              351,856
          Band 14                                                                812.422                10.65                8,652
          Band 17                                                              5,738.006                10.63               60,995
          Band 20                                                             80,233.397                14.29            1,146,535
                                                                         ---------------                           ---------------
                                                                             170,489.693                           $     2,419,044
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Mercury Large Cap Growth (Service Class)
      Contracts in accumulation period:
          Band 2                                                               5,178.185      $         11.05      $        57,219
          Band 4                                                                  71.421                10.98                  784
          Band 5                                                               7,333.279                10.97               80,446
          Band 6                                                             273,907.526                10.94            2,996,548
          Band 7                                                             289,685.275                10.92            3,163,363
          Band 8                                                              31,998.120                10.89              348,460
          Band 9                                                               5,665.105                10.88               61,636
          Band 10                                                            188,505.821                10.86            2,047,173
          Band 11                                                            151,829.532                10.85            1,647,350
          Band 12                                                             67,045.295                10.83              726,101
          Band 13                                                            138,104.190                10.82            1,494,287
          Band 14                                                            242,746.489                10.79            2,619,235
          Band 16                                                                816.579                10.74                8,770
          Band 17                                                             72,892.789                10.73              782,140
          Band 18                                                              1,929.163                10.72               20,681
          Band 19                                                             18,254.397                10.69              195,140
          Band 20                                                            215,008.313                10.80            2,322,090
          Band 21                                                             26,549.622                10.76              285,674
          Band 25                                                                562.897                11.08                6,237
                                                                         ---------------                           ---------------
                                                                           1,738,083.998                           $    18,863,334
                                                                         ===============                           ===============

      ING Mercury Large Cap Growth (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              35,879.412      $         12.92      $       463,562
          Band 10                                                             26,411.035                12.84              339,118
          Band 12                                                             41,435.916                12.81              530,794
          Band 14                                                              2,793.218                10.97               30,642
          Band 17                                                              9,125.710                10.95               99,927
          Band 20                                                             54,855.723                12.78              701,056
                                                                         ---------------                           ---------------
                                                                             170,501.014                           $     2,165,099
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING MFS(R) Mid-Cap Growth (Service Class)
      Contracts in accumulation period:
          Band 1                                                              23,072.301      $         26.61      $       613,954
          Band 2                                                             469,698.340                26.07           12,245,036
          Band 3                                                               7,748.403                25.14              194,795
          Band 4                                                             233,531.357                25.41            5,934,032
          Band 5                                                             244,523.752                25.28            6,181,560
          Band 6                                                           4,782,189.858                24.98          119,459,103
          Band 7                                                           3,551,098.432                24.89           88,386,840
          Band 8                                                           2,883,721.767                24.63           71,026,067
          Band 9                                                             805,418.874                24.50           19,732,762
          Band 10                                                          1,290,209.519                24.37           31,442,406
          Band 11                                                          3,792,124.800                24.25           91,959,026
          Band 12                                                            940,156.114                24.12           22,676,565
          Band 13                                                          2,244,737.937                24.00           53,873,711
          Band 14                                                          3,541,705.864                23.75           84,115,514
          Band 15                                                              3,927.177                23.63               92,799
          Band 16                                                             54,725.497                23.38            1,279,482
          Band 17                                                            704,317.643                23.26           16,382,428
          Band 18                                                             64,760.358                23.14            1,498,555
          Band 19                                                            156,677.205                22.90            3,587,908
          Band 20                                                          1,021,481.455                23.87           24,382,762
          Band 21                                                            167,581.379                23.50            3,938,162
          Band 22                                                              1,996.830                25.41               50,739
          Band 23                                                             24,168.098                24.98              603,719
          Band 24                                                                 52.693                27.45                1,446
          Band 25                                                             78,820.618                26.34            2,076,135
                                                                         ---------------                           ---------------
                                                                          27,088,446.271                           $   661,735,506
                                                                         ===============                           ===============

      ING MFS(R) Mid-Cap Growth (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             243,212.913      $         15.16      $     3,687,108
          Band 7                                                               6,792.154                15.14              102,833
          Band 8                                                                 670.498                15.11               10,131
          Band 10                                                             81,087.007                15.07            1,221,981
          Band 11                                                                551.248                15.05                8,296
          Band 12                                                            156,228.193                15.04            2,349,672
          Band 14                                                             36,305.438                10.82              392,825
          Band 17                                                             85,997.457                10.80              928,773
          Band 20                                                            559,568.003                15.00            8,393,520
                                                                         ---------------                           ---------------
                                                                           1,170,412.911                           $    17,095,139
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING MFS(R) Total Return (Service Class)
      Contracts in accumulation period:
          Band 1                                                               3,551.651      $         25.80      $        91,633
          Band 2                                                             149,881.710                25.28            3,789,010
          Band 3                                                               4,037.765                24.38               98,441
          Band 4                                                             484,054.931                24.63           11,922,273
          Band 5                                                             435,307.810                24.51           10,669,394
          Band 6                                                           8,600,359.049                24.26          208,644,711
          Band 7                                                           6,766,794.185                24.13          163,282,744
          Band 8                                                           4,961,026.099                23.88          118,469,303
          Band 9                                                             911,027.219                23.76           21,646,007
          Band 10                                                          2,977,831.254                23.63           70,366,153
          Band 11                                                          7,728,640.250                23.51          181,700,332
          Band 12                                                          2,585,539.022                23.39           60,475,758
          Band 13                                                          4,747,333.506                23.27          110,470,451
          Band 14                                                          6,387,499.777                23.03          147,104,120
          Band 15                                                             96,310.000                22.91            2,206,462
          Band 16                                                            157,856.136                22.67            3,578,599
          Band 17                                                          1,502,758.266                22.55           33,887,199
          Band 18                                                            181,189.271                22.43            4,064,075
          Band 19                                                            472,868.210                22.20           10,497,674
          Band 20                                                          2,327,129.998                23.15           53,873,059
          Band 21                                                            569,629.190                22.79           12,981,849
          Band 22                                                              2,651.456                24.63               65,305
          Band 23                                                             30,024.688                24.26              728,399
          Band 24                                                                243.691                26.62                6,487
          Band 25                                                            116,689.706                25.54            2,980,255
          Band 26                                                            282,580.285                25.41            7,180,365
          Band 27                                                            134,150.758                24.63            3,304,133
          Band 28                                                             37,331.781                24.25              905,296
          Band 29                                                            442,698.724                24.12           10,677,893
          Band 30                                                            271,607.881                23.38            6,350,192
          Band 31                                                            132,414.253                23.02            3,048,176
          Band 32                                                            152,246.511                22.34            3,401,187
          Band 33                                                             44,757.649                21.88              979,297
          Band 34                                                             88,961.582                21.54            1,916,232
          Band 35                                                            101,092.298                25.94            2,622,334
          Band 36                                                              6,021.800                25.41              153,014
          Band 37                                                              4,412.816                25.02              110,409
          Band 38                                                            134,810.437                12.01            1,619,073
          Band 39                                                             32,200.010                11.98              385,756
          Band 40                                                              6,713.740                11.95               80,229
          Band 41                                                             61,484.408                11.65              716,293

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING MFS(R) Total Return (Service Class) (continued)
          Band 42                                                             30,951.099      $         11.62      $       359,652
          Band 43                                                            137,786.963                11.59            1,596,951
          Band 44                                                             34,763.853                10.83              376,493
          Band 45                                                             20,094.177                10.75              216,012
                                                                         ---------------                           ---------------
                                                                          54,357,315.865                           $ 1,279,598,680
                                                                         ===============                           ===============

      ING MFS(R) Total Return (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             497,490.076      $         12.62      $     6,278,325
          Band 7                                                              80,712.127                12.60            1,016,973
          Band 8                                                              14,069.501                12.57              176,854
          Band 10                                                            302,038.819                12.55            3,790,587
          Band 11                                                             28,740.524                12.53              360,119
          Band 12                                                            287,529.890                12.52            3,599,874
          Band 14                                                             31,001.529                10.71              332,026
          Band 17                                                            217,817.844                10.70            2,330,651
          Band 20                                                          1,382,369.476                12.49           17,265,795
                                                                         ---------------                           ---------------
                                                                           2,841,769.786                           $    35,151,204
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Oppenheimer Main Street (Service Class)
      Contracts in accumulation period:
          Band 1                                                               3,368.255      $         22.01      $        74,135
          Band 2                                                             105,226.546                21.56            2,268,684
          Band 3                                                               7,762.703                20.79              161,387
          Band 4                                                             277,042.493                21.01            5,820,663
          Band 5                                                             162,343.454                20.90            3,392,978
          Band 6                                                           4,610,019.627                20.70           95,427,406
          Band 7                                                           2,587,272.931                20.58           53,246,077
          Band 8                                                           3,703,211.825                20.37           75,434,425
          Band 9                                                             631,569.421                20.26           12,795,596
          Band 10                                                            887,678.338                20.16           17,895,595
          Band 11                                                          4,488,627.576                20.05           89,996,983
          Band 12                                                            854,269.095                19.95           17,042,668
          Band 13                                                          1,916,551.815                19.85           38,043,554
          Band 14                                                          2,238,476.121                19.64           43,963,671
          Band 15                                                              9,183.348                19.54              179,443
          Band 16                                                             42,134.263                19.34              814,877
          Band 17                                                            375,602.151                19.24            7,226,585
          Band 18                                                             50,070.453                19.14              958,348
          Band 19                                                            107,021.203                18.94            2,026,982
          Band 20                                                            591,684.840                19.74           11,679,859
          Band 21                                                            150,163.285                19.44            2,919,174
          Band 22                                                              1,303.584                21.01               27,388
          Band 23                                                             28,573.355                20.70              591,468
          Band 25                                                             68,004.225                21.79            1,481,812
          Band 26                                                             18,770.338                21.67              406,753
          Band 27                                                              9,940.882                21.01              208,858
          Band 28                                                              9,381.739                20.68              194,014
          Band 29                                                             62,265.568                20.58            1,281,425
          Band 30                                                             44,057.008                19.95              878,937
          Band 31                                                             22,152.558                19.64              435,076
          Band 32                                                             13,782.361                19.05              262,554
          Band 33                                                              2,684.397                18.66               50,091
          Band 34                                                             23,403.694                18.37              429,926
          Band 41                                                              2,321.766                12.02               27,908
          Band 43                                                              3,549.532                11.97               42,488
          Band 44                                                              5,931.674                10.85               64,359
                                                                         ---------------                           ---------------
                                                                          24,115,402.424                           $   487,752,147
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Oppenheimer Main Street (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              33,660.947      $         13.24      $       445,671
          Band 7                                                               1,998.040                13.23               26,434
          Band 10                                                              7,015.528                13.16               92,324
          Band 12                                                             32,726.171                13.13              429,695
          Band 14                                                              3,946.278                10.74               42,383
          Band 17                                                              6,279.946                10.73               67,384
          Band 20                                                            133,111.960                13.10            1,743,767
                                                                         ---------------                           ---------------
                                                                             218,738.870                           $     2,847,658
                                                                         ===============                           ===============

      ING PIMCO Core Bond (Service Class)
      Contracts in accumulation period:
          Band 1                                                               2,752.704      $         14.44      $        39,749
          Band 2                                                              78,685.459                14.14            1,112,612
          Band 3                                                               3,988.061                13.64               54,397
          Band 4                                                             229,158.613                13.78            3,157,806
          Band 5                                                             394,419.187                13.71            5,407,487
          Band 6                                                           5,830,658.505                13.57           79,122,036
          Band 7                                                           6,452,866.900                13.50           87,113,703
          Band 8                                                           1,773,850.999                13.36           23,698,649
          Band 9                                                             773,577.529                13.29           10,280,845
          Band 10                                                          3,434,154.820                13.22           45,399,527
          Band 11                                                          4,363,495.755                13.15           57,379,969
          Band 12                                                          1,753,710.089                13.08           22,938,528
          Band 13                                                          4,229,657.077                13.02           55,070,135
          Band 14                                                          5,935,424.977                12.88           76,448,274
          Band 15                                                            201,998.447                12.82            2,589,620
          Band 16                                                            164,761.507                12.68            2,089,176
          Band 17                                                          1,661,001.664                12.62           20,961,841
          Band 18                                                            320,812.307                12.55            4,026,194
          Band 19                                                            440,349.986                12.42            5,469,147
          Band 20                                                          2,114,844.747                12.95           27,387,239
          Band 21                                                            788,210.172                12.75           10,049,680
          Band 25                                                            101,282.087                14.29            1,447,321
          Band 26                                                            528,207.699                14.21            7,505,831
          Band 27                                                            259,796.822                13.78            3,580,000
          Band 28                                                             86,540.598                13.57            1,174,356
          Band 29                                                            819,743.759                13.50           11,066,541
          Band 30                                                            510,333.316                13.08            6,675,160
          Band 31                                                            162,627.263                12.88            2,094,639
          Band 32                                                            162,752.903                12.50            2,034,411
          Band 33                                                            103,463.317                12.24            1,266,391

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING PIMCO Core Bond (Service Class) (continued)
          Band 34                                                            142,530.546      $         12.05      $     1,717,493
          Band 35                                                             15,494.303                14.51              224,822
          Band 36                                                              2,692.912                14.22               38,293
          Band 38                                                             10,565.752                10.67              112,737
          Band 39                                                              5,050.612                10.64               53,739
          Band 41                                                             89,883.158                10.58              950,964
          Band 42                                                             77,025.378                10.55              812,618
          Band 43                                                             77,295.935                10.53              813,926
          Band 44                                                             22,624.772                10.30              233,035
          Band 45                                                              7,950.382                10.26               81,571
                                                                         ---------------                           ---------------
                                                                          44,134,241.019                           $   581,680,462
                                                                         ===============                           ===============

      ING PIMCO Core Bond (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             569,880.274      $         10.92      $     6,223,093
          Band 7                                                              53,865.423                10.91              587,672
          Band 8                                                               1,940.775                10.88               21,116
          Band 10                                                            276,746.571                10.86            3,005,468
          Band 11                                                             14,906.176                10.85              161,732
          Band 12                                                            384,279.625                10.83            4,161,748
          Band 14                                                             39,406.858                10.05              396,039
          Band 17                                                            208,861.019                10.03            2,094,876
          Band 20                                                          1,036,663.625                10.81           11,206,334
                                                                         ---------------                           ---------------
                                                                           2,586,550.346                           $    27,858,078
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING PIMCO High Yield
      Contracts in accumulation period:
          Band 1                                                               3,696.960      $         11.13      $        41,147
          Band 2                                                              90,269.713                10.85              979,426
          Band 4                                                             422,446.668                10.83            4,575,097
          Band 5                                                             447,708.782                10.83            4,848,686
          Band 6                                                           9,302,190.343                10.82          100,649,700
          Band 7                                                           8,211,680.026                10.82           88,850,378
          Band 8                                                           3,547,229.656                10.81           38,345,553
          Band 9                                                           1,090,508.630                10.81           11,788,398
          Band 10                                                          4,403,121.051                10.80           47,553,707
          Band 11                                                          6,965,130.715                10.80           75,223,412
          Band 12                                                          2,230,183.761                10.79           24,063,683
          Band 13                                                          5,909,999.843                10.79           63,768,898
          Band 14                                                          7,944,194.521                10.78           85,638,417
          Band 15                                                            103,712.793                10.78            1,118,024
          Band 16                                                            427,910.202                10.77            4,608,593
          Band 17                                                          2,372,831.024                10.77           25,555,390
          Band 18                                                            155,168.905                10.77            1,671,169
          Band 19                                                            666,932.724                10.76            7,176,196
          Band 20                                                          3,220,096.198                10.79           34,744,838
          Band 21                                                            671,365.884                10.77            7,230,611
          Band 24                                                                223.532                10.89                2,434
          Band 25                                                            154,395.016                10.86            1,676,730
          Band 26                                                            447,490.444                10.85            4,855,271
          Band 27                                                            163,242.560                10.83            1,767,917
          Band 28                                                            111,505.907                10.82            1,206,494
          Band 29                                                            532,760.639                10.82            5,764,470
          Band 30                                                            259,725.575                10.79            2,802,439
          Band 31                                                            178,381.608                10.78            1,922,954
          Band 32                                                            158,073.570                10.76            1,700,872
          Band 33                                                            159,785.226                10.75            1,717,691
          Band 34                                                            102,143.900                10.74            1,097,025
          Band 41                                                             66,327.511                10.80              716,337
          Band 42                                                             31,136.030                10.78              335,646
          Band 43                                                             67,084.942                10.77              722,505
          Band 44                                                             10,938.253                10.74              117,477
          Band 45                                                             15,820.699                10.73              169,756
                                                                         ---------------                           ---------------
                                                                          60,645,413.811                           $   655,007,341
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Salomon Brothers All Cap (Service Class)
      Contracts in accumulation period:
          Band 2                                                              47,972.883      $         12.70      $       609,256
          Band 3                                                               6,172.596                12.48               77,034
          Band 4                                                             144,471.113                12.54            1,811,668
          Band 5                                                             394,990.586                12.51            4,941,332
          Band 6                                                           3,895,346.852                12.45           48,497,068
          Band 7                                                           5,563,149.625                12.42           69,094,318
          Band 8                                                           1,364,781.045                12.35           16,855,046
          Band 9                                                             741,657.738                12.32            9,137,223
          Band 10                                                          2,410,480.146                12.29           29,624,801
          Band 11                                                          3,445,695.326                12.26           42,244,225
          Band 12                                                          1,658,941.764                12.23           20,288,858
          Band 13                                                          3,539,088.857                12.20           43,176,884
          Band 14                                                          6,878,510.153                12.14           83,505,113
          Band 15                                                             44,414.518                12.11              537,860
          Band 16                                                            164,134.084                12.05            1,977,816
          Band 17                                                          1,677,608.944                12.02           20,164,860
          Band 18                                                            219,486.426                11.99            2,631,642
          Band 19                                                            504,547.787                11.93            6,019,255
          Band 20                                                          1,463,875.432                12.17           17,815,364
          Band 21                                                            404,311.421                12.08            4,884,082
          Band 25                                                             80,648.526                12.76            1,029,075
          Band 26                                                             15,852.831                11.93              189,124
          Band 27                                                              7,323.566                11.88               87,004
          Band 28                                                             10,193.979                11.86              120,901
          Band 29                                                             48,754.748                11.85              577,744
          Band 30                                                             40,416.750                11.80              476,918
          Band 31                                                             27,583.867                11.77              324,662
          Band 32                                                              5,141.477                11.73               60,310
          Band 33                                                              8,738.354                11.70              102,239
          Band 34                                                             17,471.041                11.67              203,887
          Band 41                                                              3,190.141                11.80               37,644
          Band 42                                                                540.429                11.77                6,361
          Band 43                                                             15,650.759                11.74              183,740
          Band 44                                                              1,804.995                10.52               18,989
                                                                         ---------------                           ---------------
                                                                          34,852,948.759                           $   427,312,303
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Salomon Brothers All Cap (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             223,386.182      $         13.84      $     3,091,665
          Band 7                                                               3,430.878                13.82               47,415
          Band 10                                                            130,299.907                13.76            1,792,927
          Band 11                                                              3,130.863                13.74               43,018
          Band 12                                                            113,974.621                13.73            1,564,872
          Band 14                                                             19,300.022                10.32              199,176
          Band 17                                                            135,761.260                10.30            1,398,341
          Band 20                                                            485,307.261                13.69            6,643,856
                                                                         ---------------                           ---------------
                                                                           1,114,590.994                           $    14,781,270
                                                                         ===============                           ===============

      ING Salomon Brothers Investors (Service Class)
      Contracts in accumulation period:
          Band 2                                                               4,923.195      $         11.55      $        56,863
          Band 3                                                               1,821.903                11.35               20,679
          Band 4                                                              31,348.568                11.41              357,687
          Band 5                                                             213,214.506                11.38            2,426,381
          Band 6                                                           1,503,567.671                11.32           17,020,386
          Band 7                                                           2,108,369.906                11.29           23,803,496
          Band 8                                                             477,224.689                11.24            5,364,006
          Band 9                                                             257,973.815                11.21            2,891,886
          Band 10                                                          1,173,058.522                11.18           13,114,794
          Band 11                                                          1,321,267.358                11.15           14,732,131
          Band 12                                                            617,041.434                11.12            6,861,501
          Band 13                                                          1,181,535.578                11.10           13,115,045
          Band 14                                                          2,359,109.085                11.04           26,044,564
          Band 15                                                             19,799.760                11.01              217,995
          Band 16                                                             29,522.670                10.96              323,568
          Band 17                                                            614,931.218                10.93            6,721,198
          Band 18                                                             43,667.006                10.90              475,970
          Band 19                                                            212,623.491                10.85            2,306,965
          Band 20                                                            555,558.895                11.07            6,150,037
          Band 21                                                            202,420.093                10.99            2,224,597
          Band 25                                                             38,694.418                11.61              449,242
          Band 26                                                              4,991.000                12.11               60,441
          Band 27                                                              1,166.814                12.07               14,083
          Band 28                                                                551.299                12.04                6,638
          Band 29                                                             12,676.195                12.03              152,495
          Band 30                                                              7,288.216                11.98               87,313
          Band 31                                                             16,004.251                11.96              191,411
          Band 32                                                              1,329.926                11.91               15,839
          Band 34                                                              5,115.248                11.85               60,616
          Band 41                                                              1,464.915                11.98               17,550
          Band 42                                                                550.592                11.95                6,580
          Band 43                                                              4,338.933                11.93               51,763
                                                                         ---------------                           ---------------
                                                                          13,023,151.170                           $   145,343,720
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Salomon Brothers Investors (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              29,802.192      $         13.65      $       406,800
          Band 7                                                                 668.785                13.63                9,116
          Band 10                                                             33,815.864                13.57              458,881
          Band 12                                                             10,334.696                13.54              139,932
          Band 14                                                              3,057.188                10.48               32,039
          Band 17                                                              6,172.518                10.46               64,565
          Band 20                                                             59,902.490                13.50              808,684
                                                                         ---------------                           ---------------
                                                                             143,753.733                           $     1,920,017
                                                                         ===============                           ===============

      ING T. Rowe Price Capital Appreciation (Service Class)
      Contracts in accumulation period:
          Band 1                                                              25,503.604      $         43.65      $     1,113,232
          Band 2                                                             811,912.749                42.27           34,319,552
          Band 3                                                              17,430.406                39.95              696,345
          Band 4                                                             325,317.843                40.66           13,227,424
          Band 5                                                             336,586.967                40.28           13,557,723
          Band 6                                                           6,834,476.560                39.69          271,260,375
          Band 7                                                           7,138,949.132                39.32          280,703,480
          Band 8                                                           3,381,218.264                38.74          130,988,396
          Band 9                                                             678,513.579                38.38           26,041,351
          Band 10                                                          3,119,934.242                38.07          118,775,897
          Band 11                                                          5,525,148.835                37.76          208,629,620
          Band 12                                                          2,090,601.188                37.46           78,313,921
          Band 13                                                          5,095,640.266                37.15          189,303,036
          Band 14                                                          6,613,564.237                36.56          241,791,909
          Band 15                                                             30,849.656                36.26            1,118,609
          Band 16                                                            204,649.451                35.68            7,301,892
          Band 17                                                          2,380,506.154                35.39           84,246,113
          Band 18                                                            283,301.858                35.10            9,943,895
          Band 19                                                            535,814.930                34.53           18,501,690
          Band 20                                                          3,088,702.899                36.86          113,849,589
          Band 21                                                            529,273.332                35.97           19,037,962
          Band 25                                                            102,081.047                42.96            4,385,402
                                                                         ---------------                           ---------------
                                                                          49,149,977.199                           $ 1,867,107,413
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING T. Rowe Price Capital Appreciation (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             715,018.198      $         14.16      $    10,124,658
          Band 7                                                               7,295.223                14.14              103,154
          Band 10                                                            331,091.283                14.08            4,661,765
          Band 11                                                             22,540.241                14.06              316,916
          Band 12                                                            697,270.016                14.05            9,796,644
          Band 14                                                             82,030.788                11.26              923,667
          Band 17                                                            340,180.714                11.24            3,823,631
          Band 20                                                          1,833,168.454                14.01           25,682,690
                                                                         ---------------                           ---------------
                                                                           4,028,594.917                           $    55,433,125
                                                                         ===============                           ===============

      ING T. Rowe Price Equity Income (Service Class)
      Contracts in accumulation period:
          Band 1                                                              93,829.003      $         31.45      $     2,950,922
          Band 2                                                           1,497,910.650                30.45           45,611,379
          Band 3                                                              21,716.434                28.78              624,999
          Band 4                                                             190,159.313                29.29            5,569,766
          Band 5                                                             234,787.678                29.02            6,813,538
          Band 6                                                           4,171,850.052                28.60          119,314,912
          Band 7                                                           4,527,798.635                28.33          128,272,535
          Band 8                                                           1,981,687.299                27.91           55,308,892
          Band 9                                                             450,757.957                27.65           12,463,458
          Band 10                                                          2,602,039.511                27.43           71,373,944
          Band 11                                                          3,691,299.011                27.21          100,440,246
          Band 12                                                          1,324,941.172                26.99           35,760,162
          Band 13                                                          2,660,205.962                26.77           71,213,714
          Band 14                                                          5,028,150.106                26.34          132,441,474
          Band 15                                                             22,781.040                26.13              595,269
          Band 16                                                            138,681.488                25.71            3,565,501
          Band 17                                                          1,591,036.754                25.50           40,571,437
          Band 18                                                            133,584.565                25.29            3,378,354
          Band 19                                                            367,821.089                24.88            9,151,389
          Band 20                                                          2,005,505.923                26.55           53,246,182
          Band 21                                                            429,673.203                25.91           11,132,833
          Band 24                                                                875.356                33.00               28,887
          Band 25                                                             72,730.338                30.95            2,251,004
          Band 26                                                             76,762.577                11.22              861,276
          Band 27                                                             11,053.938                11.20              123,804
          Band 28                                                             16,134.940                11.19              180,550
          Band 29                                                             64,239.294                11.18              718,195
          Band 30                                                             44,116.749                11.16              492,343
          Band 31                                                             11,531.870                11.15              128,580

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING T. Rowe Price Equity Income (Service Class)
      (continued)
          Band 32                                                             11,489.854      $         11.13      $       127,882
          Band 33                                                              3,094.456                11.11               34,379
          Band 34                                                              8,156.689                11.10               90,539
          Band 41                                                             33,702.380                11.16              376,119
          Band 42                                                             32,894.697                11.15              366,776
          Band 43                                                             28,238.967                11.13              314,300
          Band 44                                                              1,674.803                11.11               18,607
          Band 45                                                             39,007.845                11.01              429,476
                                                                         ---------------                           ---------------
                                                                          33,621,921.598                           $   916,343,623
                                                                         ===============                           ===============

      ING T. Rowe Price Equity Income (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             366,857.165      $         13.70      $     5,025,943
          Band 7                                                               1,598.637                13.68               21,869
          Band 8                                                                 566.972                13.65                7,739
          Band 10                                                            178,103.531                13.62            2,425,770
          Band 11                                                             35,221.365                13.60              479,011
          Band 12                                                            223,333.034                13.59            3,035,096
          Band 14                                                             19,511.882                11.14              217,362
          Band 17                                                            143,422.903                11.12            1,594,863
          Band 20                                                            759,172.681                13.55           10,286,790
                                                                         ---------------                           ---------------
                                                                           1,727,788.170                           $    23,094,443
                                                                         ===============                           ===============

      ING UBS U.S. Balanced (Service Class)
      Contracts in accumulation period:
          Band 2                                                              45,748.874      $          9.40      $       430,039
          Band 4                                                              38,520.359                 9.30              358,239
          Band 5                                                              78,578.965                 9.28              729,213
          Band 6                                                           1,323,901.468                 9.24           12,232,850
          Band 7                                                           1,728,684.890                 9.22           15,938,475
          Band 8                                                             278,102.345                 9.18            2,552,980
          Band 9                                                             234,437.507                 9.16            2,147,448
          Band 10                                                            837,291.806                 9.14            7,652,847
          Band 11                                                          1,035,706.196                 9.12            9,445,640

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING UBS U.S. Balanced (Service Class) (continued)
           Band 12                                                           577,561.954                 9.11            5,261,589
           Band 13                                                         1,156,727.031                 9.09           10,514,649
           Band 14                                                         2,040,064.775                 9.05           18,462,586
           Band 15                                                             8,941.897                 9.03               80,745
           Band 16                                                            60,386.725                 8.99              542,877
           Band 17                                                           559,952.092                 8.97            5,022,770
           Band 18                                                            36,421.107                 8.95              325,969
           Band 19                                                           142,465.519                 8.91            1,269,368
           Band 20                                                           745,308.111                 9.07            6,759,945
           Band 21                                                           124,628.842                 9.01            1,122,906
           Band 24                                                             5,631.395                 9.61               54,118
           Band 25                                                            18,275.762                 9.44              172,523
           Band 26                                                             7,704.709                10.96               84,444
           Band 27                                                            11,863.969                10.94              129,792
           Band 28                                                             2,644.509                10.92               28,878
           Band 29                                                            21,892.885                10.92              239,070
           Band 30                                                             4,251.437                10.90               46,341
           Band 31                                                             9,486.547                10.89              103,309
           Band 32                                                             7,653.286                10.87               83,191
           Band 33                                                               326.429                10.85                3,542
           Band 34                                                             5,236.409                10.84               56,763
           Band 41                                                             3,929.056                10.90               42,827
           Band 42                                                                19.519                10.88                  212
           Band 43                                                            18,019.208                10.87              195,869
           Band 44                                                             1,364.656                10.85               14,807
           Band 45                                                             1,105.825                10.78               11,921
                                                                         ---------------                           ---------------
                                                                          11,172,836.064                           $   102,118,742
                                                                         ===============                           ===============

      ING UBS U.S. Balanced (Advisor Class)
      Contracts in accumulation period:
           Band 6                                                             51,145.701      $         12.42      $       635,230
           Band 8                                                             16,560.447                12.39              205,184
           Band 10                                                            16,903.623                12.37              209,098
           Band 11                                                            11,929.886                12.36              147,453
           Band 12                                                            13,509.966                12.35              166,848
           Band 17                                                            63,725.365                10.73              683,773
           Band 20                                                            93,810.105                12.33            1,156,679
                                                                         ---------------                           ---------------
                                                                             267,585.093                           $     3,204,265
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Van Kampen Equity Growth (Service Class)
      Contracts in accumulation period:
          Band 2                                                              19,197.681      $         10.20      $       195,816
          Band 3                                                               3,321.294                10.11               33,578
          Band 4                                                               5,015.829                10.13               50,810
          Band 5                                                              19,695.956                10.12              199,323
          Band 6                                                             474,118.162                10.09            4,783,852
          Band 7                                                             668,027.478                10.08            6,733,717
          Band 8                                                             126,021.590                10.05            1,266,517
          Band 9                                                              50,841.716                10.04              510,451
          Band 10                                                            299,251.606                10.02            2,998,501
          Band 11                                                            292,549.536                10.01            2,928,421
          Band 12                                                            248,781.371                10.00            2,487,814
          Band 13                                                            474,239.660                 9.98            4,732,912
          Band 14                                                            670,046.428                 9.96            6,673,662
          Band 15                                                              4,438.719                 9.94               44,121
          Band 16                                                              6,372.654                 9.92               63,217
          Band 17                                                            261,717.327                 9.90            2,591,002
          Band 18                                                             10,763.038                 9.89              106,446
          Band 19                                                             58,045.128                 9.86              572,325
          Band 20                                                            250,344.148                 9.97            2,495,931
          Band 21                                                             85,202.394                 9.93              846,060
          Band 25                                                              2,011.150                10.23               20,574
                                                                         ---------------                           ---------------
                                                                           4,030,002.865                           $    40,335,050
                                                                         ===============                           ===============

      ING Van Kampen Equity Growth (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             128,400.413      $         12.40      $     1,592,165
          Band 8                                                                 419.761                12.36                5,188
          Band 10                                                             87,238.527                12.33            1,075,651
          Band 11                                                              8,056.697                12.31               99,178
          Band 12                                                             74,795.064                12.30              919,979
          Band 14                                                              8,018.570                10.57               84,756
          Band 17                                                             68,583.100                10.55              723,552
          Band 20                                                            432,905.545                12.27            5,311,751
                                                                         ---------------                           ---------------
                                                                             808,417.677                           $     9,812,220
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Van Kampen Global Franchise (Service Class)
      Contracts in accumulation period:
          Band 1                                                               8,066.850      $         12.43      $       100,271
          Band 2                                                               2,613.187                12.37               32,325
          Band 4                                                              13,347.217                12.28              163,904
          Band 5                                                              50,810.519                12.27              623,445
          Band 6                                                           1,394,308.741                12.23           17,052,396
          Band 7                                                           1,290,721.321                12.22           15,772,615
          Band 8                                                             244,553.451                12.18            2,978,661
          Band 9                                                              57,922.440                12.17              704,916
          Band 10                                                          1,143,283.610                12.15           13,890,896
          Band 11                                                            601,306.918                12.13            7,293,853
          Band 12                                                            354,307.263                12.12            4,294,204
          Band 13                                                            793,144.719                12.10            9,597,051
          Band 14                                                          1,699,596.810                12.07           20,514,133
          Band 15                                                             14,300.002                12.05              172,315
          Band 16                                                             31,251.546                12.02              375,644
          Band 17                                                            789,276.872                12.00            9,471,322
          Band 18                                                             19,858.776                11.99              238,107
          Band 19                                                            187,729.674                11.95            2,243,370
          Band 20                                                            825,111.966                12.08            9,967,353
          Band 21                                                            133,601.934                12.04            1,608,567
          Band 25                                                             10,370.767                12.40              128,598
                                                                         ---------------                           ---------------
                                                                           9,665,484.583                           $   117,223,946
                                                                         ===============                           ===============

      ING Van Kampen Global Franchise (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             594,710.981      $         13.11      $     7,796,661
          Band 7                                                               4,897.461                13.10               64,157
          Band 8                                                                 479.644                13.07                6,269
          Band 10                                                            380,490.998                13.04            4,961,603
          Band 11                                                             20,824.501                13.02              271,135
          Band 12                                                            286,451.015                13.01            3,726,728
          Band 14                                                             37,282.335                10.90              406,377
          Band 17                                                            316,736.016                10.89            3,449,255
          Band 20                                                          1,475,631.918                12.98           19,153,702
                                                                         ---------------                           ---------------
                                                                           3,117,504.869                           $    39,835,887
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Van Kampen Growth and Income (Service Class)
      Contracts in accumulation period:
          Band 1                                                               8,842.831      $         27.59      $       243,974
          Band 2                                                             813,881.185                26.97           21,950,376
          Band 3                                                              34,617.282                25.92              897,280
          Band 4                                                             509,150.823                26.25           13,365,209
          Band 5                                                             215,679.210                26.07            5,622,757
          Band 6                                                           5,219,472.480                25.81          134,714,585
          Band 7                                                           2,712,774.382                25.63           69,528,407
          Band 8                                                           5,419,464.744                25.38          137,546,015
          Band 9                                                             444,724.179                25.19           11,202,602
          Band 10                                                          1,423,861.580                25.05           35,667,733
          Band 11                                                          5,937,187.120                24.91          147,895,331
          Band 12                                                            841,483.478                24.77           20,843,546
          Band 13                                                          1,987,887.973                24.63           48,961,681
          Band 14                                                          2,982,065.703                24.35           72,613,300
          Band 15                                                              3,750.493                24.21               90,799
          Band 16                                                             57,509.250                23.93            1,376,196
          Band 17                                                            677,754.749                23.79           16,123,785
          Band 18                                                            100,435.286                23.66            2,376,299
          Band 19                                                            158,215.509                23.39            3,700,661
          Band 20                                                            860,949.659                24.49           21,084,657
          Band 21                                                            238,813.953                24.07            5,748,252
          Band 24                                                                 48.633                28.54                1,388
          Band 25                                                             51,185.569                27.28            1,396,342
                                                                         ---------------                           ---------------
                                                                          30,699,756.071                           $   772,951,175
                                                                         ===============                           ===============

      ING Van Kampen Growth and Income (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             638,065.641      $         13.85      $     8,837,209
          Band 7                                                              12,946.854                13.83              179,055
          Band 8                                                                 601.465                13.80                8,300
          Band 10                                                            291,623.536                13.77            4,015,656
          Band 11                                                             19,302.946                13.75              265,416
          Band 12                                                            470,456.484                13.73            6,459,368
          Band 14                                                             24,890.827                11.03              274,546
          Band 17                                                            380,711.186                11.01            4,191,630
          Band 20                                                          2,124,548.904                13.70           29,106,320
                                                                         ---------------                           ---------------
                                                                           3,963,147.843                           $    53,337,500
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Van Kampen Real Estate (Service Class)
      Contracts in accumulation period:
          Band 1                                                               6,597.207      $         56.92      $       375,513
          Band 2                                                             194,401.831                55.12           10,715,429
          Band 3                                                               2,698.128                52.09              140,545
          Band 4                                                              82,527.354                53.02            4,375,600
          Band 5                                                              78,253.536                52.53            4,110,658
          Band 6                                                           1,651,943.585                51.76           85,504,600
          Band 7                                                           1,772,550.190                51.28           90,896,374
          Band 8                                                             653,475.227                50.53           33,020,103
          Band 9                                                             166,268.341                50.05            8,321,730
          Band 10                                                            672,057.775                49.64           33,360,948
          Band 11                                                          1,054,395.809                49.24           51,918,450
          Band 12                                                            426,279.083                48.85           20,823,733
          Band 13                                                          1,026,074.924                48.45           49,713,330
          Band 14                                                          1,732,132.970                47.67           82,570,779
          Band 15                                                              6,008.430                47.29              284,139
          Band 16                                                             48,100.789                46.53            2,238,130
          Band 17                                                            499,772.495                46.15           23,064,501
          Band 18                                                             38,456.685                45.78            1,760,547
          Band 19                                                            129,932.051                45.04            5,852,140
          Band 20                                                            816,745.418                48.06           39,252,785
          Band 21                                                             87,409.309                46.91            4,100,371
          Band 24                                                                 73.330                59.73                4,380
          Band 25                                                             17,188.178                56.02              962,882
          Band 26                                                             27,719.813                13.95              386,691
          Band 27                                                             23,685.241                13.92              329,699
          Band 28                                                              5,650.085                13.90               78,536
          Band 29                                                            124,977.247                13.90            1,737,184
          Band 30                                                             23,919.415                13.87              331,762
          Band 31                                                             28,435.951                13.86              394,122
          Band 32                                                              4,596.122                13.83               63,564
          Band 33                                                              4,636.947                13.81               64,036
          Band 34                                                              4,436.729                13.80               61,227
          Band 41                                                             13,496.401                13.87              187,195
          Band 42                                                             12,385.108                13.85              171,534
          Band 43                                                             18,664.877                13.84              258,322
          Band 44                                                                876.933                13.81               12,110
          Band 45                                                              2,438.985                13.59               33,146
                                                                         ---------------                           ---------------
                                                                          11,459,262.499                           $   557,476,795
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Van Kampen Real Estate (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             204,711.222      $         17.69      $     3,621,342
          Band 7                                                               5,859.764                17.67              103,542
          Band 8                                                                 103.049                17.62                1,816
          Band 10                                                             93,478.782                17.58            1,643,357
          Band 11                                                              3,333.855                17.56               58,542
          Band 12                                                            106,309.420                17.54            1,864,667
          Band 14                                                             17,421.034                12.62              219,853
          Band 17                                                             84,881.719                12.60            1,069,510
          Band 20                                                            526,770.651                17.50            9,218,486
                                                                         ---------------                           ---------------
                                                                           1,042,869.496                           $    17,801,115
                                                                         ===============                           ===============

      ING American Century Select
      Contracts in accumulation period:
          Band 35                                                             15,691.972      $          9.09      $       142,640
          Band 36                                                              8,509.741                 9.03               76,843
          Band 38                                                              4,707.921                12.11               57,013
          Band 39                                                                198.217                12.07                2,392
          Band 40                                                              1,030.499                12.05               12,418
                                                                         ---------------                           ---------------
                                                                              30,138.350                           $       291,306
                                                                         ===============                           ===============

      ING American Century Small Cap Value
      Contracts in accumulation period:
          Band 35                                                             12,504.868      $         13.14      $       164,314
          Band 36                                                              2,296.730                13.07               30,018
          Band 38                                                             12,365.657                14.21              175,716
          Band 39                                                              1,350.507                14.17               19,137
                                                                         ---------------                           ---------------
                                                                              28,517.762                           $       389,185
                                                                         ===============                           ===============

      ING Baron Small Cap Growth
      Contracts in accumulation period:
          Band 35                                                             38,600.009      $         14.66      $       565,876
          Band 36                                                             11,021.774                14.58              160,697
          Band 37                                                                462.555                14.53                6,721
          Band 38                                                             37,769.472                14.56              549,924
          Band 39                                                             11,139.304                14.52              161,743
          Band 40                                                                229.727                14.49                3,329
                                                                         ---------------                           ---------------
                                                                              99,222.841                           $     1,448,290
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING JPMorgan International
      Contracts in accumulation period:
          Band 2                                                               1,579.135      $         13.97      $        22,061
          Band 4                                                               8,091.082                13.92              112,628
          Band 5                                                               7,778.367                13.91              108,197
          Band 6                                                             627,645.152                13.89            8,717,991
          Band 7                                                             624,723.211                13.88            8,671,158
          Band 8                                                              79,950.401                13.86            1,108,113
          Band 9                                                              57,376.094                13.85              794,659
          Band 10                                                            566,780.299                13.85            7,849,907
          Band 11                                                            346,462.202                13.84            4,795,037
          Band 12                                                             80,472.344                13.83            1,112,933
          Band 13                                                            176,343.864                13.82            2,437,072
          Band 14                                                            694,345.357                13.80            9,581,966
          Band 15                                                             22,388.194                13.79              308,733
          Band 16                                                              8,511.796                13.77              117,207
          Band 17                                                            312,282.507                13.76            4,297,007
          Band 18                                                              2,770.735                13.75               38,098
          Band 19                                                            125,776.002                13.73            1,726,905
          Band 20                                                            599,494.765                13.81            8,279,023
          Band 21                                                             29,415.793                13.78              405,350
          Band 26                                                             62,799.317                13.98              877,934
          Band 27                                                             10,753.311                13.92              149,686
          Band 28                                                              1,421.860                13.89               19,750
          Band 29                                                             34,877.170                13.88              484,095
          Band 30                                                             14,011.351                13.83              193,777
          Band 31                                                             31,466.147                13.80              434,233
          Band 32                                                              5,578.091                13.74               76,643
          Band 33                                                              3,420.560                13.71               46,896
          Band 34                                                             16,222.235                13.68              221,920
          Band 35                                                             31,521.912                12.32              388,350
          Band 36                                                                663.337                12.24                8,119
          Band 38                                                              6,083.033                14.38               87,474
          Band 39                                                              3,033.191                14.34               43,496
          Band 40                                                              2,041.686                14.31               29,217
          Band 41                                                                698.627                13.83                9,662
          Band 42                                                              1,806.555                13.79               24,912
          Band 43                                                             21,025.014                13.76              289,304
          Band 44                                                                505.518                11.53                5,829
                                                                         ---------------                           ---------------
                                                                           4,620,116.215                           $    63,875,342
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING JPMorgan Mid Cap Value
      Contracts in accumulation period:
          Band 4                                                              53,455.232      $         13.08      $       699,194
          Band 7                                                              14,057.421                13.95              196,101
          Band 9                                                              99,261.059                13.89            1,378,736
          Band 10                                                             62,314.334                11.30              704,152
          Band 13                                                             30,467.118                13.82              421,056
          Band 15                                                             95,131.327                13.76            1,309,007
          Band 19                                                             17,666.655                11.25              198,750
          Band 20                                                             65,652.472                11.28              740,560
          Band 21                                                             34,710.555                11.27              391,188
          Band 26                                                            109,090.897                14.14            1,542,545
          Band 27                                                             65,022.689                14.02              911,618
          Band 28                                                             23,125.519                13.97              323,064
          Band 29                                                            234,206.339                13.95            3,267,178
          Band 30                                                            158,115.813                13.83            2,186,742
          Band 31                                                            143,911.830                13.78            1,983,105
          Band 32                                                             72,418.588                13.67              989,962
          Band 33                                                             44,169.811                13.60              600,709
          Band 34                                                             59,267.338                13.54              802,480
          Band 35                                                             19,960.429                14.21              283,638
          Band 36                                                              1,395.938                14.14               19,739
          Band 38                                                             12,422.468                13.66              169,691
          Band 39                                                             11,366.714                13.62              154,815
          Band 41                                                             31,491.735                13.00              409,393
          Band 42                                                             25,836.989                12.96              334,847
          Band 43                                                             70,198.626                12.93              907,668
          Band 44                                                             12,375.780                11.34              140,341
          Band 45                                                              7,479.591                11.30               84,519
                                                                         ---------------                           ---------------
                                                                           1,574,573.267                           $    21,150,798
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING MFS(R) Capital Opportunities (Initial Class)
      Contracts in accumulation period:
          Band 4                                                               5,535.514      $         11.96      $        66,205
          Band 7                                                                   8.700                 8.61                   75
          Band 9                                                              44,203.652                 8.56              378,383
          Band 10                                                              5,672.887                10.78               61,154
          Band 13                                                             18,318.180                 8.50              155,705
          Band 15                                                             30,676.623                 8.46              259,524
          Band 21                                                                101.292                10.75                1,089
          Band 26                                                             38,704.352                 8.76              339,050
          Band 27                                                             46,258.439                 8.67              401,061
          Band 28                                                             16,935.182                 8.62              145,981
          Band 29                                                             80,028.355                 8.61              689,044
          Band 30                                                             41,692.969                 8.52              355,224
          Band 31                                                             52,655.702                 8.47              445,994
          Band 32                                                             42,578.713                 8.38              356,810
          Band 33                                                             10,673.628                 8.33               88,911
          Band 34                                                             14,232.749                 8.28              117,847
          Band 41                                                              3,175.156                11.88               37,721
          Band 43                                                              3,315.774                11.82               39,192
                                                                         ---------------                           ---------------
                                                                             454,767.867                           $     3,938,970
                                                                         ===============                           ===============

      ING MFS(R) Capital Opportunities (Service Class)
      Contracts in accumulation period:
          Band 35                                                             31,110.428      $          9.71      $       302,082
          Band 38                                                             10,059.595                12.59              126,650
          Band 39                                                              1,212.888                12.55               15,222
                                                                         ---------------                           ---------------
                                                                              42,382.911                           $       443,954
                                                                         ===============                           ===============

      ING OpCap Balanced Value
      Contracts in accumulation period:
          Band 35                                                             37,830.838      $         11.04      $       417,652
          Band 36                                                              4,879.684                10.97               53,530
          Band 38                                                             36,998.610                12.32              455,823
          Band 39                                                              7,466.301                12.29               91,761
          Band 40                                                              1,020.013                12.26               12,505
                                                                         ---------------                           ---------------
                                                                              88,195.446                           $     1,031,271
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Oppenheimer Global
      Contracts in accumulation period:
          Band 4                                                               4,634.728      $         12.91      $        59,834
          Band 7                                                               7,076.703                12.23               86,548
          Band 9                                                              25,496.577                12.18              310,548
          Band 10                                                              4,786.949                10.93               52,321
          Band 13                                                              1,285.604                12.12               15,582
          Band 15                                                              4,805.990                12.07               58,008
          Band 19                                                                959.460                10.88               10,439
          Band 20                                                                750.096                10.91                8,184
          Band 21                                                              1,231.073                10.90               13,419
          Band 26                                                             46,217.362                12.40              573,095
          Band 27                                                              8,346.273                12.30              102,659
          Band 28                                                              3,413.131                12.25               41,811
          Band 29                                                             39,415.816                12.23              482,055
          Band 30                                                             20,840.680                12.13              252,797
          Band 31                                                             19,567.881                12.09              236,576
          Band 32                                                             15,350.328                11.99              184,050
          Band 33                                                             11,637.101                11.93              138,831
          Band 34                                                              8,269.822                11.88               98,245
          Band 35                                                             11,616.566                12.47              144,859
          Band 36                                                                397.527                12.40                4,929
          Band 38                                                              2,675.792                13.54               36,230
          Band 39                                                              2,348.035                13.51               31,722
          Band 41                                                              5,092.969                12.82               65,292
          Band 42                                                              1,071.554                12.79               13,705
          Band 43                                                              1,983.272                12.76               25,307
          Band 45                                                              1,199.304                11.14               13,360
                                                                         ---------------                           ---------------
                                                                             250,470.593                           $     3,060,406
                                                                         ===============                           ===============

      ING PIMCO Total Return
      Contracts in accumulation period:
          Band 35                                                            102,583.093      $         11.50      $     1,179,706
          Band 36                                                              2,727.455                11.44               31,202
          Band 37                                                              1,150.738                11.39               13,107
          Band 38                                                             48,780.383                10.56              515,121
          Band 39                                                             33,199.747                10.53              349,593
          Band 40                                                              2,622.643                10.51               27,564
                                                                         ---------------                           ---------------
                                                                             191,064.059                           $     2,116,293
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Salomon Brothers Aggressive Growth
      Contracts in accumulation period:
          Band 2                                                               4,860.117      $         11.73      $        57,009
          Band 4                                                              17,503.207                11.69              204,612
          Band 5                                                              11,055.867                11.69              129,243
          Band 6                                                           1,125,953.782                11.67           13,139,881
          Band 7                                                           1,399,560.679                11.66           16,318,878
          Band 8                                                              43,425.688                11.65              505,909
          Band 9                                                              57,727.702                11.64              671,950
          Band 10                                                          1,121,330.760                11.63           13,041,077
          Band 11                                                            593,955.767                11.62            6,901,766
          Band 12                                                            137,698.189                11.61            1,598,676
          Band 13                                                            414,445.098                11.61            4,811,708
          Band 14                                                          1,917,275.484                11.59           22,221,223
          Band 15                                                             53,907.909                11.58              624,254
          Band 16                                                             36,723.727                11.57              424,894
          Band 17                                                            960,023.938                11.56           11,097,877
          Band 18                                                              9,694.416                11.55              111,970
          Band 19                                                            117,909.631                11.54            1,360,677
          Band 20                                                          1,402,386.520                11.60           16,267,684
          Band 21                                                             44,213.100                11.58              511,988
          Band 26                                                             74,276.250                11.74              872,003
          Band 27                                                              5,666.899                11.69               66,246
          Band 28                                                              1,074.063                11.67               12,534
          Band 29                                                             31,530.668                11.66              367,648
          Band 30                                                             31,538.460                11.61              366,162
          Band 31                                                             30,056.570                11.59              348,356
          Band 32                                                             16,446.420                11.54              189,792
          Band 33                                                             10,422.309                11.51              119,961
          Band 34                                                             22,058.320                11.49              253,450
          Band 41                                                             10,577.270                11.62              122,908
          Band 42                                                              5,895.119                11.58               68,265
          Band 43                                                             14,647.820                11.56              169,329
          Band 44                                                              8,349.684                10.56               88,173
          Band 45                                                                491.692                10.37                5,099
                                                                         ---------------                           ---------------
                                                                           9,732,683.125                           $   113,051,202
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Salomon Brothers Fundamental Value
      Contracts in accumulation period:
          Band 35                                                             40,561.378      $         11.14      $       451,854
          Band 36                                                                 12.641                11.07                  140
          Band 38                                                             25,625.062                12.72              325,951
          Band 39                                                              1,001.212                12.69               12,705
          Band 40                                                              1,450.233                12.66               18,360
                                                                         ---------------                           ---------------
                                                                              68,650.526                           $       809,010
                                                                         ===============                           ===============

      ING Salomon Brothers Investors Value
      Contracts in accumulation period:
          Band 35                                                             36,067.533      $         10.84      $       390,972
          Band 37                                                              1,105.821                10.72               11,854
          Band 38                                                             12,502.546                12.66              158,282
          Band 39                                                              4,665.215                12.62               58,875
          Band 40                                                              2,478.303                12.60               31,227
                                                                         ---------------                           ---------------
                                                                              56,819.418                           $       651,210
                                                                         ===============                           ===============

      ING T. Rowe Price Diversified Mid Cap Growth
      Contracts in accumulation period:
          Band 35                                                             27,167.826      $         10.61      $       288,251
          Band 38                                                             17,516.550                12.94              226,664
          Band 39                                                                882.989                12.90               11,391
          Band 40                                                                217.001                12.87                2,793
                                                                         ---------------                           ---------------
                                                                              45,784.366                           $       529,099
                                                                         ===============                           ===============

      ING T. Rowe Price Growth Equity
      Contracts in accumulation period:
          Band 35                                                            166,665.001      $         10.62      $     1,769,982
          Band 36                                                             23,973.312                10.55              252,918
          Band 37                                                              1,607.126                10.51               16,891
          Band 38                                                             43,509.309                12.51              544,301
          Band 39                                                             26,407.184                12.47              329,298
          Band 40                                                              5,495.027                12.44               68,358
                                                                         ---------------                           ---------------
                                                                             267,656.959                           $     2,981,748
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING UBS U.S. Large Cap Equity
      Contracts in accumulation period:
          Band 4                                                              11,138.691      $         11.18      $       124,531
          Band 7                                                               9,490.072                11.17              106,004
          Band 9                                                                 560.705                11.16                6,257
          Band 10                                                              4,249.331                11.15               47,380
          Band 21                                                                468.415                11.13                5,213
          Band 26                                                              4,949.106                11.21               55,479
          Band 27                                                              3,161.196                11.18               35,342
          Band 28                                                                227.496                11.17                2,541
          Band 29                                                              3,804.190                11.17               42,493
          Band 31                                                              2,963.697                11.13               32,986
          Band 32                                                              1,085.238                11.11               12,057
          Band 35                                                              9,007.277                10.33               93,045
          Band 37                                                              2,041.880                10.22               20,868
          Band 38                                                              2,606.798                12.76               33,263
          Band 40                                                                730.531                12.70                9,278
          Band 41                                                                460.854                11.15                5,139
          Band 43                                                              3,812.266                11.12               42,392
                                                                         ---------------                           ---------------
                                                                              60,757.743                           $       674,268
                                                                         ===============                           ===============

      ING Van Kampen Comstock
      Contracts in accumulation period:
          Band 4                                                              44,171.965      $         12.80      $       565,401
          Band 6                                                           1,348,176.487                12.21           16,461,235
          Band 7                                                              33,981.904                12.20              414,579
          Band 9                                                              99,101.305                12.15            1,204,081
          Band 10                                                            668,782.385                12.13            8,112,330
          Band 11                                                             17,898.950                12.12              216,935
          Band 12                                                            579,935.916                12.10            7,017,225
          Band 13                                                             28,576.239                12.08              345,201
          Band 14                                                             85,638.295                11.22              960,862
          Band 15                                                             79,746.732                12.03              959,353
          Band 17                                                            523,752.456                11.20            5,866,028
          Band 19                                                              7,564.124                11.02               83,357
          Band 20                                                          3,524,219.939                12.07           42,537,335
          Band 21                                                             26,220.964                11.04              289,479
          Band 26                                                            150,756.938                12.36            1,863,356
          Band 27                                                            112,674.403                12.26            1,381,388
          Band 28                                                             22,480.176                12.21              274,483
          Band 29                                                            280,729.965                12.20            3,424,906
          Band 30                                                            138,645.237                12.10            1,677,607
          Band 31                                                             91,678.968                12.05            1,104,732

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Van Kampen Comstock (continued)
          Band 32                                                             74,072.813      $         11.96      $       885,911
          Band 33                                                             26,551.456                11.89              315,697
          Band 34                                                            114,176.939                11.84            1,351,855
          Band 35                                                            142,627.676                12.43            1,772,862
          Band 36                                                              9,515.124                12.36              117,607
          Band 37                                                              1,636.777                12.31               20,149
          Band 38                                                            159,722.450                13.39            2,138,684
          Band 39                                                             61,836.916                13.35              825,523
          Band 40                                                              1,652.040                13.32               22,005
          Band 41                                                             14,942.883                12.71              189,924
          Band 42                                                             15,835.666                12.68              200,796
          Band 43                                                             45,300.331                12.65              573,049
          Band 44                                                              7,501.292                11.21               84,089
          Band 45                                                              3,431.338                11.10               38,088
                                                                         ---------------                           ---------------
                                                                           8,543,537.049                           $   103,296,112
                                                                         ===============                           ===============

      ING Van Kampen Equity and Income
      Contracts in accumulation period:
          Band 35                                                             10,731.098      $         10.43      $       111,925
          Band 36                                                              3,975.601                10.37               41,227
          Band 38                                                              7,448.505                12.57               93,628
          Band 40                                                                704.933                12.51                8,819
                                                                         ---------------                           ---------------
                                                                              22,860.137                           $       255,599
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET U.S. Core Portfolio - Series 1
      Contracts in accumulation period:
          Band 6                                                             139,338.549      $         10.41      $     1,450,514
          Band 7                                                              24,787.560                10.40              257,791
          Band 9                                                           1,566,885.114                10.37           16,248,599
          Band 10                                                             47,947.588                10.37              497,216
          Band 12                                                             14,596.817                10.35              151,077
          Band 13                                                            490,833.118                10.34            5,075,214
          Band 14                                                             22,476.768                10.32              231,960
          Band 15                                                            511,544.286                10.32            5,279,137
          Band 17                                                             17,022.847                10.29              175,165
          Band 20                                                            100,103.834                10.33            1,034,073
          Band 26                                                          1,387,887.170                10.48           14,545,058
          Band 27                                                            520,167.736                10.43            5,425,349
          Band 28                                                            199,976.715                10.41            2,081,758
          Band 29                                                          4,684,918.141                10.40           48,723,149
          Band 30                                                          1,767,254.383                10.35           18,291,083
          Band 31                                                          1,582,854.445                10.32           16,335,058
          Band 32                                                          1,893,270.780                10.28           19,462,824
          Band 33                                                            615,426.640                10.24            6,301,969
          Band 34                                                            502,072.500                10.22            5,131,181
          Band 35                                                            349,823.937                10.51            3,676,650
          Band 36                                                             29,131.210                10.48              305,295
          Band 38                                                              5,141.452                10.48               53,882
          Band 39                                                             13,757.522                10.45              143,766
                                                                         ---------------                           ---------------
                                                                          16,487,219.112                           $   170,877,768
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET U.S. Core Portfolio - Series 2
      Contracts in accumulation period:
          Band 5                                                               2,695.232      $         10.22      $        27,545
          Band 6                                                             152,423.239                10.21            1,556,241
          Band 9                                                           1,555,670.588                10.18           15,836,727
          Band 10                                                             19,338.972                10.17              196,677
          Band 12                                                              9,875.989                10.16              100,340
          Band 13                                                            466,936.122                10.15            4,739,402
          Band 14                                                             21,669.752                10.14              219,731
          Band 15                                                            235,475.774                10.13            2,385,370
          Band 20                                                              9,809.547                10.15               99,567
          Band 26                                                          1,339,511.744                10.27           13,756,786
          Band 27                                                            311,648.146                10.23            3,188,161
          Band 28                                                            187,629.911                10.21            1,915,701
          Band 29                                                          2,488,811.224                10.20           25,385,874
          Band 30                                                          1,370,016.324                10.16           13,919,366
          Band 31                                                            905,770.951                10.14            9,184,517
          Band 32                                                          1,056,417.761                10.10           10,669,819
          Band 33                                                            627,190.501                10.07            6,315,808
          Band 34                                                            303,733.015                10.05            3,052,517
          Band 35                                                             39,821.231                10.29              409,760
          Band 38                                                             40,770.529                10.26              418,306
                                                                         ---------------                           ---------------
                                                                          11,145,216.552                           $   113,378,215
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET U.S. Core Portfolio - Series 3
      Contracts in accumulation period:
          Band 6                                                             118,356.398      $          9.94      $     1,176,463
          Band 9                                                           1,548,880.392                 9.92           15,364,893
          Band 10                                                             54,672.084                 9.91              541,800
          Band 12                                                             97,754.677                 9.90              967,771
          Band 13                                                            509,720.953                 9.90            5,046,237
          Band 14                                                             18,394.694                 9.89              181,924
          Band 15                                                            161,875.392                 9.88            1,599,329
          Band 20                                                                169.790                 9.89                1,679
          Band 26                                                          1,199,173.767                 9.99           11,979,746
          Band 27                                                            366,458.794                 9.96            3,649,930
          Band 28                                                            153,771.140                 9.94            1,528,485
          Band 29                                                          4,442,262.446                 9.93           44,111,666
          Band 30                                                          1,370,369.465                 9.90           13,566,658
          Band 31                                                          1,215,021.762                 9.89           12,016,565
          Band 32                                                          1,627,301.844                 9.86           16,045,196
          Band 33                                                            335,758.396                 9.83            3,300,505
          Band 34                                                            642,443.906                 9.82            6,308,799
          Band 35                                                              2,688.498                10.01               26,912
          Band 36                                                             12,324.466                 9.99              123,121
          Band 38                                                            148,882.319                 9.98            1,485,846
          Band 39                                                              7,756.827                 9.96               77,258
          Band 40                                                              8,403.827                 9.95               83,618
                                                                         ---------------                           ---------------
                                                                          14,042,441.837                           $   139,184,401
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET U.S. Core Portfolio - Series 4
      Contracts in accumulation period:
          Band 6                                                              41,391.545      $         10.37      $       429,230
          Band 9                                                             774,485.517                10.36            8,023,670
          Band 10                                                            122,780.024                10.35            1,270,773
          Band 12                                                              6,029.233                10.34               62,342
          Band 13                                                            175,256.843                10.34            1,812,156
          Band 15                                                            143,322.558                10.33            1,480,522
          Band 19                                                            199,290.102                10.30            2,052,688
          Band 20                                                             31,860.776                10.33              329,122
          Band 21                                                             60,200.125                10.32              621,265
          Band 26                                                            829,385.954                10.41            8,633,908
          Band 27                                                            272,469.616                10.38            2,828,235
          Band 28                                                            108,402.588                10.37            1,124,135
          Band 29                                                          1,927,672.143                10.37           19,989,960
          Band 30                                                            712,600.651                10.34            7,368,291
          Band 31                                                            398,106.901                10.33            4,112,444
          Band 32                                                            841,617.276                10.31            8,677,074
          Band 33                                                            358,436.959                10.29            3,688,316
          Band 34                                                            161,630.504                10.28            1,661,562
          Band 35                                                              6,842.934                10.43               71,372
          Band 36                                                             38,523.946                10.41              401,034
          Band 38                                                             27,650.029                10.41              287,837
          Band 39                                                             11,605.531                10.39              120,581
          Band 40                                                              4,174.937                10.38               43,336
          Band 44                                                             54,098.552                10.31              557,756
          Band 45                                                             71,910.224                10.30              740,675
                                                                         ---------------                           ---------------
                                                                           7,379,745.468                           $    76,388,284
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET U.S. Core Portfolio - Series 5
      Contracts in accumulation period:
          Band 6                                                              52,759.565      $         10.47      $       552,393
          Band 9                                                             549,654.296                10.46            5,749,384
          Band 10                                                            181,888.475                10.46            1,902,553
          Band 12                                                                346.751                10.45                3,624
          Band 13                                                              1,982.226                10.45               20,714
          Band 15                                                             12,477.540                10.44              130,266
          Band 19                                                            232,888.978                10.42            2,426,703
          Band 20                                                             19,289.997                10.44              201,388
          Band 21                                                             48,697.143                10.44              508,398
          Band 26                                                            403,467.586                10.50            4,236,410
          Band 27                                                             66,556.032                10.48              697,507
          Band 28                                                             35,264.163                10.47              369,216
          Band 29                                                          1,213,976.429                10.47           12,710,333
          Band 30                                                            642,648.220                10.45            6,715,674
          Band 31                                                            182,908.271                10.44            1,909,562
          Band 32                                                             63,565.370                10.42              662,351
          Band 33                                                             66,393.518                10.41              691,157
          Band 34                                                             42,499.447                10.40              441,994
          Band 35                                                             22,796.269                10.51              239,589
          Band 36                                                                106.821                10.50                1,122
          Band 38                                                             29,497.852                10.49              309,432
          Band 39                                                              6,151.685                10.48               64,470
          Band 40                                                             15,158.083                10.47              158,705
          Band 44                                                            180,596.066                10.41            1,880,005
          Band 45                                                             49,123.290                10.40              510,882
                                                                         ---------------                           ---------------
                                                                           4,120,694.073                           $    43,093,832
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET U.S. Core Portfolio - Series 6
      Contracts in accumulation period:
          Band 6                                                               5,776.574      $         10.07      $        58,170
          Band 9                                                             388,096.350                10.07            3,908,130
          Band 10                                                            121,030.594                10.07            1,218,778
          Band 12                                                              1,714.871                10.06               17,252
          Band 13                                                             24,808.389                10.06              249,572
          Band 15                                                             38,289.736                10.06              385,195
          Band 19                                                             90,270.736                10.05              907,221
          Band 20                                                             31,842.921                10.06              320,340
          Band 21                                                             66,246.809                10.05              665,780
          Band 26                                                            841,640.496                10.09            8,492,153
          Band 27                                                            162,926.234                10.08            1,642,296
          Band 28                                                            140,233.588                10.07            1,412,152
          Band 29                                                          1,895,355.252                10.07           19,086,227
          Band 30                                                            739,261.571                10.06            7,436,971
          Band 31                                                            623,967.155                10.06            6,277,110
          Band 32                                                            355,407.449                10.05            3,571,845
          Band 33                                                             54,627.029                10.04              548,455
          Band 34                                                            239,076.272                10.04            2,400,326
          Band 35                                                             19,243.067                10.09              194,163
          Band 36                                                                361.321                10.09                3,646
          Band 38                                                             43,470.206                10.09              438,614
          Band 39                                                             21,453.859                10.08              216,255
          Band 44                                                             21,843.297                10.04              219,307
          Band 45                                                             64,762.529                10.04              650,216
                                                                         ---------------                           ---------------
                                                                           5,991,706.305                           $    60,320,174
                                                                         ===============                           ===============

      ING GET U.S. Core Portfolio - Series 7
      Contracts in accumulation period:
          Band 9                                                               1,111.907      $         10.00      $        11,119
          Band 26                                                              2,697.630                10.00               26,976
          Band 27                                                              9,550.490                10.00               95,505
          Band 29                                                             87,839.934                10.00              878,399
          Band 30                                                             24,034.115                10.00              240,341
          Band 32                                                                339.866                 9.99                3,395
          Band 39                                                              1,267.465                10.00               12,675
                                                                         ---------------                           ---------------
                                                                             126,841.407                           $     1,268,410
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Worldwide Growth
      Contracts in accumulation period:
          Band 2                                                               4,652.117      $          7.29      $        33,914
          Band 4                                                              28,021.189                 7.21              202,033
          Band 5                                                              87,677.880                 7.19              630,404
          Band 6                                                             816,641.566                 7.15            5,838,987
          Band 7                                                           1,331,777.529                 7.14            9,508,892
          Band 8                                                             108,249.116                 7.10              768,569
          Band 9                                                             101,884.261                 7.09              722,359
          Band 10                                                            521,141.612                 7.07            3,684,471
          Band 11                                                            456,264.960                 7.05            3,216,668
          Band 12                                                            504,727.680                 7.04            3,553,283
          Band 13                                                            872,735.232                 7.02            6,126,601
          Band 14                                                          1,512,926.762                 6.99           10,575,358
          Band 15                                                              8,245.427                 6.97               57,471
          Band 16                                                             35,903.286                 6.94              249,169
          Band 17                                                            308,570.147                 6.92            2,135,305
          Band 18                                                             28,663.760                 6.90              197,780
          Band 19                                                            103,986.087                 6.87              714,384
          Band 20                                                            707,361.585                 7.00            4,951,531
          Band 21                                                            133,300.263                 6.95              926,437
          Band 25                                                             22,084.077                 7.33              161,876
          Band 26                                                             31,756.959                 7.31              232,143
          Band 27                                                             27,876.093                 7.20              200,708
          Band 28                                                              3,980.166                 7.15               28,458
          Band 29                                                             54,031.723                 7.14              385,787
          Band 30                                                             39,832.128                 7.04              280,418
          Band 31                                                             37,335.031                 6.99              260,972
          Band 32                                                              9,782.402                 6.89               67,401
          Band 33                                                             43,072.350                 6.82              293,753
          Band 34                                                              3,829.096                 6.78               25,961
          Band 41                                                                 92.301                11.88                1,097
          Band 42                                                                 42.110                11.85                  499
          Band 43                                                              4,085.919                11.83               48,336
          Band 44                                                                201.104                10.82                2,176
                                                                         ---------------                           ---------------
                                                                           7,950,731.918                           $    56,083,201
                                                                         ===============                           ===============

      ING VP Balanced
      Contracts in accumulation period:
          Band 35                                                            104,648.204      $         12.27      $     1,284,033
          Band 37                                                              1,295.517                12.20               15,805
          Band 38                                                            136,377.280                11.93            1,626,981
          Band 39                                                             14,206.673                11.89              168,917
          Band 40                                                              2,054.249                11.87               24,384
                                                                         ---------------                           ---------------
                                                                             258,581.923                           $     3,120,120
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Growth
      Contracts in accumulation period:
          Band 35                                                             22,727.764      $          9.52      $       216,368
          Band 37                                                              6,223.521                 9.42               58,626
          Band 38                                                              6,239.109                12.16               75,868
          Band 40                                                                457.766                12.10                5,539
                                                                         ---------------                           ---------------
                                                                              35,648.160                           $       356,401
                                                                         ===============                           ===============

      ING VP Index Plus LargeCap
      Contracts in accumulation period:
          Band 2                                                               7,786.767      $          9.90      $        77,089
          Band 4                                                              38,094.410                 9.81              373,706
          Band 5                                                              65,255.565                 9.79              638,852
          Band 6                                                           1,371,143.400                 9.76           13,382,360
          Band 7                                                           1,533,276.234                 9.74           14,934,111
          Band 8                                                             199,344.360                 9.71            1,935,634
          Band 9                                                             247,034.304                 9.69            2,393,762
          Band 10                                                          1,211,621.821                 9.67           11,716,383
          Band 11                                                            515,076.524                 9.66            4,975,639
          Band 12                                                            262,573.933                 9.64            2,531,213
          Band 13                                                            578,842.409                 9.62            5,568,464
          Band 14                                                          1,851,279.768                 9.59           17,753,773
          Band 15                                                            133,730.995                 9.57            1,279,806
          Band 16                                                             48,195.239                 9.54              459,783
          Band 17                                                            625,325.256                 9.52            5,953,096
          Band 18                                                             37,817.115                 9.51              359,641
          Band 19                                                            193,073.793                 9.47            1,828,409
          Band 20                                                          1,130,195.541                 9.61           10,861,179
          Band 21                                                            139,303.442                 9.56            1,331,741
          Band 26                                                            387,734.905                 9.92            3,846,330
          Band 27                                                            144,952.480                 9.81            1,421,984
          Band 28                                                             59,862.415                 9.76              584,257
          Band 29                                                            676,883.816                 9.74            6,592,848
          Band 30                                                            224,148.332                 9.64            2,160,790
          Band 31                                                            103,512.469                 9.59              992,685
          Band 32                                                            100,000.760                 9.49              949,007
          Band 33                                                             53,703.324                 9.42              505,885
          Band 34                                                            131,467.175                 9.38            1,233,162
          Band 35                                                            642,836.198                 9.99            6,421,934
          Band 36                                                             31,189.292                 9.92              309,398
          Band 37                                                              7,794.976                 9.86               76,858
          Band 38                                                            168,368.017                12.53            2,109,651
          Band 39                                                             56,191.126                12.50              702,389

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Index Plus LargeCap (continued)
          Band 40                                                              4,710.619      $         12.47      $        58,741
          Band 41                                                             61,886.041                11.91              737,063
          Band 42                                                             22,751.151                11.88              270,284
          Band 43                                                             64,473.647                11.85              764,013
          Band 44                                                              4,021.890                10.80               43,436
          Band 45                                                              3,141.509                10.71               33,646
                                                                         ---------------                           ---------------
                                                                          13,138,601.018                           $   128,169,002
                                                                         ===============                           ===============

      ING VP Index Plus MidCap
      Contracts in accumulation period:
          Band 2                                                               2,708.774      $         11.30      $        30,609
          Band 4                                                              49,121.006                12.70              623,837
          Band 5                                                               2,095.560                12.83               26,886
          Band 6                                                             375,736.732                11.26            4,230,796
          Band 7                                                             505,196.440                12.76            6,446,307
          Band 8                                                              66,747.574                11.25              750,910
          Band 9                                                             364,096.086                12.69            4,620,379
          Band 10                                                            505,877.938                10.92            5,524,187
          Band 11                                                            179,041.570                11.24            2,012,427
          Band 12                                                             43,029.818                11.24              483,655
          Band 13                                                            175,614.007                12.60            2,212,736
          Band 14                                                            568,586.854                11.23            6,385,230
          Band 15                                                            101,159.868                12.54            1,268,545
          Band 16                                                              4,408.427                11.21               49,418
          Band 17                                                            270,064.245                11.21            3,027,420
          Band 18                                                                873.100                11.21                9,787
          Band 19                                                             39,448.638                10.88              429,201
          Band 20                                                            317,697.735                10.91            3,466,082
          Band 21                                                            103,058.208                10.90            1,123,334
          Band 26                                                            493,601.103                12.98            6,406,942
          Band 27                                                            173,116.026                12.85            2,224,541
          Band 28                                                             61,373.856                12.78              784,358
          Band 29                                                            585,693.434                12.76            7,473,448
          Band 30                                                            330,456.318                12.62            4,170,359
          Band 31                                                            202,121.320                12.56            2,538,644
          Band 32                                                            130,817.373                12.43            1,626,060
          Band 33                                                             89,850.901                12.34            1,108,760
          Band 34                                                            104,905.092                12.28            1,288,235
          Band 35                                                            264,295.751                13.08            3,456,988
          Band 36                                                             23,851.238                12.99              309,828
          Band 37                                                              2,519.502                12.92               32,552
          Band 38                                                            164,865.467                13.68            2,255,360

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Index Plus MidCap (continued)
          Band 39                                                             38,504.148      $         13.64      $       525,197
          Band 40                                                              7,578.260                13.61              103,140
          Band 41                                                             56,825.676                12.61              716,572
          Band 42                                                             27,016.658                12.58              339,870
          Band 43                                                             69,953.923                12.55              877,922
          Band 44                                                             21,730.405                11.18              242,946
          Band 45                                                              8,639.768                10.84               93,655
                                                                         ---------------                           ---------------
                                                                           6,532,278.799                           $    79,297,123
                                                                         ===============                           ===============

      ING VP Index Plus SmallCap
      Contracts in accumulation period:
          Band 2                                                               2,899.345      $         11.75      $        34,067
          Band 4                                                              40,907.271                13.29              543,658
          Band 5                                                               5,017.853                13.90               69,748
          Band 6                                                             383,140.794                11.72            4,490,410
          Band 7                                                             469,484.619                13.83            6,492,972
          Band 8                                                              53,653.928                11.71              628,288
          Band 9                                                             318,576.193                13.76            4,383,608
          Band 10                                                            456,418.139                11.33            5,171,218
          Band 11                                                            155,689.049                11.70            1,821,562
          Band 12                                                             75,279.622                11.69              880,019
          Band 13                                                            166,879.857                13.66            2,279,579
          Band 14                                                            548,620.645                11.68            6,407,889
          Band 15                                                             74,859.876                13.59            1,017,346
          Band 16                                                              3,363.653                11.67               39,254
          Band 17                                                            249,476.472                11.66            2,908,896
          Band 18                                                              1,503.257                11.66               17,528
          Band 19                                                             64,254.116                11.28              724,786
          Band 20                                                            249,953.105                11.31            2,826,970
          Band 21                                                             86,379.764                11.30              976,091
          Band 26                                                            331,876.618                14.07            4,669,504
          Band 27                                                            143,510.449                13.93            1,999,101
          Band 28                                                             40,990.669                13.85              567,721
          Band 29                                                            423,391.258                13.83            5,855,501
          Band 30                                                            228,945.869                13.68            3,131,979
          Band 31                                                            162,715.764                13.61            2,214,562
          Band 32                                                            103,577.196                13.47            1,395,185
          Band 33                                                             48,421.537                13.38              647,880
          Band 34                                                             82,242.920                13.31            1,094,653
          Band 35                                                            125,338.092                14.17            1,776,041
          Band 36                                                              4,176.731                14.07               58,767
          Band 38                                                             99,631.308                14.45            1,439,672

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Index Plus SmallCap (continued)
          Band 39                                                             12,943.024      $         14.41      $       186,509
          Band 40                                                              2,335.726                14.38               33,588
          Band 41                                                             41,113.424                13.20              542,697
          Band 42                                                             31,010.279                13.17              408,405
          Band 43                                                             84,198.731                13.14            1,106,371
          Band 44                                                             10,634.319                11.64              123,783
          Band 45                                                              2,463.243                11.23               27,662
                                                                         ---------------                           ---------------
                                                                           5,385,874.715                           $    68,993,470
                                                                         ===============                           ===============

      ING VP Intermediate Bond
      Contracts in accumulation period:
          Band 1                                                               7,616.086      $         11.66      $        88,804
          Band 2                                                              20,395.857                11.60              236,592
          Band 3                                                                 418.174                11.49                4,805
          Band 4                                                              42,407.796                11.52              488,538
          Band 5                                                              59,484.159                11.51              684,663
          Band 6                                                           2,682,542.548                11.48           30,795,588
          Band 7                                                           2,689,507.498                11.46           30,821,756
          Band 8                                                             433,078.866                11.43            4,950,091
          Band 9                                                             141,536.176                11.41            1,614,928
          Band 10                                                          1,881,639.850                11.40           21,450,694
          Band 11                                                          1,363,685.459                11.38           15,518,741
          Band 12                                                            447,750.715                11.37            5,090,926
          Band 13                                                          1,363,165.720                11.35           15,471,931
          Band 14                                                          2,895,222.850                11.32           32,773,923
          Band 15                                                              9,453.317                11.31              106,917
          Band 16                                                            101,188.396                11.28            1,141,405
          Band 17                                                          1,029,703.214                11.26           11,594,458
          Band 18                                                             67,181.381                11.24              755,119
          Band 19                                                            235,506.688                11.21            2,640,030
          Band 20                                                          1,993,254.987                11.34           22,603,512
          Band 21                                                            147,886.063                11.29            1,669,634
          Band 25                                                             25,974.399                11.63              302,082
          Band 35                                                            102,678.831                11.68            1,199,289
          Band 36                                                              3,636.076                11.62               42,251
          Band 37                                                                925.391                11.57               10,707
          Band 38                                                             95,050.369                10.72            1,018,940
          Band 39                                                             25,257.196                10.69              269,999
          Band 40                                                              5,301.740                10.67               56,570
                                                                         ---------------                           ---------------
                                                                          17,871,449.802                           $   203,402,893
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP International Equity
      Contracts in accumulation period:
          Band 35                                                             13,911.862      $         11.04      $       153,587
          Band 38                                                              5,648.197                14.11               79,696
          Band 40                                                              2,248.733                14.04               31,572
                                                                         ---------------                           ---------------
                                                                              21,808.792                           $       264,855
                                                                         ===============                           ===============

      ING VP Small Company
      Contracts in accumulation period:
          Band 35                                                             48,701.922      $         11.70      $       569,812
          Band 36                                                                543.429                11.63                6,320
          Band 37                                                              2,963.670                11.58               34,319
          Band 38                                                             28,244.726                13.37              377,632
          Band 39                                                             17,640.950                13.34              235,330
          Band 40                                                              3,280.891                13.31               43,669
                                                                         ---------------                           ---------------
                                                                             101,375.588                           $     1,267,082
                                                                         ===============                           ===============

      ING VP Value Opportunity
      Contracts in accumulation period:
          Band 4                                                                 540.541      $         12.01      $         6,492
          Band 7                                                               5,653.294                 8.70               49,184
          Band 9                                                              19,827.319                 8.66              171,705
          Band 10                                                              6,813.153                10.69               72,833
          Band 13                                                              6,720.251                 8.60               57,794
          Band 15                                                              3,668.579                 8.55               31,366
          Band 21                                                             15,343.433                10.66              163,561
          Band 26                                                             65,793.156                 8.86              582,927
          Band 27                                                             28,715.517                 8.76              251,548
          Band 28                                                             10,007.296                 8.72               87,264
          Band 29                                                             66,656.892                 8.70              579,915
          Band 30                                                             51,343.353                 8.61              442,066
          Band 31                                                             15,744.314                 8.57              134,929
          Band 32                                                             20,788.974                 8.48              176,291
          Band 33                                                              1,437.234                 8.42               12,102
          Band 34                                                             22,271.567                 8.38              186,636
          Band 35                                                             28,400.276                 8.92              253,330
          Band 36                                                              2,505.645                 8.86               22,200
          Band 38                                                              2,015.309                12.48               25,151
          Band 39                                                              2,690.138                12.45               33,492
          Band 41                                                              1,789.757                11.93               21,352
          Band 42                                                                864.948                11.90               10,293
          Band 43                                                              8,953.340                11.88              106,366
                                                                         ---------------                           ---------------
                                                                             388,544.286                           $     3,478,797
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Convertible
      Contracts in accumulation period:
          Band 4                                                               3,787.338      $         11.99      $        45,410
          Band 7                                                               8,762.613                12.80              112,161
          Band 9                                                              64,204.840                12.73              817,328
          Band 10                                                             10,202.552                10.38              105,902
          Band 13                                                              9,056.027                12.64              114,468
          Band 15                                                             27,936.723                12.57              351,165
          Band 19                                                             12,560.722                10.33              129,752
          Band 20                                                              2,016.663                10.36               20,893
          Band 21                                                             16,190.269                10.35              167,569
          Band 26                                                            152,943.310                13.02            1,991,322
          Band 27                                                             40,872.494                12.89              526,846
          Band 28                                                              5,659.572                12.82               72,556
          Band 29                                                            122,069.523                12.80            1,562,490
          Band 30                                                             68,186.895                12.66              863,246
          Band 31                                                             40,567.187                12.60              511,147
          Band 32                                                             25,079.547                12.47              312,742
          Band 33                                                              8,618.358                12.38              106,695
          Band 34                                                             12,671.121                12.31              155,981
          Band 41                                                             23,880.253                11.91              284,414
          Band 42                                                              5,926.662                11.88               70,409
          Band 43                                                             19,240.262                11.85              227,997
          Band 44                                                              3,445.722                10.47               36,077
          Band 45                                                              2,182.072                10.40               22,694
                                                                         ---------------                           ---------------
                                                                             686,060.725                           $     8,609,264
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Financial Services
      Contracts in accumulation period:
          Band 4                                                               4,466.761      $         11.11      $        49,626
          Band 5                                                                 416.972                11.10                4,628
          Band 6                                                             175,177.743                11.10            1,944,473
          Band 7                                                             180,636.025                11.09            2,003,254
          Band 8                                                              31,069.778                11.09              344,564
          Band 9                                                              10,633.791                11.08              117,822
          Band 10                                                            120,278.580                11.08            1,332,687
          Band 11                                                             44,624.665                11.07              493,995
          Band 12                                                              8,357.218                11.07               92,514
          Band 13                                                             30,346.306                11.07              335,934
          Band 14                                                            208,766.965                11.06            2,308,963
          Band 15                                                              7,728.669                11.06               85,479
          Band 16                                                              2,815.100                11.05               31,107
          Band 17                                                            169,517.194                11.04            1,871,470
          Band 18                                                                366.411                11.04                4,045
          Band 19                                                             10,939.035                11.03              120,658
          Band 20                                                            191,993.554                11.06            2,123,449
          Band 21                                                             10,097.523                11.05              111,578
          Band 26                                                             32,541.006                11.13              362,181
          Band 27                                                              4,729.872                11.11               52,549
          Band 29                                                             15,933.595                11.09              176,704
          Band 30                                                                873.777                11.07                9,673
          Band 31                                                              3,983.913                11.06               44,062
          Band 32                                                              2,413.510                11.04               26,645
          Band 34                                                              2,899.557                11.01               31,924
          Band 41                                                              8,345.543                11.07               92,385
          Band 42                                                              1,764.565                11.06               19,516
          Band 43                                                              3,164.130                11.04               34,932
          Band 45                                                              2,321.868                11.00               25,541
                                                                         ---------------                           ---------------
                                                                           1,287,203.626                           $    14,252,358
                                                                         ===============                           ===============

      ING VP Growth and Income
      Contracts in accumulation period:
          Band 35                                                             93,559.568      $         13.02      $     1,218,146
          Band 38                                                             36,510.968                12.37              451,641
          Band 39                                                              8,635.443                12.33              106,475
                                                                         ---------------                           ---------------
                                                                             138,705.979                           $     1,776,262
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP International Value
      Contracts in accumulation period:
          Band 35                                                             51,621.466      $         12.67      $       654,044
          Band 36                                                                916.850                12.59               11,543
          Band 37                                                                567.531                12.53                7,111
          Band 38                                                             33,591.254                13.97              469,270
          Band 39                                                              7,334.377                13.93              102,168
                                                                         ---------------                           ---------------
                                                                              94,031.478                           $     1,244,136
                                                                         ===============                           ===============

      ING VP LargeCap Growth
      Contracts in accumulation period:
          Band 9                                                               5,004.215      $          8.93      $        44,688
          Band 13                                                                232.117                 8.87                2,059
          Band 15                                                              3,599.232                 8.82               31,745
          Band 26                                                             68,463.089                 9.14              625,753
          Band 27                                                             34,706.681                 9.04              313,748
          Band 28                                                              5,953.029                 8.99               53,518
          Band 29                                                             42,156.600                 8.98              378,566
          Band 30                                                             25,135.441                 8.88              223,203
          Band 31                                                             12,606.893                 8.84              111,445
          Band 32                                                              5,838.840                 8.75               51,090
          Band 33                                                              2,315.040                 8.68               20,095
          Band 34                                                              2,004.162                 8.64               17,316
                                                                         ---------------                           ---------------
                                                                             208,015.339                           $     1,873,226
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP MagnaCap
      Contracts in accumulation period:
          Band 2                                                               6,040.677      $          9.98      $        60,286
          Band 4                                                              13,033.246                 9.89              128,899
          Band 5                                                              18,145.650                 9.87              179,098
          Band 6                                                             321,905.016                 9.83            3,164,326
          Band 7                                                             623,004.059                 9.81            6,111,670
          Band 8                                                              42,055.951                 9.78              411,307
          Band 9                                                              60,892.791                 9.76              594,314
          Band 10                                                            247,084.713                 9.74            2,406,605
          Band 11                                                            207,095.116                 9.72            2,012,965
          Band 12                                                            144,070.363                 9.70            1,397,483
          Band 13                                                            285,036.264                 9.69            2,762,001
          Band 14                                                            346,679.201                 9.65            3,345,454
          Band 15                                                             37,653.646                 9.63              362,605
          Band 16                                                             12,870.205                 9.60              123,554
          Band 17                                                             68,675.746                 9.58              657,914
          Band 18                                                              8,391.349                 9.56               80,221
          Band 19                                                             16,921.356                 9.52              161,091
          Band 20                                                            211,118.563                 9.67            2,041,517
          Band 21                                                             27,915.602                 9.61              268,269
          Band 25                                                              3,551.217                10.02               35,583
          Band 26                                                             62,067.541                10.00              620,675
          Band 27                                                             31,140.941                 9.89              307,984
          Band 28                                                             18,823.141                 9.83              185,031
          Band 29                                                             92,910.464                 9.81              911,452
          Band 30                                                             34,150.547                 9.70              331,260
          Band 31                                                             28,921.692                 9.65              279,094
          Band 32                                                              6,560.675                 9.55               62,654
          Band 33                                                              8,473.970                 9.47               80,248
          Band 34                                                             16,821.399                 9.42              158,458
          Band 41                                                              1,445.727                12.00               17,349
          Band 43                                                             32,223.049                11.94              384,743
                                                                         ---------------                           ---------------
                                                                           3,035,679.877                           $    29,644,110
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP MidCap Opportunities
      Contracts in accumulation period:
          Band 4                                                                 973.337      $          7.56      $         7,358
          Band 5                                                              19,634.671                 7.54              148,045
          Band 6                                                             440,237.937                 7.52            3,310,589
          Band 7                                                             725,386.434                 7.50            5,440,398
          Band 8                                                              72,972.354                 7.47              545,103
          Band 9                                                              28,054.616                 7.46              209,287
          Band 10                                                            316,588.794                 7.45            2,358,587
          Band 11                                                            252,835.784                 7.43            1,878,570
          Band 12                                                            183,673.763                 7.42            1,362,859
          Band 13                                                            348,463.186                 7.41            2,582,112
          Band 14                                                            814,032.690                 7.38            6,007,561
          Band 15                                                             12,026.185                 7.36               88,513
          Band 16                                                             18,064.694                 7.34              132,595
          Band 17                                                            215,454.229                 7.32            1,577,125
          Band 18                                                             14,443.852                 7.31              105,585
          Band 19                                                             98,330.442                 7.28              715,846
          Band 20                                                            629,730.612                 7.39            4,653,709
          Band 21                                                             45,751.581                 7.35              336,274
          Band 25                                                              3,631.998                 7.66               27,821
          Band 35                                                             33,259.748                10.83              360,203
          Band 38                                                              8,666.277                12.83              111,188
          Band 39                                                                 31.624                12.79                  404
                                                                         ---------------                           ---------------
                                                                           4,282,244.808                           $    31,959,732
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP SmallCap Opportunities
      Contracts in accumulation period:
          Band 2                                                               7,342.602      $          6.94      $        50,958
          Band 4                                                              13,540.404                 6.87               93,023
          Band 5                                                             158,167.435                 6.86            1,085,029
          Band 6                                                           2,126,799.191                 6.84           14,547,306
          Band 7                                                           2,646,720.985                 6.82           18,050,637
          Band 8                                                             208,032.524                 6.80            1,414,621
          Band 9                                                              95,912.598                 6.78              650,287
          Band 10                                                          1,295,969.934                 6.77            8,773,716
          Band 11                                                            833,896.441                 6.76            5,637,140
          Band 12                                                            812,723.629                 6.75            5,485,884
          Band 13                                                          1,460,031.982                 6.73            9,826,015
          Band 14                                                          2,585,683.808                 6.71           17,349,938
          Band 15                                                             15,222.049                 6.70              101,988
          Band 16                                                             62,582.655                 6.67              417,426
          Band 17                                                            823,489.612                 6.66            5,484,441
          Band 18                                                             49,838.465                 6.65              331,426
          Band 19                                                            202,944.981                 6.62            1,343,496
          Band 20                                                          1,597,804.516                 6.72           10,737,246
          Band 21                                                            250,032.484                 6.68            1,670,217
          Band 25                                                             64,153.328                 6.96              446,507
          Band 35                                                             16,343.881                 7.00              114,407
          Band 36                                                                 93.653                 6.95                  651
          Band 38                                                              7,882.647                13.09              103,184
          Band 39                                                                 31.487                13.05                  411
                                                                         ---------------                           ---------------
                                                                          15,335,241.291                           $   103,715,954
                                                                         ===============                           ===============

      AIM V.I. Capital Appreciation
      Contracts in accumulation period:
          Band 35                                                              5,585.073      $         10.01      $        55,907
          Band 36                                                                743.013                 9.95                7,393
          Band 38                                                                503.543                12.17                6,128
                                                                         ---------------                           ---------------
                                                                               6,831.629                           $        69,428
                                                                         ===============                           ===============

      AIM V.I. Core Equity
      Contracts in accumulation period:
          Band 35                                                             10,953.394      $         10.97      $       120,159
          Band 36                                                              2,335.453                10.90               25,456
          Band 38                                                              1,297.758                12.22               15,859
          Band 39                                                                 75.206                12.19                  917
                                                                         ---------------                           ---------------
                                                                              14,661.811                           $       162,391
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AIM V.I. Dent Demographic Trends
      Contracts in accumulation period:
          Band 2                                                              10,162.706      $         10.71      $       108,843
          Band 4                                                              22,973.689                10.63              244,210
          Band 5                                                              57,075.792                10.61              605,574
          Band 6                                                             717,785.936                10.58            7,594,175
          Band 7                                                             941,561.832                10.56            9,942,893
          Band 8                                                             139,751.253                10.52            1,470,183
          Band 9                                                              78,789.195                10.51              828,074
          Band 10                                                            490,391.424                10.49            5,144,206
          Band 11                                                            422,834.921                10.47            4,427,082
          Band 12                                                            282,339.196                10.46            2,953,268
          Band 13                                                            612,122.824                10.44            6,390,562
          Band 14                                                          1,218,497.883                10.40           12,672,378
          Band 15                                                             19,264.172                10.39              200,155
          Band 16                                                             33,597.714                10.35              347,736
          Band 17                                                            300,296.701                10.34            3,105,068
          Band 18                                                             24,907.415                10.32              257,045
          Band 19                                                             44,815.681                10.29              461,153
          Band 20                                                            684,467.854                10.42            7,132,155
          Band 21                                                             66,975.911                10.37              694,540
          Band 25                                                              2,444.589                10.75               26,279
          Band 26                                                             44,165.553                10.73              473,896
          Band 27                                                             12,793.578                10.63              135,996
          Band 28                                                             11,244.623                10.58              118,968
          Band 29                                                             60,190.493                10.56              635,612
          Band 30                                                             25,017.237                10.46              261,680
          Band 31                                                             32,286.717                10.40              335,782
          Band 32                                                             23,665.600                10.31              243,992
          Band 33                                                              7,666.483                10.24               78,505
          Band 34                                                              8,353.851                10.19               85,126
          Band 41                                                             14,632.509                11.37              166,372
          Band 42                                                                566.097                11.34                6,420
          Band 43                                                              6,505.723                11.32               73,645
          Band 45                                                              1,098.537                10.44               11,469
                                                                         ---------------                           ---------------
                                                                           6,419,243.689                           $    67,233,042
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AIM V.I. Financial Services
      Contracts in accumulation period:
          Band 3                                                                 619.483      $         10.78      $         6,678
          Band 4                                                               4,820.005                10.82               52,152
          Band 5                                                              17,124.983                10.80              184,950
          Band 6                                                             695,858.885                10.76            7,487,442
          Band 7                                                           1,059,946.352                10.74           11,383,824
          Band 8                                                             120,129.136                10.70            1,285,382
          Band 9                                                              41,949.087                10.68              448,016
          Band 10                                                            348,574.385                10.66            3,715,803
          Band 11                                                            303,402.908                10.65            3,231,241
          Band 12                                                            269,441.095                10.63            2,864,159
          Band 13                                                            520,433.672                10.61            5,521,801
          Band 14                                                            801,797.727                10.57            8,475,002
          Band 15                                                             10,434.645                10.55              110,085
          Band 16                                                             62,971.718                10.51              661,833
          Band 17                                                            159,550.854                10.50            1,675,284
          Band 18                                                              8,510.170                10.48               89,187
          Band 19                                                             46,285.875                10.44              483,225
          Band 20                                                            437,875.720                10.59            4,637,104
          Band 21                                                             81,872.995                10.53              862,123
          Band 25                                                              5,093.424                10.95               55,773
          Band 26                                                             38,885.106                10.93              425,014
          Band 27                                                             14,735.232                10.81              159,288
          Band 28                                                              7,457.414                10.76               80,242
          Band 29                                                             67,063.163                10.74              720,258
          Band 30                                                             30,285.004                10.63              321,930
          Band 31                                                             26,844.328                10.57              283,745
          Band 32                                                              1,669.108                10.46               17,459
          Band 33                                                              5,885.400                10.39               61,149
          Band 34                                                             10,363.703                10.33              107,057
          Band 41                                                              1,308.873                11.92               15,602
          Band 42                                                              1,073.469                11.88               12,753
          Band 43                                                              7,165.440                11.86               84,982
                                                                         ---------------                           ---------------
                                                                           5,209,429.359                           $    55,520,543
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AIM V.I. Growth
      Contracts in accumulation period:
          Band 4                                                               1,962.417      $         11.55      $        22,666
          Band 7                                                               3,610.797                 9.63               34,772
          Band 9                                                              20,955.969                 9.58              200,758
          Band 10                                                              3,049.949                10.33               31,506
          Band 13                                                             14,202.575                 9.52              135,209
          Band 15                                                              6,994.423                 9.47               66,237
          Band 21                                                             13,817.149                10.30              142,317
          Band 26                                                             59,203.430                 9.79              579,602
          Band 27                                                             11,599.942                 9.69              112,403
          Band 28                                                              8,656.596                 9.65               83,536
          Band 29                                                            109,514.095                 9.63            1,054,621
          Band 30                                                             36,356.650                 9.54              346,842
          Band 31                                                             66,838.704                 9.49              634,299
          Band 32                                                             20,169.470                 9.40              189,593
          Band 33                                                              5,753.456                 9.34               53,737
          Band 34                                                             10,832.868                 9.29              100,637
          Band 41                                                              2,795.091                11.47               32,060
          Band 42                                                              5,469.707                11.44               62,573
          Band 43                                                              5,216.246                11.42               59,570
          Band 45                                                              3,067.936                10.49               32,183
                                                                         ---------------                           ---------------
                                                                             410,067.470                           $     3,975,121
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AIM V.I. Health Sciences
      Contracts in accumulation period:
          Band 1                                                               9,070.243      $         10.44      $        94,693
          Band 2                                                                 564.584                10.37                5,855
          Band 3                                                                 915.034                10.24                9,370
          Band 4                                                              11,064.021                10.28              113,738
          Band 5                                                              49,122.671                10.26              503,999
          Band 6                                                           1,099,151.139                10.23           11,244,316
          Band 7                                                           1,641,910.254                10.21           16,763,904
          Band 8                                                             164,248.033                10.17            1,670,402
          Band 9                                                              71,680.192                10.15              727,554
          Band 10                                                            573,076.712                10.14            5,810,998
          Band 11                                                            680,479.723                10.12            6,886,455
          Band 12                                                            459,233.112                10.10            4,638,254
          Band 13                                                            759,943.677                10.08            7,660,232
          Band 14                                                          1,459,016.499                10.05           14,663,116
          Band 15                                                             15,219.977                10.03              152,656
          Band 16                                                             63,740.706                 9.99              636,770
          Band 17                                                            356,834.594                 9.98            3,561,209
          Band 18                                                             53,173.007                 9.96              529,603
          Band 19                                                             93,576.442                 9.92              928,278
          Band 20                                                            930,010.297                10.06            9,355,904
          Band 21                                                            151,205.199                10.01            1,513,564
          Band 25                                                             11,414.860                10.41              118,829
          Band 26                                                             94,195.520                10.39              978,691
          Band 27                                                             28,761.554                10.28              295,669
          Band 28                                                             12,204.053                10.22              124,725
          Band 29                                                            124,496.425                10.21            1,271,109
          Band 30                                                             52,189.083                10.10              527,110
          Band 31                                                             62,266.545                10.05              625,779
          Band 32                                                             24,126.212                 9.94              239,815
          Band 33                                                             11,022.671                 9.87              108,794
          Band 34                                                             13,854.699                 9.82              136,053
          Band 41                                                              2,158.835                11.80               25,474
          Band 42                                                              1,087.885                11.77               12,804
          Band 43                                                              9,309.261                11.75              109,384
                                                                         ---------------                           ---------------
                                                                           9,090,323.719                           $    92,045,106
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AIM V.I. Leisure
      Contracts in accumulation period:
          Band 2                                                                 884.717      $         12.10      $        10,705
          Band 4                                                               8,974.055                12.02              107,868
          Band 5                                                              18,023.681                12.00              216,284
          Band 6                                                             508,825.374                11.97            6,090,640
          Band 7                                                             794,674.933                11.95            9,496,365
          Band 8                                                              78,941.069                11.92              940,978
          Band 9                                                              36,824.893                11.91              438,584
          Band 10                                                            542,919.640                11.89            6,455,315
          Band 11                                                            237,032.947                11.87            2,813,581
          Band 12                                                            223,048.340                11.86            2,645,353
          Band 13                                                            395,526.133                11.84            4,683,029
          Band 14                                                            658,412.202                11.81            7,775,848
          Band 15                                                              3,317.952                11.79               39,119
          Band 16                                                             23,924.181                11.76              281,348
          Band 17                                                            269,293.877                11.74            3,161,510
          Band 18                                                              4,024.282                11.73               47,205
          Band 19                                                             61,071.085                11.70              714,532
          Band 20                                                            480,558.886                11.82            5,680,206
          Band 21                                                            100,657.004                11.78            1,185,740
          Band 26                                                             13,783.312                12.12              167,054
          Band 27                                                             28,682.514                12.02              344,764
          Band 28                                                              1,401.907                11.97               16,781
          Band 29                                                             46,251.501                11.95              552,705
          Band 30                                                             27,505.448                11.86              326,215
          Band 31                                                             10,046.311                11.81              118,647
          Band 32                                                             25,675.515                11.72              300,917
          Band 33                                                             83,076.593                11.65              967,842
          Band 34                                                              6,999.216                11.60               81,191
          Band 41                                                              4,933.434                12.18               60,089
          Band 42                                                              2,327.231                12.14               28,253
          Band 43                                                              8,659.874                12.12              104,958
          Band 44                                                              6,319.281                10.93               69,070
          Band 45                                                                593.488                10.86                6,445
                                                                         ---------------                           ---------------
                                                                           4,713,190.876                           $    55,929,141
                                                                         ===============                           ===============

      AIM V.I. Premier Equity
      Contracts in accumulation period:
          Band 35                                                              5,445.381      $          8.87      $        48,301
          Band 36                                                              5,603.075                 8.81               49,363
          Band 38                                                              2,572.545                11.82               30,407
          Band 39                                                              2,471.844                11.79               29,143
                                                                         ---------------                           ---------------
                                                                              16,092.845                           $       157,214
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AIM V.I. Utilities
      Contracts in accumulation period:
          Band 1                                                                  30.567                 9.18                  281
          Band 2                                                               5,659.933                 9.12               51,619
          Band 4                                                              16,378.397                 9.04              148,061
          Band 5                                                              25,070.459                 9.02              226,136
          Band 6                                                           1,127,977.884                 8.99           10,140,521
          Band 7                                                           1,418,477.873                 8.97           12,723,747
          Band 8                                                             209,867.988                 8.94            1,876,220
          Band 9                                                             146,547.950                 8.93            1,308,673
          Band 10                                                            650,886.919                 8.91            5,799,402
          Band 11                                                            726,082.525                 8.89            6,454,874
          Band 12                                                            322,008.522                 8.88            2,859,436
          Band 13                                                            643,948.674                 8.86            5,705,385
          Band 14                                                          1,539,265.811                 8.83           13,591,717
          Band 15                                                             27,936.843                 8.82              246,403
          Band 16                                                             23,831.161                 8.78              209,238
          Band 17                                                            444,965.963                 8.77            3,902,352
          Band 18                                                             27,761.344                 8.75              242,912
          Band 19                                                            100,375.589                 8.72              875,275
          Band 20                                                            821,100.692                 8.85            7,266,741
          Band 21                                                            115,161.034                 8.80            1,013,417
          Band 25                                                              1,196.805                 9.15               10,951
          Band 26                                                             32,096.778                 9.13              293,044
          Band 27                                                             33,506.650                 9.04              302,900
          Band 28                                                              3,853.026                 8.99               34,639
          Band 29                                                            133,221.115                 8.97            1,194,993
          Band 30                                                             47,577.341                 8.88              422,487
          Band 31                                                             14,941.889                 8.83              131,937
          Band 32                                                             11,862.044                 8.74              103,674
          Band 33                                                              4,828.554                 8.68               41,912
          Band 34                                                              9,075.169                 8.63               78,319
          Band 41                                                              2,976.034                13.44               39,998
          Band 42                                                              2,678.428                13.41               35,918
          Band 43                                                             12,865.073                13.38              172,135
          Band 45                                                              4,826.668                12.04               58,113
                                                                         ---------------                           ---------------
                                                                           8,708,841.702                           $    77,563,430
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AllianceBernstein Growth and Income
      Contracts in accumulation period:
          Band 4                                                              25,501.171      $         12.13      $       309,329
          Band 7                                                              33,576.350                10.49              352,216
          Band 9                                                              83,003.871                10.44              866,560
          Band 10                                                             17,333.143                10.63              184,251
          Band 13                                                             30,378.920                10.36              314,726
          Band 15                                                             54,222.235                10.31              559,031
          Band 19                                                              5,451.890                10.59               57,736
          Band 20                                                              4,864.029                10.62               51,656
          Band 21                                                             12,644.782                10.61              134,161
          Band 26                                                            193,064.409                10.68            2,061,928
          Band 27                                                            130,105.275                10.57            1,375,213
          Band 28                                                             57,021.948                10.51              599,301
          Band 29                                                            323,025.626                10.49            3,388,539
          Band 30                                                            218,498.440                10.38            2,268,014
          Band 31                                                            167,058.113                10.33            1,725,710
          Band 32                                                             70,550.043                10.22              721,021
          Band 33                                                             66,315.112                10.15              673,098
          Band 34                                                             71,760.960                10.10              724,786
          Band 41                                                              8,311.956                12.04              100,076
          Band 42                                                             13,775.350                12.01              165,442
          Band 43                                                             18,443.717                11.99              221,140
          Band 44                                                              9,273.669                10.72               99,414
          Band 45                                                              2,316.561                10.65               24,671
                                                                         ---------------                           ---------------
                                                                           1,616,497.570                           $    16,978,019
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AllianceBernstein Premier Growth
      Contracts in accumulation period:
          Band 4                                                              14,749.577      $         11.32      $       166,965
          Band 7                                                               1,784.809                 8.46               15,099
          Band 9                                                              70,941.832                 8.41              596,621
          Band 10                                                              5,712.434                10.50               59,981
          Band 13                                                             18,556.739                 8.36              155,134
          Band 15                                                              6,423.565                 8.31               53,380
          Band 20                                                                748.319                10.48                7,842
          Band 21                                                              4,109.482                10.47               43,026
          Band 26                                                             58,773.463                 8.61              506,040
          Band 27                                                             80,314.475                 8.52              684,279
          Band 28                                                             11,570.040                 8.47               97,998
          Band 29                                                             76,646.434                 8.46              648,429
          Band 30                                                             85,750.730                 8.37              717,734
          Band 31                                                             89,806.676                 8.33              748,090
          Band 32                                                             12,432.666                 8.24              102,445
          Band 33                                                             19,784.911                 8.18              161,841
          Band 34                                                              4,488.518                 8.14               36,537
          Band 43                                                              8,360.309                11.19               93,552
                                                                         ---------------                           ---------------
                                                                             570,954.979                           $     4,894,993
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AllianceBernstein Value
      Contracts in accumulation period:
          Band 4                                                              15,063.485      $         12.55      $       189,047
          Band 7                                                               1,389.164                12.16               16,892
          Band 9                                                              70,319.441                12.10              850,865
          Band 10                                                             14,167.882                10.89              154,288
          Band 13                                                             16,664.981                12.01              200,146
          Band 15                                                             35,490.389                11.95              424,110
          Band 19                                                              2,057.105                10.84               22,299
          Band 20                                                              8,614.050                10.87               93,635
          Band 21                                                             15,149.751                10.86              164,526
          Band 26                                                             90,160.668                12.38            1,116,189
          Band 27                                                             72,084.497                12.25              883,035
          Band 28                                                             28,724.843                12.18              349,869
          Band 29                                                            157,586.912                12.16            1,916,257
          Band 30                                                            141,655.023                12.03            1,704,110
          Band 31                                                             91,561.698                11.97            1,095,994
          Band 32                                                             22,670.669                11.85              268,647
          Band 33                                                             13,584.871                11.76              159,758
          Band 34                                                             26,966.069                11.70              315,503
          Band 41                                                             12,479.526                12.47              155,620
          Band 42                                                              6,142.815                12.44               76,417
          Band 43                                                             13,921.106                12.41              172,761
          Band 44                                                              3,341.454                11.07               36,990
          Band 45                                                              4,001.543                10.96               43,857
                                                                         ---------------                           ---------------
                                                                             863,797.942                           $    10,410,815
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Fidelity(R) VIP Equity-Income
      Contracts in accumulation period:
          Band 1                                                               1,528.461      $         11.25      $        17,195
          Band 2                                                              15,067.301                11.17              168,302
          Band 3                                                                 987.418                11.03               10,891
          Band 4                                                              76,016.413                11.07              841,502
          Band 5                                                             119,478.387                11.05            1,320,236
          Band 6                                                           3,060,131.372                11.02           33,722,648
          Band 7                                                           2,972,863.328                11.00           32,701,497
          Band 8                                                             629,373.026                10.96            6,897,928
          Band 9                                                             336,554.713                10.94            3,681,909
          Band 10                                                          1,820,926.694                10.92           19,884,519
          Band 11                                                          1,224,610.706                10.90           13,348,257
          Band 12                                                            835,539.236                10.88            9,090,667
          Band 13                                                          1,417,019.493                10.86           15,388,832
          Band 14                                                          2,910,403.211                10.82           31,490,563
          Band 15                                                             96,308.097                10.80            1,040,127
          Band 16                                                             69,896.896                10.77              752,790
          Band 17                                                          1,195,423.294                10.75           12,850,800
          Band 18                                                            112,419.587                10.73            1,206,262
          Band 19                                                            295,104.423                10.69            3,154,666
          Band 20                                                          2,147,646.306                10.84           23,280,486
          Band 21                                                            308,445.869                10.79            3,328,131
          Band 25                                                             18,570.853                11.21              208,179
          Band 26                                                            510,445.434                11.19            5,711,884
          Band 27                                                            198,957.908                11.07            2,202,464
          Band 28                                                             38,781.710                11.02              427,374
          Band 29                                                            545,785.995                11.00            6,003,646
          Band 30                                                            292,192.996                10.88            3,179,060
          Band 31                                                            124,303.874                10.82            1,344,968
          Band 32                                                             72,342.117                10.71              774,784
          Band 33                                                             98,444.567                10.64            1,047,450
          Band 34                                                            104,819.125                10.58            1,108,986
          Band 35                                                            351,281.781                11.27            3,958,946
          Band 36                                                              9,069.897                11.19              101,492
          Band 37                                                              3,418.455                11.13               38,047
          Band 38                                                            197,015.046                12.92            2,545,434
          Band 39                                                             19,566.624                12.88              252,018
          Band 40                                                              7,411.569                12.86               95,313
          Band 41                                                             35,970.476                12.27              441,358
          Band 42                                                             29,199.394                12.24              357,401
          Band 43                                                             93,807.483                12.21            1,145,389
          Band 44                                                             18,476.521                10.88              201,025
          Band 45                                                             11,428.568                10.80              123,429
                                                                         ---------------                           ---------------
                                                                          22,427,034.624                           $   245,446,855
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Fidelity(R) VIP Growth
      Contracts in accumulation period:
          Band 2                                                              10,806.075      $          8.59      $        92,824
          Band 3                                                               5,587.252                 8.48               47,380
          Band 4                                                              47,080.354                 8.51              400,654
          Band 5                                                              96,818.878                 8.50              822,960
          Band 6                                                           4,050,134.323                 8.47           34,304,638
          Band 7                                                           4,416,840.004                 8.45           37,322,298
          Band 8                                                             491,975.585                 8.42            4,142,434
          Band 9                                                             260,764.549                 8.41            2,193,030
          Band 10                                                          2,221,605.539                 8.39           18,639,270
          Band 11                                                          1,884,667.228                 8.38           15,793,511
          Band 12                                                          1,042,006.110                 8.36            8,711,171
          Band 13                                                          1,896,433.439                 8.35           15,835,219
          Band 14                                                          4,745,850.244                 8.32           39,485,474
          Band 15                                                             86,337.461                 8.31              717,464
          Band 16                                                            108,107.525                 8.28              895,130
          Band 17                                                          1,675,290.862                 8.26           13,837,903
          Band 18                                                            275,466.355                 8.25            2,272,597
          Band 19                                                            311,084.963                 8.22            2,557,118
          Band 20                                                          3,013,490.062                 8.33           25,102,372
          Band 21                                                            515,707.536                 8.29            4,275,215
          Band 25                                                             39,927.115                 8.62              344,172
          Band 26                                                            314,401.913                 8.60            2,703,856
          Band 27                                                            108,971.878                 8.51              927,351
          Band 28                                                             25,357.340                 8.47              214,777
          Band 29                                                            279,038.443                 8.45            2,357,875
          Band 30                                                            127,984.790                 8.36            1,069,953
          Band 31                                                            126,309.252                 8.32            1,050,893
          Band 32                                                             54,669.377                 8.23              449,929
          Band 33                                                             46,791.154                 8.18              382,752
          Band 34                                                             33,707.831                 8.13              274,045
          Band 35                                                            175,047.959                 8.66            1,515,915
          Band 36                                                             12,494.834                 8.60              107,456
          Band 37                                                              1,991.960                 8.56               17,051
          Band 38                                                             57,959.786                11.89              689,142
          Band 39                                                              5,851.518                11.86               69,399
          Band 40                                                              2,312.339                11.83               27,355
          Band 41                                                              9,787.306                10.93              106,975
          Band 42                                                             11,028.209                10.90              120,207
          Band 43                                                              8,558.087                10.88               93,112
          Band 44                                                                246.865                10.25                2,530
          Band 45                                                              2,308.385                10.08               23,269
                                                                         ---------------                           ---------------
                                                                          28,600,800.685                           $   239,996,676
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Fidelity(R) VIP Contrafund(R)
      Contracts in accumulation period:
          Band 4                                                              48,608.497      $         12.52      $       608,578
          Band 7                                                              33,074.020                12.39              409,787
          Band 9                                                             191,719.430                12.33            2,363,901
          Band 10                                                             76,509.195                10.79              825,534
          Band 13                                                             59,723.765                12.24              731,019
          Band 15                                                            115,041.646                12.18            1,401,207
          Band 19                                                             11,500.101                10.75              123,626
          Band 20                                                             30,449.624                10.78              328,247
          Band 21                                                             57,359.014                10.77              617,757
          Band 26                                                            486,502.168                12.61            6,134,792
          Band 27                                                            283,145.391                12.48            3,533,654
          Band 28                                                             52,997.658                12.42              658,231
          Band 29                                                            681,761.556                12.39            8,447,026
          Band 30                                                            277,498.722                12.26            3,402,134
          Band 31                                                            117,473.124                12.20            1,433,172
          Band 32                                                            114,317.280                12.07            1,379,810
          Band 33                                                             91,822.257                11.99            1,100,949
          Band 34                                                             81,708.822                11.93              974,786
          Band 35                                                            337,247.508                12.70            4,283,043
          Band 36                                                             65,163.844                12.61              821,716
          Band 37                                                              8,167.259                12.55              102,499
          Band 38                                                            271,255.791                13.24            3,591,427
          Band 39                                                            102,926.103                13.21            1,359,654
          Band 40                                                             10,651.780                13.18              140,390
          Band 41                                                             42,241.112                12.44              525,479
          Band 42                                                             23,432.966                12.40              290,569
          Band 43                                                             88,106.396                12.38            1,090,757
          Band 44                                                              7,402.083                11.02               81,571
          Band 45                                                              9,293.456                10.92              101,485
                                                                         ---------------                           ---------------
                                                                           3,777,100.568                           $    46,862,800
                                                                         ===============                           ===============
      Fidelity(R) VIP Overseas
      Contracts in accumulation period:
          Band 35                                                              7,177.204      $         12.59      $        90,361
          Band 38                                                             24,755.965                14.14              350,049
          Band 39                                                                475.977                14.10                6,711
          Band 40                                                                776.103                14.07               10,920
                                                                         ---------------                           ---------------
                                                                              33,185.249                           $       458,041
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Franklin Small Cap Value Securities
      Contracts in accumulation period:
          Band 35                                                             19,787.567      $         14.48      $       286,524
          Band 36                                                             10,155.763                14.39              146,141
          Band 38                                                             23,538.897                14.94              351,671
          Band 39                                                             11,429.360                14.89              170,183
          Band 40                                                              4,241.555                14.86               63,030
                                                                         ---------------                           ---------------
                                                                              69,153.142                           $     1,017,549
                                                                         ===============                           ===============

      ING Goldman Sachs(R) Capital Growth Portfolio - Service Class
      Contracts in accumulation period:
          Band 38                                                                640.122                12.15                7,777
          Band 39                                                                 74.880                12.12                  908
                                                                         ---------------                           ---------------
                                                                                 715.002                           $         8,685
                                                                         ===============                           ===============

      Greenwich Appreciation
      Contracts in accumulation period:
          Band 22                                                                401.455      $         18.53      $         7,439
          Band 23                                                             33,825.718                18.29              618,672
                                                                         ---------------                           ---------------
                                                                              34,227.173                           $       626,111
                                                                         ===============                           ===============

      Janus Aspen Series Balanced
      Contracts in accumulation period:
          Band 35                                                            318,053.108      $         11.22      $     3,568,556
          Band 36                                                             28,106.589                11.15              313,388
          Band 37                                                              5,064.402                11.10               56,215
          Band 38                                                             20,315.636                11.69              237,490
          Band 39                                                              9,492.595                11.66              110,684
                                                                         ---------------                           ---------------
                                                                             381,032.330                           $     4,286,333
                                                                         ===============                           ===============

      Janus Aspen Series Flexible Income
      Contracts in accumulation period:
          Band 35                                                            102,440.060      $         11.92      $     1,221,086
          Band 36                                                              6,107.852                11.85               72,378
          Band 37                                                              1,105.475                11.80               13,045
          Band 38                                                             15,378.187                10.58              162,701
          Band 39                                                             28,331.129                10.55              298,893
                                                                         ---------------                           ---------------
                                                                             153,362.703                           $     1,768,103
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Janus Aspen Series Growth
      Contracts in accumulation period:
          Band 35                                                             57,611.545      $          9.70      $       558,832
          Band 36                                                              4,084.784                 9.64               39,377
          Band 37                                                              2,287.676                 9.60               21,962
          Band 38                                                             10,964.160                12.03              131,899
                                                                         ---------------                           ---------------
                                                                              74,948.165                           $       752,070
                                                                         ===============                           ===============

      Janus Aspen Series Worldwide Growth
      Contracts in accumulation period:
          Band 4                                                               5,057.731      $         11.55      $        58,417
          Band 7                                                               1,434.651                 8.61               12,352
          Band 9                                                              14,011.903                 8.56              119,942
          Band 10                                                              6,574.973                 9.87               64,895
          Band 13                                                              9,198.190                 8.50               78,185
          Band 15                                                             12,328.213                 8.46              104,297
          Band 20                                                                 82.956                 9.86                  818
          Band 26                                                            126,381.979                 8.76            1,107,106
          Band 27                                                             61,912.208                 8.67              536,779
          Band 28                                                             11,160.416                 8.62               96,203
          Band 29                                                            146,104.776                 8.61            1,257,962
          Band 30                                                             65,624.590                 8.52              559,122
          Band 31                                                             61,837.700                 8.47              523,765
          Band 32                                                             13,284.064                 8.39              111,453
          Band 33                                                             19,147.224                 8.33              159,496
          Band 34                                                              3,298.974                 8.28               27,315
          Band 35                                                            148,881.126                 8.82            1,313,132
          Band 36                                                              7,855.447                 8.76               68,814
          Band 37                                                              4,203.228                 8.72               36,652
          Band 38                                                             13,050.311                12.00              156,604
          Band 39                                                              1,349.660                11.97               16,155
          Band 41                                                                405.072                11.47                4,646
          Band 42                                                              8,937.203                11.44              102,242
          Band 43                                                             17,362.398                11.42              198,279
          Band 44                                                                540.332                10.18                5,501
                                                                         ---------------                           ---------------
                                                                             760,025.325                           $     6,720,132
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Colonial Small Cap Value
      Contracts in accumulation period:
          Band 4                                                               8,283.406      $         16.78      $       138,996
          Band 5                                                              23,995.809                16.77              402,410
          Band 6                                                           1,913,146.041                16.74           32,026,065
          Band 7                                                           2,018,849.007                16.72           33,755,155
          Band 8                                                             243,006.265                16.70            4,058,205
          Band 9                                                              99,516.161                16.68            1,659,930
          Band 10                                                          1,745,035.388                16.67           29,089,740
          Band 11                                                            926,654.952                16.65           15,428,805
          Band 12                                                            354,307.375                16.64            5,895,675
          Band 13                                                            852,061.313                16.63           14,169,780
          Band 14                                                          2,732,107.125                16.60           45,352,978
          Band 15                                                             23,095.278                16.58              382,920
          Band 16                                                             56,490.952                16.55              934,925
          Band 17                                                          1,261,074.937                16.54           20,858,179
          Band 18                                                             22,984.213                16.53              379,929
          Band 19                                                            171,199.290                16.50            2,824,788
          Band 20                                                          1,860,639.016                16.61           30,905,214
          Band 21                                                            132,789.311                16.57            2,200,319
                                                                         ---------------                           ---------------
                                                                          14,445,235.839                           $   240,464,013
                                                                         ===============                           ===============

      Liberty Asset Allocation
      Contracts in accumulation period:
          Band 6                                                              10,741.422      $         13.00      $       139,638
          Band 7                                                              22,236.424                12.99              288,851
          Band 8                                                               3,319.838                12.97               43,058
          Band 9                                                               4,723.166                12.96               61,212
          Band 11                                                              2,373.900                12.93               30,695
          Band 13                                                              2,904.153                12.91               37,493
                                                                         ---------------                           ---------------
                                                                              46,298.903                           $       600,947
                                                                         ===============                           ===============

      Liberty Equity
      Contracts in accumulation period:
          Band 6                                                              11,519.023      $          8.53      $        98,257
          Band 7                                                              39,338.969                 8.50              334,381
          Band 8                                                               7,351.506                 8.46               62,194
          Band 9                                                               2,078.645                 8.44               17,544
          Band 11                                                              3,779.538                 8.39               31,710
          Band 13                                                              6,169.327                 8.35               51,514
          Band 14                                                              2,686.453                 8.30               22,298
                                                                         ---------------                           ---------------
                                                                              72,923.461                           $       617,898
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Liberty Federal Securities
      Contracts in accumulation period:
          Band 6                                                               3,757.956      $         10.37      $        38,970
          Band 7                                                               2,868.007                10.36               29,713
          Band 11                                                                262.794                10.31                2,709
          Band 13                                                              1,849.040                10.29               19,027
                                                                         ---------------                           ---------------
                                                                               8,737.797                           $        90,419
                                                                         ===============                           ===============

      Liberty Small Company Growth
      Contracts in accumulation period:
          Band 6                                                               1,432.100      $         16.47      $        23,587
          Band 7                                                                 959.327                16.46               15,791
          Band 8                                                               1,232.073                16.43               20,243
          Band 13                                                              1,317.090                16.36               21,548
                                                                         ---------------                           ---------------
                                                                               4,940.590                           $        81,169
                                                                         ===============                           ===============

      Oppenheimer Global Securities
      Contracts in accumulation period:
          Band 35                                                            238,312.065      $         12.83      $     3,057,544
          Band 36                                                             37,381.396                12.75              476,613
          Band 37                                                              6,372.889                12.69               80,872
          Band 38                                                            193,010.830                14.76            2,848,840
          Band 39                                                             65,622.554                14.72              965,964
          Band 40                                                             14,326.387                14.69              210,455
                                                                         ---------------                           ---------------
                                                                             555,026.121                           $     7,640,288
                                                                         ===============                           ===============

      Oppenheimer Strategic Bond
      Contracts in accumulation period:
          Band 35                                                             18,985.212      $         13.35      $       253,453
          Band 36                                                              9,742.666                13.27              129,285
          Band 37                                                              1,667.133                13.21               22,023
          Band 38                                                             70,026.115                11.72              820,706
          Band 39                                                             12,066.571                11.69              141,058
          Band 40                                                             11,070.853                11.66              129,086
                                                                         ---------------                           ---------------
                                                                             123,558.550                           $     1,495,611
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      PIMCO Stocks Growth and Income
      Contracts in accumulation period:
          Band 1                                                                 394.781      $         11.77      $         4,647
          Band 2                                                              47,181.337                11.61              547,775
          Band 3                                                               1,385.354                11.34               15,710
          Band 4                                                             108,768.593                11.42            1,242,137
          Band 5                                                             122,727.010                11.38            1,396,633
          Band 6                                                           2,997,631.553                11.31           33,903,213
          Band 7                                                           1,511,542.369                11.27           17,035,083
          Band 8                                                           2,200,913.472                11.19           24,628,222
          Band 9                                                             330,928.415                11.15            3,689,852
          Band 10                                                            582,534.883                11.12            6,477,788
          Band 11                                                          3,420,075.623                11.08           37,894,438
          Band 12                                                            611,597.127                11.04            6,752,032
          Band 13                                                          1,247,179.121                11.00           13,718,970
          Band 14                                                          1,461,992.097                10.93           15,979,574
          Band 16                                                              9,635.374                10.82              104,255
          Band 17                                                            221,709.635                10.78            2,390,030
          Band 18                                                             39,747.883                10.75              427,290
          Band 19                                                             84,467.964                10.67              901,273
          Band 20                                                            228,006.606                10.97            2,501,232
          Band 21                                                            118,118.175                10.86            1,282,763
          Band 25                                                             14,195.475                11.69              165,945
                                                                         ---------------                           ---------------
                                                                          15,360,732.847                           $   171,058,862
                                                                         ===============                           ===============

      Pioneer Equity-Income VCT
      Contracts in accumulation period:
          Band 35                                                             70,738.946      $         11.58      $       819,157
          Band 36                                                             31,860.062                11.51              366,709
          Band 37                                                              4,025.707                11.45               46,094
          Band 38                                                             11,728.963                13.04              152,946
          Band 39                                                             19,186.894                13.00              249,430
          Band 40                                                              1,888.243                12.97               24,491
                                                                         ---------------                           ---------------
                                                                             139,428.815                           $     1,658,827
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Pioneer Fund VCT
      Contracts in accumulation period:
          Band 1                                                               1,281.037      $         10.16      $        13,015
          Band 2                                                               1,034.904                10.09               10,442
          Band 4                                                              34,945.360                10.00              349,454
          Band 5                                                              88,878.691                 9.98              887,009
          Band 6                                                           1,243,992.542                 9.95           12,377,726
          Band 7                                                           1,027,555.279                 9.93           10,203,624
          Band 8                                                             174,306.247                 9.89            1,723,889
          Band 9                                                             116,943.120                 9.88            1,155,398
          Band 10                                                            867,656.905                 9.86            8,555,097
          Band 11                                                            647,910.253                 9.84            6,375,437
          Band 12                                                            322,409.264                 9.83            3,169,283
          Band 13                                                            657,577.489                 9.81            6,450,835
          Band 14                                                          1,420,531.987                 9.77           13,878,598
          Band 15                                                             23,753.844                 9.76              231,838
          Band 16                                                             14,719.375                 9.72              143,072
          Band 17                                                            499,109.749                 9.70            4,841,365
          Band 18                                                             21,337.890                 9.69              206,764
          Band 19                                                            104,204.747                 9.65            1,005,576
          Band 20                                                            707,187.833                 9.79            6,923,369
          Band 21                                                            138,923.699                 9.74            1,353,117
          Band 25                                                              4,146.685                10.12               41,964
          Band 26                                                             46,174.669                10.11              466,826
          Band 27                                                             33,855.886                10.00              338,559
          Band 28                                                             14,036.839                 9.95              139,667
          Band 29                                                            115,966.002                 9.93            1,151,542
          Band 30                                                             47,879.942                 9.82              470,181
          Band 31                                                             27,901.628                 9.77              272,599
          Band 32                                                             20,350.728                 9.67              196,792
          Band 33                                                             10,081.165                 9.61               96,880
          Band 34                                                              6,297.179                 9.55               60,138
          Band 35                                                             29,765.905                10.18              303,017
          Band 37                                                                738.096                10.05                7,418
          Band 38                                                              3,577.826                12.55               44,902
          Band 39                                                              1,799.059                12.52               22,524
          Band 41                                                              1,170.972                11.89               13,923
          Band 42                                                                812.646                11.86                9,638
          Band 43                                                              2,754.380                11.84               32,612
          Band 45                                                              1,078.203                10.84               11,688
                                                                         ---------------                           ---------------
                                                                           8,482,648.025                           $    83,535,778
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Pioneer Mid-Cap Value VCT
      Contracts in accumulation period:
          Band 1                                                                 822.448      $         15.49      $        12,740
          Band 2                                                              46,481.239                15.39              715,346
          Band 3                                                               2,933.912                15.22               44,654
          Band 4                                                              38,868.998                15.27              593,530
          Band 5                                                             164,961.057                15.24            2,514,006
          Band 6                                                           4,643,364.362                15.20           70,579,138
          Band 7                                                           4,908,273.520                15.17           74,458,509
          Band 8                                                             781,909.750                15.12           11,822,475
          Band 9                                                             282,809.395                15.10            4,270,422
          Band 10                                                          3,544,566.945                15.07           53,416,624
          Band 11                                                          2,235,419.791                15.05           33,643,068
          Band 12                                                            926,346.440                15.03           13,922,987
          Band 13                                                          2,059,508.956                15.00           30,892,634
          Band 14                                                          5,608,449.177                14.95           83,846,315
          Band 15                                                             44,995.898                14.93              671,789
          Band 16                                                            120,164.557                14.88            1,788,049
          Band 17                                                          2,314,601.806                14.86           34,394,983
          Band 18                                                            114,897.330                14.83            1,703,927
          Band 19                                                            422,943.137                14.79            6,255,329
          Band 20                                                          3,505,677.528                14.98           52,515,049
          Band 21                                                            365,162.741                14.91            5,444,576
          Band 25                                                             36,861.431                15.44              569,140
          Band 35                                                             43,631.486                15.51              676,724
          Band 36                                                              9,347.560                15.42              144,139
          Band 37                                                                693.814                15.34               10,643
          Band 38                                                             44,561.191                14.41              642,127
          Band 39                                                             12,284.936                14.37              176,535
          Band 40                                                              3,520.932                14.34               50,490
                                                                         ---------------                           ---------------
                                                                          32,284,060.337                           $   485,775,948
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Pioneer Small Company VCT
      Contracts in accumulation period:
          Band 4                                                              14,244.669      $         11.89      $       169,369
          Band 7                                                               2,366.669                10.78               25,513
          Band 9                                                              78,162.321                10.72              837,900
          Band 10                                                             13,092.740                10.73              140,485
          Band 13                                                             13,883.263                10.64              147,718
          Band 15                                                             33,516.849                10.59              354,943
          Band 19                                                                836.612                10.69                8,943
          Band 20                                                              5,967.582                10.72               63,972
          Band 21                                                             17,204.709                10.70              184,090
          Band 26                                                             94,307.468                10.97            1,034,553
          Band 27                                                             58,464.094                10.85              634,335
          Band 28                                                              7,289.231                10.79               78,651
          Band 29                                                            142,455.480                10.77            1,534,246
          Band 30                                                             70,373.382                10.66              750,180
          Band 31                                                             83,495.752                10.60              885,055
          Band 32                                                             27,080.555                10.50              284,346
          Band 33                                                             20,284.501                10.42              211,364
          Band 34                                                             41,802.003                10.37              433,487
          Band 41                                                              3,580.721                11.81               42,288
          Band 42                                                              1,312.826                11.77               15,452
          Band 43                                                              7,382.841                11.75               86,748
          Band 44                                                              2,346.464                11.00               25,811
          Band 45                                                              3,123.675                10.85               33,892
                                                                         ---------------                           ---------------
                                                                             742,574.407                           $     7,983,341
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ProFund VP Bull
      Contracts in accumulation period:
          Band 2                                                              10,173.340      $          8.99      $        91,458
          Band 4                                                              42,850.577                 8.91              381,799
          Band 5                                                              41,590.135                 8.89              369,736
          Band 6                                                           1,752,804.824                 8.86           15,529,851
          Band 7                                                           3,517,625.817                 8.84           31,095,812
          Band 8                                                             394,139.935                 8.81            3,472,373
          Band 9                                                             236,228.887                 8.79            2,076,452
          Band 10                                                            391,752.314                 8.78            3,439,585
          Band 11                                                            734,907.238                 8.76            6,437,787
          Band 12                                                            509,666.163                 8.74            4,454,482
          Band 13                                                            883,577.028                 8.73            7,713,627
          Band 14                                                          1,928,829.138                 8.70           16,780,814
          Band 15                                                              3,194.591                 8.68               27,729
          Band 16                                                            216,953.643                 8.65            1,876,649
          Band 17                                                            275,212.489                 8.63            2,375,084
          Band 18                                                             43,357.922                 8.61              373,312
          Band 19                                                             57,054.709                 8.58              489,529
          Band 20                                                            730,973.275                 8.71            6,366,777
          Band 21                                                             83,415.714                 8.66              722,380
          Band 25                                                             18,946.029                 9.03              171,083
          Band 26                                                              5,730.785                 9.01               51,634
          Band 27                                                              1,370.638                 8.91               12,212
          Band 28                                                              3,754.836                 8.86               33,268
          Band 29                                                            154,264.901                 8.84            1,363,702
          Band 30                                                              7,447.454                 8.74               65,091
          Band 31                                                             11,868.477                 8.69              103,137
          Band 32                                                              5,142.131                 8.60               44,222
          Band 33                                                             19,291.155                 8.54              164,746
          Band 34                                                              3,292.835                 8.49               27,956
          Band 41                                                              1,197.475                11.71               14,022
          Band 43                                                              3,391.380                11.65               39,510
                                                                         ---------------                           ---------------
                                                                          12,090,005.835                           $   106,165,819
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ProFund VP Europe 30
      Contracts in accumulation period:
          Band 2                                                               5,942.747      $          9.47      $        56,278
          Band 3                                                               2,072.700                 9.35               19,380
          Band 4                                                               3,994.079                 9.38               37,464
          Band 5                                                              29,271.612                 9.36              273,982
          Band 6                                                             525,739.219                 9.33            4,905,147
          Band 7                                                             744,527.784                 9.31            6,931,554
          Band 8                                                             148,328.962                 9.28            1,376,493
          Band 9                                                              77,158.479                 9.26              714,488
          Band 10                                                            236,068.883                 9.24            2,181,276
          Band 11                                                            305,285.834                 9.23            2,817,788
          Band 12                                                            132,396.874                 9.21            1,219,375
          Band 13                                                            321,502.763                 9.19            2,954,610
          Band 14                                                            552,592.379                 9.16            5,061,746
          Band 15                                                             23,931.825                 9.14              218,737
          Band 16                                                            241,301.706                 9.11            2,198,259
          Band 17                                                            156,921.014                 9.09            1,426,412
          Band 18                                                              7,322.036                 9.07               66,411
          Band 19                                                             48,053.117                 9.04              434,400
          Band 20                                                            300,854.608                 9.17            2,758,837
          Band 21                                                             62,417.408                 9.12              569,247
          Band 25                                                              1,332.961                 9.50               12,663
          Band 26                                                             11,091.187                 9.49              105,255
          Band 27                                                                245.312                 9.38                2,301
          Band 28                                                                979.702                 9.33                9,141
          Band 29                                                             51,058.249                 9.31              475,352
          Band 30                                                              5,966.512                 9.21               54,952
          Band 31                                                              5,033.445                 9.16               46,106
          Band 32                                                              2,372.007                 9.06               21,490
          Band 33                                                             11,538.285                 8.99              103,729
          Band 34                                                             10,914.292                 8.94               97,574
          Band 41                                                              1,776.758                13.58               24,128
          Band 42                                                              1,616.778                13.55               21,907
          Band 43                                                              3,092.316                13.52               41,808
          Band 45                                                                473.595                10.77                5,101
                                                                         ---------------                           ---------------
                                                                           4,033,175.428                           $    37,243,391
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ProFund VP Rising Rates Opportunity
      Contracts in accumulation period:
          Band 2                                                               7,457.454      $          8.27      $        61,673
          Band 4                                                              25,549.310                 8.25              210,782
          Band 5                                                              13,616.001                 8.24              112,196
          Band 6                                                             832,408.537                 8.23            6,850,722
          Band 7                                                             926,614.354                 8.22            7,616,770
          Band 8                                                             175,899.117                 8.21            1,444,132
          Band 9                                                             213,853.038                 8.21            1,755,733
          Band 10                                                            737,507.463                 8.20            6,047,561
          Band 11                                                            347,572.808                 8.20            2,850,097
          Band 12                                                            220,225.442                 8.19            1,803,646
          Band 13                                                            451,132.865                 8.18            3,690,267
          Band 14                                                            986,685.187                 8.17            8,061,218
          Band 15                                                             22,497.129                 8.17              183,802
          Band 16                                                             69,111.995                 8.16              563,954
          Band 17                                                            303,907.735                 8.15            2,476,848
          Band 18                                                              9,738.192                 8.15               79,366
          Band 19                                                             55,148.002                 8.13              448,353
          Band 20                                                            524,458.627                 8.18            4,290,072
          Band 21                                                            101,668.532                 8.16              829,615
          Band 26                                                             35,487.171                 8.28              293,834
          Band 27                                                             12,345.862                 8.25              101,853
          Band 28                                                              2,043.472                 8.23               16,818
          Band 29                                                            153,050.003                 8.22            1,258,071
          Band 30                                                             47,921.291                 8.19              392,475
          Band 31                                                             21,113.509                 8.17              172,497
          Band 32                                                             31,814.941                 8.14              258,974
          Band 33                                                             17,852.772                 8.12              144,965
          Band 34                                                             15,456.430                 8.10              125,197
          Band 41                                                             14,163.453                 8.19              115,999
          Band 42                                                              5,713.388                 8.17               46,678
          Band 43                                                              3,680.872                 8.15               29,999
          Band 44                                                              1,374.969                 8.62               11,852
          Band 45                                                              4,541.155                 8.66               39,326
                                                                         ---------------                           ---------------
                                                                           6,391,611.076                           $    52,385,345
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ProFund VP Small Cap
      Contracts in accumulation period:
          Band 2                                                               3,419.105      $         11.86      $        40,551
          Band 3                                                                 574.564                11.70                6,722
          Band 4                                                              61,851.086                11.75              726,750
          Band 5                                                              66,543.395                11.73              780,554
          Band 6                                                           2,539,027.393                11.68           29,655,840
          Band 7                                                           2,705,153.059                11.66           31,542,085
          Band 8                                                             338,299.766                11.62            3,931,043
          Band 9                                                             207,857.066                11.60            2,411,142
          Band 10                                                            702,471.083                11.58            8,134,615
          Band 11                                                            936,282.067                11.55           10,814,058
          Band 12                                                            281,732.435                11.53            3,248,375
          Band 13                                                            972,698.808                11.51           11,195,763
          Band 14                                                          1,784,671.329                11.47           20,470,180
          Band 15                                                             42,303.360                11.45              484,373
          Band 16                                                            191,273.781                11.40            2,180,521
          Band 17                                                            444,751.546                11.38            5,061,273
          Band 18                                                             52,726.402                11.36              598,972
          Band 19                                                            118,259.046                11.32            1,338,692
          Band 20                                                            820,563.953                11.49            9,428,280
          Band 21                                                             95,671.650                11.43            1,093,527
          Band 25                                                             15,390.946                11.90              183,152
          Band 26                                                             28,145.640                11.88              334,370
          Band 27                                                              4,573.568                11.75               53,739
          Band 28                                                             20,386.262                11.68              238,112
          Band 29                                                            184,725.031                11.66            2,153,894
          Band 30                                                             30,652.836                11.53              353,427
          Band 31                                                             30,998.231                11.47              355,550
          Band 32                                                             16,974.172                11.34              192,487
          Band 33                                                             10,256.784                11.26              115,491
          Band 34                                                             16,795.856                11.20              188,114
          Band 41                                                              5,568.467                12.70               70,720
          Band 42                                                              3,249.190                12.66               41,135
          Band 43                                                              9,047.954                12.64              114,366
          Band 44                                                              4,567.285                11.32               51,702
          Band 45                                                              7,234.221                11.12               80,445
                                                                         ---------------                           ---------------
                                                                          12,754,697.337                           $   147,670,020
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Jennison
      Contracts in accumulation period:
          Band 2                                                              10,505.473      $          5.99      $        62,928
          Band 4                                                              26,574.834                 5.92              157,323
          Band 5                                                             205,872.714                 5.91            1,216,708
          Band 6                                                           1,225,903.912                 5.88            7,208,315
          Band 7                                                           1,705,902.988                 5.87           10,013,651
          Band 8                                                             314,031.393                 5.84            1,833,943
          Band 9                                                             216,325.092                 5.83            1,261,175
          Band 10                                                            823,182.828                 5.81            4,782,692
          Band 11                                                            920,545.285                 5.80            5,339,163
          Band 12                                                            712,306.844                 5.78            4,117,134
          Band 13                                                          1,009,997.892                 5.77            5,827,688
          Band 14                                                          2,289,275.935                 5.74           13,140,444
          Band 15                                                             14,268.572                 5.73               81,759
          Band 16                                                             27,082.242                 5.70              154,369
          Band 17                                                            502,584.739                 5.69            2,859,707
          Band 18                                                            191,110.483                 5.67            1,083,596
          Band 19                                                            157,068.056                 5.65              887,435
          Band 20                                                            702,994.197                 5.76            4,049,247
          Band 21                                                            118,853.704                 5.72              679,843
          Band 25                                                             32,625.314                 6.02              196,404
          Band 26                                                             83,325.514                 6.01              500,786
          Band 27                                                             16,379.924                 5.92               96,969
          Band 28                                                             36,394.314                 5.88              213,999
          Band 29                                                             71,450.013                 5.87              419,412
          Band 30                                                             70,175.524                 5.78              405,615
          Band 31                                                             19,491.715                 5.74              111,882
          Band 32                                                             25,178.415                 5.66              142,510
          Band 33                                                             11,746.322                 5.61               65,897
          Band 34                                                              7,633.199                 5.57               42,517
          Band 41                                                              1,960.612                11.46               22,469
          Band 43                                                              6,712.783                11.41               76,593
          Band 44                                                              3,553.286                10.76               38,233
          Band 45                                                                563.987                10.64                6,001
                                                                         ---------------                           ---------------
                                                                          11,561,578.105                           $    67,096,407
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      SP William Blair International Growth
      Contracts in accumulation period:
          Band 2                                                               2,060.433      $          6.58      $        13,558
          Band 4                                                              59,253.635                 6.51              385,741
          Band 5                                                             165,536.228                 6.49            1,074,330
          Band 6                                                           2,659,754.460                 6.47           17,208,611
          Band 7                                                           2,874,555.152                 6.45           18,540,881
          Band 8                                                             238,995.197                 6.42            1,534,349
          Band 9                                                             222,032.603                 6.41            1,423,229
          Band 10                                                          1,316,699.886                 6.40            8,426,879
          Band 11                                                          1,245,151.811                 6.38            7,944,069
          Band 12                                                            748,064.242                 6.37            4,765,169
          Band 13                                                          1,363,830.355                 6.35            8,660,323
          Band 14                                                          2,612,622.201                 6.33           16,537,899
          Band 15                                                             18,796.050                 6.31              118,603
          Band 16                                                            161,989.529                 6.29            1,018,914
          Band 17                                                          1,017,995.229                 6.27            6,382,830
          Band 18                                                             65,592.086                 6.26              410,606
          Band 19                                                            202,618.478                 6.23            1,262,313
          Band 20                                                          1,223,881.636                 6.34            7,759,410
          Band 21                                                            377,054.742                 6.30            2,375,445
          Band 25                                                             56,755.585                 6.61              375,154
          Band 26                                                             39,967.589                 6.59              263,386
          Band 27                                                             27,746.955                 6.51              180,633
          Band 28                                                              2,878.622                 6.46               18,596
          Band 29                                                             97,836.277                 6.45              631,044
          Band 30                                                             44,386.030                 6.37              282,739
          Band 31                                                             40,981.096                 6.33              259,410
          Band 32                                                             19,854.418                 6.25              124,090
          Band 33                                                             10,878.184                 6.19               67,336
          Band 34                                                             28,641.205                 6.15              176,143
          Band 41                                                              8,746.964                13.44              117,559
          Band 42                                                                129.924                13.40                1,741
          Band 43                                                              3,165.929                13.38               42,360
          Band 44                                                              1,119.885                11.15               12,487
                                                                         ---------------                           ---------------
                                                                          16,959,572.616                           $   108,395,837
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Putnam VT Discovery Growth
      Contracts in accumulation period:
          Band 9                                                              22,664.390      $          8.33      $       188,794
          Band 13                                                              3,118.242                 8.27               25,788
          Band 15                                                              4,171.014                 8.23               34,327
          Band 26                                                             62,105.514                 8.52              529,139
          Band 27                                                             28,382.256                 8.44              239,546
          Band 28                                                              8,514.606                 8.39               71,438
          Band 29                                                            120,296.230                 8.38            1,008,082
          Band 30                                                             45,441.460                 8.29              376,710
          Band 31                                                             15,385.364                 8.24              126,775
          Band 32                                                             12,390.857                 8.16              101,109
          Band 33                                                             28,877.571                 8.10              233,908
          Band 34                                                             11,214.183                 8.06               90,386
          Band 42                                                                413.352                10.93                4,518
                                                                         ---------------                           ---------------
                                                                             362,975.039                           $     3,030,520
                                                                         ===============                           ===============

      Putnam VT Growth and Income
      Contracts in accumulation period:
          Band 4                                                                 237.920      $         12.30      $         2,926
          Band 9                                                              17,981.494                10.15              182,512
          Band 13                                                              3,093.748                10.07               31,154
          Band 15                                                              9,617.984                10.02               96,372
          Band 26                                                             63,376.167                10.59              671,154
          Band 27                                                             10,550.288                10.48              110,567
          Band 28                                                              2,234.699                10.42               23,286
          Band 29                                                            113,817.254                10.40            1,183,699
          Band 30                                                             48,377.708                10.29              497,807
          Band 31                                                             23,407.688                10.24              239,695
          Band 32                                                             18,892.077                 9.93              187,598
          Band 33                                                              7,071.966                 9.85               69,659
          Band 34                                                              1,001.400                 9.80                9,814
          Band 41                                                              2,295.806                12.22               28,055
          Band 43                                                              2,295.674                12.16               27,915
                                                                         ---------------                           ---------------
                                                                             324,251.873                           $     3,362,213
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Putnam VT International Growth and Income
      Contracts in accumulation period:
          Band 4                                                                 120.736      $         14.31      $         1,728
          Band 7                                                               1,876.279                13.03               24,448
          Band 9                                                              10,594.134                12.96              137,300
          Band 13                                                              3,344.205                12.87               43,040
          Band 15                                                             11,195.637                12.81              143,416
          Band 26                                                             66,398.319                13.26              880,442
          Band 27                                                             20,588.041                13.12              270,115
          Band 28                                                              6,036.952                13.05               78,782
          Band 29                                                             64,405.580                13.03              839,205
          Band 30                                                             26,479.650                12.89              341,323
          Band 31                                                             25,627.871                12.83              328,806
          Band 32                                                             16,598.170                12.70              210,797
          Band 33                                                              4,438.606                12.61               55,971
          Band 34                                                             16,817.911                12.54              210,897
          Band 43                                                              3,044.616                14.15               43,081
                                                                         ---------------                           ---------------
                                                                             277,566.707                           $     3,609,351
                                                                         ===============                           ===============

      Smith Barney High Income
      Contracts in accumulation period:
          Band 22                                                              2,661.517      $         15.67      $        41,706
          Band 23                                                             14,491.912                15.44              223,755
                                                                         ---------------                           ---------------
                                                                              17,153.429                           $       265,461
                                                                         ===============                           ===============

      Smith Barney International All Cap Growth
      Contracts in accumulation period:
          Band 22                                                              1,268.940      $         13.07      $        16,585
          Band 23                                                             15,300.975                12.88              197,077
                                                                         ---------------                           ---------------
                                                                              16,569.915                           $       213,662
                                                                         ===============                           ===============

      Smith Barney Large Cap Value
      Contracts in accumulation period:
          Band 22                                                              1,883.208      $         19.62      $        36,949
          Band 23                                                             19,907.800      $         19.34              385,017
                                                                         ---------------                           ---------------
                                                                              21,791.008                           $       421,966
                                                                         ===============                           ===============

      Smith Barney Money Market
      Contracts in accumulation period:
          Band 23                                                              2,970.509      $         12.37      $        36,745
                                                                         ---------------                           ---------------
                                                                               2,970.509                           $        36,745
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      UBS U.S. Allocation
      Contracts in accumulation period:
          Band 4                                                               3,990.429      $         12.00      $        47,885
          Band 7                                                               9,060.722                 9.74               88,251
          Band 9                                                              39,588.372                 9.69              383,611
          Band 13                                                              9,839.650                 9.62               94,657
          Band 15                                                             14,735.869                 9.57              141,022
          Band 26                                                            189,032.757                 9.92            1,875,205
          Band 27                                                             31,454.430                 9.81              308,568
          Band 28                                                             24,163.254                 9.76              235,833
          Band 29                                                            132,209.947                 9.74            1,287,725
          Band 30                                                             51,077.783                 9.64              492,390
          Band 31                                                             30,356.006                 9.59              291,114
          Band 32                                                             31,623.836                 9.49              300,110
          Band 33                                                              9,273.363                 9.43               87,448
          Band 34                                                              8,731.117                 9.38               81,898
          Band 41                                                              2,171.390                11.92               25,883
          Band 43                                                              7,317.233                11.86               86,782
                                                                         ---------------                           ---------------
                                                                             594,626.158                           $     5,828,382
                                                                         ===============                           ===============

      Wells Fargo VT Asset Allocation
      Contracts in accumulation period:
          Band 6                                                              27,950.829      $         11.37      $       317,801
          Band 10                                                             66,510.112                11.34              754,225
          Band 14                                                             40,366.320                11.30              456,139
          Band 17                                                             29,734.514                11.27              335,108
          Band 20                                                                861.399                11.31                9,742
          Band 21                                                                586.631                11.29                6,623
                                                                         ---------------                           ---------------
                                                                             166,009.805                           $     1,879,638
                                                                         ===============                           ===============

      Wells Fargo VT Equity Income
      Contracts in accumulation period:
          Band 6                                                               2,215.227      $         11.78      $        26,095
          Band 10                                                             16,526.222                11.75              194,183
          Band 14                                                             12,520.158                11.71              146,611
          Band 17                                                             35,621.162                11.68              416,055
          Band 20                                                              8,464.601                11.72               99,205
                                                                         ---------------                           ---------------
                                                                              75,347.370                           $       882,149
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Wells Fargo VT Equity Value
      Contracts in accumulation period:
          Band 10                                                             10,233.471      $         11.75      $       120,243
          Band 14                                                              5,174.508                11.72               60,645
          Band 17                                                              1,754.133                11.69               20,506
          Band 21                                                                849.835                11.70                9,943
                                                                         ---------------                           ---------------
                                                                              18,011.947                           $       211,337
                                                                         ===============                           ===============

      Wells Fargo VT Large Company Growth
      Contracts in accumulation period:
          Band 6                                                               2,063.866      $         10.46      $        21,588
          Band 10                                                             65,129.706                10.42              678,652
          Band 14                                                             40,918.874                10.39              425,147
          Band 15                                                             12,518.500                10.39              130,067
          Band 17                                                             85,897.172                10.37              890,754
          Band 20                                                             10,546.519                10.40              109,684
          Band 21                                                                939.800                10.38                9,755
                                                                         ---------------                           ---------------
                                                                             218,014.437                           $     2,265,647
                                                                         ===============                           ===============

      Wells Fargo VT Money Market
      Contracts in accumulation period:
          Band 14                                                             14,383.637      $          9.85      $       141,679
          Band 17                                                             23,138.671                 9.82              227,222
                                                                         ---------------                           ---------------
                                                                              37,522.308                           $       368,901
                                                                         ===============                           ===============

      Wells Fargo VT Small Cap Growth
      Contracts in accumulation period:
          Band 6                                                               2,083.154      $         11.95      $        24,894
          Band 10                                                             14,649.211                11.91              174,472
          Band 14                                                             12,059.263                11.88              143,264
          Band 17                                                             17,233.259                11.85              204,214
          Band 20                                                              1,866.175                11.88               22,170
                                                                         ---------------                           ---------------
                                                                              47,891.062                           $       569,014
                                                                         ===============                           ===============

      Wells Fargo VT Total Return Bond
      Contracts in accumulation period:
          Band 6                                                              11,806.479      $         10.43      $       123,142
          Band 10                                                             18,206.412                10.40              189,347
          Band 14                                                              5,969.843                10.37               61,907
          Band 15                                                                 58.124                10.36                  602
          Band 17                                                             10,447.122                10.35              108,128
          Band 20                                                                106.281                10.38                1,103
                                                                         ---------------                           ---------------
                                                                              46,594.261                           $       484,229
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

      Bands                           Products
      -------       ------------------------------------------------------------
      Band 1        Golden VAC 80, ING GoldenSelect DVA 080

      Band 2 Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100

      Band 3        ING GoldenSelect DVA Series 100

      Band 4 ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature Variable Annuity Option Package I

      Band 5        ING GoldenSelect DVA Plus - Standard (post January
                    2000 & post 2000)

      Band 6 First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000), ING GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus - Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II - Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard, WellsFargo ING Opportunities - Standard

      Band 7 Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January 2000), ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access - Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet (post 2000), ING GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145; ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145

      Band 8 Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus - 7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post 2000), ING GoldenSelect DVA Plus - Max
                    5.5 (post January 2000), ING GoldenSelect Access - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities - 5.5% Solution; Wells Fargo ING Opportunities Variable Annuity 155;

      Band 9 Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5% Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution (post January 2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign Signature Variable Annuity 160

      Band 10 ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING GoldenSelect ES II
                    - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends - Standard, Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165, ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual Ratchet, ING SmartDesign Advantage Variable Annuity 165,

      Band 11 Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max 5.5 (post January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post
                    2000), ING Golden Select DVA Plus 155, ING
                    GoldenSelect ES II - Max 5.5 (post 2000), ING GoldenSelect Premium Plus - 7% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet (post 2000), ING Golden Select Premium Plus - Max 5.5 (post January 2000), ING Golden Select Opportunities - Max 5.5, Wells Fargo Opportunities - Max 5.5

      Band 12 ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7 (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Max
                    5.5 (post 2000), ING GoldenSelect ES II - 7%
                    Solution (post 2000), ING GoldenSelect Generations - 7% Solution, ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities Variable Annuity 175

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------


      Bands                           Products
      -------       ------------------------------------------------------------
      Band 13       ING GoldenSelect Access - 7% Solution (post January
                    2000 and post 2000), ING GoldenSelect Access -
                    Standard (post April 2001), ING GoldenSelect
                    Generations Variable Annuity 150, ING GoldenSelect
                    Premium Plus - 7% Solution (post January 2000 and post 2000), ING GoldenSelect Landmark - 5.5%
                    Solution, ING SmartDesign Advantage Variable
                    Annuity, Wells Fargo ING Landmark - 5.5% Solution,
                    Wells Fargo ING Opportunities Variable Annuity 180

      Band 14 Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post 2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends - Quarterly, ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post
                    2000), ING GoldenSelect Premium Plus, ING
                    GoldenSelect Premium Plus (Citigroup/Smith Barney), Wells Fargo ING Landmark - Annual Ratchet

      Band 15       ING GoldenSelect Access - 5.5% Solution (post April
                    2001), ING GoldenSelect ES II 195, ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max 5.5, ING GoldenSelect Legends -WA Combo, ING Golden Select Opportunities Variable 195, ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195, ING SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity 195, Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable Annuity 195

      Band 16 ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205

      Band 17 ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark (Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect Legends - Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark Variable Annuity, Wells Fargo Landmark - Max 7

      Band 18       ING GoldenSelect Access - 7% Solution (post April
                    2001)

      Band 19 ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable Annuity 225

      Band 20 ING GoldenSelect ESII, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities, ING GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity 185, Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities - Max 7

      Band 21 ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable Annuity 200, Wells Fargo ING Landmark - 7% Solution

      Band 22       Granite PrimElite - Standard

      Band 23       ING GoldenSelect Granite PrimElite - Annual
                    Ratchet; ING GoldenSelect Granite PrimElite 140

      Band 24       ING GoldenSelect Access One

      Band 25       ING GoldenSelect Value

      Band 26       ING SmartDesign Variable Annuity Option I

      Band 27       ING SmartDesign Variable Annuity Option II

      Band 28 ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III

      Band 29       ING SmartDesign Variable Annuity Bonus Option I

      Band 30       ING SmartDesign Variable Annuity Bonus Option II

      Band 31       ING SmartDesign Variable Annuity Bonus Option III

      Band 32       ING SmartDesign Advantage Bonus Option I

      Band 33       ING SmartDesign Advantage Bonus Option II

      Band 34       ING SmartDesign Advantage Bonus Option III

      Band 35 ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I

      Band 36 ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING Focus VA Option II

      Band 37       ING Rollover Choice Option III (prior to August 7, 2003)

      Band 38       ING Rollover Choice Option I

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------


      Bands                           Products
      -------       ------------------------------------------------------------
      Band 39       ING Rollover Choice Option II

      Band 40       ING Rollover Choice Option III

      Band 41       ING SmartDesign Signature Option I

      Band 42       ING SmartDesign Signature Option II

      Band 43       ING SmartDesign Signature Option III

      Band 44       ING SmartDesign Advantage Variable Annuity 245

      Band 45       ING SmartDesign Advantage Variable Annuity 260

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Financial Highlights

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING GET Fund - Series N
               2004                              1,733     $10.06 to $10.40    $ 17,679    3.46%   1.45% to 2.40%   -0.79% to 0.19%
               2003                              2,282     $10.14 to $10.38      23,357    2.73    1.45% to 2.40%    1.81% to 2.77%
               2002                              2,862     $9.96 to $10.10       28,661    1.35    0.95% to 1.90%   -2.73% to -1.75%
               2001                              3,009     $10.24 to $10.28      30,868    2.25    0.95% to 1.90%         (b)
               2000                                (b)           (b)                (b)     (b)         (b)               (b)
      ING GET Fund - Series P
               2004                              8,449     $9.92 to $10.26       84,983    3.57    1.45% to 2.45%   -1.00% to 0.00%
               2003                             10,880     $9.89 to $10.26      110,101    2.58    1.45% to 3.05%    0.82% to 2.40%
               2002                             14,328     $9.81 to $10.02      143,846    0.07    0.75% to 2.55%   -1.80% to -0.20%
               2001                             15,276     $9.99 to $10.04      153,045     (b)    0.95% to 2.55%         (b)
               2000                                (b)           (b)                (b)     (b)         (b)               (b)
      ING GET Fund - Series Q
               2004                             10,392     $10.01 to $10.58     107,135    3.52    1.25% to 3.05%   -1.18% to 0.67%
               2003                             12,692     $10.13 to $10.51     131,095      --    1.25% to 3.05%    2.01% to 3.85%
               2002                             16,855     $9.93 to $10.12      169,029    2.51    0.75% to 2.55%   -0.70% to 1.20%
               2001                                190     $10.00                 1,904     (b)    0.95% to 1.90%         (b)
               2000                                (b)           (b)                (b)     (b)         (b)               (b)
      ING GET Fund - Series R
               2004                             10,766     $10.26 to $10.80     113,390    3.15    1.25% to 3.05%   -0.39% to 1.50%
               2003                             12,873     $10.30 to $10.64     134,755    0.01    1.25% to 3.05%    2.90% to 4.72%
               2002                             16,911     $10.01 to $10.16     170,526     (c)    0.75% to 2.55%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense           Total
                                                                Value            Net   Investment   Ratio(B)         Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   -------- --------  --------------   -----------------
      ING GET Fund - Series S
               2004                            12,848     $10.20 to $10.69    $134,146    2.60%   1.25% to 3.05%   -0.39% to 1.42%
               2003                            15,576     $10.24 to $10.54     161,820    0.09    1.25% to 3.05%    2.61% to 4.56%
               2002                            21,867     $9.98 to $10.08      219,270     (c)    0.75% to 2.55%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING GET Fund - Series T
               2004                            13,033     $10.26 to $10.70     136,447    2.76    1.25% to 3.05%   -0.48% to 1.33%
               2003                            15,618     $10.31 to $10.56     162,882    0.13    1.25% to 3.05%    2.69% to 4.55%
               2002                            23,643     $10.04 to $10.10     237,948     (c)    0.75% to 2.55%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING GET Fund - Series U
               2004                            13,476     $10.45 to $10.85     143,398    1.90    1.25% to 3.05%    0.29% to 2.17%
               2003                            16,063     $10.42 to $10.62     168,926      --    1.25% to 3.05%    4.30% to 6.20%
               2002                               105     $9.99 to $10.00        1,048     (c)    0.75% to 2.20%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING GET Fund - Series V
               2004                            23,741      $9.57 to $9.89      231,030    1.01    1.25% to 3.05%   -0.73% to 1.12%
               2003                            33,567      $9.64 to $9.78      325,984     (d)    1.25% to 3.05%         (d)
               2002                               (d)           (d)                (d)     (d)         (d)               (d)
               2001                               (d)           (d)                (d)     (d)         (d)               (d)
               2000                               (d)           (d)                (d)     (d)         (d)               (d)
      ING AIM Mid-Cap Growth
        (Service Class)
               2004                            15,547     $13.77 to $15.77     226,687      --    0.80% to 2.25%    5.11% to 6.70%
               2003                            16,058     $13.10 to $14.78     221,733      --    0.80% to 2.25%   41.01% to 42.94%
               2002                            14,324     $9.29 to $10.34      139,852      --    0.80% to 2.25%  -33.26% to -32.24%
               2001                            17,855     $13.92 to $15.26     259,382      --    0.80% to 2.25%  -22.66% to -21.78%
               2000                            19,182     $18.40 to $19.51     359,734     (a)         (a)               (a)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense           Total
                                                               Value            Net   Investment   Ratio(B)         Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      -------------------------------------   ------    ------------------   -------- --------- --------------   -----------------
      ING AIM Mid-Cap Growth
        (Advisor Class)
               2004                              467     $10.31 to $14.49    $  6,535      --%   1.40% to 2.10%    5.44% to 5.92%
               2003                              235     $13.60 to $13.68       3,194      --    1.40% to 1.85%   41.23% to 41.76%
               2002                                8      $9.63 to $9.65           78     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING Alliance Mid-Cap Growth
        (Service Class)
               2004                           26,948     $18.17 to $20.66     517,014      --    0.80% to 2.25%   16.85% to 18.53%
               2003                           28,328     $15.55 to $17.43     462,824      --    0.80% to 2.25%   63.34% to 65.68%
               2002                           24,777     $9.52 to $10.52      246,769      --    0.80% to 2.25%   -31.66% to -30.56%
               2001                           27,303     $13.93 to $15.15     395,434      --    0.80% to 2.25%   -15.42% to -14.46%
               2000                           27,139     $16.80 to $17.71     463,399       *          *                 *
      ING Alliance Mid-Cap Growth
        (Advisor Class)
               2004                              680     $10.78 to $20.25      12,840      --    1.40% to 2.10%   17.19% to 17.66%
               2003                              270     $17.10 to $17.21       4,624      --    1.40% to 1.85%   63.64% to 64.53%
               2002                               14     $10.45 to $10.46         148     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING American Funds Growth
               2004                           72,179     $10.64 to $11.96     854,063    0.01    0.95% to 2.60%   9.04% to 10.84%
               2003                           12,298     $10.73 to $10.79     132,320     (d)    0.95% to 2.55%         (d)
               2002                              (d)           (d)                (d)     (d)         (d)               (d)
               2001                              (d)           (d)                (d)     (d)         (d)               (d)
               2000                              (d)           (d)                (d)     (d)         (d)               (d)
      ING American Funds Growth-Income
               2004                           55,830     $10.60 to $11.97     661,150    0.16    0.95% to 2.60%    6.94% to 8.72%
               2003                            9,106     $10.95 to $11.01      99,959     (d)    0.95% to 2.55%         (d)
               2002                              (d)           (d)                (d)     (d)         (d)               (d)
               2001                              (d)           (d)                (d)     (d)         (d)               (d)
               2000                              (d)           (d)                (d)     (d)         (d)               (d)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense            Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                                 Units      (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                  (000's)      highest)         (000's)  Ratio(A)    highest)           highest)
      ---------------------------------------   ------  ------------------   --------   ----    --------------   -------------------
      ING American Funds International
               2004                             23,418   $11.16 to $13.67    $316,864    0.22%   0.95% to 2.60%   15.64% to 17.45%
               2003                              3,906   $11.57 to $11.64      45,340     (d)    0.95% to 2.55%         (d)
               2002                                (d)         (d)                (d)     (d)         (d)               (d)
               2001                                (d)         (d)                (d)     (d)         (d)               (d)
               2000                                (d)         (d)                (d)     (d)         (d)               (d)
      ING Capital Guardian Large Cap Value
        (Service Class)
               2004                             60,199   $10.48 to $11.44     648,665    0.19    0.50% to 2.25%    6.83% to 8.75%
               2003                             55,938   $9.81 to $10.52      561,288    0.05    0.50% to 2.25%   33.65% to 36.09%
               2002                             39,602    $7.34 to $7.73      295,688    0.25    0.50% to 2.25%   -25.48% to -24.22%
               2001                             27,628   $9.85 to $10.20      275,489    0.25    0.50% to 2.25%   -5.43% to -4.44%
               2000                              9,362   $10.50 to $10.59      98,545     (a)         (a)               (a)
      ING Capital Guardian Large Cap Value
        (Advisor Class)
               2004                                692   $10.48 to $14.85      10,041    0.23    1.40% to 2.10%    7.07% to 7.53%
               2003                                495   $13.72 to $13.81       6,805      --    1.40% to 1.85%   33.85% to 34.47%
               2002                                 32   $10.25 to $10.27         333     (c)    1.40% to 1.85%         (c)
               2001                                (c)         (c)                (c)     (c)         (c)               (c)
               2000                                (c)         (c)                (c)     (c)         (c)               (c)
      ING Capital Guardian Managed Global
        (Service Class)
               2004                             19,426   $18.24 to $22.64     383,093    0.47    0.50% to 2.25%   8.44% to 10.39%
               2003                             19,452   $16.82 to $20.51     352,387      --    0.50% to 2.25%   33.28% to 35.65%
               2002                             16,459   $12.62 to $15.12     223,084    0.13    0.50% to 2.25%   -22.00% to -20.59%
               2001                             14,451   $16.18 to $19.04     250,388    0.13    0.50% to 2.25%   -13.60% to -12.34%
               2000                             11,365   $19.34 to $21.72     228,347     (a)         (a)               (a)
      ING Capital Guardian Managed Global
        (Advisor Class)
               2004                                328   $10.71 to $15.02       4,767    0.79    1.40% to 2.10%    8.63% to 9.16%
               2003                                152   $13.68 to $13.76       2,084      --    1.40% to 1.85%   33.72% to 34.38%
               2002                                  5   $10.23                    50     (c)    1.75% to 1.85%         (c)
               2001                                (c)         (c)                (c)     (c)         (c)               (c)
               2000                                (c)         (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense            Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      -------------------------------------   ------    ------------------   -------- ---------- -------------   -------------------
      ING Capital Guardian Small Cap
        (Service Class)
               2004                           28,547     $17.83 to $20.91    $538,021    0.19%   0.50% to 2.25%    5.07% to 6.96%
               2003                           30,090     $16.97 to $19.55     537,286    0.15    0.50% to 2.25%   37.19% to 39.64%
               2002                           26,339     $12.37 to $14.00     341,146    0.12    0.80% to 2.25%   -27.11% to -25.80%
               2001                           27,165     $16.97 to $18.87     480,513    0.13    0.50% to 2.25%   -3.40% to -1.97%
               2000                           23,107     $17.94 to $19.25     422,097     (a)         (a)               (a)
      ING Capital Guardian Small Cap
        (Advisor Class)
               2004                              582     $10.22 to $14.23       7,939    0.38    1.40% to 2.10%    5.31% to 5.80%
               2003                              310     $13.37 to $13.45       4,148    0.18    1.40% to 1.85%   37.55% to 38.23%
               2002                               33      $9.72 to $9.73          321     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING Developing World
        (Service Class)
               2004                           14,735     $9.86 to $10.91      151,706    0.38    0.80% to 2.25%   15.05% to 16.81%
               2003                           12,265      $8.57 to $9.34      109,258    0.21    0.80% to 2.25%   43.31% to 45.48%
               2002                            9,702      $5.98 to $6.42       60,000      --    0.80% to 2.25%   -12.70% to -11.45%
               2001                           10,141      $6.85 to $7.25       71,466    1.18    0.80% to 2.25%   -7.10% to -5.97%
               2000                            7,211      $7.47 to $7.71       54,398     (a)         (a)               (a)
      ING Developing World
        (Advisor Class)
               2004                              467     $11.10 to $16.25       7,217    0.63    1.40% to 2.10%   15.52% to 16.07%
               2003                              140     $13.92 to $14.00       1,956    0.20    1.40% to 1.85%   43.51% to 44.18%
               2002                                8      $9.70 to $9.71           79     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING Eagle Asset Capital Appreciation
        (Service Class)
               2004                           10,891     $11.05 to $22.26     223,247    0.90    0.80% to 2.60%   11.94% to 13.98%
               2003                           11,683     $16.67 to $19.53     212,149    0.22    0.80% to 2.55%   22.12% to 24.24%
               2002                           11,740     $13.65 to $15.72     173,239    0.69    0.80% to 2.55%   -20.82% to -17.70%
               2001                           10,991     $17.24 to $19.10     199,039    0.85    0.80% to 2.25%   -6.21% to -5.21%
               2000                            9,358     $18.85 to $20.15     180,722     (a)         (a)               (a)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  --------  -------------   -----------------
      ING Eagle Asset Capital Appreciation
        (Advisor Class)
               2004                                143     $13.29 to $13.43    $  1,905    1.23%   1.40% to 1.85%   12.63% to 13.14%
               2003                                 86     $11.80 to $11.87       1,022    0.18    1.40% to 1.85%   22.79% to 23.26%
               2002                                 11      $9.61 to $9.63          107     (c)    1.40% to 1.85%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING Evergreen Health Sciences
        (Advisor Class)
               2004                                277      $9.85 to $9.90        2,731     (e)    1.40% to 2.10%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)
      ING Evergreen Health Sciences
        (Service Class)
               2004                              2,972      $9.82 to $9.94       29,371     (e)    0.95% to 2.60%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)
      ING Evergreen Omega
        (Advisor Class)
               2004                                 30     $10.43 to $10.48         317     (e)    1.40% to 2.10%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)
      ING Evergreen Omega
        (Service Class)
               2004                                290     $10.42 to $10.52       3,037     (e)    0.95% to 2.25%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                              Expense            Total
                                                               Value            Net   Investment    Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income     (lowest to        (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)     highest)          highest)
      -------------------------------------   ------    ------------------   --------  --------  --------------  -------------------

      IMG FMR Diversified Mid-Cap
        (Service Class)
               2004                           21,954     $11.22 to $11.90    $252,365    0.13%    0.90% to 2.25%  21.30% to 22.93%
               2003                           17,427      $9.25 to $9.68      164,205      --     0.90% to 2.25%  30.47% to 32.42%
               2002                           12,695      $7.09 to $7.31       91,159    0.29     0.90% to 2.25%  -21.13% to -20.11%
               2001                            6,381      $8.99 to $9.15       57,814    0.48     0.90% to 2.25%  -8.41% to -7.79%
               2000                            1,150      $9.87 to $9.88       11,358     (a)          (a)              (a)
      IMG FMR Diversified Mid-Cap
        (Advisor Class)
               2004                              666     $11.82 to $15.21       9,744    0.22     1.40% to 2.10%  21.57% to 22.07%
               2003                              303     $12.38 to $12.46       3,754      --     1.40% to 1.85%  30.73% to 31.43%
               2002                               23      $9.47 to $9.48          220     (c)     1.40% to 1.85%        (c)
               2001                              (c)           (c)                (c)     (c)          (c)              (c)
               2000                              (c)           (c)                (c)     (c)          (c)              (c)
      ING Goldman Sachs Tollkeeper
        (Service Class)
               2004                            9,719      $6.88 to $7.24       68,251      --     0.90% to 2.25%  9.03% to 10.53%
               2003                            8,371      $6.31 to $6.55       53,622      --     0.90% to 2.25%  37.77% to 39.66%
               2002                            2,769      $4.58 to $4.69       12,802      --     0.90% to 2.25%  -39.50% to -38.61%
               2001                              709      $7.57 to $7.64        5,389     (b)     0.90% to 2.25%        (b)
               2000                              (b)           (b)                (b)     (b)          (b)              (b)
      ING Goldman Sachs Tollkeeper
        (Advisor Class)
               2004                              283     $11.16 to $15.87       4,337      --     1.40% to 2.10%   9.26% to 9.75%
               2003                              180     $14.37 to $14.46       2,595      --     1.40% to 1.85%  38.17% to 38.77%
               2002                                5     $10.40 to $10.42          53     (c)     1.40% to 1.85%        (c)
               2001                              (c)           (c)                (c)     (c)          (c)              (c)
               2000                              (c)           (c)                (c)     (c)          (c)              (c)
      ING Hard Assets
        (Service Class)
               2004                            8,900     $19.26 to $24.34     187,945    0.95     0.80% to 2.25%   4.05% to 5.55%
               2003                            6,911     $18.51 to $23.06     140,016    0.37     0.80% to 2.25%  48.79% to 51.02%
               2002                            4,986     $12.44 to $15.93      67,753    0.68     0.50% to 2.25%  -1.50% to 4.32%
               2001                            2,395     $12.63 to $15.27      33,209      --     0.80% to 2.25%  -13.82% to -12.84%
               2000                            2,584     $15.34 to $17.52      41,509     (a)          (a)              (a)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense           Total
                                                               Value            Net   Investment   Ratio(B)         Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      -------------------------------------   ------    ------------------   -------- --------- --------------   -----------------
      ING Hard Assets
        (Advisor Class)
               2004                              688     $10.54 to $15.44    $ 10,189    1.36%   1.40% to 2.10%    4.23% to 4.75%
               2003                              207     $14.66 to $14.74       3,037    0.45    1.40% to 1.85%   49.29% to 49.95%
               2002                               10      $9.82 to $9.83           97     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING International
        (Service Class)
               2004                           17,199     $9.80 to $11.15      177,640    0.92    0.80% to 2.25%   14.09% to 15.78%
               2003                           17,997      $8.59 to $9.63      162,082    0.25    0.80% to 2.25%   26.32% to 28.23%
               2002                           16,969      $6.80 to $7.46      120,477    0.75    0.90% to 2.25%   -18.76% to -16.93%
               2001                           16,734      $8.37 to $8.98      144,061      --    0.90% to 2.10%   -24.87% to -22.18%
               2000                           17,171     $11.23 to $11.73     194,618     (a)         (a)               (a)
      ING International
        (Advisor Class)
               2004                              646     $11.37 to $14.33       9,037    1.23    1.40% to 2.10%   14.35% to 14.92%
               2003                              401     $12.40 to $12.47       4,980    0.31    1.40% to 1.85%   26.66% to 27.24%
               2002                               26      $9.79 to $9.80          254     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING Janus Special Equity
        (Service Class)
               2004                            6,384     $10.03 to $11.52      65,678      --    0.90% to 2.55%   14.50% to 16.05%
               2003                            6,039      $8.76 to $9.16       53,911      --    0.90% to 2.25%   46.98% to 48.94%
               2002                            3,609      $5.96 to $6.15       21,794      --    0.90% to 2.25%   -27.58% to -26.61%
               2001                            2,932      $8.23 to $8.38       24,325    0.37    0.90% to 2.25%   -6.87% to -6.19%
               2000                              663      $8.88 to $8.89        5,891     (a)         (a)               (a)
      ING Janus Special Equity
        (Advisor Class)
               2004                              136     $11.31 to $16.45       2,177      --    1.40% to 2.10%   14.73% to 15.28%
               2003                               56     $14.91 to $14.27         801      --    1.40% to 1.85%   47.51% to 48.18%
               2002                                6      $9.62 to $9.63           56     (c)    1.40% to 1.75%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                              Expense            Total
                                                               Value            Net   Investment    Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income     (lowest to       (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)     highest)          highest)
      -------------------------------------   ------    ------------------   --------  --------  --------------  -------------------
      ING Jennison Equity Opportunities
        (Service Class)
               2004                           14,961     $19.35 to $23.31    $314,930    0.28%    0.80% to 2.25%  10.07% to 11.69%
               2003                           17,530     $17.58 to $20.87     333,380    0.09     0.80% to 2.25%  28.13% to 30.03%
               2002                           19,040     $13.72 to $16.05     280,954    0.13     0.80% to 2.25%  -30.85% to -29.82%
               2001                           20,717     $19.84 to $22.87     440,209    0.07     0.80% to 2.25%  -14.67% to -13.67%
               2000                           19,193     $24.06 to $26.49     477,934     (a)          (a)              (a)
      ING Jennison Equity Opportunities
        (Advisor Class)
               2004                              241     $10.87 to $13.96       3,292    0.57     1.40% to 2.10%  10.30% to 10.88%
               2003                              131     $12.52 to $12.59       1,639    0.12     1.40% to 1.85%  28.54% to 29.13%
               2002                                3      $9.74 to $9.75           34     (c)     1.40% to 1.85%        (c)
               2001                              (c)           (c)                (c)     (c)          (c)              (c)
               2000                              (c)           (c)                (c)     (c)          (c)              (c)
      ING JPMorgan Small Cap Equity
        (Service Class)
               2004                           11,640     $13.63               158,627      --     0.80% to 2.60%  23.68% to 33.89%
               2003                            6,338     $10.18 to $11.02      65,484      --     0.80% to 2.55%  30.85% to 33.12%
               2002                            1,212      $7.79 to $7.87        9,490     (c)     0.90% to 2.40%        (c)
               2001                              (c)           (c)                (c)     (c)          (c)              (c)
               2000                              (c)           (c)                (c)     (c)          (c)              (c)
      ING JPMorgan Small Cap Equity
        (Advisor Class)
               2004                            2,183     $11.93 to $15.53      32,610      --     1.40% to 2.10%  23.45% to 24.04%
               2003                              889     $2.45 to $12.52       11,088      --     1.40% to 1.85%  31.33% to 31.93%
               2002                               54      $9.48 to $9.49          511     (c)     1.40% to 1.85%        (c)
               2001                              (c)           (c)                (c)     (c)          (c)              (c)
               2000                              (c)           (c)                (c)     (c)          (c)              (c)
      ING Julius Baer Foreign
        (Service Class)
               2004                           15,131     $11.44 to $13.55     185,592    0.11     0.90% to 2.60%  14.85% to 16.87%
               2003                            3,272     $10.44 to $11.69      34,644    0.99     0.90% to 2.55%  27.94% to 30.06%
               2002                              608      $8.17 to $8.25        4,990     (c)     0.90% to 2.40%        (c)
               2001                              (c)           (c)                (c)     (c)          (c)              (c)
               2000                              (c)           (c)                (c)     (c)          (c)              (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                            Unit Fair                              Expense           Total
                                                              Value            Net   Investment    Ratio(B)         Return(C)
                                               Units       (lowest to        Assets    Income     (lowest to       (lowest to
                      Division                (000's)       highest)         (000's)  Ratio(A)     highest)         highest)
      -------------------------------------   ------   ------------------   --------  --------  --------------   -----------------
      ING Julius Baer Foreign
        (Advisor Class)
               2004                            1,245    $11.47 to $14.62    $ 17,516    0.03%    1.40% to 2.10%   15.58% to 16.04%
               2003                              203    $12.52 to $12.60       2,550    1.03     1.40% to 1.85%   28.54% to 29.10%
               2002                               17     $9.74 to $9.76          165     (c)     1.40% to 1.85%         (c)
               2001                              (c)          (c)                (c)     (c)          (c)               (c)
               2000                              (c)          (c)                (c)     (c)          (c)               (c)
      ING Legg Mason Value
        (Service Class)
               2004                           30,531    $9.10 to $12.10      288,326    0.14     0.90% to 2.60%   10.98% to 12.82%
               2003                           26,637    $8.20 to $10.81      224,722    0.03     0.90% to 2.55%   19.36% to 21.49%
               2002                           18,616     $6.87 to $7.13      130,345    0.45     0.90% to 2.55%   -21.75% to -20.16%
               2001                           10,487     $8.78 to $8.93       92,720    1.02     0.90% to 2.25%   -11.18% to -10.34%
               2000                            1,280     $9.93 to $9.96       12,726     (a)          (a)               (a)
      ING Legg Mason Value
        (Advisor Class)
               2004                            1,086    $11.15 to $13.14      13,915    0.20     1.40% to 2.10%   11.58% to 12.03%
               2003                              616    $11.66 to $11.73       7,195      --     1.40% to 1.85%   20.06% to 20.58%
               2002                               60     $9.71 to $9.73          587     (c)     1.40% to 1.85%         (c)
               2001                              (c)          (c)                (c)     (c)          (c)               (c)
               2000                              (c)          (c)                (c)     (c)          (c)               (c)
      ING LifeStyle Aggressive Growth
               2004                           19,102    $11.17 to $11.30     214,566     (e)     0.95% to 2.60%         (e)
               2003                              (e)          (e)                (e)     (e)          (e)               (e)
               2002                              (e)          (e)                (e)     (e)          (e)               (e)
               2001                              (e)          (e)                (e)     (e)          (e)               (e)
               2000                              (e)          (e)                (e)     (e)          (e)               (e)
      ING LifeStyle Growth
               2004                           42,766    $11.05 to $11.18     475,452     (e)     0.95% to 2.60%         (e)
               2003                              (e)          (e)                (e)     (e)          (e)               (e)
               2002                              (e)          (e)                (e)     (e)          (e)               (e)
               2001                              (e)          (e)                (e)     (e)          (e)               (e)
               2000                              (e)          (e)                (e)     (e)          (e)               (e)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING LifeStyle Moderate Growth
               2004                             41,489     $10.88 to $11.00    $453,887     (e)%   0.95% to 2.60%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)
      ING LifeStyle Moderate
               2004                             19,609     $10.74 to $10.86     211,827     (e)    0.95% to 2.60%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)
      ING Limited Maturity Bond
               2004                             18,084     $17.78 to $23.58     357,305    4.19    0.50% to 2.25%   -0.89% to 0.90%
               2003                             27,037     $17.94 to $23.37     534,954    0.74    0.50% to 2.25%    0.56% to 2.32%
               2002                             28,506     $17.84 to $22.84     558,941    3.62    0.50% to 2.25%    4.82% to 6.68%
               2001                             19,509     $17.02 to $21.41     364,062    4.84    0.50% to 2.25%    6.78% to 8.30%
               2000                             11,438     $16.67 to $19.77     200,958     (a)         (a)               (a)
      ING Liquid Assets (Service Class)
               2004                             41,260     $9.83 to $17.37      618,281    1.05    0.75% to 2.60%   -1.66% to 0.17%
               2003                             49,098     $9.95 to $18.00      745,674    0.78    0.50% to 2.55%   -1.78% to 0.22%
               2002                             66,797     $13.46 to $17.34    1,023,179   1.42    0.50% to 2.55%   -1.17% to 0.96%
               2001                             69,541     $13.62 to $17.79    1,071,485   3.59    0.50% to 2.55%    1.86% to 3.01%
               2000                             44,678     $14.50 to $16.61     679,666     (a)         (a)               (a)
      ING Liquid Assets (Advisor Class)
               2004                                970      $9.74 to $9.91        9,497    1.14    1.40% to 2.10%   -1.12% to -0.61%
               2003                                490      $9.85 to $9.91        4,837    0.81    1.40% to 1.85%   -1.30% to -0.80%
               2002                                180      $9.98 to $9.99        1,800     (c)    1.40% to 1.85%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense           Total
                                                               Value            Net   Investment   Ratio(B)         Return(C)
                                                Units       (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                 (000's)       highest)         (000's)  Ratio(A)    highest)         highest)
      --------------------------------------   ------   ------------------   --------  -------  --------------   -----------------
      ING Marsico Growth (Service Class)
               2004                            54,430    $11.02 to $16.52    $813,432      --%   0.50% to 2.60%   9.95% to 11.92%
               2003                            57,559    $12.87 to $14.76     778,700      --    0.50% to 2.25%   29.74% to 32.02%
               2002                            53,954    $9.92 to $11.18      560,041      --    0.50% to 2.25%   -31.16% to -29.91%
               2001                            66,921    $14.41 to $15.95   1,002,892      --    0.50% to 2.25%   -31.55% to -30.59%
               2000                            67,525    $21.49 to $22.98   1,474,980     (a)         (a)               (a)
      ING Marsico Growth (Advisor Class)
               2004                             1,088    $10.98 to $14.16      15,095      --    1.40% to 2.10%   10.23% to 10.72%
               2003                               654    $12.71 to $12.79       8,324      --    1.40% to 1.85%   30.23% to 30.81%
               2002                                 9     $9.76 to $9.78           92     (c)    1.40% to 1.75%         (c)
               2001                               (c)          (c)                (c)     (c)         (c)               (c)
               2000                               (c)          (c)                (c)     (c)         (c)               (c)
      ING Mercury Focus Value
        (Service Class)
               2004                             3,468    $11.64 to $12.10      40,913    0.27    0.80% to 2.25%   8.99% to 10.53%
               2003                             2,431    $10.68 to% 10.92      26,184    0.21    0.90% to 2.25%   28.33% to 30.00%
               2002                               710     $8.32 to $8.40        5,931     (c)    0.90% to 2.25%         (c)
               2001                               (c)          (c)                (c)     (c)         (c)               (c)
               2000                               (c)          (c)                (c)     (c)         (c)               (c)
      ING Mercury Focus Value
        (Advisor Class)
               2004                               170    $10.63 to $14.44       2,419    0.19    1.40% to 2.10%    9.33% to 9.81%
               2003                            61,511    $13.07 to $13.15         805    0.23    1.40% to 1.85%   28.64% to 29.30%
               2002                                 5    $10.16 to $10.17          48     (c)    1.65% to 1.85%         (c)
               2001                               (c)          (c)                (c)     (c)         (c)               (c)
               2000                               (c)          (c)                (c)     (c)         (c)               (c)
      ING Mercury Large Cap Growth
        (Service Class)
               2004                             1,738    $10.69 to $11.08      18,861      --    0.90% to 2.25%   8.64% to 10.03%
               2003                             1,372    $9.84 to $10.07       13,630      --    0.90% to 2.25%   24.09% to 25.88%
               2002                               345     $7.93 to $8.00        2,742     (c)    0.90% to 2.15%         (c)
               2001                               (c)          (c)                (c)     (c)         (c)               (c)
               2000                               (c)          (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      ING Mercury Large Cap Growth
        (Advisor Class)
               2004                              171     $10.95 to $12.92    $  2,165      --%   1.40% to 2.10%    8.86% to 9.40%
               2003                           72,746     $11.74 to $11.81         856      --    1.40% to 1.85%   24.36% to 24.97%
               2002                               11      $9.44 to $9.45          108     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING MFS(R) Mid-Cap Growth
        (Service Class)
               2004                           27,088     $22.90 to $27.45     661,572      --    0.50% to 2.25%   12.48% to 14.47%
               2003                           29,373     $20.36 to $23.98     634,357      --    0.50% to 2.25%   36.01% to 38.45%
               2002                           27,548     $14.97 to $17.32     435,581      --    0.50% to 2.25%   -49.97% to -49.07%
               2001                           29,521     $29.92 to $34.01     928,290    0.37    0.50% to 2.25%   -25.09% to -24.25%
               2000                           27,623     $40.98 to $43.92   1,158,061       *          *                 *
      ING MFS(R) Mid-Cap Growth
        (Advisor Class)
               2004                            1,170     $10.80 to $15.16      17,093      --    1.40% to 2.10%   12.70% to 13.22%
               2003                              722     $13.31 to $13.39       9,625      --    1.40% to 1.85%   36.48% to 37.05%
               2002                               56      $9.75 to $9.77          549     (c)    1.40% to 1.80%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING MFS(R) Total Return
        (Service Class)
               2004                           54,357     $10.75 to $26.62   1,279,372    1.88    0.50% to 2.60%   8.30% to 10.59%
               2003                           52,822     $10.66 to $24.07   1,142,408    0.53    0.50% to 2.55%   13.79% to 16.17%
               2002                           45,174     $17.48 to $20.72     853,266    2.36    0.50% to 2.55%   -7.51% to -5.56%
               2001                           39,136     $18.90 to $21.94     793,394    4.88    0.50% to 2.55%   -1.44% to -0.32%
               2000                           29,621     $20.10 to $21.54     608,868     (a)         (a)               (a)
      ING MFS(R) Total Return
        (Advisor Class)
               2004                            2,842     $10.70 to $12.62      35,147    2.53    1.40% to 2.10%    8.99% to 9.45%
               2003                            1,416     $11.46 to $11.53      16,257    0.74    1.40% to 1.85%   14.26% to 14.84%
               2002                               95     $10.03 to $10.04         955     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      ING Oppenheimer Main Street
        (Service Class)
                2004                          24,115     $10.85 to $22.01    $487,638    0.79%   0.80% to 2.55%     10.00% to 11.95%
                2003                          27,160     $16.70 to $19.66     494,911    0.21    0.80% to 2.55%     21.45% to 23.57%
                2002                          28,285     $13.75 to $15.91     421,035    0.41    0.80% to 2.55%   -28.35% to -25.45%
                2001                          31,622     $19.19 to $21.34     637,711    0.12    0.80% to 2.25%   -22.97% to -22.09%
                2000                          30,638     $25.56 to $27.39     800,528       *          *                 *
      ING Oppenheimer Main Street
        (Advisor Class)
                2004                             219     $10.73 to $13.24       2,848    1.04    1.40% to 2.10%   10.64% to 11.08%
                2003                             165     $11.84 to $11.92       1,951    0.18    1.40% to 1.85%   22.06% to 22.66%
                2002                              34      $9.70 to $9.72          326     (c)    1.40% to 1.85%         (c)
                2001                             (c)           (c)                (c)     (c)         (c)               (c)
                2000                             (c)           (c)                (c)     (c)         (c)               (c)
      ING PIMCO Core Bond
        (Service Class)
                2004                          44,134     $10.26 to $14.51     581,595    2.76    0.75% to 2.60%    2.21% to 4.09%
                2003                          40,186     $10.25 to $13.94     514,027    0.48    0.75% to 2.55%    2.08% to 3.97%
                2002                          34,238     $11.55 to $13.41     425,125    3.72    0.80% to 2.55%    3.69% to 8.23%
                2001                           9,873     $11.14 to $12.39     114,996    0.40    0.80% to 2.25%    0.53% to 1.64%
                2000                           3,438     $11.37 to $12.19      40,000     (a)         (a)               (a)
      ING PIMCO Core Bond
        (Advisor Class)
                2004                           2,587     $10.03 to $10.92      27,855    3.26    1.40% to 2.10%    2.95% to 3.31%
                2003                           1,573     $10.50 to $10.57      16,545    0.67    1.40% to 1.85%    2.54% to 3.02%
                2002                              97     $10.24 to $10.26         992     (c)    1.40% to 1.85%         (c)
                2001                             (c)           (c)                (c)     (c)         (c)               (c)
                2000                             (c)           (c)                (c)     (c)         (c)               (c)
      ING PIMCO High Yield
                2004                          60,645     $10.73 to $11.13     654,861     (e)    0.50% to 2.60%         (e)
                2003                             (e)           (e)                (e)     (e)         (e)               (e)
                2002                             (e)           (e)                (e)     (e)         (e)               (e)
                2001                             (e)           (e)                (e)     (e)         (e)               (e)
                2000                             (e)           (e)                (e)     (e)         (e)               (e)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      ING Salomon Brothers All Cap
        (Service Class)
               2004                           34,853     $10.52 to $12.76    $427,236    0.18%   0.90% to 2.55%    5.04% to 6.87%
               2003                           36,433     $11.11 to $11.94     421,482    0.06    0.90% to 2.55%   35.73% to 37.56%
               2002                           29,232      $8.34 to $8.68      247,740    0.22    0.90% to 2.55%   -27.23% to -26.19%
               2001                           25,814     $11.46 to $11.76     299,314    1.47    0.90% to 2.25%    0.00% to 0.94%
               2000                            9,062     $11.54 to $11.65     104,883     (a)         (a)               (a)
      ING Salomon Brothers All Cap
        (Advisor Class)
               2004                            1,115     $10.30 to $13.84      14,779    0.38    1.40% to 2.10%    5.63% to 6.13%
               2003                              472     $12.96 to $13.04       6,124      --    1.40% to 1.85%   36.13% to 36.83%
               2002                               18      $9.52 to $9.53          176     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING Salomon Brothers Investors
        (Service Class)
               2004                           13,023     $10.85 to $12.11     145,322    0.65    0.90% to 2.55%    7.43% to 9.01%
               2003                           13,185     $10.10 to $11.13     136,147    0.18    0.90% to 2.25%   28.34% to 30.04%
               2002                           11,516      $7.87 to $8.19       92,136    0.81    0.90% to 2.25%   -24.69% to -23.67%
               2001                            8,646     $10.45 to $10.73      91,400    1.30    0.90% to 2.25%   -6.16% to -5.13%
               2000                            1,917     $11.21 to $11.31      21,558     (a)         (a)               (a)
      ING Salomon Brothers Investors
        (Advisor Class)
               2004                              144     $10.46 to $13.65       1,920    0.82    1.40% to 2.10%    7.66% to 8.25%
               2003                               81     $12.54 to $12.61       1,014    0.15    1.40% to 1.85%   28.72% to 29.20%
               2002                               30      $9.74 to $9.75          297     (c)    1.65% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING T. Rowe Price Capital
        Appreciation (Service Class)
               2004                           49,150     $34.53 to $43.65   1,866,804    1.12    0.80% to 2.25%   13.96% to 15.69%
               2003                           41,070     $30.30 to $37.73   1,365,679    0.36    0.80% to 2.25%   22.42% to 24.23%
               2002                           34,525     $24.75 to $30.37     935,079    1.72    0.80% to 2.25%   -1.79% to -0.33%
               2001                           23,375     $25.20 to $30.47     644,971    3.34    0.80% to 2.25%    7.85% to 9.02%
               2000                           13,395     $24.47 to $27.95     345,651     (a)         (a)               (a)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      ING T. Rowe Price Capital
        Appreciation (Advisor Class)
               2004                            4,029     $11.24 to $14.16    $ 55,427    1.53%   1.40% to 2.10%   14.27% to 14.84%
               2003                            1,646     $12.26 to $12.33      20,206    0.48    1.40% to 1.85%   22.70% to 23.18%
               2002                               89     $9.99 to $10.01          894     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING T. Rowe Price Equity Income
        (Service Class)
               2004                           33,622     $11.01 to $33.00     916,190    0.96    0.50% to 2.60%   12.27% to 14.31%
               2003                           26,391     $22.16 to $28.87     643,858    0.31    0.50% to 2.25%   22.36% to 24.55%
               2002                           20,545     $18.11 to $23.18     409,670    1.34    0.50% to 2.25%   -15.14% to -13.64%
               2001                           17,698     $21.34 to $26.84     416,763    1.95    0.50% to 2.25%   -0.58% to 1.46%
               2000                           12,207     $22.48 to $26.61     291,793     (a)         (a)               (a)
      ING T. Rowe Price Equity Income
        (Advisor Class)
               2004                            1,728     $11.12 to $13.70      23,091    1.17    1.40% to 2.10%   12.45% to 13.04%
               2003                              896     $12.05 to $12.12      10,819    0.38    1.40% to 1.85%   22.83% to 23.30%
               2002                               65      $9.81 to $9.83          640     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING UBS U.S. Balanced
        (Service Class)
               2004                           11,173     $8.91 to $10.96      102,102    0.80    0.50% to 2.60%    8.39% to 9.90%
               2003                            8,206      $8.22 to $8.59       68,664    0.01    0.90% to 2.25%   15.41% to 16.87%
               2002                            6,551      $7.12 to $7.35       47,241    1.11    0.90% to 2.25%   -16.73% to -15.52%
               2001                            5,718      $8.55 to $8.70       49,242    1.78    0.90% to 2.25%   -8.32% to -7.68%
               2000                              501      $9.37 to $9.38        4,696     (a)         (a)               (a)
      ING UBS U.S. Balanced
        (Advisor Class)
               2004                              268     $10.73 to $12.42       3,204    1.15    1.40% to 2.10%    8.83% to 9.23%
               2003                               85     $11.33 to $11.37         963     (d)    1.40% to 1.85%         (d)
               2002                              (d)           (d)                (d)     (d)         (d)               (d)
               2001                              (d)           (d)                (d)     (d)         (d)               (d)
               2000                              (d)           (d)                (d)     (d)         (d)               (d)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense           Total
                                                                Value            Net   Investment   Ratio(B)         Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      --------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING Van Kampen Equity Growth
        (Service Class)
               2004                             4,030     $9.86 to $10.23     $ 40,329      --%   0.90% to 2.25%    4.89% to 6.34%
               2003                             3,146      $9.40 to $9.62       29,848    0.02    0.90% to 2.25%   20.82% to 22.55%
               2002                               559      $7.78 to $7.85        4,362     (c)    0.90% to 2.25%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING Van Kampen Equity Growth
        (Advisor Class)
               2004                               808     $10.55 to $12.40       9,811      --    1.40% to 2.10%    5.05% to 5.53%
               2003                               505     $11.68 to $11.75       5,909      --    1.40% to 1.85%   21.29% to 21.89%
               2002                                48      $9.63 to $9.64          458     (c)    1.40% to 1.85%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING Van Kampen Global Franchise
        (Service Class)
               2004                             9,665     $11.95 to $12.43     117,208      --    0.80% to 2.25%   10.14% to 11.78%
               2003                             5,295     $10.85 to $11.12      58,019    0.82    0.80% to 2.25%   23.30% to 25.23%
               2002                             1,661      $8.80 to $8.88       14,670     (c)    0.80% to 2.25%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING Van Kampen Global Franchise
        (Advisor Class)
               2004                             3,118     $10.89 to $13.11      39,831      --    1.40% to 2.10%   10.47% to 10.92%
               2003                             1,232     $11.75 to $11.82      14,506    0.88    1.40% to 1.85%   23.55% to 24.16%
               2002                                74      $9.51 to $9.52          708     (c)    1.40% to 1.85%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING Van Kampen Growth and Income
        (Service Class)
               2004                            30,700     $23.39 to $28.54     772,796    0.96    0.50% to 2.25%   11.54% to 13.52%
               2003                            31,390     $20.97 to $25.14     705,253    0.26    0.50% to 2.25%   25.04% to 27.23%
               2002                            30,992     $16.77 to $19.76     554,608    0.84    0.50% to 2.25%  -16.69% to -15.19%
               2001                            34,270     $20.13 to $23.30     732,049    0.30    0.50% to 2.25%  -13.63% to -12.68%
               2000                            34,836     $24.00 to $26.02     860,338     (a)         (a)               (a)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING Van Kampen Growth and Income
        (Advisor Class)
               2004                              3,963     $11.01 to $13.85    $ 53,331    1.39%   1.40% to 2.10%   11.84% to 12.33%
               2003                              1,961     $12.25 to $12.33      24,058    0.34    1.40% to 1.85%   25.26% to 25.94
               2002                                101      $9.78 to $9.79          990     (c)    1.40% to 1.85%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING Van Kampen Real Estate
        (Service Class)
               2004                             11,459     $13.59 to $59.73     557,477    1.55    0.50% to 2.60%   34.69% to 37.06%
               2003                              9,000     $33.44 to $43.58     330,864    0.20    0.50% to 2.25%   34.62% to 37.04%
               2002                              6,881     $24.84 to $31.80     187,607    3.73    0.50% to 2.25%   -2.05% to 0.31%
               2001                              4,535     $25.36 to $31.90     126,169    4.29    0.50% to 2.25%    6.07% to 7.28%
               2000                              3,804     $25.04 to $28.59     100,303     (a)         (a)               (a)
      ING Van Kampen Real Estate
        (Advisor Class)
               2004                              1,043     $12.60 to $17.69      17,799    1.90    1.40% to 2.10%   35.03% to 35.76%
               2003                                481     $12.96 to $13.03       6,246    0.18    1.40% to 1.85%   35.00% to 35.59%
               2002                                 29      $9.60 to $9.61          276     (c)    1.40% to 1.85%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING American Century Select
               2004                                 30     $9.03 to $12.11          291      --    0.75% to 1.35%    3.77% to 4.00%
               2003                                 15     $8.74 to $11.67          142      --    0.75% to 1.00%        33.23%
               2002                                  6          $6.56                39     (c)        0.75%              (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING American Century Small Cap Value
               2004                                 29     $13.07 to $14.21         389    0.36    0.75% to 1.20%   19.88% to 20.44%
               2003                                 15     $10.87 to $11.83         162      --    0.75% to 1.20%   34.20% to 34.53%
               2002                                 --          $8.10                 2     (c)        0.95%              (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense           Total
                                                               Value            Net   Investment   Ratio(B)         Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING Baron Small Cap Growth
               2004                               99     $14.49 to $14.66    $  1,448      --%   0.75% to 1.35%   26.22% to 27.04%
               2003                               89     $11.48 to $11.54       1,028     (d)    0.75% to 1.35%         (d)
               2002                              (d)           (d)                (d)     (d)         (d)               (d)
               2001                              (d)           (d)                (d)     (d)         (d)               (d)
               2000                              (d)           (d)                (d)     (d)         (d)               (d)
      ING JPMorgan International
               2004                            4,620     $11.53 to $14.38      63,865    1.24    0.75% to 2.55%   15.64% to 17.78%
               2003                              679     $10.42 to $12.24       8,019    0.05    0.75% to 2.55%   28.17% to 28.50%
               2002                                1      $8.13 to $8.14            7     (c)    0.75% to 0.95%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING JPMorgan Mid Cap Value
               2004                            1,575     $11.25 to $14.21      21,149    0.22    0.75% to 2.60%   17.53% to 19.61%
               2003                              527     $10.95 to $11.88       6,151    0.50    0.75% to 2.55%   26.73% to 29.13%
               2002                               33      $9.09 to $9.19          301     (c)    0.95% to 2.55%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING MFS(R) Capital Opportunities
        (Initial Class)
               2004                              455     $8.28 to $11.96        3,938    0.46    0.95% to 2.55%   9.96% to 11.88%
               2003                              389     $7.53 to $10.73        3,009    0.14    0.95% to 2.55%   24.88% to 26.70%
               2002                              209      $6.04 to $6.18        1,280      --    0.95% to 2.40%   -37.64% to -32.29%
               2001                               78      $8.92 to $9.91          698     (b)    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ING MFS(R) Capital Opportunities
        (Service Class)
               2004                               42     $9.71 to $12.59          444    0.24    0.75% to 1.20%   11.51% to 11.74%
               2003                               43     $8.69 to $11.29          391      --    0.75% to 1.00%       26.86%
               2002                               11          $6.85                72     (c)         0.75%             (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING OpCap Balanced Value
               2004                                 88     $10.97 to $12.32    $  1,031    0.83%   0.75% to 1.35%    9.05% to 9.52%
               2003                                 40     $10.08 to $11.28         408    2.25    0.75% to 1.20%         29.23%
               2002                                 16          $7.80               126     (c)        0.75%              (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING Oppenheimer Global Portfolio
               2004                                250     $10.88 to $13.54       3,060      --    0.75% to 2.60%   12.08% to 14.19%
               2003                                147     $10.60 to $11.89       1,586      --    0.75% to 2.55%   28.48% to 30.78%
               2002                                  9      $8.27 to $8.35           75     (c)    0.75% to 2.20%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING PIMCO Total Return
               2004                                191     $10.51 to $11.50       2,116      --    0.75% to 1.35%    2.94% to 3.51%
               2003                                176     $10.21 to $11.11       1,918    4.14    0.75% to 1.35%    2.89% to 3.35%
               2002                                 55         $10.75               593     (c)        0.75%              (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING Salomon Brothers Aggressive Growth
               2004                              9,733     $10.37 to $11.74     113,031      --    0.95% to 2.60%    6.69% to 8.40%
               2003                              1,285     $10.77 to $10.83      13,880     (d)    0.95% to 2.55%         (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      ING Salomon Brothers Fundamental Value
               2004                                 69     $11.07 to $12.72         809      --    0.75% to 1.35%    6.93% to 7.63%
               2003                                 56     $10.31 to $11.85         600    1.64    0.75% to 1.35%   39.32% to 39.68%
               2002                                  1         $7.41                  9     (c)        0.75%              (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING Salomon Brothers Investors Value
               2004                                 57     $10.72 to $12.66    $    651    0.99%   0.75% to 1.35%    8.70% to 9.27%
               2003                                 36     $9.85 to $11.62          362    0.55    0.75% to 1.20%   29.95% to 30.35%
               2002                                 --          $7.61                 4     (c)        0.75%              (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING T. Rowe Price Diversified
        Mid Cap Growth
               2004                                 46     $10.61 to $12.94         529      --    0.75% to 1.35%    7.07% to 7.72%
               2003                                 53     $9.78 to $12.04          557     (d)    0.75% to 1.35%         (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      ING T. Rowe Price Growth Equity
               2004                                268     $10.51 to $12.51       2,982    0.04    0.75% to 1.35%    8.43% to 8.92%
               2003                                229     $9.68 to $11.51        2,295    0.16    0.75% to 1.20%   29.07% to 29.65%
               2002                                 19      $7.51 to $7.52          144     (c)    0.75% to 0.95%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING UBS U.S. Large Cap Equity
               2004                                 61     $10.22 to $12.76         674    0.52    0.75% to 2.20%   13.09% to 13.77%
               2003                                 10     $9.02 to $11.25           97     (d)    0.75% to 1.35%         (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      ING Van Kampen Comstock
               2004                              8,544     $11.02 to $13.39     103,284      --    0.75% to 2.60%   13.74% to 15.84%
               2003                              3,551     $10.41 to $11.58      37,583    1.07    0.75% to 2.55%   26.33% to 28.66%
               2002                                210      $8.24 to $8.34        1,737     (c)    0.75% to 2.40%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING Van Kampen Equity and Income
               2004                                 23     $10.37 to $12.57    $    256      --%   0.75% to 1.35%    9.16% to 9.79%
               2003                                  9     $9.50 to $11.48           89      --    0.75% to 1.35%         25.99%
               2002                                 --          $7.54                 2     (c)       0.75%               (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING GET U.S. Core Portfolio - Series 1
               2004                             16,487     $10.22 to $10.51     170,855    0.66    1.25% to 3.05%    0.29% to 2.14%
               2003                             21,571     $10.19 to $10.29     220,805     (d)    1.25% to 3.05%         (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      ING GET U.S. Core Portfolio - Series 2
               2004                             11,145     $10.05 to $10.29     113,368    0.09    1.25% to 3.05%    0.50% to 2.39%
               2003                             16,692     $10.00 to $10.05     167,331     (d)    1.25% to 3.05%         (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      ING GET U.S. Core Portfolio - Series 3
               2004                             14,042     $9.82 to $10.01      139,161      --    1.25% to 3.05%   -1.70% to -0.10%
               2003                                897     $9.99 to $10.00        8,966     (d)    0.95% to 2.55%         (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      ING GET U.S. Core Portfolio - Series 4
               2004                              7,380     $10.28 to $10.43      76,373     (e)    1.25% to 3.10%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense            Total
                                                                Value            Net   Investment   Ratio(B)          Return(C)
                                                 Units       (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                  (000's)       highest)         (000's)  Ratio(A)    highest)          highest)
      ---------------------------------------   ------   ------------------   --------  -------  --------------   ------------------
      ING GET U.S. Core Portfolio - Series 5
               2004                              4,121    $10.40 to $10.51    $ 43,088     (e)%   1.25% to 3.10%         (e)
               2003                                (e)          (e)                (e)     (e)         (e)               (e)
               2002                                (e)          (e)                (e)     (e)         (e)               (e)
               2001                                (e)          (e)                (e)     (e)         (e)               (e)
               2000                                (e)          (e)                (e)     (e)         (e)               (e)
      ING GET U.S. Core Portfolio - Series 6
               2004                              5,992    $10.04 to $10.09      60,314     (e)    1.25% to 3.10%         (e)
               2003                                (e)          (e)                (e)     (e)         (e)               (e)
               2002                                (e)          (e)                (e)     (e)         (e)               (e)
               2001                                (e)          (e)                (e)     (e)         (e)               (e)
               2000                                (e)          (e)                (e)     (e)         (e)               (e)
      ING GET U.S. Core Portfolio - Series 7
               2004                                127    $9.99 to $10.00        1,268     (e)    0.95% to 2.20%         (e)
               2003                                (e)          (e)                (e)     (e)         (e)               (e)
               2002                                (e)          (e)                (e)     (e)         (e)               (e)
               2001                                (e)          (e)                (e)     (e)         (e)               (e)
               2000                                (e)          (e)                (e)     (e)         (e)               (e)
      ING VP Worldwide Growth
               2004                              7,951    $6.78 to $11.88       56,073    0.77    0.90% to 2.55%    6.73% to 8.59%
               2003                              7,678     $6.35 to $6.75       50,319      --    0.90% to 2.55%   25.74% to 27.95%
               2002                              5,299     $5.05 to $5.28       27,358    2.00    0.90% to 2.55%  -27.02% to -25.42%
               2001                              2,863     $6.92 to $7.08       20,014      --    0.90% to 2.25%  -20.18% to -19.36%
               2000                                635     $8.72 to $8.78        5,554     (a)         (a)               (a)
      ING VP Balanced
               2004                                259    $11.87 to $12.27       3,120    2.07    0.75% to 1.35%    7.70% to 8.20%
               2003                                109    $11.04 to $11.34       1,231     (d)    0.75% to 1.20%         (d)
               2002                                (d)          (d)                (d)     (d)         (d)               (d)
               2001                                (d)          (d)                (d)     (d)         (d)               (d)
               2000                                (d)          (d)                (d)     (d)         (d)               (d)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)           Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      ING VP Growth
               2004                               36     $9.42 to $12.16     $    356      --%   0.75% to 1.35%    5.49% to 6.25%
               2003                               32     $8.90 to $11.49          292      --    0.75% to 1.35%   28.61% to 29.11%
               2002                                7          $6.94                46     (c)        0.75%              (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING VP Index Plus LargeCap
               2004                           13,139     $9.38 to $12.53      128,155    1.02    0.75% to 2.60%    7.53% to 9.42%
               2003                            6,637     $8.72 to $11.48       59,693    0.49    0.75% to 2.55%   22.64% to 24.90%
               2002                              634      $7.11 to $7.31        4,589    0.15    0.75% to 2.55%  -29.03% to -22.23%
               2001                               87      $9.36 to $9.40          812    2.73    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ING VP Index Plus MidCap
               2004                            6,532     $10.84 to $13.68      79,289    0.30    0.75% to 2.60%   13.39% to 15.55%
               2003                            1,784     $10.83 to $11.87      19,893    0.21    0.75% to 2.55%   28.78% to 31.02%
               2002                              692      $8.41 to $8.64        5,909    0.31    0.75% to 2.55%  -14.79 to -12.82%
               2001                               83      $9.87 to $9.91          820     (b)    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ING VP Index Plus SmallCap
               2004                            5,386     $11.23 to $14.45      68,985    0.08    0.75% to 2.60%   18.63% to 20.80%
               2003                            1,420     $11.03 to $11.99      16,341    0.06    0.75% to 2.55%   32.47% to 34.83%
               2002                              465      $8.47 to $8.70        4,005    0.36    0.75% to 2.55%  -15.89% to -13.95%
               2001                               67     $10.07 to $10.11         680     (b)    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ING VP Intermediate Bond
               2004                           17,871     $10.67 to $11.68     203,365    8.87    0.75% to 2.25%    2.19% to 3.82%
               2003                            6,454     $10.34 to $11.25      71,483    2.15    0.75% to 2.25%    3.69% to 5.14%
               2002                            4,668     $10.58 to $10.69      49,590     (c)    0.80% to 2.25%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense           Total
                                                                Value            Net   Investment   Ratio(B)         Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      --------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING VP International Equity
               2004                                22     $11.04 to $14.11    $    265    0.87%   0.75% to 1.35%   15.75% to 15.97%
               2003                                18     $9.52 to $12.19          197     (d)    0.75% to 1.00%         (d)
               2002                               (d)           (d)                (d)     (d)         (d)               (d)
               2001                               (d)           (d)                (d)     (d)         (d)               (d)
               2000                               (d)           (d)                (d)     (d)         (d)               (d)
      ING VP Small Company
               2004                               101     $11.58 to $13.37       1,267    0.28    0.75% to 1.35%   12.51% to 13.26%
               2003                                82     $10.26 to $11.84         876    0.19    0.75% to 1.35%   36.25% to 36.64%
               2002                                21      $7.54 to $7.56          156     (c)    0.75% to 0.95%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING VP Value Opportunity
               2004                               389     $8.38 to $12.48        3,478    0.77    0.75% to 2.55%    7.16% to 9.05%
               2003                               283      $7.82 to $8.18        2,270    0.60    0.75% to 2.55%   21.05% to 23.38%
               2002                               166      $6.46 to $6.63        1,086    0.40    0.75% to 2.55%  -28.22% to -26.66%
               2001                                33      $9.00 to $9.04          298     (b)    0.95% to 1.90%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      ING VP Convertible
               2004                               686     $10.33 to $13.02       8,608    2.47    0.95% to 2.60%    4.94% to 6.63%
               2003                               326     $11.24 to $12.21       3,925    4.96    0.95% to 2.55%   23.73% to 25.88%
               2002                               107      $9.48 to $9.70        1,034    3.17    0.95% to 2.55%   -9.37% to -7.79%
               2001                                18     $10.46 to $10.52         194  (10.36)   0.95% to 2.20%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      ING VP Financial Services
               2004                             1,287     $11.00 to $11.13      14,250     (e)    0.95% to 2.60%         (e)
               2003                               (e)           (e)                (e)     (e)         (e)               (e)
               2002                               (e)           (e)                (e)     (e)         (e)               (e)
               2001                               (e)           (e)                (e)     (e)         (e)               (e)
               2000                               (e)           (e)                (e)     (e)         (e)               (e)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense            Total
                                                                Value            Net   Investment   Ratio(B)          Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      --------------------------------------   ------    ------------------   --------  -------  --------------   ------------------
      ING VP Growth and Income
               2004                               139     $12.33 to $13.02    $  1,776    2.11%   0.75% to 1.20%    6.85% to 7.25%
               2003                               143     $11.54 to $12.14       1,723     (d)    0.75% to 1.20%         (d)
               2002                               (d)           (d)                (d)     (d)         (d)               (d)
               2001                               (d)           (d)                (d)     (d)         (d)               (d)
               2000                               (d)           (d)                (d)     (d)         (d)               (d)
      ING VP International Value
               2004                                94     $12.53 to $13.97       1,244    0.90    0.75% to 1.20%   15.70% to 16.13%
               2003                                48     $10.86 to $12.05         534    0.35    0.75% to 1.20%   28.52% to 28.81%
               2002                                 5      $8.45 to $8.47           42     (c)    0.75% to 0.95%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING VP LargeCap Growth
               2004                               208      $8.64 to $9.14        1,873    3.15    0.95% to 2.55%   9.92% to 11.74%
               2003                               240      $7.86 to $8.18        1,941      --    0.95% to 2.55%   29.70% to 31.72%
               2002                               163      $6.06 to $6.21        1,006    0.48    0.95% to 2.25%  -36.68% to -35.45%
               2001                                56      $9.57 to $9.62          533     (b)    0.95% to 1.90%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      ING VP MagnaCap
               2004                             3,036     $9.42 to $12.00       29,639    1.40    0.90% to 2.55%    6.20% to 7.99%
               2003                             3,033      $8.87 to $9.28       27,551    0.74    0.90% to 2.55%   27.26% to 29.61%
               2002                             1,746      $7.00 to $7.16       12,338    1.02    0.90% to 2.25%  -24.73% to -23.74%
               2001                               579      $9.30 to $9.39        5,402    1.36    0.90% to 2.25%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      ING VP MidCap Opportunities
               2004                             4,282     $7.28 to $12.83       31,955      --    0.75% to 2.25%   10.03% to 10.29%
               2003                                29     $9.82 to $11.66          280      --    0.75% to 1.00%        15.94%
               2002                                 2          $7.24                12     (c)        0.75%              (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense            Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING VP SmallCap Opportunities
               2004                           15,335     $6.62 to $13.09     $103,698      --%   0.75% to 2.25%    7.47% to 9.03%
               2003                           14,450     $6.16 to $12.02       90,453      --    0.75% to 2.25%   35.38% to 37.47%
               2002                            6,553      $4.55 to $4.67       30,118      --    0.75% to 2.25%   -45.05% to -44.14%
               2001                            1,737      $8.28 to $8.36       14,437     (b)    0.90% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      AIM V.I. Capital Appreciation
               2004                                7     $9.95 to $12.17           69      --    0.75% to 1.00%    5.28% to 5.48%
               2003                                8     $9.42 to $11.56           77      --    0.75% to 1.10%        28.24%
               2002                                4          $7.40                27     (c)        0.75%              (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      AIM V.I. Core Equity
               2004                               15     $10.90 to $12.22         162    0.59    0.75% to 1.20%    7.57% to 7.87%
               2003                               17     $10.17 to $11.36         175    0.93    0.75% to 1.00%        23.12%
               2002                                5          $8.26                41     (c)        0.75%              (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      AIM V.I. Dent Demographic Trends
               2004                            6,419     $10.19 to $11.37      67,220      --    0.90% to 2.60%    5.16% to 6.97%
               2003                            5,905     $9.69 to $10.73       58,307      --    0.90% to 2.55%   33.84% to 36.04%
               2002                            1,550      $7.24 to $7.38       11,335      --    0.95% to 2.55%   -34.00% to -32.91%
               2001                              323     $10.97 to $11.00       3,550     (b)    0.95% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      AIM V.I. Financial Services
               2004                            5,209     $10.33 to $11.92      55,511    0.68    0.90% to 2.55%    5.84% to 7.68%
               2003                            5,976     $9.76 to $11.16       59,604    0.67    0.80% to 2.55%   26.26% to 28.50%
               2002                            2,931      $7.73 to $7.92       22,941    1.15    0.90% to 2.55%   -17.15% to -15.76%
               2001                              256      $9.33 to $9.39        2,404    2.70    0.95% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                              Expense           Total
                                                               Value            Net   Investment    Ratio(B)         Return(C)
                                               Units        (lowest to        Assets    Income     (lowest to       (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)     highest)         highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      AIM V.I. Growth
               2004                              410     $9.29 to $11.55     $  3,975      --%   0.95% to 2.60%    5.21% to 6.99%
               2003                              302     $8.83 to $10.83        2,729      --    0.95% to 2.55%   27.60% to 29.60%
               2002                              121      $6.92 to $7.06          848      --    0.95% to 2.55%   -32.94% to -31.79%
               2001                               43     $10.32 to $10.35         443    1.09    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      AIM V.I. Health Sciences
               2004                            9,090     $9.82 to $11.80       92,029      --    0.80% to 2.55%    4.80% to 6.66%
               2003                            9,056     $9.37 to $11.15       86,664      --    0.80% to 2.55%   24.60% to 26.81%
               2002                            4,013      $7.52 to $7.72       30,558      --    0.90% to 2.55%   -26.42% to -24.98%
               2001                            1,052     $10.22 to $10.29      10,790    3.60    0.95% to 2.55%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      AIM V.I. Leisure
               2004                            4,713     $10.86 to $12.18      55,920    0.37    0.95% to 2.60%   10.48% to 12.33%
               2003                            3,232     $10.50 to $10.91      34,410      --    0.95% to 2.55%   25.45% to 27.42%
               2002                              724      $8.39 to $8.47        6,097     (c)    0.95% to 2.25%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      AIM V.I. Premier Equity
               2004                               16     $8.81 to $11.82          157      --    0.75% to 1.20%    4.24% to 4.72%
               2003                               19     $8.43 to $11.32          174      --    0.75% to 1.20%   23.61% to 23.83%
               2002                               12      $6.82 to $6.84           80     (c)    0.75% to 0.95%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      AIM V.I. Utilities
               2004                            8,709     $8.63 to $13.44       77,551    1.58    0.80% to 2.60%   20.36% to 22.56%
               2003                            3,684      $7.17 to $7.49       26,968    1.62    0.80% to 2.55%   14.54% to 16.49%
               2002                            1,227      $6.26 to $6.43        7,783    1.12    0.95% to 2.55%   -22.62% to -20.91%
               2001                              119      $8.09 to $8.13          964    3.07    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense            Total
                                                                Value            Net   Investment   Ratio(B)          Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      --------------------------------------   ------    ------------------   --------  -------  --------------   ------------------
      AllianceBernstein Growth and Income
               2004                             1,616     $10.10 to $12.13    $ 16,976    0.75%   0.95% to 2.60%   8.49% to 10.22%
               2003                             1,205     $9.31 to $11.04       11,497    0.62    0.95% to 2.55%   28.77% to 30.95%
               2002                               644      $7.23 to $7.40        4,730    3.91    0.95% to 2.55%  -24.45% to -23.00%
               2001                               172      $9.57 to $9.61        1,653     (b)    0.95% to 1.90%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      AllianceBernstein Premier Growth
               2004                               571     $8.14 to $11.32        4,894      --    0.95% to 2.55%    5.58% to 7.36%
               2003                               448     $7.71 to $10.58        3,540      --    0.95% to 2.55%   20.28% to 22.26%
               2002                               322      $6.41 to $6.56        2,094      --    0.95% to 2.55%  -32.66% to -31.52%
               2001                               114      $9.52 to $9.58        1,091     (b)    0.95% to 2.40%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      AllianceBernstein Value
               2004                               864     $10.84 to $12.55      10,410    0.78    0.95% to 2.60%   10.48% to 12.34%
               2003                               605     $10.59 to $11.21       6,560    0.69    0.95% to 2.55%   25.18% to 27.25%
               2002                               315      $8.46 to $8.66        2,709    0.80    0.95% to 2.55%  -15.23% to -13.83%
               2001                                59     $9.98 to $10.05          595     (b)    0.95% to 2.40%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      Fidelity(R) VIP Equity-Income
               2004                            22,427     $10.58 to $12.92     245,414    1.17    0.75% to 2.60%   8.40% to 10.38%
               2003                            14,541     $9.76 to $11.73      145,256    0.47    0.75% to 2.55%   26.75% to 29.08%
               2002                             3,054      $7.70 to $7.91       23,851    1.09    0.75% to 2.55%  -18.95% to -17.69%
               2001                               203      $9.55 to $9.61        1,949     (b)    0.95% to 2.20%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      Fidelity(R) VIP Growth
               2004                            28,601     $8.13 to $11.89      239,959    0.13    0.75% to 2.60%    0.49% to 2.36%
               2003                            22,435     $8.09 to $11.65      185,642    0.03    0.75% to 2.55%   29.23% to 31.57%
               2002                             3,655      $6.26 to $6.43       23,212    0.02    0.90% to 2.55%  -32.32% to -30.79%
               2001                                75      $9.25 to $9.29          693     (b)    0.95% to 1.90%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense           Total
                                                                Value            Net   Investment   Ratio(B)         Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      --------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      Fidelity(R) VIP Contrafund(R)
                2004                            3,777     $10.75 to $13.24      46,859    0.15    0.75% to 2.60%   12.23% to 14.31%
                2003                            1,945     $10.63 to $11.62      21,313    0.13    0.75% to 2.55%   25.06% to 27.26%
                2002                              513      $8.50 to $8.73        4,438    0.37    0.75% to 2.55%  -12.19% to -10.28%
                2001                              122      $9.68 to $9.73        1,183     (b)    0.95% to 1.90%         (b)
                2000                              (b)           (b)                (b)     (b)         (b)               (b)
      Fidelity(R) VIP Overseas
                2004                               33     $12.59 to $14.14    $    458    0.76%   0.75% to 1.35%   12.22% to 12.41%
                2003                               69     $11.20 to $12.60         860      --    0.75% to 1.00%        41.95%
                2002                                1          $7.89                 9     (c)        0.75%              (c)
                2001                              (c)           (c)                (c)     (c)         (c)               (c)
                2000                              (c)           (c)                (c)     (c)         (c)               (c)
      Franklin Small Cap Value Securities
                2004                               69     $14.39 to $14.94       1,018    0.16    0.75% to 1.35%   22.57% to 22.82%
                2003                               20     $11.74 to $11.79         236      --    0.75% to 0.95%   30.88% to 31.15%
                2002                                2      $8.97 to $8.99           17     (c)    0.75% to 0.95%         (c)
                2001                              (c)           (c)                (c)     (c)         (c)               (c)
                2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING Goldman Sachs(R) Capital Growth
                2004                                1     $12.12 to $12.15           9     (e)    1.00% to 1.20%         (e)
                2003                              (e)           (e)                (e)     (e)         (e)               (e)
                2002                              (e)           (e)                (e)     (e)         (e)               (e)
                2001                              (e)           (e)                (e)     (e)         (e)               (e)
                2000                              (e)           (e)                (e)     (e)         (e)               (e)
      Greenwich Appreciation
                2004                               34     $18.29 to $18.53         626    1.09    1.25% to 1.40%    7.27% to 7.42%
                2003                               39     $17.05 to $17.25         663    0.64    1.25% to 1.40%   22.84% to 23.04%
                2002                               42     $13.88 to $14.02         589    1.50    1.25% to 1.40%  -18.69% to -18.58%
                2001                               42     $17.07 to $17.22         723    1.15    1.25% to 1.40%  -5.32% to -5.18%
                2000                               46     $18.03 to $18.16         831     (a)         (a)               (a)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense           Total
                                                                Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units       (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)       highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------   ------------------   --------  -------  --------------   -----------------
      Janus Aspen Series Balanced
               2004                                381    $11.10 to $11.69    $  4,286    2.15%   0.75% to 1.20%    6.97% to 7.47%
               2003                                427    $10.36 to $10.91       4,464    2.30    0.75% to 1.20%   12.49% to 12.86%
               2002                                 54     $9.21 to $9.25          496     (c)    0.75% to 1.10%         (c)
               2001                                (c)          (c)                (c)     (c)         (c)               (c)
               2000                                (c)          (c)                (c)     (c)         (c)               (c)
      Janus Aspen Series Flexible Income
               2004                                153    $10.55 to $11.92       1,768    5.99    0.75% to 1.20%    2.43% to 2.94%
               2003                                165    $10.30 to $11.58       1,873    4.27    0.75% to 1.20%    5.02% to 5.37%
               2002                                 26    $10.97 to $10.99         283     (c)    0.75% to 0.95%         (c)
               2001                                (c)          (c)                (c)     (c)         (c)               (c)
               2000                                (c)          (c)                (c)     (c)         (c)               (c)
      Janus Aspen Series Growth
               2004                                 75    $9.60 to $12.03          752      --    0.75% to 1.10%    3.11% to 3.41%
               2003                                103    $9.31 to $11.66        1,007      --    0.75% to 1.20%   30.03% to 30.46%
               2002                                 27         $7.19               192     (c)        0.75%              (c)
               2001                                (c)          (c)                (c)     (c)         (c)               (c)
               2000                                (c)          (c)                (c)     (c)         (c)               (c)
      Janus Aspen Series Worldwide Growth
               2004                                760    $8.28 to $12.00        6,719    0.89    0.75% to 2.55%    1.85% to 3.76%
               2003                                856    $8.13 to $11.60        7,200    0.84    0.75% to 2.55%   20.44% to 22.66%
               2002                                515     $6.75 to $6.93        3,534    0.52    0.75% to 2.55%   -27.58% to 26.20%
               2001                                139     $9.32 to $9.39        1,298    0.33    0.95% to 2.40%         (b)
               2000                                (b)          (b)                (b)     (b)         (b)               (b)
      Colonial Small Cap Value
               2004                             14,445    $16.50 to $16.78     240,424    0.50    1.25% to 2.25%   19.83% to 21.00%
               2003                              2,966    $13.77 to $13.87      40,999     (d)    1.25% to 2.25%         (d)
               2002                                (d)          (d)                (d)     (d)         (d)               (d)
               2001                                (d)          (d)                (d)     (d)         (d)               (d)
               2000                                (d)          (d)                (d)     (d)         (d)               (d)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense             Total
                                                                Value            Net   Investment   Ratio(B)           Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      --------------------------------------   ------    ------------------   --------  -------  --------------   ------------------
      Liberty Asset Allocation
               2004                                46     $12.91 to $13.00    $    601    2.33%   1.40% to 1.80%    8.03% to 8.42%
               2003                                50     $11.95 to $11.99         601     (d)    1.40% to 1.80%         (d)
               2002                               (d)           (d)                (d)     (d)         (d)               (d)
               2001                               (d)           (d)                (d)     (d)         (d)               (d)
               2000                               (d)           (d)                (d)     (d)         (d)               (d)
      Liberty Equity
               2004                                73      $8.30 to $8.53          618    0.63    1.40% to 1.90%    5.46% to 6.09%
               2003                                81      $7.87 to $8.04          648    0.35    1.40% to 1.90%   21.83% to 22.37%
               2002                                75      $6.46 to $6.57          487    0.23    1.40% to 1.90%  -29.17% to -28.66%
               2001                                88      $9.12 to $9.21          807      --    1.40% to 1.80%  -19.72% to -19.28%
               2000                                94     $11.36 to $11.41       1,071     (a)         (a)               (a)
      Liberty Federal Securities
               2004                                 9     $10.29 to $10.37          90    5.65    1.40% to 1.80%    2.38% to 2.78%
               2003                                 9     $10.07 to $10.09          87     (d)    1.40% to 1.70%         (d)
               2002                               (d)           (d)                (d)     (d)         (d)               (d)
               2001                               (d)           (d)                (d)     (d)         (d)               (d)
               2000                               (d)           (d)                (d)     (d)         (d)               (d)
      Liberty Small Company Growth
               2004                                 5     $16.36 to $16.47          81      --    1.40% to 1.80%    9.50% to 9.95%
               2003                                 5     $14.94 to $14.98          75     (d)    1.40% to 1.80%         (d)
               2002                               (d)           (d)                (d)     (d)         (d)               (d)
               2001                               (d)           (d)                (d)     (d)         (d)               (d)
               2000                               (d)           (d)                (d)     (d)         (d)               (d)
      Oppenheimer Global Securities
               2004                               555     $12.69 to $14.76       7,640    0.85    0.75% to 1.35%   17.33% to 18.03%
               2003                               257     $10.80 to $12.54       2,901    0.19    0.75% to 1.35%   41.36% to 41.72%
               2002                                27      $7.64 to $7.67          205     (c)    0.75% to 1.10%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)           Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      Oppenheimer Strategic Bond
               2004                              124     $11.66 to $13.35    $  1,496    4.37%   0.75% to 1.35%    6.97% to 7.66%
               2003                               60     $10.90 to $12.40         702    0.56    0.75% to 1.35%   15.90% to 16.21%
               2002                                2     $10.65 to $10.67          16     (c)    0.75% to 0.95%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      PIMCO StocksPLUS Growth and Income
               2004                           15,361     $10.67 to $11.77     171,023    1.61    0.80% to 2.25%    8.32% to 9.90%
               2003                           18,658     $9.85 to $10.71      190,536    2.08    0.80% to 2.25%   27.43% to 29.35%
               2002                           22,790      $7.73 to $8.28      181,637    2.69    0.80% to 2.25%   -22.00% to -20.84%
               2001                           23,718     $9.91 to $10.46      241,065    4.22    0.80% to 2.25%   -13.15% to -12.17%
               2000                           22,158     $11.56 to $11.91     258,484     (a)         (a)               (a)
      Pioneer Equity-Income VCT
               2004                              139     $11.45 to $13.04       1,659    1.95    0.75% to 1.35%   14.47% to 15.22%
               2003                               99     $9.98 to $11.35        1,010    2.02    0.75% to 1.35%   20.97% to 21.38%
               2002                               22      $8.27 to $8.28          179     (c)    0.75% to 0.95%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      Pioneer Fund VCT
               2004                            8,483     $9.55 to $12.55       83,525    0.96    0.75% to 2.60%   8.03% to 10.17%
               2003                            6,927     $8.84 to $11.43       62,533    0.87    0.75% to 2.55%   20.27% to 22.55%
               2002                            2,697      $7.35 to $7.54       20,064    1.08    0.80% to 2.55%   -21.47% to -19.87%
               2001                              243      $9.36 to $9.41        2,275    0.91    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      Pioneer Mid-Cap Value VCT
               2004                           32,284     $14.34 to $15.51     485,700    0.29    0.75% to 2.25%   19.08% to 20.83%
               2003                           15,149     $11.94 to $12.84     190,493    0.17    0.75% to 2.25%   33.98% to 36.16%
               2002                            5,685      $9.27 to $9.43       53,062    0.56    0.75% to 2.25%   -13.36% to -12.03%
               2001                              480     $10.70 to $10.72       5,139     (b)    1.25% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)           Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      Pioneer Small Company VCT
               2004                              743     $10.37 to $11.89    $  7,982      --%   0.95% to 2.60%   10.32% to 12.17%
               2003                              664     $9.40 to $10.61        6,391      --    0.95% to 2.55%   22.08% to 23.95%
               2002                              437      $7.70 to $7.89        3,417    0.03    0.95% to 2.55%   -19.29% to -17.90%
               2001                               98      $9.54 to $9.61          938     (b)    0.95% to 2.55%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ProFund VP Bull
               2004                           12,090     $8.49 to $11.71      106,145      --    0.90% to 2.55%    6.22% to 7.89%
               2003                           10,431      $8.04 to $8.37       85,664      --    0.90% to 2.40%   22.83% to 24.55%
               2002                            4,706      $6.57 to $6.72       31,265      --    0.90% to 2.25%   -25.68% to -24.66%
               2001                            2,316      $8.84 to $8.92       20,583     (b)    1.25% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ProFund VP Europe 30
               2004                            4,033     $8.94 to $13.58       37,237    0.12    0.90% to 2.60%   11.47% to 13.25%
               2003                            3,999     $8.02 to $12.09       32,874    0.13    0.90% to 2.55%   35.74% to 37.54%
               2002                            2,589      $5.96 to $6.10       15,627      --    0.90% to 2.25%   -27.49% to -26.42%
               2001                              764      $8.22 to $8.29        6,312     (b)    0.90% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ProFund VP Rising Rates Opportunity
               2004                            6,392      $8.10 to $8.66       52,378      --    0.95% to 2.60%   -13.18% to -11.73%
               2003                            2,457      $9.33 to $9.38       22,975     (d)    0.95% to 2.55%         (d)
               2002                              (d)           (d)                (d)     (d)         (d)               (d)
               2001                              (d)           (d)                (d)     (d)         (d)               (d)
               2000                              (d)           (d)                (d)     (d)         (d)               (d)
      ProFund VP Small Cap
               2004                           12,755     $11.12 to $12.70     147,644      --    0.90% to 2.60%   13.82% to 15.68%
               2003                           12,620     $9.84 to $11.07      127,245      --    0.90% to 2.55%   39.52% to 41.54%
               2002                            5,371      $7.11 to $7.27       38,612      --    0.90% to 2.25%   -24.20% to -23.15%
               2001                            2,118      $9.38 to $9.46       19,968     (b)    1.25% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                            Unit Fair                              Expense            Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      Jennison
               2004                           11,562     $5.57 to $11.46     $ 67,085    0.04%   0.90% to 2.60%    6.50% to 8.29%
               2003                           10,879      $5.23 to $5.56       58,724      --    0.90% to 2.55%   26.33% to 28.41%
               2002                            8,904      $4.14 to $4.33       37,748      --    0.90% to 2.55%   -33.33% to -31.81%
               2001                            7,335      $6.21 to $6.35       45,991      --    0.90% to 2.25%   -20.20% to -19.62%
               2000                              987      $7.82 to $7.85        7,732     (a)         (a)               (a)
      SP William Blair International Growth
               2004                           16,960     $6.15 to $13.44      108,380      --    0.90% to 2.55%   13.05% to 15.16%
               2003                           12,262     $5.44 to $11.78       68,613      --    0.90% to 2.55%   35.66% to 37.98%
               2002                            3,751      $4.01 to $4.16       15,341      --    0.90% to 2.55%   -25.05% to -23.53%
               2001                            2,097      $5.35 to $5.44       11,310    0.24    0.90% to 2.25%   -37.19% to -36.52%
               2000                              318      $8.55 to $8.57        2,720     (a)         (a)               (a)
      Putnam VT Discovery Growth
               2004                              363     $8.06 to $10.93        3,031      --    0.95% to 2.55%    4.81% to 6.50%
               2003                              403      $7.69 to $8.00        3,173      --    0.95% to 2.55%   28.60% to 30.72%
               2002                              271      $5.98 to $6.12        1,645      --    0.95% to 2.55%   -31.34% to -30.22%
               2001                               66      $8.71 to $8.77          577     (b)    0.95% to 2.40%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      Putnam VT Growth and Income
               2004                              324     $9.80 to $12.30        3,362    1.62    0.95% to 2.55%   8.29% to 10.08%
               2003                              338      $9.05 to $9.62        3,201    1.40    0.95% to 2.55%   24.31% to 26.25%
               2002                              220      $7.28 to $7.62        1,662    1.62    0.95% to 2.55%   -21.30% to -19.79%
               2001                               48      $9.25 to $9.50          455     (b)    0.95% to 2.20%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      Putnam VT International Growth and
        Income
               2004                              278     $12.54 to $14.31       3,609    1.26    0.95% to 2.55%   17.86% to 19.78%
               2003                              394     $10.64 to $11.07       4,299    1.40    0.95% to 2.55%   34.51% to 36.67%
               2002                              371      $7.91 to $8.10        2,981    0.28    0.95% to 2.55%   -16.21% to -14.65%
               2001                               64      $9.44 to $9.49          604     (b)    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)           Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      Smith Barney High Income
               2004                               17     $15.44 to $15.67    $    265    7.33%   1.25% to 1.40%    8.89% to 9.05%
               2003                               22     $14.18 to $14.37         308    6.70    1.25% to 1.40%   25.71% to 25.94%
               2002                               28     $11.28 to $11.41         319  2 4.02    1.25% to 1.40%   -4.57% to -4.44%
               2001                               31     $11.82 to $11.94         370  1 2.01    1.25% to 1.40%   -5.14% to -4.94%
               2000                               36     $12.46 to $12.56         446     (a)         (a)               (a)
      Smith Barney International
        All Cap Growth
               2004                               17     $12.88 to $13.07         214    0.92    1.25% to 1.40%   16.14% to 16.38%
               2003                               20     $11.09 to $11.23         221    0.95    1.25% to 1.40%   25.74% to 25.90%
               2002                               23      $8.82 to $8.92          201    0.95    1.25% to 1.40%   -26.74% to -26.64%
               2001                               25     $12.04 to $12.16         300      --    1.25% to 1.40%   -32.13% to -32.03%
               2000                               26     $17.74 to $17.89         455     (a)         (a)               (a)
      Smith Barney Large Cap Value
               2004                               22     $19.34 to $19.62         422    1.93    1.25% to 1.40%    9.08% to 9.24%
               2003                               23     $17.73 to $17.96         405    1.55    1.25% to 1.40%   25.83% to 25.95%
               2002                               26     $14.09 to $14.26         371    3.74    1.25% to 1.40%   -26.46% to -26.30%
               2001                               29     $19.16 to $19.35         563    1.39    1.25% to 1.40%   -9.45% to -9.33%
               2000                               33     $21.16 to $21.34         692     (a)         (a)               (a)
      Smith Barney Money Market
               2004                                3          $12.37               37      --       1.40%              -0.56%
               2003                                4          $12.44               50    1.04       1.40%              -0.72%
               2002                               11     $12.53 to $12.68         143    1.30    1.25% to 1.40%   -0.16% to 0.00%
               2001                               17     $12.55 to $12.68         221    3.49    1.25% to 1.40%    2.28% to 2.42%
               2000                               13     $12.27 to $12.38         156     (a)         (a)               (a)
      UBS U.S. Allocation
               2004                              595     $9.38 to $12.00        5,827    0.75    0.95% to 2.55%    7.57% to 9.37%
               2003                              511     $8.72 to $11.01        4,584    0.49    0.95% to 2.55%   24.22% to 26.15%
               2002                              217      $7.02 to $7.19        1,548    0.45    0.95% to 2.55%   -25.08% to -23.67%
               2001                               84      $9.37 to $9.42          787     (b)    0.95% to 2.20%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      Wells Fargo VT Asset Allocation
               2004                                166     $11.27 to $11.37    $  1,880    2.52%   1.40% to 2.10%        7.21%
               2003                                  2         $10.54                25     (d)        1.90%              (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      Wells Fargo VT Equity Income
               2004                                 75     $11.68 to $11.78         882    1.79    1.40% to 2.10%        8.93%
               2003                                  1         $10.75                11     (d)       1.90%               (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      Wells Fargo VT Equity Value
               2004                                 18     $11.69 to $11.75         211     (e)    1.65% to 2.10%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)
      Wells Fargo VT Large Company Growth
               2004                                218     $10.37 to $10.46       2,266      --    1.40% to 2.10%        1.27%
               2003                                  3         $10.26                34     (d)       1.90%               (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      Wells Fargo VT Money Market
               2004                                 38      $9.82 to $9.85          369     (e)    1.90% to 2.10%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      Wells Fargo VT Small Cap Growth
               2004                                 48     $11.85 to $11.95    $    569      --%   1.40% to 2.10%        11.65%
               2003                                  1         $10.64                7      (d)        1.90%              (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      Wells Fargo VT Total Return Bond
               2004                                 47     $10.35 to $10.43         484     (e)    1.40% to 2.10%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)

(a)   Not provided for 2000.
(b) As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
(c) As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
(d) As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
(e) As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(A) The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
(B) The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in
      Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
(C) Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.


                   ING USA ANNUITY AND LIFE INSURANCE COMPANY,

   (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                            Schedule I

   Summary of Investments - Other than Investments in Affiliates

                      As of December 31, 2004

                           (In Millions)


                                                                                                      AMOUNT
                                                                                                     SHOWN ON
TYPE OF INVESTMENTS                                                   COST         VALUE*          BALANCE SHEET
                                                               ---------------- ----------------- ----------------
Fixed maturities:
   U.S. government and government agencies and authorities        $464.0           $   464.7        $    464.7
   State, municipalities and political subdivisions                 20.7                19.9              19.9
   Public utilities securities                                   1,796.9             1,866.4           1,866.4
   Other U.S. corporate securities                               6,292.4             6,513.2           6,513.2
   Foreign securities (1)                                        3,090.1             3,198.3           3,198.3
   Residential mortgage-backed securities                        3,440.3             3,461.8           3,461.8
   Commercial mortgage-backed securities                         1,107.8             1,139.7           1,139.7
   Other asset-backed securities                                 1,934.2             1,933.8           1,933.8
                                                                 ---------------- ----------------- ----------------

  Total fixed maturities, including fixed maturities          $ 18,146.4           $18,597.8         $18,597.8
     pledged                                                  ================    ================= ================


Total equity securities                                       $     34.8           $    35.3         $    35.3
                                                              ===============     ================= ================

Mortgage loans                                                $  3,851.8          $   3,969.4        $  3,851.8
Policy loans                                                       169.0                169.0             169.0
Other investments                                                  228.8                229.0             228.8
                                                             ----------------     ----------------- ----------------

      Total investments                                      $  22,430.8          $  23,000.5        $ 22,882.7
                                                             ================    ================= ================


*  See Notes 2 and 3 of Notes to Financial Statements.

(1)The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                  ING USA ANNUITY AND LIFE INSURANCE COMPANY,
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                                  Schedule IV
                            Reinsurance Information

        As of and for the years ended December 31, 2004, 2003 and 2002
                                 (In Millions)


                                                                                                   PERCENTAGE OF
                                           GROSS         CEDED         ASSUMED          NET        ASSUMED TO NET
                                       -------------- -------------  ------------- -------------- -----------------
YEAR ENDED DECEMBER 31, 2004
Life insurance in force                 $     7,405.6  $     906.0   $          -   $     6,449.6  $           0.0%

Premiums:
    Life insurance                               25.0          2.2              -            22.8
    Accident and health insurance                 0.4          0.4              -              -
                                        -------------- -------------  ------------- --------------
Total premiums                          $        25.4  $       2.6    $         -    $       22.8
                                        ============== =============  ============= ==============

YEAR ENDED DECEMBER 31, 2003

Life insurance in force                 $     8,001.4  $   1,209.4   $          -    $    6,792.0              0.0%
Premiums:
    Life insurance                               27.4          1.4              -            26.0
    Accident and health insurance                 0.2          0.2              -              -
                                       -------------- -------------  ------------- --------------
Total premiums                          $        27.6          1.6              -            26.0
                                       ============== =============  ============= ==============


YEAR ENDED DECEMBER 31, 2002

Life insurance in force                 $     8,722.9  $   1,370.5   $          -    $    7,352.4              0.0%

Premiums:
    Life insurance                               38.4          1.6              -           36.8
    Accident and health insurance                 0.2          0.2              -             -
                                       -------------- -------------  ------------- --------------
Total premiums                          $        38.6  $       1.8   $          -    $      36.8
                                       ============== =============  ============= ==============

(b)

EXHIBITS

1 Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

2     Not applicable

3 (a) Distribution Agreement between the Depositor and Directed
       Services, Inc. (1)
  (b) Form of Dealers Agreement (1)
  (c) Organizational Agreement (1)
  (d) Addendum to Organizational Agreement (1)
  (e) Expense Reimbursement Agreement (1)
  (f) Form of Assignment Agreement for Organization Agreement (1)
  (g) Amendment to the Distribution Agreement between ING USA and DSI (8)

4 (a) Form of Variable Annuity Group Master Contract (2)
  (b) Form of Variable Annuity Contract (2)
  (c) Form of Variable Annuity Certificate (2)
  (d) Form of Endorsement for GET Fund (2)
  (e) Form of Endorsement for Premium Bonus (2)
  (f) Individual Retirement Annuity Rider (5)
  (g) ROTH Individual Retirement Annuity Rider (5)
  (h) Simple Retirement Account Rider (5)
  (i) 403(b) Rider (5)
  (j) Company Address and Name Change Endorsement (7)

5     Individual Deferred Variable Annuity Application (6)

6 (a) Amended and Restated Articles of Incorporation of
       ING USA Annuity and Life Insurance Company, dated (01/01/04) (7)
  (b) Amended and Restated By-Laws of ING USA annuity and Life
       Insurance Company, dated (01/01/04) (7)
  (c) Articles of Merger and Agreement and Plan of Merger of
       USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03) (7)

7     Not applicable

8 (a) Participation Agreement between Golden American Life Insurance
      Company and Variable Insurance Products Funds, Fidelity Distributors Corporation (3)
  (b) Service Agreement between Golden American Life Insurance Company and Directed Services, Inc. (1)
  (c) Participation Agreement between Golden American Life Insurance Company and AIM Advisors, Inc. (4)
  (d) Participation Agreement between Golden American Life Insurance Company and ING Variable Insurance Trust (4)
  (e) Participation Agreement between Golden American Life Insurance Company, Aetna Life Insurance and Annuity Company and ING Partners, Inc. (4)

(9)    Opinion and Consent of James A. Shuchart

(10)(a)  Consent of Independent Registered Public Accounting Firm
    (b) Consent of James A. Shuchart, incorporated in Item 9 of this Part C, together with the Opinion of James A. Shuchart.

11    Not applicable

12    Not applicable

13    Powers of Attorney (9)

----------------------------------------

(1) Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on March 19, 2001 (File Nos. 333-57218, 811-5626)

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-5626)

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 6, 2001
     (File Nos. 333-57218, 811-5626)

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-63692, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 333-57218, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-5626).

(9) Incorporated herein by reference to Registration Statement on Form S-2 for ING Insurance Company of America Guaranteed Account, as filed with the Securities and Exchange Commission on April 7, 2005 (File No. 333-49581).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Harry N. Stout         1475 Dunwoody Drive
                       West Chester, PA  19380          President


Jacques de Vaucleroy   5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Director


Catherine H. Smith     151 Farmington Avenue
                       Hartford, CT  06156              Director



Boyd G. Combs          5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Senior Vice President


Shaun P. Mathews       151 Farmington Avenue
                       Hartford, CT  06156              Senior Vice President



James R. Gelder        20 Washington Avenue South
                       Minneapolis, MN  55402           Senior Vice President


James R. McInnis       1475 Dunwoody Drive
                       West Chester, PA  19380          Senior Vice President


Stephen J. Preston     1475 Dunwoody Drive
                       West Chester, PA  19380          Senior Vice President


Kathleen A. Murphy     5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Director


Thomas J. McInerney    5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Director and Chairman


Andrew D. Chua         1290 Broadway                    President, ING
                       Denver, CO  80203                Institutional Markets


David A. Wheat                                          Chief Financial Officer,
                       5780 Powers Ferry Road           Director and Senior Vice
                       Atlanta, GA  30327-4390          President

Roger W. Fisher        5780 Powers Ferry Road           Vice President and Chief
                       Atlanta, GA  30327-4390          Accounting Officer


David L. Jacobson      1475 Dunwoody Drive              Vice President, Chief
                       West Chester, PA  19380          Compliance Officer and
                                                        Assistant Secretary

David S. Pendergrass   5780 Powers Ferry Road           Vice President and
                       Atlanta, GA  30327-4390          Treasurer


Paula Cludray-Engelke  20 Washington Avenue South
                       Minneapolis, MN  55402           Secretary

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I as filed on April 7, 2005 (File No. 333-47527).

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of March 31, 2005 there are 226,516 qualified contract owners and 196,691 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------           ---------------------

James R. McInnis               Director and President

Robert J. Hughes               Director

Matthew J. Rider               Director

Anita Woods                    Chief Financial Officer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

James A. Shuchart              Secretary and General Counsel

(c)
             2004 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $374,955,000       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 20th day of April, 2005.


                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Harry N. Stout*
                                     President (principle executive officer)


    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on April 20, 2005.


Signature                     Title
---------                     -----

                             President
--------------------         (principle executive officer)
Harry N. Stout*


--------------------         Chief Accounting Officer
Roger W. Fisher*


   DIRECTORS


----------------------       Chief Financial Officer
David A. Wheat*


----------------------
Jacques de Vaucleroy*


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Catherine H. Smith*


     By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX



ITEM     EXHIBIT                                                   PAGE #
----     -------                                                   ------

9       Opinion and Consent of James A. Shuchart, Esq.             EX-99.B9

10a     Consent of Independent Registered Public Accounting Firm   EX-99.B10A